UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                     SEPTEMBER 30, 2012

High-Yield Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	22
Statement of Operations	23
Statement of Changes in Net Assets	24
Notes to Financial Statements	25
Financial Highlights	32
Approval of Management Agreement	35
Additional Information	40

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHIX	6.03%	19.57%	7.77%(2)	8.47%(2)	5.05%(2)	9/30/97
Barclays U.S. High-Yield 2% Issuer Capped Bond Index	—	6.40%	19.35%	9.50%	10.93%	7.09%	—
Institutional Class	ACYIX	6.13%	19.81%	7.98%(2)	—	7.42%(2)	8/2/04
A Class(3) No sales charge* With sales charge*	AHYVX	5.90% 1.21%	19.28% 13.99%	7.50%(2) 6.51%(2)	8.22%(2) 7.73%(2)	7.47%(2) 7.01%(2)	3/8/02
C Class No sales charge* With sales charge*	AHDCX	5.50% 4.50%	18.40% 18.40%	6.71%(2) 6.71%(2)	7.43%(2) 7.43%(2)	6.60%(2) 6.60%(2)	12/10/01
R Class	AHYRX	5.77%	18.77%	7.24%(2)	—	6.54%(2)	7/29/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.88%	0.68%	1.13%	1.88%	1.38%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater liquidity risk and credit risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2012
Portfolio at a Glance
Average Duration (effective)	3.8 years
Weighted Average Life	5.1 years

30-Day SEC Yields(1)
Investor Class	4.90%
Institutional Class	5.11%
A Class	4.45%
C Class	3.91%
R Class	4.41%

(1)Yields would have been lower if a portion of the management fee had not been waived.
Types of Investments in Portfolio	% of net assets
Corporate Bonds	88.6%
Exchange-Traded Funds	5.4%
Asset-Backed Securities	0.4%
Common Stocks	0.3%
Preferred Stocks	—(2)
Commercial Mortgage-Backed Securities	—(2)
Temporary Cash Investments	4.1%
Other Assets and Liabilities	1.2%

(2)	Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 - 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,060.30	$4.39	0.85%
Investor Class (before waiver)	$1,000	$1,060.30(2)	$4.39	0.85%
Institutional Class (after waiver)	$1,000	$1,061.30	$3.36	0.65%
Institutional Class (before waiver)	$1,000	$1,061.30(2)	$3.36	0.65%
A Class (after waiver)	$1,000	$1,059.00	$5.68	1.10%
A Class (before waiver)	$1,000	$1,059.00(2)	$5.68	1.10%
C Class (after waiver)	$1,000	$1,055.00	$9.53	1.85%
C Class (before waiver)	$1,000	$1,055.00(2)	$9.53	1.85%
R Class (after waiver)	$1,000	$1,057.70	$6.96	1.35%
R Class (before waiver)	$1,000	$1,057.70(2)	$6.96	1.35%
Hypothetical
Investor Class (after waiver)	$1,000	$1,020.81	$4.31	0.85%
Investor Class (before waiver)	$1,000	$1,020.81	$4.31	0.85%
Institutional Class (after waiver)	$1,000	$1,021.81	$3.29	0.65%
Institutional Class (before waiver)	$1,000	$1,021.81	$3.29	0.65%
A Class (after waiver)	$1,000	$1,019.55	$5.57	1.10%
A Class (before waiver)	$1,000	$1,019.55	$5.57	1.10%
C Class (after waiver)	$1,000	$1,015.79	$9.35	1.85%
C Class (before waiver)	$1,000	$1,015.79	$9.35	1.85%
R Class (after waiver)	$1,000	$1,018.30	$6.83	1.35%
R Class (before waiver)	$1,000	$1,018.30	$6.83	1.35%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
Corporate Bonds — 88.6%
AEROSPACE AND DEFENSE — 0.4%
B/E Aerospace, Inc., 5.25%, 4/1/22	$1,000,000	$1,042,500
L-3 Communications Corp., 6.375%, 10/15/15	100,000	101,400
Triumph Group, Inc., 8.00%, 11/15/17	1,200,000	1,314,000
		2,457,900
AIRLINES — 0.1%
United Air Lines, Inc., 9.875%, 8/1/13(1)	444,000	456,210
AUTO COMPONENTS — 1.8%
Allison Transmission, Inc., 7.125%, 5/15/19(1)	700,000	754,250
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17(1)	400,000	449,000
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,950,000	2,037,750
Dana Holding Corp., 6.75%, 2/15/21	750,000	813,750
Delphi Corp., 5.875%, 5/15/19	1,725,000	1,871,625
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	500,000	556,250
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,200,000	1,278,000
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	325,000	364,000
TRW Automotive, Inc., 8.875%, 12/1/17(1)	500,000	553,750
UCI International, Inc., 8.625%, 2/15/19	1,250,000	1,250,000
Visteon Corp., 6.75%, 4/15/19	810,000	854,550
		10,782,925
AUTOMOBILES — 1.0%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,150,000	2,289,750
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	600,000	656,695
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,000,000	1,260,335
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,000,000	1,122,795
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	170,000	192,709
Jaguar Land Rover plc, 8.125%, 5/15/21(1)	250,000	273,437
		5,795,721
BEVERAGES — 0.1%
Constellation Brands, Inc., 7.25%, 9/1/16	750,000	862,500
BUILDING PRODUCTS — 0.7%
Boise Cascade LLC, 7.125%, 10/15/14	592,000	593,480
Masco Corp., 6.125%, 10/3/16	1,000,000	1,101,820
Masco Corp., 5.95%, 3/15/22	1,200,000	1,317,302
Masonite International Corp., 8.25%, 4/15/21(1)	250,000	265,000
USG Corp., 8.375%, 10/15/18(1)	800,000	872,000
USG Corp., 7.875%, 3/30/20(1)	250,000	271,563
		4,421,165
CAPITAL MARKETS — 0.6%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,000,000	1,822,500
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(1)	1,000,000	782,500
Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14	750,000	800,534
		3,405,534
CHEMICALS — 1.5%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,200,000	1,239,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	500,000	511,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	1,000,000	897,500
Huntsman International LLC, 8.625%, 3/15/21	500,000	575,000
Ineos Finance plc, 9.00%, 5/15/15(1)	1,200,000	1,275,000
Ineos Finance plc, 8.375%, 2/15/19(1)	600,000	633,750
Ineos Finance plc, 7.50%, 5/1/20(1)	950,000	969,000
LyondellBasell Industries NV, 5.00%, 4/15/19	950,000	1,014,125

7

	Principal Amount	Value
LyondellBasell Industries NV, 6.00%, 11/15/21	$750,000	$858,750
Momentive Performance Materials, Inc., 9.00%, 1/15/21	1,000,000	730,000
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	250,000	254,688
		8,958,063
COMMERCIAL BANKS — 1.9%
LBG Capital No.1 plc, 7.875%, 11/1/20(1)	1,000,000	1,010,000
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(1)	1,000,000	964,394
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,500,000	2,075,000
Regions Bank, 6.45%, 6/26/37	2,500,000	2,562,500
Regions Financial Corp., 5.75%, 6/15/15	750,000	807,173
Regions Financing Trust II, VRN, 6.625%, 5/15/27	500,000	491,250
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17	2,600,000	2,151,500
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	1,750,000	1,715,000
		11,776,817
COMMERCIAL SERVICES AND SUPPLIES — 1.5%
Brickman Group Holdings, Inc., 9.125%, 11/1/18(1)	850,000	875,500
Ceridian Corp., 8.875%, 7/15/19(1)	1,600,000	1,736,000
Clean Harbors, Inc., 5.25%, 8/1/20(1)	1,100,000	1,138,500
Emergency Medical Services Corp., 8.125%, 6/1/19	1,750,000	1,863,750
Iron Mountain, Inc., 8.375%, 8/15/21	500,000	556,250
Iron Mountain, Inc., 5.75%, 8/15/24	500,000	503,750
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20(1)	450,000	471,375
PHH Corp., 9.25%, 3/1/16	500,000	576,250
ServiceMaster Co., 8.00%, 2/15/20	1,250,000	1,331,250
		9,052,625
COMMUNICATIONS EQUIPMENT — 0.8%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	751,000	495,660
Avaya, Inc., 7.00%, 4/1/19(1)	1,450,000	1,355,750
CommScope, Inc., 8.25%, 1/15/19(1)	1,000,000	1,085,000
Nokia Oyj, 5.375%, 5/15/19	700,000	589,750
SBA Communications Corp., 5.625%, 10/1/19(1)	1,000,000	1,021,250
Viasat, Inc., 8.875%, 9/15/16	450,000	484,875
		5,032,285
COMPUTERS AND PERIPHERALS — 0.2%
NCR Corp., 5.00%, 7/15/22(1)	250,000	253,750
Seagate Technology HDD Holdings, 6.80%, 10/1/16	650,000	723,125
		976,875
CONSTRUCTION AND ENGINEERING — 0.2%
Tutor Perini Corp., 7.625%, 11/1/18	1,000,000	1,017,500
CONSTRUCTION MATERIALS — 1.4%
Associated Materials LLC, 9.125%, 11/1/17	700,000	689,500
Building Materials Corp. of America, 6.75%, 5/1/21(1)	1,060,000	1,163,350
Covanta Holding Corp., 7.25%, 12/1/20	800,000	891,162
HD Supply, Inc., 8.125%, 4/15/19(1)	950,000	1,033,125
Headwaters, Inc., 7.625%, 4/1/19	500,000	510,000
Isabelle Acquisition Sub, Inc., PIK, 10.00%, 11/15/18(1)	1,100,000	1,197,625
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	447,500
Nortek, Inc., 8.50%, 4/15/21	500,000	535,000
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 1/31/20(1)	1,000,000	1,075,000
Vulcan Materials Co., 7.00%, 6/15/18	800,000	883,000
		8,425,262
CONSUMER FINANCE — 1.1%
CIT Group, Inc., 4.75%, 2/15/15(1)	1,225,000	1,283,188
CIT Group, Inc., 4.25%, 8/15/17	1,000,000	1,043,008
CIT Group, Inc., 5.50%, 2/15/19(1)	1,000,000	1,087,500
Interactive Data Corp., 10.25%, 8/1/18	250,000	281,250
National Money Mart Co., 10.375%, 12/15/16	700,000	785,750

8

Principal Amount	Value
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	$500,000	$451,560
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	750,000	641,250
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18(1)	1,000,000	1,095,000
		6,668,506
CONTAINERS AND PACKAGING — 2.0%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,103,375
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)	1,400,000	1,508,500
Ardagh Packaging Finance plc, 9.125%, 10/15/20(1)	1,200,000	1,272,000
Ball Corp., 7.125%, 9/1/16	950,000	1,033,125
Ball Corp., 5.00%, 3/15/22	950,000	996,312
Berry Plastics Corp., 9.75%, 1/15/21	600,000	687,000
Berry Plastics Corp., VRN, 4.13%, 12/15/12	950,000	947,625
BWAY Holding Co., 10.00%, 6/15/18	1,000,000	1,130,000
Consolidated Container Co., 10.125%, 7/15/20(1)	250,000	267,500
Crown Americas LLC/Crown Americas Capital Corp. II, 7.625%, 5/15/17	1,000,000	1,075,000
Packaging Dynamics Corp., 8.75%, 2/1/16(1)	1,100,000	1,166,000
		12,186,437
DISTRIBUTORS — 0.1%
McJunkin Red Man Corp., 9.50%, 12/15/16	750,000	812,813
DIVERSIFIED CONSUMER SERVICES — 0.1%
Laureate Education, Inc., 9.25%, 9/1/19(1)	750,000	757,500
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Ally Financial, Inc., 8.30%, 2/12/15	3,590,000	3,984,900
Ally Financial, Inc., 4.625%, 6/26/15	750,000	769,614
Ally Financial, Inc., 5.50%, 2/15/17	1,750,000	1,831,370
Ally Financial, Inc., 6.25%, 12/1/17	2,650,000	2,876,771
Ally Financial, Inc., 8.00%, 3/15/20	1,000,000	1,175,000
Ally Financial, Inc., 8.00%, 11/1/31	750,000	878,250
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	2,000,000	2,044,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	700,000	754,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	950,000	995,125
Morgan Stanley, 4.20%, 11/20/14	750,000	780,067
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20(1)	500,000	527,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 9/1/17	1,000,000	1,088,750
Serta Simmons Holdings LLC, 8.125%, 10/1/20(1)(7)	500,000	498,750
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	750,000	608,182
UBS AG, 7.625%, 8/17/22	1,600,000	1,676,152
UBS AG, MTN, VRN, 7.25%, 2/22/17	1,000,000	1,024,763
UPCB Finance III Ltd., 6.625%, 7/1/20(1)	1,500,000	1,578,750
		23,092,694
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
Cincinnati Bell, Inc., 8.75%, 3/15/18	1,750,000	1,785,000
Frontier Communications Corp., 6.25%, 1/15/13	461,000	467,915
Frontier Communications Corp., 8.25%, 4/15/17	1,000,000	1,140,000
Frontier Communications Corp., 7.125%, 3/15/19	1,775,000	1,899,250
Frontier Communications Corp., 8.50%, 4/15/20	500,000	567,500
Frontier Communications Corp., 7.125%, 1/15/23	250,000	260,938
Hughes Satellite Systems Corp., 6.50%, 6/15/19	1,000,000	1,075,000
Intelsat Jackson Holdings SA, 11.25%, 6/15/16	436,000	455,620
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	2,860,000	3,103,100
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	950,000	1,027,187
Intelsat Jackson Holdings SA, 6.625%, 12/15/22(1)(7)	500,000	499,375
Intelsat Luxembourg SA, 11.25%, 2/4/17	2,950,000	3,130,687
Level 3 Financing, Inc., 10.00%, 2/1/18	1,200,000	1,341,000

9

Principal Amount	Value
Level 3 Financing, Inc., 7.00%, 6/1/20(1)	$750,000	$760,313
Level 3 Financing, Inc., 8.625%, 7/15/20	3,350,000	3,630,562
Sprint Capital Corp., 6.90%, 5/1/19	2,600,000	2,710,500
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	1,040,000
Telecom Italia Capital SA, 4.95%, 9/30/14	750,000	776,250
Virgin Media Finance plc, 8.375%, 10/15/19	1,350,000	1,542,375
Windstream Corp., 7.875%, 11/1/17	1,750,000	1,964,375
Windstream Corp., 7.75%, 10/15/20	1,200,000	1,293,000
		30,469,947
ELECTRIC UTILITIES — 0.9%
AES Corp. (The), 9.75%, 4/15/16	500,000	600,000
AES Corp. (The), 8.00%, 10/15/17	2,850,000	3,306,000
Atlantic Power Corp., 9.00%, 11/15/18	1,000,000	1,067,500
Edison Mission Energy, 7.00%, 5/15/17	1,550,000	809,875
		5,783,375
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Jabil Circuit, Inc., 5.625%, 12/15/20	750,000	806,250
NXP BV/NXP Funding LLC, 9.75%, 8/1/18(1)	500,000	577,500
Sanmina-SCI Corp., 7.00%, 5/15/19(1)	2,400,000	2,436,000
Viasystems, Inc., 7.875%, 5/1/19(1)	700,000	700,000
		4,519,750
ENERGY EQUIPMENT AND SERVICES — 0.9%
Basic Energy Services, Inc., 7.75%, 2/15/19	2,200,000	2,266,000
Parker Drilling Co., 9.125%, 4/1/18	500,000	541,250
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,000,000	1,072,500
Pioneer Drilling Co., 9.875%, 3/15/18	775,000	846,688
SESI LLC, 6.375%, 5/1/19	750,000	806,250
		5,532,688
FOOD AND STAPLES RETAILING — 1.6%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(1)	1,000,000	1,076,250
Ingles Markets, Inc., 8.875%, 5/15/17	1,000,000	1,082,500
Rite Aid Corp., 7.50%, 3/1/17	1,700,000	1,755,250
Rite Aid Corp., 9.25%, 3/15/20	1,700,000	1,751,000
SUPERVALU, Inc., 8.00%, 5/1/16	3,040,000	2,728,400
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	1,000,000	1,081,250
		9,474,650
FOOD PRODUCTS — 1.3%
Del Monte Corp., 7.625%, 2/15/19	1,550,000	1,602,313
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(1)	450,000	451,125
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	708,750
Michael Foods Group, Inc., 9.75%, 7/15/18	1,603,000	1,795,360
Post Holdings, Inc., 7.375%, 2/15/22(1)	900,000	960,750
Smithfield Foods, Inc., 7.75%, 7/1/17	1,350,000	1,525,500
Smithfield Foods, Inc., 6.625%, 8/15/22	750,000	780,000
		7,823,798
GAS UTILITIES — 1.5%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20(1)	250,000	255,000
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 7/15/22	750,000	796,875
El Paso Corp., 7.25%, 6/1/18	700,000	809,758
Energy Transfer Equity LP, 7.50%, 10/15/20	1,200,000	1,368,000
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(1)	600,000	653,446
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	500,000	525,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	295,000	320,813
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	500,000	540,000

10

Principal Amount	Value
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	$750,000	$800,625
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	250,000	285,625
Rockies Express Pipeline LLC, 6.25%, 7/15/13(1)	1,000,000	1,025,000
Rockies Express Pipeline LLC, 3.90%, 4/15/15(1)	1,000,000	990,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22(1)	750,000	798,750
		9,168,892
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Alere, Inc., 9.00%, 5/15/16	1,200,000	1,287,000
Biomet, Inc., 10.00%, 10/15/17	600,000	633,750
Biomet, Inc., 11.625%, 10/15/17	1,703,000	1,815,824
Biomet, Inc., 6.50%, 8/1/20(1)	650,000	675,187
DJO Finance LLC/DJO Finance Corp., 9.75%, 10/15/17	250,000	213,750
Hologic, Inc., 6.25%, 8/1/20(1)	250,000	266,250
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	1,750,000	1,859,375
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19(1)	650,000	617,500
		7,368,636
HEALTH CARE PROVIDERS AND SERVICES — 5.2%
AMERIGROUP Corp., 7.50%, 11/15/19	1,000,000	1,173,125
Apria Healthcare Group, Inc., 11.25%, 11/1/14	750,000	772,500
Capella Healthcare, Inc., 9.25%, 7/1/17	1,100,000	1,178,375
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,653,750
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	450,000	480,656
DaVita, Inc., 6.375%, 11/1/18	650,000	695,500
DaVita, Inc., 6.625%, 11/1/20	600,000	644,250
DaVita, Inc., 5.75%, 8/15/22	600,000	627,000
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,447,875
Gentiva Health Services, Inc., 11.50%, 9/1/18	1,000,000	948,750
HCA Holdings, Inc., 7.75%, 5/15/21	1,500,000	1,642,500
HCA, Inc., 5.75%, 3/15/14	750,000	791,250
HCA, Inc., 6.50%, 2/15/16	1,350,000	1,491,750
HCA, Inc., 8.50%, 4/15/19	1,500,000	1,698,750
HCA, Inc., 7.875%, 2/15/20	210,000	237,038
HCA, Inc., 7.25%, 9/15/20	1,000,000	1,125,000
HCA, Inc., 7.50%, 2/15/22	1,750,000	1,990,625
HCA, Inc., 5.875%, 3/15/22	500,000	544,375
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,448,000
Health Management Associates, Inc., 7.375%, 1/15/20	1,450,000	1,580,500
Healthsouth Corp., 8.125%, 2/15/20	700,000	780,500
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19	950,000	912,000
Radiation Therapy Services, Inc., 8.875%, 1/15/17	950,000	921,500
Radiation Therapy Services, Inc., 9.875%, 4/15/17	305,000	223,413
Tenet Healthcare Corp., 8.875%, 7/1/19	1,000,000	1,135,000
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,726,000
Universal Health Services, Inc., 7.00%, 10/1/18	1,300,000	1,415,375
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	1,050,000	1,122,187
		31,407,544
HOTELS, RESTAURANTS AND LEISURE — 4.8%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18(1)	1,000,000	1,042,500
American Casino & Entertainment Properties LLC, 11.00%, 6/15/14	1,402,000	1,465,090
Ameristar Casinos, Inc., 7.50%, 4/15/21	2,600,000	2,808,000
Boyd Gaming Corp., 9.125%, 12/1/18	850,000	896,750
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	2,250,000	2,430,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	2,900,000	1,914,000
Caesars Operating Escrow LLC/Caesars Escrow Corp., 8.50%, 2/15/20(1)	1,000,000	1,002,500

11

Principal Amount	Value
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	$500,000	$527,500
Chester Downs & Marina LLC, 9.25%, 2/1/20(1)	1,500,000	1,515,000
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	1,450,000	1,555,125
Dave & Buster’s, Inc., 11.00%, 6/1/18	700,000	794,500
DineEquity, Inc., 9.50%, 10/30/18	1,000,000	1,132,500
Fiesta Restaurant Group, Inc., 8.875%, 8/15/16	250,000	268,750
Graton Economic Development Authority, 9.625%, 9/1/19(1)	100,000	104,250
Marina District Finance Co., Inc., 9.50%, 10/15/15	850,000	861,687
Marina District Finance Co., Inc., 9.875%, 8/15/18	350,000	352,625
MGM Resorts International, 10.375%, 5/15/14	250,000	282,500
MGM Resorts International, 6.625%, 7/15/15	500,000	537,500
MGM Resorts International, 7.625%, 1/15/17	3,850,000	4,100,250
MGM Resorts International, 8.625%, 2/1/19(1)	750,000	821,250
MGM Resorts International, 9.00%, 3/15/20	1,000,000	1,121,250
MGM Resorts International, 7.75%, 3/15/22	250,000	262,500
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	950,000	1,066,375
Station Casinos LLC, 3.66%, 6/18/18(1)(2)	750,000	654,375
Wyndham Worldwide Corp., 5.625%, 3/1/21	500,000	552,678
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	1,100,000	1,229,250
		29,298,705
HOUSEHOLD DURABLES — 2.1%
Beazer Homes USA, Inc., 6.875%, 7/15/15	950,000	959,500
Beazer Homes USA, Inc., 8.125%, 6/15/16	750,000	787,500
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	950,000	1,034,906
KB Home, 8.00%, 3/15/20	500,000	555,000
Lennar Corp., Series B,6.50%, 4/15/16	500,000	547,500
Lennar Corp., 6.95%, 6/1/18	800,000	888,000
Lennar Corp., Series B, 5.60%, 5/31/15	250,000	267,500
Libbey Glass, Inc., 6.875%, 5/15/20(1)	250,000	270,000
Meritage Homes Corp., 7.00%, 4/1/22	750,000	806,250
Ryland Group, Inc. (The), 5.375%, 10/1/22	500,000	502,500
Sealy Mattress Co., 10.875%, 4/15/16(1)	847,000	927,465
Standard Pacific Corp., 8.375%, 5/15/18	2,250,000	2,607,188
Taylor Morrison, Inc., 7.75%, 4/15/20(1)	1,500,000	1,605,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	779,177
		12,537,486
HOUSEHOLD PRODUCTS — 1.6%
American Achievement Corp., 10.875%, 4/15/16(1)	1,000,000	872,500
Central Garden and Pet Co., 8.25%, 3/1/18	2,720,000	2,896,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.50%, 5/15/18	1,000,000	1,020,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.125%, 4/15/19	400,000	424,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.00%, 4/15/19	750,000	768,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.875%, 8/15/19	975,000	1,057,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.875%, 8/15/19	1,450,000	1,549,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20(1)	250,000	250,313
Spectrum Brands, Inc., 6.75%, 3/15/20(1)	625,000	647,656
YCC Holdings LLC/Yankee Finance, Inc., PIK, 10.25%, 2/15/16	500,000	520,000
		10,007,581

12

Principal Amount	Value
INDUSTRIAL CONGLOMERATES — 0.8%
Bombardier, Inc., 7.50%, 3/15/18(1)	$900,000	$1,023,750
Bombardier, Inc., 5.75%, 3/15/22(1)	750,000	772,500
Harland Clarke Holdings Corp., 9.50%, 5/15/15	1,405,000	1,173,175
Harland Clarke Holdings Corp., VRN, 6.00%, 11/15/12	250,000	183,750
Schaeffler Finance BV, 7.75%, 2/15/17(1)	750,000	832,500
SPX Corp., 7.625%, 12/15/14	650,000	718,250
		4,703,925
INSURANCE — 3.3%
Aircastle Ltd., 6.75%, 4/15/17	1,000,000	1,082,500
American General Institutional Capital, Inc., 7.57%, 12/1/45(1)	500,000	562,500
American International Group, Inc., 6.82%, 11/15/37(1)	1,025,000	1,328,281
American International Group, Inc., VRN, 8.18%, 5/15/38	1,000,000	1,228,750
AXA SA, VRN, 6.46%, 12/14/18(1)	1,000,000	927,500
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(1)	1,000,000	1,045,000
Capital One Capital IV, VRN, 6.75%, 2/17/32	1,200,000	1,213,500
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	1,400,000	904,750
Hub International Ltd., 8.125%, 10/15/18(1)	750,000	763,125
International Lease Finance Corp., 6.625%, 11/15/13	1,000,000	1,050,000
International Lease Finance Corp., 5.75%, 5/15/16	2,000,000	2,130,830
International Lease Finance Corp., 8.75%, 3/15/17	2,200,000	2,585,000
International Lease Finance Corp., 6.25%, 5/15/19	1,000,000	1,080,000
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,292,000
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)	1,000,000	1,014,112
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(1)	1,000,000	1,018,475
		20,226,323
INTERNET SOFTWARE AND SERVICES — 0.1%
Equinix, Inc., 7.00%, 7/15/21	500,000	561,875
Zayo Group LLC/Zayo Capital, Inc., 8.125%, 1/1/20	250,000	274,375
		836,250
IT SERVICES — 2.2%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	1,750,000	1,925,000
First Data Corp., 9.875%, 9/24/15	752,000	770,800
First Data Corp., 11.25%, 3/31/16	1,500,000	1,462,500
First Data Corp., 7.375%, 6/15/19(1)	1,500,000	1,554,375
First Data Corp., 8.875%, 8/15/20(1)	1,000,000	1,095,000
First Data Corp., 8.25%, 1/15/21(1)	2,999,000	3,006,497
First Data Corp., 12.625%, 1/15/21	1,599,000	1,664,959
j2 Global, Inc., 8.00%, 8/1/20(1)	200,000	203,000
SunGard Data Systems, Inc., 10.25%, 8/15/15	600,000	616,500
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000,000	1,077,500
		13,376,131
MACHINERY — 0.9%
Case New Holand, Inc., 7.875%, 12/1/17	1,700,000	2,001,750
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	950,000	1,027,187
Navistar International Corp., 8.25%, 11/1/21	774,000	738,203
Oshkosh Corp., 8.25%, 3/1/17	850,000	939,250
Oshkosh Corp., 8.50%, 3/1/20	350,000	393,750
Terex Corp., 6.50%, 4/1/20	500,000	521,250
		5,621,390
MARINE — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19	500,000	453,750
MEDIA — 9.6%
AMC Entertainment, Inc., 9.75%, 12/1/20	1,000,000	1,131,250
AMC Networks, Inc., 7.75%, 7/15/21	200,000	227,000

13

Principal Amount	Value
Cablevision Systems Corp., 8.625%, 9/15/17	$1,500,000	$1,751,250
Cablevision Systems Corp., 5.875%, 9/15/22	1,000,000	1,000,000
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	35,000	38,325
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	1,000,000	1,087,500
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	2,900,000	3,153,750
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	500,000	560,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	1,900,000	1,919,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)	1,129,000	946,949
Cenveo Corp., 7.875%, 12/1/13	1,147,000	1,148,434
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17(1)	750,000	804,375
Clear Channel Communications, Inc., 10.75%, 8/1/16	1,750,000	1,233,750
Clear Channel Communications, Inc., 9.00%, 3/1/21	750,000	671,250
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	100,000	107,500
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	1,400,000	1,515,500
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	375,000	361,875
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	875,000	857,500
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)	1,200,000	1,188,000
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)	500,000	497,500
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	545,000
CSC Holdings LLC, 6.75%, 11/15/21(1)	1,200,000	1,329,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,100,000	1,075,250
DISH DBS Corp., 7.125%, 2/1/16	1,950,000	2,164,500
DISH DBS Corp., 6.75%, 6/1/21	1,950,000	2,135,250
Gray Television, Inc., 10.50%, 6/29/15	1,000,000	1,088,750
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	250,000	279,062
Lamar Media Corp., 7.875%, 4/15/18	300,000	333,000
Lamar Media Corp., 5.875%, 2/1/22	1,200,000	1,284,000
McClatchy Co. (The), 11.50%, 2/15/17	750,000	810,000
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	750,000	832,500
Mediacom LLC/Mediacom Capital Corp., 7.25%, 2/15/22	500,000	538,750
Nara Cable Funding Ltd., 8.875%, 12/1/18(1)	1,000,000	917,500
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	1,200,000	1,311,000
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	487,000	546,657
PAETEC Holding Corp., 8.875%, 6/30/17	750,000	817,500
RR Donnelley & Sons Co., 7.25%, 5/15/18	1,250,000	1,246,875
RR Donnelley & Sons Co., 8.25%, 3/15/19	1,050,000	1,071,000
Sable International Finance Ltd., 8.75%, 2/1/20(1)	1,450,000	1,624,000
Salem Communications Corp., 9.625%, 12/15/16	245,000	273,787
SBA Telecommunications, Inc., 8.25%, 8/15/19	650,000	729,625
SBA Telecommunications, Inc., 5.75%, 7/15/20(1)	250,000	263,438
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)	950,000	1,056,875
Sinclair Television Group, Inc., 8.375%, 10/15/18	1,000,000	1,107,500
Sinclair Television Group, Inc., 6.125%, 10/1/22(1)	250,000	251,563
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)	930,000	1,062,525

14

Principal Amount	Value
Sirius XM Radio, Inc., 5.25%, 8/15/22(1)	$400,000	$400,000
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19(1)	500,000	513,750
Univision Communications, Inc., 6.875%, 5/15/19(1)	1,750,000	1,811,250
Univision Communications, Inc., 8.50%, 5/15/21(1)	1,100,000	1,122,000
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	500,000	532,500
Valassis Communications, Inc., 6.625%, 2/1/21	1,000,000	1,037,500
Videotron Ltee, 9.125%, 4/15/18	500,000	541,250
Videotron Ltee, 5.00%, 7/15/22	750,000	787,500
Visant Corp., 10.00%, 10/1/17	1,450,000	1,442,750
Wind Acquisition Finance SA, 11.75%, 7/15/17(1)	2,250,000	2,131,875
Wind Acquisition Finance SA, 7.25%, 2/15/18(1)	1,200,000	1,146,000
WMG Acquisition Corp., 9.50%, 6/15/16	2,000,000	2,192,500
		58,555,115
METALS AND MINING — 1.2%
AK Steel Corp., 7.625%, 5/15/20	500,000	440,000
Aleris International, Inc., 7.625%, 2/15/18	700,000	747,250
Dynacast International LLC/Dynacast Finance, Inc., 9.25%, 7/15/19	500,000	530,000
FMG Resources Pty Ltd., 6.875%, 2/1/18(1)	1,000,000	933,750
FMG Resources Pty Ltd., 8.25%, 11/1/19(1)	1,200,000	1,170,000
Inmet Mining Corp., 8.75%, 6/1/20(1)	700,000	728,000
Novelis, Inc., 8.375%, 12/15/17	1,000,000	1,097,500
Ryerson, Inc.,/Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17(1)	100,000	102,250
Steel Dynamics, Inc., 7.625%, 3/15/20	400,000	436,000
United States Steel Corp., 7.375%, 4/1/20	500,000	500,000
Vulcan Materials Co., 6.50%, 12/1/16	500,000	551,250
		7,236,000
MULTI-UTILITIES — 3.3%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)	600,000	648,000
Calpine Corp., 7.25%, 10/15/17(1)	1,125,000	1,206,563
Calpine Corp., 7.875%, 7/31/20(1)	500,000	548,750
Calpine Corp., 7.50%, 2/15/21(1)	2,250,000	2,441,250
EDP Finance BV, 6.00%, 2/2/18(1)	1,000,000	1,003,220
Energy Future Holdings Corp., 10.875%, 11/1/17	393,000	359,595
Energy Future Holdings Corp., 10.00%, 1/15/20	1,000,000	1,107,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,976,000	2,232,880
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/1/22(1)	500,000	533,750
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	2,280,000
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,000,000	1,052,500
NRG Energy, Inc., 7.625%, 1/15/18	2,595,000	2,822,062
NRG Energy, Inc., 7.625%, 5/15/19	2,400,000	2,556,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.25%, 11/1/15	1,000,000	277,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(1)	1,000,000	787,500
		19,857,070
MULTILINE RETAIL — 0.3%
J.C. Penney Corp., Inc., 7.65%, 8/15/16	750,000	781,875
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	477,500
Macy’s Retail Holdings, Inc., 6.375%, 3/15/37	450,000	545,213
		1,804,588
OFFICE ELECTRONICS — 0.2%
CDW LLC/CDW Finance Corp., 8.00%, 12/15/18	1,000,000	1,110,000

15

Principal Amount	Value
OIL, GAS AND CONSUMABLE FUELS — 8.0%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	$1,000,000	$840,000
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,200,000	1,284,000
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	750,000	783,750
Antero Resources Finance Corp., 7.25%, 8/1/19	1,000,000	1,087,500
Arch Coal, Inc., 8.75%, 8/1/16	500,000	492,500
Arch Coal, Inc., 7.00%, 6/15/19	500,000	422,500
Arch Coal, Inc., 7.25%, 10/1/20	600,000	507,000
Bill Barrett Corp., 9.875%, 7/15/16	2,000,000	2,210,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/1/19	100,000	108,000
Chesapeake Energy Corp., 7.625%, 7/15/13	500,000	521,250
Chesapeake Energy Corp., 9.50%, 2/15/15	950,000	1,050,937
Chesapeake Energy Corp., 6.625%, 8/15/20	1,900,000	1,968,875
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	955,000	921,575
Concho Resources, Inc., 5.50%, 10/1/22	1,200,000	1,252,500
Consol Energy, Inc., 8.00%, 4/1/17	1,700,000	1,785,000
Continental Resources, Inc., 5.00%, 9/15/22	950,000	995,125
Denbury Resources, Inc., 8.25%, 2/15/20	1,096,000	1,241,220
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	109,000
Encore Acquisition Co., 9.50%, 5/1/16	750,000	817,500
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	563,750
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	950,000	1,011,750
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20(1)	1,000,000	1,091,250
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22(1)	250,000	255,625
Forest Oil Corp., 8.50%, 2/15/14	450,000	487,406
Forest Oil Corp., 7.50%, 9/15/20(1)	1,000,000	993,750
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19(1)	1,500,000	1,507,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	1,650,000
MEG Energy Corp., 6.50%, 3/15/21(1)	500,000	537,500
Newfield Exploration Co., 5.625%, 7/1/24	950,000	1,055,687
Peabody Energy Corp., 7.375%, 11/1/16	500,000	568,750
Peabody Energy Corp., 6.00%, 11/15/18(1)	1,960,000	1,969,800
Peabody Energy Corp., 6.50%, 9/15/20	100,000	102,750
Plains Exploration & Production Co., 8.625%, 10/15/19	730,000	817,600
Plains Exploration & Production Co., 6.625%, 5/1/21	1,000,000	1,020,000
Plains Exploration & Production Co., 6.75%, 2/1/22	900,000	918,000
Quicksilver Resources, Inc., 8.25%, 8/1/15	500,000	478,750
Range Resources Corp., 5.75%, 6/1/21	1,000,000	1,080,000
Range Resources Corp., 5.00%, 8/15/22	250,000	264,063
Sabine Pass LNG LP, 7.25%, 11/30/13	1,550,000	1,658,500
Sabine Pass LNG LP, 7.50%, 11/30/16	2,250,000	2,441,250
Samson Investment Co., 9.75%, 2/15/20(1)	1,200,000	1,237,500
SandRidge Energy, Inc., 7.50%, 3/15/21	2,500,000	2,587,500
SandRidge Energy, Inc., 7.50%, 2/15/23(1)	100,000	103,250
SM Energy Co., 6.50%, 1/1/23(1)	250,000	262,813
Stone Energy Corp., 8.625%, 2/1/17	750,000	806,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/1/18(1)	1,044,000	1,122,300

16

Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	$350,000	$376,250
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,032,500
Venoco, Inc., 8.875%, 2/15/19	1,450,000	1,268,750
WPX Energy, Inc., 5.25%, 1/15/17	1,000,000	1,085,000
		48,754,026
PAPER AND FOREST PRODUCTS — 0.5%
Georgia-Pacific LLC, 8.25%, 5/1/16(1)	500,000	538,141
Resolute Forest Products, 10.25%, 10/15/18	294,000	335,895
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	500,000	536,875
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,500,000	1,447,500
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	500,000	245,000
		3,103,411
PERSONAL PRODUCTS — 0.3%
Elizabeth Arden, Inc., 7.375%, 3/15/21	1,500,000	1,687,500
PHARMACEUTICALS — 1.2%
Catalent Pharma Solutions, Inc., 7.875%, 10/15/18(1)	250,000	254,375
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	950,000	1,028,375
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	300,000	324,750
Mylan, Inc., 6.00%, 11/15/18(1)	1,000,000	1,065,000
Sky Growth Acquisition Corp., 7.375%, 10/15/20(1)	250,000	252,188
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	650,000	684,937
Valeant Pharmaceuticals International, 6.875%, 12/1/18(1)	1,000,000	1,057,500
Valeant Pharmaceuticals International, 7.00%, 10/1/20(1)	500,000	528,750
Valeant Pharmaceuticals International, 6.375%, 10/15/20(1)(7)	800,000	818,000
Valeant Pharmaceuticals International, 6.75%, 8/15/21(1)	250,000	260,625
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	1,200,000	1,287,000
		7,561,500
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
Host Hotels & Resorts LP, 6.75%, 6/1/16	812,000	838,390
Host Hotels & Resorts LP, 5.875%, 6/15/19	600,000	663,000
iStar Financial, Inc., 5.95%, 10/15/13	750,000	757,500
iStar Financial, Inc., 9.00%, 6/1/17	100,000	107,500
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	1,500,000	1,642,500
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	250,000	267,500
Reckson Operating Partnership LP, 7.75%, 3/15/20	750,000	897,098
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	1,500,000	1,650,000
Weyerhaeuser Co., 7.375%, 3/15/32	750,000	893,226
		7,716,714
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	800,000	900,000
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	800,000	878,000
Realogy Corp., 11.50%, 4/15/17	750,000	808,125
Realogy Corp., 7.875%, 2/15/19(1)	500,000	527,500
		3,113,625
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.2%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	1,980,000	2,094,008
Freescale Semiconductor, Inc., 8.875%, 12/15/14	62,000	63,085
Freescale Semiconductor, Inc., 10.125%, 3/15/18(1)	413,000	456,365
Freescale Semiconductor, Inc., 9.25%, 4/15/18(1)	1,050,000	1,147,125
Freescale Semiconductor, Inc., 8.05%, 2/1/20	1,750,000	1,732,500

17

Principal Amount	Value
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 4/15/18	$1,000,000	$1,130,000
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	1,000,000	825,000
		7,448,083
SOFTWARE — 0.4%
Lawson Software, Inc., 9.375%, 4/1/19(1)	850,000	947,750
Nuance Communications, Inc., 5.375%, 8/15/20(1)	500,000	518,750
Sabre, Inc., 8.50%, 5/15/19(1)	750,000	772,500
		2,239,000
SPECIALTY RETAIL — 2.9%
Asbury Automotive Group, Inc., 7.625%, 3/15/17	250,000	259,375
Asbury Automotive Group, Inc., 8.375%, 11/15/20	500,000	553,750
Ashtead Capital Inc., 6.50%, 7/15/22(1)	250,000	263,437
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	800,000	892,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	1,200,000	1,312,500
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	100,000	104,250
Hertz Corp. (The), 6.75%, 4/15/19	500,000	530,000
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,674,000
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	538,750
Party City Holdings, Inc., 8.875%, 8/1/20(1)	200,000	214,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000,000	1,115,000
Rent-A-Center, Inc., 6.625%, 11/15/20	700,000	759,500
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	1,350,000	1,508,625
Sonic Automotive, Inc., 9.00%, 3/15/18	250,000	274,375
Sonic Automotive, Inc., 7.00%, 7/15/22(1)	800,000	860,000
Stewart Enterprises, Inc., 6.50%, 4/15/19	600,000	648,000
Toys “R” Us Delaware, Inc., 7.375%, 9/1/16(1)	200,000	204,500
Toys “R” Us Property Co. I LLC, 10.75%, 7/15/17	1,000,000	1,095,000
Toys “R” Us Property Co. II LLC, 8.50%, 12/1/17	900,000	974,250
United Rentals (North America), Inc., 8.375%, 9/15/20	1,950,000	2,096,250
UR Financing Escrow Corp., 5.75%, 7/15/18(1)	1,000,000	1,058,750
UR Financing Escrow Corp., 7.375%, 5/15/20(1)	250,000	269,375
UR Financing Escrow Corp., 7.625%, 4/15/22(1)	250,000	274,375
		17,480,062
TEXTILES, APPAREL AND LUXURY GOODS — 2.0%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	1,700,000	1,889,125
Fifth & Pacific Cos., Inc., 10.50%, 4/15/19(1)	100,000	113,375
Gymboree Corp., 9.125%, 12/1/18	1,950,000	1,864,687
Hanesbrands, Inc., 8.00%, 12/15/16	500,000	553,755
Hanesbrands, Inc., 6.375%, 12/15/20	1,500,000	1,635,000
Ltd. Brands, Inc., 6.90%, 7/15/17	1,000,000	1,155,000
Ltd. Brands, Inc., 7.00%, 5/1/20	500,000	570,000
Ltd. Brands, Inc., 6.625%, 4/1/21	750,000	855,000
Ltd. Brands, Inc., 5.625%, 2/15/22	1,500,000	1,623,750
Phillips-Van Heusen Corp., 7.375%, 5/15/20	200,000	227,000
Polymer Group, Inc., 7.75%, 2/1/19	1,360,000	1,455,200
Wolverine World Wide, Inc., 6.125%, 10/15/20(1)	250,000	258,750
		12,200,642
TRANSPORTATION INFRASTRUCTURE — 0.1%
CEVA Group plc, 8.375%, 12/1/17(1)	500,000	486,875
CEVA Group plc, 12.75%, 3/31/20(1)	500,000	400,000
		886,875
WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Cricket Communications, Inc., 7.75%, 10/15/20	2,760,000	2,704,800
MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,000,000	1,085,000

18

	Principal Amount/ Shares	Value
MetroPCS Wireless, Inc., 6.625%, 11/15/20	$1,000,000	$1,051,250
Nextel Communications, Inc., 7.375%, 8/1/15	1,714,000	1,724,712
NII Capital Corp., 7.625%, 4/1/21	500,000	400,000
Sprint Nextel Corp., 6.00%, 12/1/16	2,230,000	2,308,050
Sprint Nextel Corp., 9.125%, 3/1/17	250,000	284,375
Sprint Nextel Corp., 9.00%, 11/15/18(1)	1,000,000	1,202,500
Sprint Nextel Corp., 7.00%, 3/1/20(1)	1,100,000	1,234,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.49%, 2/2/16(1)	250,000	263,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(1)	700,000	749,875
		13,009,062
TOTAL CORPORATE BONDS (Cost $511,971,122)		539,313,426
Exchange-Traded Funds — 5.4%
iShares iBoxx $ High Yield Corporate Bond Fund	255,600	23,609,772
SPDR Barclays Capital High Yield Bond ETF	225,000	9,049,500
TOTAL EXCHANGE-TRADED FUNDS (Cost $31,251,405)		32,659,272
Asset-Backed Securities(4) — 0.4%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	894,747	913,760
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	1,322,859	1,382,388
TOTAL ASSET-BACKED SECURITIES (Cost $2,206,615)		2,296,148
Common Stocks — 0.3%
BUILDING PRODUCTS†
Nortek, Inc.(3)	650	35,575
COMMERCIAL BANKS — 0.1%
CIT Group, Inc.(3)	9,111	358,882
HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Express Scripts Holding Co.(3)	10,800	676,836
MEDIA — 0.1%
Charter Communications, Inc., Class A(3)	6,913	518,959
TOTAL COMMON STOCKS (Cost $2,016,409)		1,590,252
Preferred Stocks†
DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(1) (Cost $164,281)	175	163,718
Commercial Mortgage-Backed Securities(4)†
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A2B SEQ, 5.25%, 12/10/46 (Cost $106,570)	$106,505	107,138
Temporary Cash Investments — 4.1%
BNP Paribas Finance, Inc., 0.10%, 10/1/12(5)	10,000,000	9,999,875
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $6,888,914), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $6,750,289)		6,750,227
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $4,133,385), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $4,050,187)		4,050,136
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,376,231), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $1,350,060)		1,350,046
SSgA U.S. Government Money Market Fund	2,959,785	2,959,785
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,110,194)		25,110,069
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $572,826,596)		601,240,023
OTHER ASSETS AND LIABILITIES — 1.2%		7,571,927
TOTAL NET ASSETS — 100.0%		$608,811,950

19

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
4,544,400	NOK for SEK	Deutsche Bank	10/25/12	$792,571	$30,548
3,393,300	NOK for SEK	HSBC Holdings plc	10/25/12	591,812	18,455
4,344,500	NOK for SEK	UBS AG	10/25/12	757,707	18,960
294,500	AUD for USD	Westpac Group	10/25/12	304,891	5,288
3,258,700	CAD for USD	Barclays Bank plc	10/25/12	3,313,049	120,029
406,800	CHF for USD	Deutsche Bank	10/25/12	432,717	21,666
2,449,111,700	KRW for USD	HSBC Holdings plc	10/25/12	2,197,933	80,240
221,382,501	KRW for USD	HSBC Holdings plc	10/25/12	198,678	3,110
10,080,399	NOK for USD	Deutsche Bank	10/25/12	1,758,083	110,717
489,100	NZD for USD	Westpac Group	10/25/12	404,760	21,041
3,581,700	SEK for USD	Deutsche Bank	10/25/12	544,893	32,899
1,063,400	SGD for USD	HSBC Holdings plc	10/25/12	866,499	23,935
14,533,500	TWD for USD	HSBC Holdings plc	10/25/12	495,526	10,963
				$12,659,119	$497,851

(Value on Settlement Date $12,161,268)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
5,155,576	SEK for NOK	Deutsche Bank	10/25/12	$784,331	$(22,308)
3,819,600	SEK for NOK	HSBC Holdings plc	10/25/12	581,085	(7,728)
4,912,109	SEK for NOK	UBS AG	10/25/12	747,292	(8,544)
1,512,344	EUR for USD	UBS AG	10/25/12	1,943,875	(108,358)
663,500	GBP for USD	UBS AG	10/25/12	1,071,345	(42,350)
354,949,500	JPY for USD	UBS AG	10/25/12	4,549,161	(17,813)
1,063,400	SGD for USD	HSBC Holdings plc	10/25/12	866,499	980
14,533,500	TWD for USD	HSBC Holdings plc	10/25/12	495,526	(853)
				$11,039,114	$(206,974)

(Value on Settlement Date $10,832,140)

20

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./CDX North America High Yield 14 Index(6)	$5,760,000	Sell*	5.00%	6/20/15	$(100,757)	$421,209	$320,452
Barclays Bank plc/CDX North America High Yield 11 Index	1,660,000	Sell*	5.00%	12/20/13	(93,207)	165,700	72,493
Barclays Bank plc/Community Health Systems, Inc.	1,400,000	Sell*	5.00%	12/20/12	10,263	5,967	16,230
					$(183,701)	$592,876	$409,175

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Notes to Schedule of Investments

AUD = Australian Dollar
CAD = Canadian Dollar
CDX = Credit Derivatives Indexes
CHF = Swiss Franc
ETF = Exchange-Traded Fund
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
KRW = South Korea Won
MTN = Medium Term Note
NOK = Norwegian Krone
NZD = New Zealand Dollar
OJSC = Open Joint Stock Company
PIK = Payment in Kind
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
SPDR = Standard & Poor’s Depositary Receipts
TWD = Taiwanese Dollar
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $144,294,986, which represented 23.7% of total net assets. None of these securities were considered illiquid.

(2)
Step-coupon security. These securities are issued with a zero coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable.

(3)	Non-income producing.
(4)	Final maturity date indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase.
(6)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $333,155.
(7)	When-issued security.

See Notes to Financial Statements.

21

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $572,826,596)	$601,240,023
Cash	99,320
Receivable for investments sold	1,999,977
Receivable for capital shares sold	834,704
Unrealized gain on forward foreign currency exchange contracts	498,831
Swap agreements, at value (including net premiums paid (received) of $(183,701))	409,175
Dividends and interest receivable	11,173,276
616,255,306

Liabilities
Payable for investments purchased	3,794,595
Payable for capital shares redeemed	2,739,524
Unrealized loss on forward foreign currency exchange contracts	207,954
Accrued management fees	387,087
Distribution and service fees payable	31,299
Dividends payable	282,897
7,443,356

Net Assets	$608,811,950

Net Assets Consist of:
Capital paid in	$571,580,107
Accumulated net investment loss	(190,623)
Undistributed net realized gain	8,125,286
Net unrealized appreciation	29,297,180
$608,811,950

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$304,220,498	49,089,269	$6.20
Institutional Class	$222,376,256	35,871,928	$6.20
A Class	$56,882,629	9,176,555	$6.20*
C Class	$23,116,031	3,729,240	$6.20
R Class	$2,216,536	357,507	$6.20

*	Maximum offering price $6.49 (net asset value divided by 0.955).

See Notes to Financial Statements.

22

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$19,368,881
Dividends	1,430,074
20,798,955

Expenses:
Management fees	2,213,155
Distribution and service fees:
A Class	68,372
C Class	107,692
R Class	5,192
Trustees’ fees and expenses	16,023
Other expenses	2,311
2,412,745
Fees waived	(510)
2,412,235

Net investment income (loss)	18,386,720

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,344,689
Swap agreement transactions	196,392
Foreign currency transactions	78,965
2,620,046

Change in net unrealized appreciation (depreciation) on:
Investments	11,946,375
Swap agreements	180,967
Translation of assets and liabilities in foreign currencies	(32,780)
12,094,562

Net realized and unrealized gain (loss)	14,714,608

Net Increase (Decrease) in Net Assets Resulting from Operations	$33,101,328

See Notes to Financial Statements.

23

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$18,386,720	$30,182,993
Net realized gain (loss)	2,620,046	6,079,776
Change in net unrealized appreciation (depreciation)	12,094,562	(8,873,655)
Net increase (decrease) in net assets resulting from operations	33,101,328	27,389,114

Distributions to Shareholders
From net investment income:
Investor Class	(9,152,596)	(14,691,928)
Institutional Class	(7,129,245)	(11,727,492)
A Class	(1,710,772)	(2,967,020)
B Class	—	(41,275)
C Class	(592,810)	(1,103,184)
R Class	(62,330)	(152,171)
From net realized gains:
Investor Class	—	(2,702,491)
Institutional Class	—	(2,010,826)
A Class	—	(524,448)
C Class	—	(212,542)
R Class	—	(30,491)
Decrease in net assets from distributions	(18,647,753)	(36,163,868)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	18,378,558	183,487,301

Net increase (decrease) in net assets	32,832,133	174,712,547

Net Assets
Beginning of period	575,979,817	401,267,270
End of period	$608,811,950	$575,979,817

Accumulated undistributed net investment income (loss)	$(190,623)	$70,410

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income. The fund pursues its objectives by investing primarily in high-yield corporate bonds and other debt securities with an emphasis on securities that are rated below investment-grade.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

25

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

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Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5425% to 0.6600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. Effective August 1, 2012, the investment advisor voluntarily agreed to waive 0.05% of its management fee on all of the fund’s daily net assets in excess of $600 million. The investment advisor expects the fee waiver to continue until July 31, 2013, and cannot terminate it without consulting the Board of Trustees. The total amount of the waiver for each class for the six months ended September 30, 2012 was $259, $183, $47, $19 and $2 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee for each class for the six months ended September 30, 2012 was 0.84% for the Investor Class, A Class, C Class and R Class and 0.64% for the Institutional Class. The annualized impact of the management fee waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the six months ended September 30, 2012.

27

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 42% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $106,124,552 and $88,083,069, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	21,807,546	$132,376,981	44,921,486	$267,447,882
Issued in reinvestment of distributions	1,368,531	8,321,608	2,664,859	15,870,574
Redeemed	(23,027,423)	(138,804,254)	(29,067,444)	(173,177,042)
	148,654	1,894,335	18,518,901	110,141,414
Institutional Class
Sold	4,345,067	26,551,319	10,663,396	63,981,231
Issued in reinvestment of distributions	1,116,818	6,784,568	2,314,836	13,738,318
Redeemed	(3,519,657)	(21,515,661)	(2,332,802)	(13,753,219)
	1,942,228	11,820,226	10,645,430	63,966,330
A Class
Sold	1,487,355	9,027,230	4,814,769	28,650,274
Issued in reinvestment of distributions	239,734	1,457,266	503,538	2,998,081
Redeemed	(1,197,166)	(7,291,604)	(3,964,118)	(23,690,983)
	529,923	3,192,892	1,354,189	7,957,372
B Class	N/A
Sold			16,363	98,918
Issued in reinvestment of distributions			4,168	25,207
Redeemed			(247,271)	(1,454,915)
			(226,740)	(1,330,790)
C Class
Sold	599,402	3,647,851	1,185,432	7,055,326
Issued in reinvestment of distributions	57,758	351,111	131,747	782,848
Redeemed	(372,822)	(2,263,679)	(947,169)	(5,605,864)
	284,338	1,735,283	370,010	2,232,310
R Class
Sold	47,040	286,787	240,806	1,451,998
Issued in reinvestment of distributions	10,081	61,292	29,750	176,800
Redeemed	(101,520)	(612,257)	(185,359)	(1,108,133)
	(44,399)	(264,178)	85,197	520,665
Net increase (decrease)	2,860,744	$18,378,558	30,746,987	$183,487,301

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	—	$539,313,426	—
Exchange-Traded Funds	$32,659,272	—	—
Asset-Backed Securities	—	2,296,148	—
Common Stocks	1,590,252	—	—
Preferred Stocks	—	163,718	—
Commercial Mortgage-Backed Securities	—	107,138	—
Temporary Cash Investments	2,959,785	22,150,284	—
Total Value of Investment Securities	$37,209,309	$564,030,714	—

Other Financial Instruments
Swap Agreements	—	$592,876	—
Forward Foreign Currency Exchange Contracts	—	290,877	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$883,753	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange

30

contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$409,175	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	498,831	Unrealized loss on forward foreign currency exchange contracts	$207,954
		$908,006		$207,954

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$196,392	Change in net unrealized appreciation (depreciation) on swap agreements	$180,967
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	78,965	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(32,780)
		$275,357		$148,187

8. Risk Factors

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$572,975,303
Gross tax appreciation of investments	$34,933,715
Gross tax depreciation of investments	(6,668,995)
Net tax appreciation (depreciation) of investments	$28,264,720

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses(2)		Operating Expenses (before expense waiver)(2)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$6.04	0.19	(4)	0.17	0.36	(0.20)	—	(0.20)	$6.20	6.03%	0.85	%(5)	0.85	%(5)	6.39	%(5)	6.39	%(5)	16%	$304,220
2012	$6.21	0.41	(4)	(0.09)	0.32	(0.42)	(0.07)	(0.49)	$6.04	5.56%	0.84%		0.86%		6.84%		6.82%		28%	$295,571
2011	$5.92	0.45	(4)	0.30	0.75	(0.46)	—	(0.46)	$6.21	13.23%	0.79%		0.86%		7.49%		7.42%		39%	$188,918
2010	$4.75	0.46	(4)	1.17	1.63	(0.46)	—	(0.46)	$5.92	35.43%	0.77%		0.86%		8.36%		8.27%		36%	$129,231
2009	$5.97	0.40	(4)	(1.17)	(0.77)	(0.45)	—	(0.45)	$4.75	(13.36)%	0.80%		0.87%		7.66%		7.59%		33%	$71,445
2008	$6.48	0.42		(0.51)	(0.09)	(0.42)	—	(0.42)	$5.97	(1.41)%	0.80%		0.87%		6.87%		6.80%		40%	$51,375
Institutional Class
2012(3)	$6.04	0.20	(4)	0.16	0.36	(0.20)	—	(0.20)	$6.20	6.13%	0.65	%(5)	0.65	%(5)	6.59	%(5)	6.59	%(5)	16%	$222,376
2012	$6.21	0.42	(4)	(0.09)	0.33	(0.43)	(0.07)	(0.50)	$6.04	5.77%	0.64%		0.66%		7.04%		7.02%		28%	$204,947
2011	$5.92	0.46	(4)	0.30	0.76	(0.47)	—	(0.47)	$6.21	13.46%	0.59%		0.66%		7.69%		7.62%		39%	$144,594
2010	$4.75	0.48	(4)	1.16	1.64	(0.47)	—	(0.47)	$5.92	35.70%	0.57%		0.66%		8.56%		8.47%		36%	$88,626
2009	$5.97	0.41	(4)	(1.17)	(0.76)	(0.46)	—	(0.46)	$4.75	(13.19)%	0.60%		0.67%		7.86%		7.79%		33%	$39,655
2008	$6.48	0.44		(0.51)	(0.07)	(0.44)	—	(0.44)	$5.97	(1.21)%	0.60%		0.67%		7.07%		7.00%		40%	$24,795

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses(2)		Operating Expenses (before expense waiver)(2)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(6)
2012(3)	$6.04	0.19	(4)	0.16	0.35	(0.19)	—	(0.19)	$6.20	5.90%	1.10	%(5)	1.10	%(5)	6.14	%(5)	6.14	%(5)	16%	$56,883
2012	$6.21	0.39	(4)	(0.09)	0.30	(0.40)	(0.07)	(0.47)	$6.04	5.30%	1.09%		1.11%		6.59%		6.57%		28%	$52,227
2011	$5.92	0.44	(4)	0.30	0.74	(0.45)	—	(0.45)	$6.21	12.95%	1.04%		1.11%		7.24%		7.17%		39%	$45,285
2010	$4.75	0.45	(4)	1.17	1.62	(0.45)	—	(0.45)	$5.92	35.10%	1.02%		1.11%		8.11%		8.02%		36%	$33,769
2009	$5.97	0.39	(4)	(1.17)	(0.78)	(0.44)	—	(0.44)	$4.75	(13.57)%	1.05%		1.12%		7.41%		7.34%		33%	$15,289
2008	$6.48	0.41		(0.51)	(0.10)	(0.41)	—	(0.41)	$5.97	(1.65)%	1.05%		1.12%		6.62%		6.55%		40%	$8,275
C Class
2012(3)	$6.04	0.16	(4)	0.17	0.33	(0.17)	—	(0.17)	$6.20	5.50%	1.85	%(5)	1.85	%(5)	5.39	%(5)	5.39	%(5)	16%	$23,116
2012	$6.21	0.35	(4)	(0.09)	0.26	(0.36)	(0.07)	(0.43)	$6.04	4.51%	1.84%		1.86%		5.84%		5.82%		28%	$20,807
2011	$5.92	0.39	(4)	0.30	0.69	(0.40)	—	(0.40)	$6.21	12.12%	1.79%		1.86%		6.49%		6.42%		39%	$19,096
2010	$4.75	0.41	(4)	1.17	1.58	(0.41)	—	(0.41)	$5.92	34.11%	1.77%		1.86%		7.36%		7.27%		36%	$13,589
2009	$5.97	0.35	(4)	(1.17)	(0.82)	(0.40)	—	(0.40)	$4.75	(14.22)%	1.80%		1.87%		6.66%		6.59%		33%	$3,120
2008	$6.48	0.36		(0.51)	(0.15)	(0.36)	—	(0.36)	$5.97	(2.39)%	1.80%		1.87%		5.87%		5.80%		40%	$1,678

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses(2)		Operating Expenses (before expense waiver)(2)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012(3)	$6.04	0.18	(4)	0.16	0.34	(0.18)	—	(0.18)	$6.20	5.77%	1.35	%(5)	1.35	%(5)	5.89	%(5)	5.89	%(5)	16%	$2,217
2012	$6.21	0.38	(4)	(0.09)	0.29	(0.39)	(0.07)	(0.46)	$6.04	5.03%	1.34%		1.36%		6.34%		6.32%		28%	$2,428
2011	$5.92	0.42	(4)	0.30	0.72	(0.43)	—	(0.43)	$6.21	12.67%	1.29%		1.36%		6.99%		6.92%		39%	$1,967
2010	$4.75	0.45	(4)	1.16	1.61	(0.44)	—	(0.44)	$5.92	34.77%	1.27%		1.36%		7.86%		7.77%		36%	$1,025
2009	$5.97	0.37	(4)	(1.16)	(0.79)	(0.43)	—	(0.43)	$4.75	(13.79)%	1.30%		1.37%		7.16%		7.09%		33%	$86
2008	$6.48	0.39		(0.51)	(0.12)	(0.39)	—	(0.39)	$5.97	(1.90)%	1.30%		1.37%		6.37%		6.30%		40%	$27

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Computed using average shares outstanding throughout the period.

(5)	Annualized.

(6)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

34

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

35

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

36

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

37

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

38

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

39

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76707   1211

SEMIANNUAL REPORT         SEPTEMBER 30, 2012

Diversified Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	27
Statement of Operations	28
Statement of Changes in Net Assets	29
Notes to Financial Statements	30
Financial Highlights	36
Approval of Management Agreement	39
Additional Information	44

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ADFIX	3.98%	6.37%	7.05%	5.40%	5.52%	12/3/01
Barclays U.S. Aggregate Bond Index	—	3.68%	5.16%	6.53%	5.32%	5.64%(2)	—
Institutional Class	ACBPX	4.09%	6.67%	7.26%	5.61%	6.10%	4/1/93
A Class(3) No sales charge* With sales charge*	ADFAX	3.85% -0.83%	6.10% 1.36%	6.78% 5.81%	5.14% 4.66%	5.26% 4.81%	12/3/01
B Class No sales charge* With sales charge*	CDBBX	3.47% -1.53%	5.41% 1.41%	5.99% 5.83%	— —	4.38% 4.38%	1/31/03
C Class No sales charge* With sales charge*	CDBCX	3.47% 2.47%	5.31% 5.31%	5.99% 5.99%	— —	4.40% 4.40%	1/31/03
R Class	ADVRX	3.73%	5.84%	6.52%	—	5.55%	7/29/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Diversified Bond acquired all of the net assets of the American Century Intermediate-Term Bond Fund, the American Century Bond Fund, and the American Century Premium Bond Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds’ shareholders on November 16, 2001. Financial information prior to December 3, 2001 is that of American Century Premium Bond Fund and is used in calculating the performance of Diversified Bond.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 11/30/01, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
0.61%	0.41%	0.86%	1.61%	1.61%	1.11%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2012
Portfolio at a Glance
Average Duration (effective)	4.8 years
Weighted Average Life	6.2 years

30-Day SEC Yields
Investor Class	1.56%
Institutional Class	1.76%
A Class	1.25%
B Class	0.57%
C Class	0.57%
R Class	1.07%

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	30.9%
U.S. Government Agency Mortgage-Backed Securities	30.3%
Corporate Bonds	26.0%
Commercial Mortgage-Backed Securities	4.8%
Collateralized Mortgage Obligations	3.2%
Sovereign Governments and Agencies	2.1%
Municipal Securities	1.7%
U.S. Government Agency Securities	1.5%
Asset-Backed Securities	0.2%
Temporary Cash Investments	5.6%
Other Assets and Liabilities	(6.3)%*

*Amount relates primarily to payable for investments purchased, but not settled at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,039.80	$3.07	0.60%
Institutional Class	$1,000	$1,040.90	$2.05	0.40%
A Class	$1,000	$1,038.50	$4.34	0.85%
B Class	$1,000	$1,034.70	$8.16	1.60%
C Class	$1,000	$1,034.70	$8.16	1.60%
R Class	$1,000	$1,037.30	$5.62	1.10%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
B Class	$1,000	$1,017.05	$8.09	1.60%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 30.9%
U.S. Treasury Bonds, 10.625%, 8/15/15	$19,570,000	$25,332,445
U.S. Treasury Bonds, 8.125%, 8/15/21	9,735,000	15,261,131
U.S. Treasury Bonds, 6.75%, 8/15/26	6,000,000	9,392,814
U.S. Treasury Bonds, 6.125%, 11/15/27	13,206,000	19,889,477
U.S. Treasury Bonds, 5.50%, 8/15/28	8,000,000	11,461,248
U.S. Treasury Bonds, 5.25%, 2/15/29	12,500,000	17,544,925
U.S. Treasury Bonds, 5.375%, 2/15/31	55,600,000	80,489,674
U.S. Treasury Bonds, 4.75%, 2/15/37	5,160,000	7,151,440
U.S. Treasury Bonds, 4.25%, 5/15/39	6,300,000	8,175,233
U.S. Treasury Bonds, 4.375%, 11/15/39	36,250,000	47,974,628
U.S. Treasury Bonds, 4.625%, 2/15/40	41,500,000	57,036,562
U.S. Treasury Bonds, 4.375%, 5/15/41	26,000,000	34,498,750
U.S. Treasury Bonds, 3.125%, 11/15/41	14,650,000	15,629,719
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	53,477,970	55,633,827
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	50,411,980	55,480,753
U.S. Treasury Notes, 1.375%, 1/15/13	30,000,000	30,112,500
U.S. Treasury Notes, 0.75%, 8/15/13	85,000,000	85,431,630
U.S. Treasury Notes, 0.50%, 10/15/13	97,000,000	97,318,257
U.S. Treasury Notes, 0.75%, 12/15/13	14,000,000	14,092,974
U.S. Treasury Notes, 1.25%, 2/15/14	24,000,000	24,342,192
U.S. Treasury Notes, 1.25%, 3/15/14	40,000,000	40,601,560
U.S. Treasury Notes, 1.25%, 4/15/14	45,000,000	45,710,145
U.S. Treasury Notes, 2.375%, 8/31/14	78,000,000	81,184,038
U.S. Treasury Notes, 2.625%, 12/31/14	25,900,000	27,282,024
U.S. Treasury Notes, 2.25%, 1/31/15	100,000,000	104,609,400
U.S. Treasury Notes, 1.25%, 9/30/15	17,500,000	17,988,093
U.S. Treasury Notes, 1.375%, 11/30/15	26,750,000	27,619,375
U.S. Treasury Notes, 1.50%, 6/30/16	37,000,000	38,485,772
U.S. Treasury Notes, 1.50%, 7/31/16	71,000,000	73,873,299
U.S. Treasury Notes, 3.00%, 8/31/16	10,000,000	10,995,310
U.S. Treasury Notes, 0.875%, 1/31/17	57,500,000	58,402,922
U.S. Treasury Notes, 0.875%, 2/28/17	85,000,000	86,334,755
U.S. Treasury Notes, 0.75%, 6/30/17	34,000,000	34,270,946
U.S. Treasury Notes, 0.50%, 7/31/17	93,000,000	92,578,617
U.S. Treasury Notes, 2.375%, 7/31/17	59,000,000	64,015,000
U.S. Treasury Notes, 0.625%, 8/31/17	59,000,000	59,059,944
U.S. Treasury Notes, 1.875%, 10/31/17	40,000,000	42,468,760
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	8,494,063
U.S. Treasury Notes, 1.375%, 11/30/18	60,000,000	61,879,680
U.S. Treasury Notes, 1.00%, 9/30/19(1)	17,000,000	16,946,875
U.S. Treasury Notes, 2.625%, 8/15/20	10,000,000	11,060,940
U.S. Treasury Notes, 2.00%, 2/15/22	99,850,000	103,906,406
U.S. Treasury Notes, 1.625%, 8/15/22	72,000,000	71,955,000
TOTAL U.S. TREASURY SECURITIES (Cost $1,815,907,768)		1,891,973,103
U.S. Government Agency Mortgage-Backed Securities(2) — 30.3%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.7%
FHLMC, VRN, 2.58%, 10/15/12	4,159,320	4,354,182
FHLMC, VRN, 2.91%, 10/15/12	2,578,167	2,730,561
FHLMC, VRN, 3.28%, 10/15/12	7,274,309	7,655,881
FHLMC, VRN, 3.55%, 10/15/12	4,902,759	5,184,013

7

	Principal Amount	Value
FHLMC, VRN, 3.72%, 10/15/12	$5,334,330	$5,662,901
FHLMC, VRN, 4.03%, 10/15/12	11,519,959	12,291,858
FHLMC, VRN, 6.16%, 10/15/12	8,902,109	9,680,175
FNMA, VRN, 2.73%, 10/25/12	13,291,060	13,947,254
FNMA, VRN, 3.11%, 10/25/12	4,253,607	4,487,802
FNMA, VRN, 3.35%, 10/25/12	6,830,699	7,217,036
FNMA, VRN, 3.37%, 10/25/12	3,376,250	3,580,799
FNMA, VRN, 3.48%, 10/25/12	1,470,338	1,566,634
FNMA, VRN, 3.90%, 10/25/12	11,240,969	11,971,825
FNMA, VRN, 3.91%, 10/25/12	8,250,007	8,792,848
FNMA, VRN, 5.98%, 10/25/12	2,820,079	3,082,525
		102,206,294
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 28.6%
FHLMC, 6.50%, 12/1/12	124	125
FHLMC, 6.00%, 1/1/13	329	335
FHLMC, 7.00%, 11/1/13	2,878	2,941
FHLMC, 7.00%, 6/1/14	7,047	7,398
FHLMC, 6.50%, 6/1/16	41,399	44,484
FHLMC, 6.50%, 6/1/16	21,621	23,405
FHLMC, 5.00%, 11/1/17	425,111	460,135
FHLMC, 4.50%, 1/1/19	61,139	65,703
FHLMC, 5.00%, 1/1/21	3,448,097	3,784,979
FHLMC, 5.00%, 4/1/21	896,253	971,074
FHLMC, 7.00%, 9/1/27	6,739	8,066
FHLMC, 6.50%, 1/1/28	11,594	13,635
FHLMC, 7.00%, 2/1/28	1,846	2,210
FHLMC, 6.50%, 3/1/29	61,828	72,977
FHLMC, 6.50%, 6/1/29	50,746	57,975
FHLMC, 7.00%, 8/1/29	7,415	8,867
FHLMC, 7.50%, 8/1/29	24,221	26,309
FHLMC, 5.00%, 4/1/31	11,779,783	13,166,070
FHLMC, 5.00%, 5/1/31	13,227,068	14,361,997
FHLMC, 6.50%, 5/1/31	1,090	1,268
FHLMC, 6.50%, 5/1/31	27,501	32,000
FHLMC, 6.50%, 6/1/31	1,310	1,524
FHLMC, 6.50%, 6/1/31	750	873
FHLMC, 6.50%, 6/1/31	336	391
FHLMC, 6.50%, 6/1/31	2,237	2,603
FHLMC, 6.50%, 6/1/31	4,954	5,764
FHLMC, 5.50%, 12/1/33	1,035,797	1,160,347
FHLMC, 6.00%, 9/1/35	17,877,053	19,847,917
FHLMC, 5.50%, 12/1/37	1,600,507	1,745,946
FHLMC, 5.50%, 1/1/38	4,263,478	4,658,897
FHLMC, 6.00%, 2/1/38	13,987,479	15,385,290
FHLMC, 5.50%, 4/1/38	4,883,592	5,327,367
FHLMC, 6.00%, 8/1/38	441,237	487,124
FHLMC, 4.00%, 4/1/41	45,446,514	50,537,438
FHLMC, 6.50%, 7/1/47	53,577	59,627
FNMA, 3.50%, 11/14/12(3)	150,000,000	160,429,650
FNMA, 4.00%, 11/14/12(3)	50,000,000	53,812,500
FNMA, 4.50%, 11/14/12(3)	22,000,000	23,790,932
FNMA, 5.00%, 11/14/12(3)	45,000,000	49,050,011
FNMA, 6.00%, 5/1/13	2,430	2,470
FNMA, 6.00%, 5/1/13	623	625
FNMA, 6.00%, 7/1/13	6,982	7,096
FNMA, 6.00%, 12/1/13	5,434	5,523
FNMA, 6.00%, 1/1/14	6,168	6,363
FNMA, 6.00%, 2/1/14	7,769	7,897
FNMA, 6.00%, 4/1/14	12,899	13,110
FNMA, 5.50%, 12/1/16	203,632	220,896
FNMA, 5.50%, 12/1/16	69,844	75,765
FNMA, 5.00%, 6/1/18	3,549,943	3,871,973
FNMA, 4.50%, 5/1/19	1,129,961	1,222,905
FNMA, 6.50%, 1/1/26	40,096	46,716
FNMA, 7.00%, 12/1/27	6,898	8,250
FNMA, 6.50%, 1/1/28	5,111	6,006
FNMA, 7.50%, 4/1/28	23,617	28,834
FNMA, 7.00%, 5/1/28	22,937	27,545
FNMA, 7.00%, 6/1/28	1,635	1,964
FNMA, 6.50%, 1/1/29	9,741	11,490
FNMA, 6.50%, 4/1/29	30,274	35,555
FNMA, 7.00%, 7/1/29	29,907	35,923
FNMA, 7.50%, 7/1/29	64,190	78,807
FNMA, 7.50%, 9/1/30	19,961	24,486
FNMA, 5.00%, 6/1/31	10,101,286	11,034,978
FNMA, 5.00%, 7/1/31	16,892,553	18,453,983
FNMA, 7.00%, 9/1/31	89,876	107,828
FNMA, 6.50%, 1/1/32	61,916	71,999
FNMA, 6.50%, 8/1/32	8,816	10,079
FNMA, 6.50%, 8/1/32	175,960	200,417
FNMA, 5.50%, 2/1/33	13,355,007	14,822,716
FNMA, 5.00%, 6/1/33	12,123,793	13,272,046
FNMA, 5.50%, 6/1/33	670,659	747,445
FNMA, 5.50%, 7/1/33	4,073,842	4,521,555
FNMA, 5.00%, 8/1/33	1,958,297	2,151,548
FNMA, 5.50%, 8/1/33	1,184,266	1,314,416
FNMA, 5.50%, 9/1/33	1,686,278	1,920,606

8

Principal Amount	Value
FNMA, 5.00%, 11/1/33	$7,259,360	$7,975,735
FNMA, 6.00%, 12/1/33	5,389,112	6,102,808
FNMA, 5.50%, 1/1/34	1,639,841	1,820,059
FNMA, 5.50%, 2/1/34	5,560,336	6,265,245
FNMA, 5.00%, 3/1/34	4,276,577	4,698,603
FNMA, 4.50%, 1/1/35	19,905,728	21,645,480
FNMA, 5.00%, 4/1/35	11,206,603	12,244,215
FNMA, 5.00%, 6/1/35	8,308,332	9,127,891
FNMA, 5.00%, 7/1/35	15,238,822	16,741,953
FNMA, 5.00%, 8/1/35	557,640	610,317
FNMA, 4.50%, 9/1/35	2,230,226	2,417,132
FNMA, 5.00%, 10/1/35	4,543,637	4,972,849
FNMA, 5.50%, 12/1/35	22,832,246	25,213,068
FNMA, 5.00%, 2/1/36	3,159,874	3,459,263
FNMA, 5.50%, 4/1/36	3,630,234	4,004,237
FNMA, 5.50%, 5/1/36	7,509,727	8,283,414
FNMA, 5.50%, 7/1/36	1,921,269	2,109,600
FNMA, 6.50%, 10/1/36	54,418	61,979
FNMA, 5.50%, 2/1/37	1,166,701	1,281,067
FNMA, 5.50%, 5/1/37	2,723,065	2,986,588
FNMA, 6.00%, 8/1/37	3,325,497	3,739,922
FNMA, 6.50%, 8/1/37	705,921	789,922
FNMA, 6.00%, 9/1/37	17,386,869	19,254,792
FNMA, 6.00%, 11/1/37	19,489,291	21,918,056
FNMA, 5.50%, 12/1/37	9,528,034	10,450,105
FNMA, 5.50%, 2/1/38	2,277,460	2,497,861
FNMA, 5.50%, 6/1/38	3,776,985	4,156,075
FNMA, 6.00%, 9/1/38	1,066,556	1,167,974
FNMA, 6.00%, 11/1/38	1,171,989	1,283,433
FNMA, 5.50%, 12/1/38	7,315,840	8,153,455
FNMA, 5.00%, 1/1/39	5,640,152	6,305,136
FNMA, 5.50%, 1/1/39	50,778,280	55,692,325
FNMA, 4.50%, 2/1/39	7,174,571	7,766,874
FNMA, 5.00%, 2/1/39	17,599,548	19,200,808
FNMA, 4.50%, 4/1/39	8,730,487	9,830,470
FNMA, 4.50%, 5/1/39	21,901,051	24,038,009
FNMA, 6.50%, 5/1/39	12,428,054	14,154,815
FNMA, 4.50%, 6/1/39	42,614,145	47,530,467
FNMA, 5.00%, 8/1/39	11,092,543	12,400,373
FNMA, 4.50%, 10/1/39	30,295,340	34,112,349
FNMA, 4.00%, 10/1/40	27,097,650	30,172,146
FNMA, 4.50%, 11/1/40	25,932,900	28,843,694
FNMA, 4.00%, 12/1/40	32,822,553	35,961,944
FNMA, 4.50%, 7/1/41	43,826,861	48,376,343
FNMA, 4.00%, 8/1/41	26,044,799	28,714,974
FNMA, 4.00%, 9/1/41	28,121,567	30,916,777
FNMA, 4.50%, 9/1/41	21,264,271	23,471,626
FNMA, 3.50%, 10/1/41	38,485,722	41,313,735
FNMA, 4.00%, 12/1/41	23,816,469	26,183,764
FNMA, 4.00%, 1/1/42	24,998,310	27,326,837
FNMA, 4.00%, 1/1/42	27,285,375	29,451,762
FNMA, 6.50%, 6/1/47	133,760	148,882
FNMA, 6.50%, 8/1/47	250,523	278,847
FNMA, 6.50%, 8/1/47	253,038	281,646
FNMA, 6.50%, 9/1/47	570,899	635,444
FNMA, 6.50%, 9/1/47	20,205	22,490
FNMA, 6.50%, 9/1/47	227,899	253,665
FNMA, 6.50%, 9/1/47	157,441	175,242
FNMA, 6.50%, 9/1/47	157,815	175,657
GNMA, 4.00%, 10/18/12(3)	55,000,000	60,654,687
GNMA, 7.00%, 11/15/22	19,705	22,903
GNMA, 7.00%, 4/20/26	5,881	7,004
GNMA, 7.50%, 8/15/26	12,286	14,805
GNMA, 8.00%, 8/15/26	6,160	7,485
GNMA, 7.50%, 5/15/27	9,243	11,131
GNMA, 8.00%, 6/15/27	12,591	13,289
GNMA, 7.50%, 11/15/27	2,022	2,098
GNMA, 7.00%, 2/15/28	4,564	5,485
GNMA, 7.50%, 2/15/28	4,056	4,188
GNMA, 6.50%, 3/15/28	13,638	16,097
GNMA, 7.00%, 4/15/28	2,337	2,808
GNMA, 6.50%, 5/15/28	1,337	1,577
GNMA, 6.50%, 5/15/28	36,603	43,164
GNMA, 7.00%, 12/15/28	10,620	12,762
GNMA, 7.00%, 5/15/31	56,999	68,653
GNMA, 4.50%, 8/15/33	4,680,076	5,166,783
GNMA, 6.00%, 9/20/38	4,909,328	5,551,486
GNMA, 5.50%, 11/15/38	6,705,103	7,490,632
GNMA, 5.50%, 11/15/38	4,767,683	5,342,625
GNMA, 6.00%, 1/20/39	1,233,492	1,394,838
GNMA, 5.00%, 3/20/39	9,248,187	10,225,595
GNMA, 4.50%, 4/15/39	16,015,981	17,646,537
GNMA, 4.50%, 11/15/39	45,519,680	50,438,450
GNMA, 4.50%, 1/15/40	5,868,196	6,487,632
GNMA, 5.00%, 2/20/40	35,894,469	40,013,053
GNMA, 4.00%, 7/15/40	8,999,018	9,947,329
GNMA, 5.00%, 8/20/40	48,484,777	54,047,992
GNMA, 4.00%, 11/20/40	67,598,339	74,672,025
GNMA, 4.50%, 12/15/40	13,143,198	14,563,426
GNMA, 4.00%, 2/15/41	13,916,111	15,382,583
GNMA, 4.50%, 7/20/41	24,039,467	26,608,495
GNMA, 3.50%, 6/20/42	19,731,169	21,618,841
GNMA, 3.50%, 7/20/42	29,855,918	32,712,220
		1,753,154,846
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,779,502,470)		1,855,361,140

9

Principal Amount	Value
Corporate Bonds — 26.0%
AEROSPACE AND DEFENSE — 0.4%
L-3 Communications Corp., 5.20%, 10/15/19	$290,000	$327,065
L-3 Communications Corp., 4.75%, 7/15/20	2,150,000	2,378,055
Lockheed Martin Corp., 7.65%, 5/1/16	1,700,000	2,062,046
Lockheed Martin Corp., 4.25%, 11/15/19	3,980,000	4,512,158
Northrop Grumman Corp., 3.70%, 8/1/14	1,300,000	1,371,649
Raytheon Co., 4.40%, 2/15/20	100,000	116,072
United Technologies Corp., 6.125%, 2/1/19	2,660,000	3,332,584
United Technologies Corp., 3.10%, 6/1/22	1,480,000	1,580,826
United Technologies Corp., 6.05%, 6/1/36	1,027,000	1,384,896
United Technologies Corp., 5.70%, 4/15/40	2,020,000	2,637,348
United Technologies Corp., 4.50%, 6/1/42	5,360,000	6,041,385
		25,744,084
AUTOMOBILES — 0.6%
American Honda Finance Corp., 2.375%, 3/18/13(4)	3,120,000	3,147,550
American Honda Finance Corp., 2.50%, 9/21/15(4)	5,960,000	6,197,011
American Honda Finance Corp., 1.50%, 9/11/17(4)	1,530,000	1,538,586
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	4,520,000	4,540,928
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	5,550,000	5,796,836
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	500,000	529,770
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	3,040,000	3,330,527
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	4,590,000	5,023,718
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	4,310,000	4,885,730
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(4)	2,150,000	2,165,484
		37,156,140
BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	7,430,000	10,066,625
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	4,000,000	4,975,324
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	3,220,000	3,247,035
Coca-Cola Co. (The), 1.80%, 9/1/16	1,370,000	1,429,011
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,270,000	2,366,441
PepsiCo, Inc., 3.00%, 8/25/21	1,000,000	1,063,544
PepsiCo, Inc., 4.875%, 11/1/40	1,100,000	1,317,357
PepsiCo, Inc., 3.60%, 8/13/42	2,140,000	2,115,574
Pernod-Ricard SA, 2.95%, 1/15/17(4)	3,160,000	3,300,809
Pernod-Ricard SA, 4.45%, 1/15/22(4)	1,140,000	1,259,502
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	6,180,000	6,471,943
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	3,260,000	3,547,982
SABMiller plc, 5.50%, 8/15/13(4)	1,621,000	1,682,530
		42,843,677
BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17	5,590,000	5,780,183
Amgen, Inc., 5.85%, 6/1/17	2,560,000	3,060,485
Amgen, Inc., 3.625%, 5/15/22	2,386,000	2,521,181
Celgene Corp., 3.25%, 8/15/22	2,480,000	2,509,440
Gilead Sciences, Inc., 4.40%, 12/1/21	5,470,000	6,230,462
		20,101,751
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	1,900,000	2,244,120
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	8,977,000	10,807,662
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	2,820,000	2,996,777
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	4,280,000	4,552,328
Jefferies Group, Inc., 5.125%, 4/13/18	2,860,000	2,917,200
		23,518,087

10

Principal Amount	Value
CHEMICALS — 0.5%
Ashland, Inc., 4.75%, 8/15/22(4)	$2,270,000	$2,332,425
CF Industries, Inc., 6.875%, 5/1/18	4,130,000	5,033,438
CF Industries, Inc., 7.125%, 5/1/20	2,460,000	3,093,450
Dow Chemical Co. (The), 5.90%, 2/15/15	3,751,000	4,181,363
Dow Chemical Co. (The), 2.50%, 2/15/16	2,960,000	3,089,870
Eastman Chemical Co., 3.60%, 8/15/22	3,920,000	4,138,767
Ecolab, Inc., 3.00%, 12/8/16	2,340,000	2,518,961
Ecolab, Inc., 4.35%, 12/8/21	5,480,000	6,230,278
PPG Industries, Inc., 2.70%, 8/15/22	1,190,000	1,196,239
		31,814,791
COMMERCIAL BANKS — 1.8%
Bank of America N.A., 5.30%, 3/15/17	6,439,000	7,158,726
Bank of Nova Scotia, 2.55%, 1/12/17	3,300,000	3,496,135
BB&T Corp., 5.70%, 4/30/14	1,680,000	1,811,030
BB&T Corp., 3.20%, 3/15/16	2,400,000	2,580,146
Capital One Financial Corp., 2.15%, 3/23/15	2,910,000	2,985,538
Capital One Financial Corp., 4.75%, 7/15/21	2,220,000	2,525,465
Fifth Third Bancorp, 6.25%, 5/1/13	3,882,000	4,008,212
HSBC Bank plc, 3.50%, 6/28/15(4)	3,940,000	4,182,822
ING Bank NV, 2.00%, 9/25/15(4)	2,040,000	2,044,521
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	9,510,000	10,947,028
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	5,020,000	5,400,762
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	6,840,000	7,178,778
Northern Trust Co. (The), 6.50%, 8/15/18	2,480,000	3,092,930
PNC Funding Corp., 3.625%, 2/8/15	2,800,000	2,976,596
PNC Funding Corp., 4.375%, 8/11/20	1,720,000	1,965,948
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	9,920,000	10,694,583
SunTrust Bank, 7.25%, 3/15/18	320,000	387,150
SunTrust Banks, Inc., 3.60%, 4/15/16	1,141,000	1,220,223
Toronto-Dominion Bank (The), 2.50%, 7/14/16	2,620,000	2,773,244
Toronto-Dominion Bank (The), 2.375%, 10/19/16	4,700,000	4,949,396
U.S. Bancorp., 3.44%, 2/1/16	2,760,000	2,900,382
U.S. Bancorp., MTN, 3.00%, 3/15/22	1,600,000	1,678,870
U.S. Bancorp., MTN, 2.95%, 7/15/22	1,310,000	1,325,576
Wachovia Bank N.A., 4.80%, 11/1/14	1,008,000	1,084,593
Wachovia Bank N.A., 5.85%, 2/1/37	1,770,000	2,236,574
Wells Fargo & Co., 3.68%, 3/15/13	3,300,000	3,595,871
Wells Fargo & Co., 1.50%, 7/1/15	1,750,000	1,780,641
Wells Fargo & Co., 2.10%, 5/8/17	5,280,000	5,469,795
Wells Fargo & Co., 5.625%, 12/11/17	550,000	661,253
Wells Fargo & Co., 4.60%, 4/1/21	2,100,000	2,430,574
Wells Fargo & Co., MTN, 3.50%, 3/8/22	2,110,000	2,255,307
		107,798,669
COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Corrections Corp. of America, 7.75%, 6/1/17	2,760,000	2,973,900
Republic Services, Inc., 3.80%, 5/15/18	1,550,000	1,726,105
Republic Services, Inc., 5.50%, 9/15/19	2,381,000	2,824,230
Republic Services, Inc., 3.55%, 6/1/22	2,100,000	2,212,596
Waste Management, Inc., 2.60%, 9/1/16	3,400,000	3,573,053
Waste Management, Inc., 4.75%, 6/30/20	1,120,000	1,287,068
Waste Management, Inc., 6.125%, 11/30/39	2,070,000	2,619,761
		17,216,713
COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39	1,000,000	1,330,953
COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	6,660,000	6,690,163

11

Principal Amount	Value
CONSUMER FINANCE — 0.5%
American Express Centurion Bank, 6.00%, 9/13/17	$6,240,000	$7,579,260
American Express Credit Corp., 2.80%, 9/19/16	1,740,000	1,852,110
American Express Credit Corp., MTN, 2.75%, 9/15/15	4,800,000	5,060,376
American Express Credit Corp., MTN, 2.375%, 3/24/17	2,180,000	2,295,959
Capital One Bank USA N.A., 8.80%, 7/15/19	2,000,000	2,643,620
Credit Suisse (New York), 5.50%, 5/1/14	2,320,000	2,478,797
HSBC Finance Corp., 4.75%, 7/15/13	1,400,000	1,441,002
PNC Bank N.A., 6.00%, 12/7/17	2,235,000	2,674,772
SLM Corp., 6.25%, 1/25/16	1,790,000	1,951,100
SLM Corp., MTN, 5.00%, 10/1/13	4,050,000	4,217,062
		32,194,058
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16	3,560,000	3,871,500
Ball Corp., 6.75%, 9/15/20	1,660,000	1,834,300
		5,705,800
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Bank of America Corp., 4.50%, 4/1/15	7,370,000	7,899,394
Bank of America Corp., 3.75%, 7/12/16	3,620,000	3,844,813
Bank of America Corp., 6.50%, 8/1/16	6,910,000	7,999,748
Bank of America Corp., 5.75%, 12/1/17	6,390,000	7,362,053
Bank of America Corp., 5.625%, 7/1/20	5,080,000	5,803,128
Bank of America Corp., 5.70%, 1/24/22	1,000,000	1,176,998
Bank of America Corp., 5.875%, 2/7/42	2,400,000	2,819,359
Citigroup, Inc., 6.01%, 1/15/15	12,960,000	14,210,821
Citigroup, Inc., 4.75%, 5/19/15	1,420,000	1,529,562
Citigroup, Inc., 4.45%, 1/10/17	4,880,000	5,366,385
Citigroup, Inc., 6.125%, 5/15/18	13,080,000	15,505,372
Citigroup, Inc., 4.50%, 1/14/22	3,730,000	4,104,257
Deutsche Bank AG (London), 3.875%, 8/18/14	3,180,000	3,342,619
General Electric Capital Corp., 3.75%, 11/14/14	9,460,000	10,033,267
General Electric Capital Corp., 2.25%, 11/9/15	5,220,000	5,410,055
General Electric Capital Corp., 5.625%, 9/15/17	5,480,000	6,462,120
General Electric Capital Corp., 4.375%, 9/16/20	6,970,000	7,701,146
General Electric Capital Corp., 5.30%, 2/11/21	2,820,000	3,242,366
General Electric Capital Corp., MTN, 2.30%, 4/27/17	3,500,000	3,602,466
General Electric Capital Corp., MTN, 6.00%, 8/7/19	8,480,000	10,330,811
General Electric Capital Corp., MTN, 4.65%, 10/17/21	4,180,000	4,694,646
General Electric Capital Corp., MTN, 5.875%, 1/14/38	2,150,000	2,574,066
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	3,520,000	3,786,900
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	790,000	822,561
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	3,790,000	4,000,174
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	7,410,000	7,824,145
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	7,120,000	7,959,498
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	8,120,000	9,372,518
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	2,210,000	2,568,948
HSBC Holdings plc, 5.10%, 4/5/21	2,800,000	3,241,034
HSBC Holdings plc, 6.80%, 6/1/38	1,620,000	1,986,650
JPMorgan Chase & Co., 6.00%, 1/15/18	13,980,000	16,691,002
JPMorgan Chase & Co., 4.25%, 10/15/20	3,500,000	3,831,418
Morgan Stanley, 6.00%, 4/28/15	6,310,000	6,842,558
Morgan Stanley, 6.625%, 4/1/18	5,770,000	6,638,685
Morgan Stanley, 5.625%, 9/23/19	4,780,000	5,230,539
Morgan Stanley, 5.50%, 7/24/20	70,000	75,715

12

Principal Amount	Value
Morgan Stanley, 5.50%, 7/28/21	$1,000,000	$1,096,549
Syngenta Finance NV, 3.125%, 3/28/22	2,370,000	2,495,418
UBS AG (Stamford Branch), 5.875%, 12/20/17	9,030,000	10,703,855
		230,183,619
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc., 5.10%, 9/15/14	1,000,000	1,087,902
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,584,473
AT&T, Inc., 3.00%, 2/15/22	3,160,000	3,348,399
AT&T, Inc., 6.55%, 2/15/39	9,690,000	13,197,422
AT&T, Inc., 5.55%, 8/15/41	1,110,000	1,388,972
British Telecommunications plc, 5.95%, 1/15/18	6,730,000	8,070,515
CenturyLink, Inc., 6.15%, 9/15/19	3,300,000	3,703,534
CenturyLink, Inc., 5.80%, 3/15/22	220,000	239,885
CenturyLink, Inc., Series P, 7.60%, 9/15/39	1,640,000	1,741,267
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	2,220,000	2,273,542
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	4,800,000	6,033,974
France Telecom SA, 4.375%, 7/8/14	3,140,000	3,324,164
Telecom Italia Capital SA, 7.00%, 6/4/18	2,910,000	3,222,825
Telefonica Emisiones SAU, 5.88%, 7/15/19	2,690,000	2,710,175
Telefonica Emisiones SAU, 5.46%, 2/16/21	3,030,000	2,976,975
Verizon Communications, Inc., 6.10%, 4/15/18	1,854,000	2,320,657
Verizon Communications, Inc., 8.75%, 11/1/18	2,670,000	3,733,354
Verizon Communications, Inc., 7.35%, 4/1/39	3,660,000	5,505,694
Verizon Communications, Inc., 4.75%, 11/1/41	1,120,000	1,294,754
Windstream Corp., 7.875%, 11/1/17	1,110,000	1,245,975
		71,004,458
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	3,600,000	4,176,000
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	3,484,000	4,050,150
Jabil Circuit, Inc., 5.625%, 12/15/20	1,310,000	1,408,250
Jabil Circuit, Inc., 4.70%, 9/15/22	1,740,000	1,740,000
		7,198,400
ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16	2,580,000	2,755,319
Noble Holding International Ltd., 3.95%, 3/15/22	1,130,000	1,188,354
Pride International, Inc., 6.875%, 8/15/20	800,000	1,014,535
Transocean, Inc., 2.50%, 10/15/17	2,200,000	2,215,321
Transocean, Inc., 6.50%, 11/15/20	2,190,000	2,620,004
Transocean, Inc., 6.375%, 12/15/21	1,030,000	1,235,203
Weatherford International Ltd., 9.625%, 3/1/19	3,400,000	4,431,764
		15,460,500
FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 6.60%, 3/15/19	6,730,000	8,613,767
Delhaize Group SA, 5.875%, 2/1/14	4,310,000	4,529,892
Delhaize Group SA, 6.50%, 6/15/17	550,000	614,784
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,423,466
Safeway, Inc., 4.75%, 12/1/21	2,220,000	2,268,025
Target Corp., 4.00%, 7/1/42	1,570,000	1,616,210
Wal-Mart Stores, Inc., 5.875%, 4/5/27	1,060,000	1,437,425
Wal-Mart Stores, Inc., 5.625%, 4/1/40	940,000	1,244,091
Wal-Mart Stores, Inc., 4.875%, 7/8/40	3,440,000	4,142,204
Wal-Mart Stores, Inc., 5.00%, 10/25/40	1,150,000	1,402,034
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,420,000	1,904,427
Walgreen Co., 1.80%, 9/15/17	2,140,000	2,167,232
		32,363,557

13

Principal Amount	Value
FOOD PRODUCTS — 0.5%
General Mills, Inc., 5.25%, 8/15/13	$4,970,000	$5,177,378
General Mills, Inc., 3.15%, 12/15/21	2,850,000	2,972,351
Kellogg Co., 4.45%, 5/30/16	2,400,000	2,688,218
Kraft Foods, Inc., 6.125%, 2/1/18	729,000	891,294
Kraft Foods, Inc., 6.125%, 8/23/18(4)	2,071,000	2,540,467
Kraft Foods, Inc., 5.375%, 2/10/20	1,740,000	2,102,738
Kraft Foods, Inc., 6.50%, 2/9/40	3,010,000	4,097,028
Kraft Foods, Inc., 5.00%, 6/4/42(4)	2,540,000	2,848,735
Mead Johnson Nutrition Co., 3.50%, 11/1/14	1,900,000	1,970,262
Mead Johnson Nutrition Co., 5.90%, 11/1/39	1,160,000	1,437,328
Tyson Foods, Inc., 6.85%, 4/1/16	2,580,000	2,973,450
Tyson Foods, Inc., 4.50%, 6/15/22	800,000	842,000
		30,541,249
GAS UTILITIES — 1.1%
El Paso Corp., 7.25%, 6/1/18	4,040,000	4,673,460
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	3,360,000	4,003,615
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	3,001,504
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,156,690
Enbridge Energy Partners LP, 5.50%, 9/15/40	1,460,000	1,654,733
Energy Transfer Partners LP, 6.50%, 2/1/42	1,830,000	2,121,473
Enterprise Products Operating LLC, 3.70%, 6/1/15	2,500,000	2,674,542
Enterprise Products Operating LLC, 6.30%, 9/15/17	3,485,000	4,244,420
Enterprise Products Operating LLC, 5.95%, 2/1/41	4,475,000	5,319,500
Enterprise Products Operating LLC, 4.45%, 2/15/43	2,120,000	2,108,344
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,030,000	5,070,030
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,340,000	2,732,718
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	1,530,000	1,647,275
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,270,000	3,972,782
Magellan Midstream Partners LP, 6.55%, 7/15/19	3,450,000	4,253,936
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	2,750,000	2,990,012
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	1,760,000	2,370,095
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	3,830,000	4,075,040
TransCanada PipeLines Ltd., 2.50%, 8/1/22	3,500,000	3,549,164
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,352,554
Williams Partners LP, 3.35%, 8/15/22	2,800,000	2,868,872
		68,840,759
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Covidien International Finance SA, 1.875%, 6/15/13	3,580,000	3,615,632
Covidien International Finance SA, 3.20%, 6/15/22	1,530,000	1,620,478
		5,236,110
HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Express Scripts, Inc., 2.65%, 2/15/17(4)	7,660,000	8,036,887
Express Scripts, Inc., 7.25%, 6/15/19	8,020,000	10,351,077
HCA, Inc., 7.875%, 2/15/20	4,980,000	5,621,175
Mayo Clinic Rochester, 3.77%, 11/15/43	1,775,000	1,790,757
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	2,224,603
Universal Health Services, Inc., 7.125%, 6/30/16	4,140,000	4,729,950
WellPoint, Inc., 3.125%, 5/15/22	2,120,000	2,120,999
WellPoint, Inc., 3.30%, 1/15/23	2,470,000	2,504,318
WellPoint, Inc., 5.80%, 8/15/40	1,470,000	1,711,303
		39,091,069

14

Principal Amount	Value
HOTELS, RESTAURANTS AND LEISURE — 0.1%
International Game Technology, 5.50%, 6/15/20	$2,150,000	$2,355,961
McDonald’s Corp., 5.35%, 3/1/18	1,550,000	1,889,470
Wyndham Worldwide Corp., 6.00%, 12/1/16	23,000	25,937
Wyndham Worldwide Corp., 2.95%, 3/1/17	2,340,000	2,362,593
Yum! Brands, Inc., 3.75%, 11/1/21	1,370,000	1,476,561
		8,110,522
HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	3,002,124
HOUSEHOLD PRODUCTS — 0.1%
Clorox Co. (The), 3.05%, 9/15/22	1,890,000	1,931,686
Jarden Corp., 8.00%, 5/1/16	4,960,000	5,319,600
		7,251,286
INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(4)	1,700,000	1,751,000
General Electric Co., 5.00%, 2/1/13	2,708,000	2,749,489
General Electric Co., 5.25%, 12/6/17	4,251,000	5,036,687
		9,537,176
INSURANCE — 1.3%
Allstate Corp. (The), 7.45%, 5/16/19	4,360,000	5,715,921
Allstate Corp. (The), 5.20%, 1/15/42	2,130,000	2,567,251
American International Group, Inc., 3.65%, 1/15/14	1,680,000	1,730,551
American International Group, Inc., 5.85%, 1/16/18	11,720,000	13,629,012
American International Group, Inc., 4.875%, 6/1/22	2,070,000	2,337,914
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	2,770,000	3,161,952
Berkshire Hathaway, Inc., 3.75%, 8/15/21	1,230,000	1,351,670
Berkshire Hathaway, Inc., 3.00%, 5/15/22	2,030,000	2,109,373
CNA Financial Corp., 5.875%, 8/15/20	1,640,000	1,918,159
CNA Financial Corp., 5.75%, 8/15/21	1,080,000	1,258,528
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(4)	2,520,000	2,778,300
Genworth Financial, Inc., 7.20%, 2/15/21	1,680,000	1,720,483
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	1,150,000	1,277,744
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	2,420,000	2,807,902
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	2,690,000	3,027,998
International Lease Finance Corp., 4.875%, 4/1/15	700,000	730,213
International Lease Finance Corp., 5.75%, 5/15/16	1,520,000	1,619,431
Liberty Mutual Group, Inc., 5.00%, 6/1/21(4)	2,158,000	2,285,523
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	730,000	765,212
Lincoln National Corp., 6.25%, 2/15/20	4,240,000	5,003,548
MetLife, Inc., 6.75%, 6/1/16	2,570,000	3,079,143
MetLife, Inc., 1.76%, 12/15/17	2,250,000	2,268,952
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,118,855
Principal Financial Group, Inc., 3.30%, 9/15/22	1,600,000	1,621,840
Prudential Financial, Inc., 7.375%, 6/15/19	3,690,000	4,673,551
Prudential Financial, Inc., 5.375%, 6/21/20	1,000,000	1,158,071
Prudential Financial, Inc., 5.625%, 5/12/41	1,640,000	1,853,936
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,431,598
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(4)	2,920,000	2,961,207
		78,963,838
IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,520,000	2,614,500
International Business Machines Corp., 1.95%, 7/22/16	7,940,000	8,302,008
		10,916,508
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	1,580,000	1,608,634
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	5,420,000	5,811,785
		7,420,419

15

Principal Amount	Value
MACHINERY — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	$4,900,000	$5,072,318
Deere & Co., 5.375%, 10/16/29	3,450,000	4,438,501
Deere & Co., 3.90%, 6/9/42	2,780,000	2,892,298
		12,403,117
MEDIA — 2.1%
CBS Corp., 1.95%, 7/1/17	1,050,000	1,077,774
Comcast Corp., 5.90%, 3/15/16	8,444,000	9,821,115
Comcast Corp., 6.50%, 11/15/35	3,730,000	4,837,776
Comcast Corp., 6.40%, 5/15/38	3,700,000	4,760,335
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	2,630,000	2,822,050
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	4,120,000	4,366,100
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	6,200,000	6,959,264
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.80%, 3/15/22	2,400,000	2,475,235
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,388,025
DISH DBS Corp., 7.00%, 10/1/13	1,815,000	1,910,288
DISH DBS Corp., 7.125%, 2/1/16	2,770,000	3,074,700
DISH DBS Corp., 6.75%, 6/1/21	1,820,000	1,992,900
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	3,140,000	3,505,025
Lamar Media Corp., 9.75%, 4/1/14	3,380,000	3,802,500
NBCUniversal Media LLC, 5.15%, 4/30/20	3,950,000	4,689,487
NBCUniversal Media LLC, 4.375%, 4/1/21	5,630,000	6,396,919
NBCUniversal Media LLC, 2.875%, 1/15/23	2,140,000	2,136,084
News America, Inc., 3.00%, 9/15/22(4)	3,070,000	3,104,565
News America, Inc., 6.90%, 8/15/39	4,090,000	5,331,704
Omnicom Group, Inc., 3.625%, 5/1/22	2,130,000	2,254,818
Qwest Corp., 7.50%, 10/1/14	800,000	892,942
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,797,000	2,017,133
Time Warner Cable, Inc., 6.75%, 7/1/18	7,630,000	9,609,924
Time Warner Cable, Inc., 4.50%, 9/15/42	2,190,000	2,195,865
Time Warner, Inc., 3.15%, 7/15/15	3,500,000	3,737,632
Time Warner, Inc., 4.875%, 3/15/20	3,450,000	3,991,329
Time Warner, Inc., 3.40%, 6/15/22	1,520,000	1,609,025
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,862,666
Time Warner, Inc., 4.90%, 6/15/42	2,070,000	2,283,363
Viacom, Inc., 4.375%, 9/15/14	3,580,000	3,830,668
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,844,790
Viacom, Inc., 3.125%, 6/15/22	2,630,000	2,722,713
Virgin Media Secured Finance plc, 6.50%, 1/15/18	7,440,000	8,184,000
		126,488,714
METALS AND MINING — 0.6%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	1,480,000	1,556,695
ArcelorMittal, 5.50%, 8/5/20	2,710,000	2,611,424
ArcelorMittal, 6.50%, 2/25/22	3,260,000	3,217,242
Barrick North America Finance LLC, 4.40%, 5/30/21	3,250,000	3,543,039
Newmont Mining Corp., 3.50%, 3/15/22	2,240,000	2,277,289
Newmont Mining Corp., 6.25%, 10/1/39	2,640,000	3,133,474
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	1,660,000	1,754,693
Teck Resources Ltd., 5.375%, 10/1/15	1,589,000	1,757,162
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,727,483
Teck Resources Ltd., 3.85%, 8/15/17	800,000	857,453
Vale Overseas Ltd., 5.625%, 9/15/19	5,950,000	6,724,779
Vale Overseas Ltd., 4.625%, 9/15/20	4,470,000	4,789,395
Vale SA, 5.625%, 9/11/42	1,100,000	1,125,856
Xstrata Canada Financial Corp., 2.85%, 11/10/14(4)	1,000,000	1,028,650
		37,104,634

16

Principal Amount	Value
MULTI-UTILITIES — 1.3%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	$1,580,000	$1,556,196
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	2,331,000	2,637,550
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,287,199
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,421,582
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,098,720
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	5,434,068
Dominion Resources, Inc., 2.75%, 9/15/22	2,690,000	2,713,602
Dominion Resources, Inc., 4.90%, 8/1/41	4,820,000	5,610,037
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	1,670,000	2,187,523
Duke Energy Corp., 3.95%, 9/15/14	4,010,000	4,253,022
Duke Energy Corp., 1.625%, 8/15/17	4,120,000	4,137,881
Duke Energy Corp., 3.55%, 9/15/21	400,000	426,573
Edison International, 3.75%, 9/15/17	2,920,000	3,140,807
Exelon Generation Co. LLC, 5.20%, 10/1/19	3,000,000	3,411,804
FirstEnergy Solutions Corp., 6.05%, 8/15/21	2,810,000	3,158,387
Florida Power Corp., 6.35%, 9/15/37	1,307,000	1,780,567
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,705,706
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,180,000	1,241,950
Niagara Mohawk Power Corp., 4.88%, 8/15/19(4)	1,600,000	1,807,808
Nisource Finance Corp., 4.45%, 12/1/21	1,600,000	1,783,008
Nisource Finance Corp., 5.25%, 2/15/43	1,580,000	1,772,464
Northern States Power Co., 3.40%, 8/15/42	1,580,000	1,527,192
Pacific Gas & Electric Co., 5.80%, 3/1/37	2,247,000	2,884,696
Pacific Gas & Electric Co., 4.45%, 4/15/42	1,130,000	1,241,995
PacifiCorp, 6.00%, 1/15/39	2,340,000	3,175,066
Progress Energy, Inc., 3.15%, 4/1/22	1,940,000	1,980,160
Public Service Company of Colorado, 4.75%, 8/15/41	1,100,000	1,311,902
San Diego Gas & Electric Co., 3.00%, 8/15/21	2,470,000	2,647,089
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,491,196
Sempra Energy, 9.80%, 2/15/19	1,840,000	2,598,185
Sempra Energy, 2.875%, 10/1/22	2,270,000	2,302,781
Southern California Edison Co., 5.625%, 2/1/36	780,000	1,008,462
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,267,398
Xcel Energy, Inc., 4.80%, 9/15/41	1,210,000	1,401,870
		82,404,446
MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	2,650,000	3,097,328
OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	1,370,000	1,412,374
OIL, GAS AND CONSUMABLE FUELS — 2.1%
Anadarko Petroleum Corp., 5.95%, 9/15/16	4,240,000	4,918,158
Anadarko Petroleum Corp., 6.45%, 9/15/36	3,320,000	4,131,455
Apache Corp., 4.75%, 4/15/43	3,050,000	3,504,538
BP Capital Markets plc, 3.20%, 3/11/16	820,000	881,061
BP Capital Markets plc, 2.25%, 11/1/16	4,290,000	4,496,014
BP Capital Markets plc, 4.50%, 10/1/20	2,260,000	2,628,538
Cenovus Energy, Inc., 4.50%, 9/15/14	2,260,000	2,425,529
ConocoPhillips, 5.75%, 2/1/19	4,200,000	5,227,979
ConocoPhillips Holding Co., 6.95%, 4/15/29	3,089,000	4,387,656
Devon Energy Corp., 1.875%, 5/15/17	1,360,000	1,388,157
Devon Energy Corp., 5.60%, 7/15/41	3,840,000	4,579,069
EOG Resources, Inc., 5.625%, 6/1/19	1,800,000	2,213,941
FMC Technologies, Inc., 2.00%, 10/1/17	1,920,000	1,942,666
Hess Corp., 6.00%, 1/15/40	2,100,000	2,560,522
Marathon Petroleum Corp., 3.50%, 3/1/16	2,660,000	2,823,273

17

Principal Amount	Value
Marathon Petroleum Corp., 5.125%, 3/1/21	$2,145,000	$2,480,015
Newfield Exploration Co., 6.875%, 2/1/20	3,570,000	3,935,925
Nexen, Inc., 6.20%, 7/30/19	2,850,000	3,458,122
Nexen, Inc., 5.875%, 3/10/35	1,245,000	1,478,711
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,416,208
Occidental Petroleum Corp., 1.75%, 2/15/17	2,050,000	2,125,157
Occidental Petroleum Corp., 2.70%, 2/15/23	3,510,000	3,617,045
Peabody Energy Corp., 7.375%, 11/1/16	1,580,000	1,797,250
Peabody Energy Corp., 6.50%, 9/15/20	2,200,000	2,260,500
Pemex Project Funding Master Trust, 6.625%, 6/15/35	2,000,000	2,520,000
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	4,120,000	4,717,421
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	7,580,000	8,580,568
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	4,320,000
Petroleos Mexicanos, 4.875%, 1/24/22	2,090,000	2,366,925
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	2,202,640
Phillips 66, 4.30%, 4/1/22(4)	3,190,000	3,500,282
Pioneer Natural Resources Co., 3.95%, 7/15/22	2,620,000	2,789,378
Shell International Finance BV, 2.375%, 8/21/22	5,260,000	5,323,046
Shell International Finance BV, 3.625%, 8/21/42	3,780,000	3,857,838
Suncor Energy, Inc., 6.10%, 6/1/18	3,065,000	3,785,750
Suncor Energy, Inc., 6.85%, 6/1/39	1,100,000	1,524,170
Talisman Energy, Inc., 7.75%, 6/1/19	3,720,000	4,735,876
Talisman Energy, Inc., 3.75%, 2/1/21	1,850,000	1,933,592
Tesoro Corp., 5.375%, 10/1/22	1,120,000	1,156,400
Weatherford International Ltd., 4.50%, 4/15/22	1,070,000	1,121,411
		128,112,786
PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	8,100,000	9,511,182
International Paper Co., 4.75%, 2/15/22	3,200,000	3,641,319
International Paper Co., 6.00%, 11/15/41	1,600,000	1,959,334
		15,111,835
PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 1.45%, 8/15/16	3,820,000	3,939,165
PHARMACEUTICALS — 0.8%
Bristol-Myers Squibb Co., 3.25%, 8/1/42	2,100,000	1,957,815
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	8,090,000	8,422,192
Merck & Co., Inc., 2.40%, 9/15/22	5,330,000	5,385,874
Merck & Co., Inc., 3.60%, 9/15/42	720,000	727,454
Novartis Capital Corp., 2.40%, 9/21/22	3,200,000	3,245,779
Roche Holdings, Inc., 6.00%, 3/1/19(4)	8,173,000	10,276,926
Roche Holdings, Inc., 7.00%, 3/1/39(4)	3,820,000	5,784,198
Sanofi, 4.00%, 3/29/21	2,172,000	2,486,067
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	6,850,000	7,353,934
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	1,420,000	1,461,642
		47,101,881
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
American Tower Corp., 4.625%, 4/1/15	4,400,000	4,742,945
American Tower Corp., 4.70%, 3/15/22	3,370,000	3,704,621
Boston Properties LP, 5.00%, 6/1/15	1,500,000	1,641,248
Boston Properties LP, 3.85%, 2/1/23	2,810,000	2,966,511
BRE Properties, Inc., 3.375%, 1/15/23	2,460,000	2,452,773
Developers Diversified Realty Corp., 4.75%, 4/15/18	7,620,000	8,466,673
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	920,729
Essex Portfolio LP, 3.625%, 8/15/22(4)	2,670,000	2,695,560
HCP, Inc., 3.75%, 2/1/16	4,600,000	4,886,552
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,810,678

18

Principal Amount	Value
Reckson Operating Partnership LP, 7.75%, 3/15/20	$3,805,000	$4,551,279
Simon Property Group LP, 5.10%, 6/15/15	60,000	66,226
Simon Property Group LP, 5.75%, 12/1/15	4,410,000	4,991,997
UDR, Inc., 4.25%, 6/1/18	2,540,000	2,821,102
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	4,560,000	4,755,920
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	3,030,000	3,243,424
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	730,000	803,864
WEA Finance LLC, 4.625%, 5/10/21(4)	2,040,000	2,231,511
		57,753,613
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19	3,340,000	4,010,174
ProLogis LP, 6.875%, 3/15/20	144,000	175,045
		4,185,219
ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	4,310,000	4,684,147
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,719,291
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,520,000	2,880,965
CSX Corp., 5.75%, 3/15/13	1,680,000	1,719,891
CSX Corp., 4.25%, 6/1/21	900,000	1,013,062
CSX Corp., 4.75%, 5/30/42	2,420,000	2,645,479
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	3,084,966
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	2,107,860
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(4)	3,420,000	3,421,919
Union Pacific Corp., 2.95%, 1/15/23	1,750,000	1,819,617
Union Pacific Corp., 4.75%, 9/15/41	2,020,000	2,289,753
		27,386,950
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,955,513
SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	4,720,000	6,443,234
Lowe’s Cos., Inc., 4.65%, 4/15/42	2,910,000	3,189,084
		9,632,318
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	2,600,000	2,901,683
Hanesbrands, Inc., 6.375%, 12/15/20	1,280,000	1,395,200
Ltd. Brands, Inc., 6.90%, 7/15/17	1,830,000	2,113,650
		6,410,533
TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19	1,194,000	1,697,961
Altria Group, Inc., 2.85%, 8/9/22	7,770,000	7,770,497
Philip Morris International, Inc., 4.125%, 5/17/21	4,240,000	4,821,016
		14,289,474
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32	1,190,000	1,887,717
America Movil SAB de CV, 5.00%, 3/30/20	1,200,000	1,411,229
America Movil SAB de CV, 3.125%, 7/16/22	4,100,000	4,236,292
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	7,070,000	7,523,194
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	2,490,000	3,493,978
Vodafone Group plc, 5.00%, 12/16/13	3,970,000	4,185,865
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,956,882
Vodafone Group plc, 2.50%, 9/26/22	1,540,000	1,541,485
		28,236,642
TOTAL CORPORATE BONDS (Cost $1,450,201,490)		1,592,439,022
Commercial Mortgage-Backed Securities(2) — 4.8%
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 10/1/12	5,000,000	5,214,968
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	1,701,148	1,725,006

19

Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	$3,100,000	$3,233,450
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	882,317	895,487
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/12	4,025,000	4,523,154
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/12	4,550,000	4,986,868
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	2,655,000	2,762,948
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	4,890,000	5,139,106
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 10/1/12	3,800,000	3,895,308
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/12	9,300,000	10,245,852
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 10/1/12	10,935,000	11,620,247
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.40%, 10/15/12(4)	2,063,921	1,952,930
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 10/1/12	4,550,000	4,546,660
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	2,251,351	2,269,043
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/12	8,700,000	9,382,515
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/12	4,050,000	4,286,635
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/12	12,875,000	13,801,240
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	18,096,000	19,535,663
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	14,215,000	15,489,908
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	9,000,000	9,785,381
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	13,575,000	14,243,990
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	19,900,000	20,815,350
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 10/11/12	7,600,000	8,130,051
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/12	2,875,000	3,072,653
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	4,810,157	4,923,381
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	7,600,000	8,296,529
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	3,500,000	3,645,714
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	6,600,000	7,288,703
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/12	15,000,000	16,297,883
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/11/12	10,900,000	12,110,151

20

Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 SEQ, 3.18%, 8/15/45	$3,750,000	$4,008,941
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	3,418,537	3,449,701
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	13,925,000	14,985,194
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	1,713,426	1,741,757
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	25,850,000	27,841,406
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 10/1/12	4,614,000	5,080,139
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $283,744,824)		291,223,912
Collateralized Mortgage Obligations(2) — 3.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	2,242,666	1,619,407
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	5,024,306	5,155,872
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	7,000,000	7,434,046
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.82%, 10/1/12	7,569,614	7,257,330
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	522,578	528,333
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	3,315,294	3,471,373
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 10/1/12	5,099,318	5,125,075
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	1,538,562	1,599,624
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	2,461,473	2,553,450
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,165,197	1,202,804
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	2,457,964	2,490,823
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.71%, 10/1/12	1,630,493	1,636,354
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	2,703,448	2,755,041
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	2,004,815	2,026,934
JP Morgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.07%, 10/1/12	3,489,533	3,465,317
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 10/1/12	7,299,307	6,375,262
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/12	5,000,000	5,130,015
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.95%, 10/1/12	5,109,191	5,588,237
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/12	4,943,519	5,062,878
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	2,718,364	2,886,103
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.875%, 10/1/12	2,810,078	2,908,752
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,892,992	1,971,366

21

Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	$207,364	$207,738
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	2,250,704	2,373,395
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	976,325	977,656
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	5,665,362	6,059,844
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.34%, 10/1/12	3,693,189	3,738,832
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	10,293,972	10,724,060
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	7,267,594	7,521,160
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	4,230,703	4,117,578
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	3,687,178	3,730,365
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	3,007,188	3,025,016
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.25%, 10/1/12	2,224,102	2,041,375
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.40%, 10/1/12	1,120,862	1,109,562
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	4,340,529	4,526,471
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	3,983,542	4,128,525
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	8,000,000	8,379,484
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/12	5,406,661	5,586,722
		146,492,179
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
FHLB, Series 00-1239, Class 1, 4.81%, 8/20/15	1,014,315	1,076,487
FHLMC, Series 2684, Class FP, VRN, 0.72%, 10/15/12	15,520,881	15,592,735
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15	1,272,383	1,339,682
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	2,281,286	2,529,992
FHLMC, Series 3397, Class GF, VRN, 0.72%, 10/15/12	3,906,722	3,950,083
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	852,827	853,558
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	12,921	14,815
FNMA, Series 2006-43, Class FM, VRN, 0.52%, 10/25/12	5,638,204	5,660,893
FNMA, Series 2007-36, Class FB, VRN, 0.62%, 10/25/12	9,722,083	9,820,835
GNMA, Series 2007-5, Class FA, VRN, 0.36%, 10/20/12	9,928,110	9,973,189
		50,812,269
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $189,624,569)		197,304,448
Sovereign Governments and Agencies — 2.1%
BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19	11,310,000	14,137,500
Brazilian Government International Bond, 4.875%, 1/22/21	5,020,000	6,024,000
Brazilian Government International Bond, 5.625%, 1/7/41	2,890,000	3,713,650
		23,875,150
CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	246,000	355,434

22

Principal Amount	Value
Province of Ontario Canada, 5.45%, 4/27/16	$3,630,000	$4,232,442
Province of Ontario Canada, 1.60%, 9/21/16	3,900,000	4,036,656
		8,624,532
CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	3,580,000	3,893,250
COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	3,090,000	3,573,585
ITALY†
Republic of Italy, 6.875%, 9/27/23	1,920,000	2,147,789
MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17	2,435,000	2,858,690
United Mexican States, 5.95%, 3/19/19	9,100,000	11,329,500
United Mexican States, 5.125%, 1/15/20	3,290,000	3,948,000
United Mexican States, 6.05%, 1/11/40	2,810,000	3,758,375
United Mexican States, MTN, 4.75%, 3/8/44	2,260,000	2,519,900
		24,414,465
PERU — 0.1%
Republic of Peru, 6.55%, 3/14/37	1,620,000	2,393,550
Republic of Peru, 5.625%, 11/18/50	2,640,000	3,451,800
		5,845,350
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15	1,260,000	1,349,775
Poland Government International Bond, 5.125%, 4/21/21	2,400,000	2,802,000
Poland Government International Bond, 3.00%, 3/17/23	2,210,000	2,177,292
		6,329,067
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	3,690,000	4,009,543
Korea Development Bank, 3.25%, 3/9/16	3,480,000	3,669,747
Korea Development Bank, 4.00%, 9/9/16	2,470,000	2,692,268
		10,371,558
UNITED KINGDOM — 0.7%
Government of United Kingdom, 4.50%, 12/7/42 GBP	20,450,000	$42,403,851
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $118,377,610)		131,478,597
Municipal Securities — 1.7%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	$1,610,000	1,989,863
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	2,100,000	2,883,531
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	1,694,000	2,383,746
California GO, (Building Bonds), 6.65%, 3/1/22	1,660,000	2,079,698
California GO, (Building Bonds), 7.55%, 4/1/39	1,325,000	1,815,807
California GO, (Building Bonds), 7.30%, 10/1/39	1,700,000	2,272,849
California GO, (Building Bonds), 7.60%, 11/1/40	665,000	926,957
Illinois GO, 5.88%, 3/1/19	5,495,000	6,229,407
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	5,602,000	5,455,004
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	1,055,000	1,207,120
Illinois GO, (Building Bonds), 7.35%, 7/1/35	920,000	1,113,025
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(5)	7,700,000	7,944,937
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35	1,665,000	1,905,642
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	3,100,000	4,246,504
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	1,900,000	2,543,815
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	620,000	787,766

23

Principal Amount	Value
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27	$1,000,000	$1,277,470
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	795,000	1,045,099
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	2,235,000	2,992,821
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	1,470,000	1,997,921
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	2,050,000	2,545,362
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	2,680,000	4,006,198
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	2,140,000	3,087,849
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40	890,000	1,072,699
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111	1,000,000	1,156,570
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	2,830,000	3,308,072
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,872,511
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	1,385,000	1,684,049
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,000,000	2,296,500
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62(1)	7,115,000	7,115,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	5,195,000	6,649,652
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,963,911
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	3,166,218
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,314,754
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	2,936,688
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,714,058
TOTAL MUNICIPAL SECURITIES (Cost $85,583,329)		102,989,073
U.S. Government Agency Securities — 1.5%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 5.00%, 2/16/17	2,000,000	2,378,468
FHLMC, 2.375%, 1/13/22	5,300,000	5,572,907
FNMA, 0.875%, 10/26/17	19,299,000	19,420,063
		27,371,438
GOVERNMENT-BACKED CORPORATE BONDS(6) — 1.0%
Ally Financial, Inc., 1.75%, 10/30/12	29,500,000	29,536,846
Citigroup Funding, Inc., 1.875%, 10/22/12	12,000,000	12,011,412
Citigroup Funding, Inc., 1.875%, 11/15/12	21,700,000	21,744,789
		63,293,047
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $89,955,894)		90,664,485

24

Principal Amount	Value
Asset-Backed Securities(2) — 0.2%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	$6,049,809	$6,167,384
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	5,023,084	5,027,131
TOTAL ASSET-BACKED SECURITIES (Cost $11,072,406)		11,194,515
Temporary Cash Investments — 5.6%
BNP Paribas Finance, Inc., 0.10%, 10/1/12(7)	300,000,000	299,996,250
Govco LLC, 0.15%, 10/1/12(4)(7)	23,000,000	22,999,636
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $10,515,098), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $10,303,503)		10,303,409

Value
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $6,309,114), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $6,182,123)	$6,182,046
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $2,100,650), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $2,060,703)	2,060,682
TOTAL TEMPORARY CASH INVESTMENTS (Cost $341,546,137)	341,542,023
TOTAL INVESTMENT SECURITIES — 106.3% (Cost $6,165,516,497)	6,506,170,318
OTHER ASSETS AND LIABILITIES(8) — (6.3)%	(382,760,590)
TOTAL NET ASSETS — 100.0%	$6,123,409,728

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
972,363	EUR for USD	UBS AG	10/25/12	$1,249,816	$69,669
55,925,451	GBP for USD	UBS AG	10/25/12	90,302,156	1,531,687
				$91,551,972	$1,601,356
(Value on Settlement Date $89,950,616)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
81,271,837	GBP for USD	Barclays Bank plc	10/25/12	$131,228,661	$(5,169,540)
957,900	GBP for USD	HSBC Holdings plc	10/25/12	1,546,710	(45,422)
				$132,775,371	$(5,214,962)
(Value on Settlement Date $127,560,409)

25

Notes to Schedule of Investments

EUR = Euro
FDIC = Federal Deposit Insurance Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GBP = British Pound
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. - UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
PHHMC = PHH Mortgage Corporation
SEQ = Sequential Payer
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†	Category is less than 0.05% of total net assets.
(1)	When-issued security.
(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $152,550,350, which represented 2.5% of total net assets.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.
(6)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	The rate indicated is the yield to maturity at purchase.
(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,165,516,497)	$6,506,170,318
Foreign currency holdings, at value (cost of $876)	891
Receivable for investments sold	240,711,763
Receivable for capital shares sold	10,206,254
Unrealized gain on forward foreign currency exchange contracts	1,601,356
Interest receivable	34,306,871
6,792,997,453

Liabilities
Disbursements in excess of demand deposit cash	18,369,929
Payable for investments purchased	638,022,775
Payable for capital shares redeemed	4,671,691
Unrealized loss on forward foreign currency exchange contracts	5,214,962
Accrued management fees	2,416,751
Distribution and service fees payable	315,674
Dividends payable	575,943
669,587,725

Net Assets	$6,123,409,728

Net Assets Consist of:
Capital paid in	$5,738,699,118
Accumulated net investment loss	(9,938,810)
Undistributed net realized gain	57,597,696
Net unrealized appreciation	337,051,724
$6,123,409,728

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,941,407,981	171,844,531	$11.30
Institutional Class	$3,243,900,347	287,134,724	$11.30
A Class	$711,638,116	62,979,380	$11.30*
B Class	$11,512,210	1,019,075	$11.30
C Class	$182,722,116	16,170,940	$11.30
R Class	$32,228,958	2,851,925	$11.30

*Maximum offering price $11.83 (net asset value divided by 0.955).

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$81,230,294

Expenses:
Management fees	13,924,709
Distribution and service fees:
A Class	865,015
B Class	59,144
C Class	888,556
R Class	80,039
Trustees’ fees and expenses	160,716
Other expenses	2,318
15,980,497

Net investment income (loss)	65,249,797

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	33,184,327
Foreign currency transactions	550,139
33,734,466

Change in net unrealized appreciation (depreciation) on:
Investments	122,589,685
Translation of assets and liabilities in foreign currencies	(439,544)
122,150,141

Net realized and unrealized gain (loss)	155,884,607

Net Increase (Decrease) in Net Assets Resulting from Operations	$221,134,404

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$65,249,797	$147,506,166
Net realized gain (loss)	33,734,466	106,093,030
Change in net unrealized appreciation (depreciation)	122,150,141	128,879,045
Net increase (decrease) in net assets resulting from operations	221,134,404	382,478,241

Distributions to Shareholders
From net investment income:
Investor Class	(24,061,076)	(87,077,158)
Institutional Class	(40,667,542)	(63,169,262)
A Class	(8,212,645)	(21,118,188)
B Class	(96,232)	(323,408)
C Class	(1,442,079)	(4,171,286)
R Class	(340,205)	(904,108)
From net realized gains:
Investor Class	—	(31,700,027)
Institutional Class	—	(20,741,708)
A Class	—	(8,492,999)
B Class	—	(161,417)
C Class	—	(2,177,356)
R Class	—	(392,043)
Decrease in net assets from distributions	(74,819,779)	(240,428,960)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	657,079,129	400,103,620

Net increase (decrease) in net assets	803,393,754	542,152,901

Net Assets
Beginning of period	5,320,015,974	4,777,863,073
End of period	$6,123,409,728	$5,320,015,974

Accumulated net investment loss	$(9,938,810)	$(368,828)

See Notes to Financial Statements.

29

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

30

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

31

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2012 was 0.60% for the Investor Class, A Class, B Class, C Class and R Class and 0.40% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 9% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

32

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $3,438,954,614, of which $3,029,489,359 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $2,647,244,696, of which $2,206,259,144 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	29,321,358	$328,101,541	86,052,099	$946,284,278
Issued in reinvestment of distributions	1,938,462	21,752,358	10,218,562	112,191,886
Redeemed	(16,898,699)	(189,109,009)	(173,314,877)	(1,915,271,184)
	14,361,121	160,744,890	(77,044,216)	(856,795,020)
Institutional Class
Sold	63,153,284	707,637,656	140,681,254	1,550,333,746
Issued in reinvestment of distributions	3,546,941	39,802,656	7,513,406	82,525,969
Redeemed	(24,408,418)	(273,206,289)	(36,260,678)	(400,492,880)
	42,291,807	474,234,023	111,933,982	1,232,366,835
A Class
Sold	8,997,063	100,657,733	21,462,676	236,451,505
Issued in reinvestment of distributions	658,946	7,392,955	2,404,858	26,410,453
Redeemed	(8,044,547)	(89,954,616)	(22,375,332)	(245,346,146)
	1,611,462	18,096,072	1,492,202	17,515,812
B Class
Sold	20,382	226,162	36,169	399,942
Issued in reinvestment of distributions	6,550	73,453	34,978	383,719
Redeemed	(91,697)	(1,025,351)	(262,049)	(2,874,253)
	(64,765)	(725,736)	(190,902)	(2,090,592)
C Class
Sold	1,766,034	19,751,378	4,142,233	45,695,628
Issued in reinvestment of distributions	79,576	892,707	357,953	3,928,351
Redeemed	(1,380,330)	(15,419,078)	(4,092,096)	(44,834,393)
	465,280	5,225,007	408,090	4,789,586
R Class
Sold	472,573	5,290,449	1,209,673	13,300,906
Issued in reinvestment of distributions	29,974	336,242	117,825	1,293,872
Redeemed	(547,057)	(6,121,818)	(933,069)	(10,277,779)
	(44,510)	(495,127)	394,429	4,316,999
Net increase (decrease)	58,620,395	$657,079,129	36,993,585	$400,103,620

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$1,891,973,103	—
U.S. Government Agency Mortgage-Backed Securities	—	1,855,361,140	—
Corporate Bonds	—	1,592,439,022	—
Commercial Mortgage-Backed Securities	—	291,223,912	—
Collateralized Mortgage Obligations	—	197,304,448	—
Sovereign Governments and Agencies	—	131,478,597	—
Municipal Securities	—	102,989,073	—
U.S. Government Agency Securities	—	90,664,485	—
Asset-Backed Securities	—	11,194,515	—
Temporary Cash Investments	—	341,542,023	—
Total Value of Investment Securities	—	$6,506,170,318	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(3,613,606)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in

34

foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of September 30, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $1,601,356 in unrealized gain on forward foreign currency exchange contracts and a liability of $5,214,962 in unrealized loss on forward foreign currency exchange contracts. For the six months ended September 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $321,325 in net realized gain (loss) on foreign currency transactions and $(400,644) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,165,936,025
Gross tax appreciation of investments	$341,837,496
Gross tax depreciation of investments	(1,603,203)
Net tax appreciation (depreciation) of investments	$340,234,293

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$11.01	0.13	0.31	0.44	(0.15)	—	(0.15)	$11.30	3.98%	0.60	%(4)	0.60	%(4)	2.27	%(4)	2.27	%(4)	47%	$1,941,408
2012	$10.70	0.33	0.51	0.84	(0.39)	(0.14)	(0.53)	$11.01	8.02%	0.61%		0.61%		2.95%		2.95%		91%	$1,733,194
2011	$10.64	0.34	0.17	0.51	(0.36)	(0.09)	(0.45)	$10.70	4.89%	0.60%		0.61%		3.13%		3.12%		65%	$2,510,294
2010	$10.29	0.37	0.39	0.76	(0.38)	(0.03)	(0.41)	$10.64	7.44%	0.58%		0.61%		3.47%		3.44%		79%	$1,850,363
2009	$10.48	0.41	(0.02)	0.39	(0.46)	(0.12)	(0.58)	$10.29	4.02%	0.62%		0.62%		3.95%		3.95%		198%	$806,163
2008	$10.02	0.46	0.45	0.91	(0.45)	—	(0.45)	$10.48	9.38%	0.62%		0.62%		4.53%		4.53%		250%	$515,184
Institutional Class
2012(3)	$11.01	0.14	0.31	0.45	(0.16)	—	(0.16)	$11.30	4.09%	0.40	%(4)	0.40	%(4)	2.47	%(4)	2.47	%(4)	47%	$3,243,900
2012	$10.70	0.34	0.52	0.86	(0.41)	(0.14)	(0.55)	$11.01	8.23%	0.41%		0.41%		3.15%		3.15%		91%	$2,694,616
2011	$10.64	0.36	0.17	0.53	(0.38)	(0.09)	(0.47)	$10.70	5.09%	0.40%		0.41%		3.33%		3.32%		65%	$1,422,399
2010	$10.29	0.39	0.39	0.78	(0.40)	(0.03)	(0.43)	$10.64	7.66%	0.38%		0.41%		3.67%		3.64%		79%	$911,584
2009	$10.48	0.43	(0.02)	0.41	(0.48)	(0.12)	(0.60)	$10.29	4.22%	0.42%		0.42%		4.15%		4.15%		198%	$294,827
2008	$10.02	0.48	0.45	0.93	(0.47)	—	(0.47)	$10.48	9.60%	0.42%		0.42%		4.73%		4.73%		250%	$186,031

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$11.01	0.11	0.31	0.42	(0.13)	—	(0.13)	$11.30	3.85%	0.85	%(4)	0.85	%(4)	2.02	%(4)	2.02	%(4)	47%	$711,638
2012	$10.71	0.30	0.50	0.80	(0.36)	(0.14)	(0.50)	$11.01	7.65%	0.86%		0.86%		2.70%		2.70%		91%	$675,514
2011	$10.64	0.31	0.19	0.50	(0.34)	(0.09)	(0.43)	$10.71	4.72%	0.85%		0.86%		2.88%		2.87%		65%	$640,980
2010	$10.29	0.34	0.39	0.73	(0.35)	(0.03)	(0.38)	$10.64	7.18%	0.83%		0.86%		3.22%		3.19%		79%	$711,445
2009	$10.48	0.35	0.02	0.37	(0.44)	(0.12)	(0.56)	$10.29	3.76%	0.87%		0.87%		3.70%		3.70%		198%	$394,278
2008	$10.02	0.44	0.45	0.89	(0.43)	—	(0.43)	$10.48	9.11%	0.87%		0.87%		4.28%		4.28%		250%	$23,020
B Class
2012(3)	$11.00	0.07	0.32	0.39	(0.09)	—	(0.09)	$11.30	3.47%	1.60	%(4)	1.60	%(4)	1.27	%(4)	1.27	%(4)	47%	$11,512
2012	$10.70	0.21	0.51	0.72	(0.28)	(0.14)	(0.42)	$11.00	6.94%	1.61%		1.61%		1.95%		1.95%		91%	$11,928
2011	$10.64	0.23	0.17	0.40	(0.25)	(0.09)	(0.34)	$10.70	3.85%	1.60%		1.61%		2.13%		2.12%		65%	$13,643
2010	$10.29	0.26	0.39	0.65	(0.27)	(0.03)	(0.30)	$10.64	6.38%	1.58%		1.61%		2.47%		2.44%		79%	$16,393
2009	$10.48	0.28	0.01	0.29	(0.36)	(0.12)	(0.48)	$10.29	2.98%	1.62%		1.62%		2.95%		2.95%		198%	$8,045
2008	$10.02	0.36	0.45	0.81	(0.35)	—	(0.35)	$10.48	8.30%	1.62%		1.62%		3.53%		3.53%		250%	$1,105
C Class
2012(3)	$11.01	0.07	0.31	0.38	(0.09)	—	(0.09)	$11.30	3.47%	1.60	%(4)	1.60	%(4)	1.27	%(4)	1.27	%(4)	47%	$182,722
2012	$10.70	0.22	0.51	0.73	(0.28)	(0.14)	(0.42)	$11.01	6.94%	1.61%		1.61%		1.95%		1.95%		91%	$172,879
2011	$10.64	0.23	0.17	0.40	(0.25)	(0.09)	(0.34)	$10.70	3.85%	1.60%		1.61%		2.13%		2.12%		65%	$163,760
2010	$10.29	0.26	0.39	0.65	(0.27)	(0.03)	(0.30)	$10.64	6.38%	1.58%		1.61%		2.47%		2.44%		79%	$187,027
2009	$10.48	0.27	0.02	0.29	(0.36)	(0.12)	(0.48)	$10.29	2.99%	1.62%		1.62%		2.95%		2.95%		198%	$82,026
2008	$10.02	0.36	0.45	0.81	(0.35)	—	(0.35)	$10.48	8.30%	1.62%		1.62%		3.53%		3.53%		250%	$5,016

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012(3)	$11.01	0.10	0.31	0.41	(0.12)	—	(0.12)	$11.30	3.73%	1.10	%(4)	1.10	%(4)	1.77	%(4)	1.77	%(4)	47%	$32,229
2012	$10.71	0.27	0.51	0.78	(0.34)	(0.14)	(0.48)	$11.01	7.38%	1.11%		1.11%		2.45%		2.45%		91%	$31,886
2011	$10.64	0.29	0.18	0.47	(0.31)	(0.09)	(0.40)	$10.71	4.46%	1.10%		1.11%		2.63%		2.62%		65%	$26,787
2010	$10.29	0.31	0.39	0.70	(0.32)	(0.03)	(0.35)	$10.64	6.91%	1.08%		1.11%		2.97%		2.94%		79%	$14,516
2009	$10.48	0.30	0.04	0.34	(0.41)	(0.12)	(0.53)	$10.29	3.50%	1.12%		1.12%		3.45%		3.45%		198%	$4,301
2008	$10.02	0.41	0.45	0.86	(0.40)	—	(0.40)	$10.48	8.84%	1.12%		1.12%		4.03%		4.03%		250%	$31

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

38

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

39

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

40

process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

41

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

42

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

43

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76706   1211

SEMIANNUAL REPORT                     SEPTEMBER 30, 2012

Core Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	27
Statement of Operations	28
Statement of Changes in Net Assets	29
Notes to Financial Statements	30
Financial Highlights	37
Approval of Management Agreement	40
Additional Information	45

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACCNX	4.07%	7.06%	7.66%	7.17%	11/30/06
Barclays U.S. Aggregate Bond Index	—	3.68%	5.16%	6.53%	6.15%	—
Institutional Class	ACCUX	4.27%	7.28%	7.88%	7.39%	11/30/06
A Class No sales charge* With sales charge*	ACCQX	3.94% -0.73%	6.80% 1.98%	7.40% 6.41%	6.91% 6.07%	11/30/06
C Class No sales charge* With sales charge*	ACCKX	3.65% 2.65%	6.00% 6.00%	6.60% 6.60%	6.11% 6.11%	11/30/06
R Class	ACCPX	3.90%	6.53%	7.13%	6.64%	11/30/06

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.66%	0.46%	0.91%	1.66%	1.16%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

SEPTEMBER 30, 2012
Portfolio at a Glance
Average Duration (effective)	4.8 years
Weighted Average Life	6.1 years

30-Day SEC Yields
Investor Class	1.56%
Institutional Class	1.75%
A Class	1.25%
C Class	0.57%
R Class	1.06%

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	30.9%
Corporate Bonds	30.2%
U.S. Treasury Securities	28.5%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	3.9%
Sovereign Governments and Agencies	2.0%
Municipal Securities	1.5%
U.S. Government Agency Securities	0.2%
Asset-Backed Securities	0.1%
Temporary Cash Investments	4.5%
Other Assets and Liabilities	(7.2)%*

*Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 - 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,040.70	$3.33	0.65%
Institutional Class	$1,000	$1,042.70	$2.30	0.45%
A Class	$1,000	$1,039.40	$4.60	0.90%
C Class	$1,000	$1,036.50	$8.42	1.65%
R Class	$1,000	$1,039.00	$5.88	1.15%
Hypothetical
Investor Class	$1,000	$1,021.81	$3.29	0.65%
Institutional Class	$1,000	$1,022.81	$2.28	0.45%
A Class	$1,000	$1,020.56	$4.56	0.90%
C Class	$1,000	$1,016.80	$8.34	1.65%
R Class	$1,000	$1,019.30	$5.82	1.15%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(1) — 30.9%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.6%
FHLMC, VRN, 2.58%, 10/15/12	$311,949	$326,564
FHLMC, VRN, 2.91%, 10/15/12	381,951	404,528
FHLMC, VRN, 3.28%, 10/15/12	321,547	338,413
FHLMC, VRN, 4.03%, 10/15/12	639,998	682,881
FHLMC, VRN, 6.16%, 10/15/12	445,094	483,996
FNMA, VRN, 2.73%, 10/25/12	734,162	770,408
FNMA, VRN, 3.35%, 10/25/12	312,261	329,922
FNMA, VRN, 3.90%, 10/25/12	506,004	538,903
FNMA, VRN, 3.91%, 10/25/12	655,470	698,599
		4,574,214
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 29.3%
FHLMC, 4.50%, 6/1/21	95,029	102,272
FHLMC, 5.50%, 1/1/38	76,524	83,621
FHLMC, 5.50%, 4/1/38	390,687	426,189
FHLMC, 4.00%, 4/1/41	1,590,628	1,768,810
FHLMC, 6.50%, 7/1/47	2,247	2,501
FNMA, 3.50%, 11/14/12(2)	4,500,000	4,812,890
FNMA, 4.00%, 11/14/12(2)	4,000,000	4,305,000
FNMA, 4.50%, 11/14/12(2)	2,000,000	2,162,812
FNMA, 5.00%, 11/14/12(2)	5,500,000	5,995,001
FNMA, 5.00%, 7/1/20	173,450	189,211
FNMA, 5.00%, 7/1/31	1,479,100	1,615,818
FNMA, 4.50%, 10/1/33	1,030,830	1,120,924
FNMA, 5.00%, 11/1/33	2,114,419	2,323,077
FNMA, 6.00%, 12/1/33	1,375,559	1,557,729
FNMA, 5.50%, 4/1/34	537,259	596,303
FNMA, 5.50%, 4/1/34	1,703,087	1,890,256
FNMA, 5.00%, 8/1/34	281,017	307,406
FNMA, 5.50%, 8/1/34	606,754	670,023
FNMA, 5.00%, 4/1/35	1,430,630	1,563,091
FNMA, 5.00%, 8/1/35	107,964	118,163
FNMA, 4.50%, 9/1/35	131,759	142,801
FNMA, 5.50%, 7/1/36	123,333	135,423
FNMA, 5.50%, 12/1/36	242,532	266,306
FNMA, 6.00%, 7/1/37	425,156	478,139
FNMA, 6.00%, 8/1/37	365,237	410,753
FNMA, 6.50%, 8/1/37	29,613	33,136
FNMA, 6.00%, 9/1/37	579,950	642,256
FNMA, 6.00%, 11/1/37	546,133	614,193
FNMA, 5.00%, 3/1/38	679,760	741,423
FNMA, 6.50%, 9/1/38	619,747	707,922
FNMA, 5.50%, 1/1/39	1,077,115	1,181,352
FNMA, 5.00%, 2/1/39	1,470,340	1,604,116
FNMA, 4.50%, 4/1/39	299,968	337,762
FNMA, 4.50%, 5/1/39	741,645	814,010
FNMA, 6.50%, 5/1/39	31,844	36,268
FNMA, 4.50%, 6/1/39	1,762,998	1,966,392
FNMA, 4.50%, 10/1/39	1,025,971	1,155,236
FNMA, 4.00%, 10/1/40	924,160	1,029,015
FNMA, 4.50%, 11/1/40	877,155	975,610
FNMA, 4.00%, 12/1/40	1,040,058	1,139,536
FNMA, 4.00%, 5/1/41	1,830,400	1,975,157
FNMA, 4.50%, 7/1/41	1,753,074	1,935,054
FNMA, 4.00%, 8/1/41	1,336,274	1,473,271
FNMA, 4.00%, 9/1/41	1,855,934	2,040,409
FNMA, 4.50%, 9/1/41	1,102,592	1,217,047
FNMA, 3.50%, 10/1/41	1,599,141	1,716,649
FNMA, 4.00%, 12/1/41	946,551	1,040,636
FNMA, 4.00%, 1/1/42	740,691	809,684
FNMA, 4.00%, 1/1/42	1,136,891	1,227,157
FNMA, 3.50%, 5/1/42	981,909	1,056,823
FNMA, 3.50%, 9/1/42	1,000,000	1,076,295
FNMA, 6.50%, 6/1/47	5,611	6,245
FNMA, 6.50%, 8/1/47	10,509	11,697
FNMA, 6.50%, 8/1/47	10,615	11,815
FNMA, 6.50%, 9/1/47	23,949	26,656
FNMA, 6.50%, 9/1/47	848	943
FNMA, 6.50%, 9/1/47	9,560	10,641
FNMA, 6.50%, 9/1/47	6,605	7,351
FNMA, 6.50%, 9/1/47	6,620	7,369
GNMA, 4.00%, 10/18/12(2)	2,500,000	2,757,031
GNMA, 5.50%, 12/15/32	386,460	433,094
GNMA, 6.00%, 9/20/38	223,151	252,340
GNMA, 5.50%, 12/20/38	583,546	651,032
GNMA, 4.50%, 6/15/39	1,761,624	1,951,982
GNMA, 4.50%, 1/15/40	1,173,639	1,297,526
GNMA, 5.00%, 2/20/40	1,142,097	1,273,143
GNMA, 4.50%, 4/15/40	1,006,813	1,115,608
GNMA, 4.00%, 11/20/40	2,308,543	2,550,116
GNMA, 4.00%, 2/15/41	1,870,623	2,067,749
GNMA, 4.50%, 7/20/41	3,205,262	3,547,799
GNMA, 3.50%, 6/20/42	3,470,306	3,802,309
GNMA, 3.50%, 7/20/42	2,239,194	2,453,417
		85,826,791
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $87,747,360)		90,401,005

	Principal Amount	Value
Corporate Bonds — 30.2%
AEROSPACE AND DEFENSE — 0.5%
L-3 Communications Corp., 5.20%, 10/15/19	$50,000	$56,391
L-3 Communications Corp., 4.75%, 7/15/20	100,000	110,607
Lockheed Martin Corp., 7.65%, 5/1/16	50,000	60,648
Lockheed Martin Corp., 4.25%, 11/15/19	210,000	238,079
Northrop Grumman Corp., 3.70%, 8/1/14	30,000	31,654
Raytheon Co., 4.40%, 2/15/20	80,000	92,857
Triumph Group, Inc., 8.00%, 11/15/17	50,000	54,750
United Technologies Corp., 6.125%, 2/1/19	80,000	100,228
United Technologies Corp., 3.10%, 6/1/22	70,000	74,769
United Technologies Corp., 6.05%, 6/1/36	95,000	128,106
United Technologies Corp., 5.70%, 4/15/40	210,000	274,180
United Technologies Corp., 4.50%, 6/1/42	170,000	191,611
		1,413,880
AUTO COMPONENTS†
TRW Automotive, Inc., 8.875%, 12/1/17(3)	50,000	55,375
AUTOMOBILES — 1.0%
American Honda Finance Corp., 2.375%, 3/18/13(3)	150,000	151,325
American Honda Finance Corp., 2.50%, 9/21/15(3)	190,000	197,556
American Honda Finance Corp., 1.50%, 9/11/17(3)	100,000	100,561
Daimler Finance North America LLC, 1.30%, 7/31/15(3)	220,000	221,019
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	180,000	188,005
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	90,000	98,601
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	200,000	218,898
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	260,000	294,731
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)	60,000	60,432
Toyota Motor Credit Corp., 1.25%, 11/17/14	1,000,000	1,015,577
Volkswagen International Finance NV, 1.625%, 3/22/15(3)	300,000	305,145
		2,851,850
BEVERAGES — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	100,000	110,070
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	481,000	651,689
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	200,000	248,766
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	160,000	161,343
Coca-Cola Co. (The), 1.80%, 9/1/16	130,000	135,600
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	120,000	127,217
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	110,000	114,673
PepsiCo, Inc., 3.00%, 8/25/21	120,000	127,625
PepsiCo, Inc., 4.875%, 11/1/40	50,000	59,880
PepsiCo, Inc., 3.60%, 8/13/42	130,000	128,516
Pernod-Ricard SA, 2.95%, 1/15/17(3)	160,000	167,130
Pernod-Ricard SA, 4.45%, 1/15/22(3)	100,000	110,483
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	400,000	418,896
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	200,000	217,667
		2,779,555
BIOTECHNOLOGY — 0.4%
Amgen, Inc., 2.125%, 5/15/17	320,000	330,887
Amgen, Inc., 5.85%, 6/1/17	90,000	107,595
Amgen, Inc., 3.625%, 5/15/22	200,000	211,331
Celgene Corp., 3.25%, 8/15/22	150,000	151,781
Gilead Sciences, Inc., 4.40%, 12/1/21	270,000	307,537
		1,109,131

Principal Amount	Value
BUILDING PRODUCTS — 0.2%
Masco Corp., 6.125%, 10/3/16	$200,000	$220,364
Masco Corp., 5.95%, 3/15/22	250,000	274,438
		494,802
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	100,000	118,111
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	343,000	412,947
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	170,000	180,657
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	240,000	255,271
Jefferies Group, Inc., 5.125%, 4/13/18	80,000	81,600
		1,048,586
CHEMICALS — 0.7%
Ashland, Inc., 4.75%, 8/15/22(3)	200,000	205,500
CF Industries, Inc., 6.875%, 5/1/18	200,000	243,750
CF Industries, Inc., 7.125%, 5/1/20	120,000	150,900
Dow Chemical Co. (The), 5.90%, 2/15/15	180,000	200,652
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	62,632
Eastman Chemical Co., 3.60%, 8/15/22	180,000	190,045
Ecolab, Inc., 3.00%, 12/8/16	90,000	96,883
Ecolab, Inc., 4.35%, 12/8/21	300,000	341,074
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	50,000	51,625
Ineos Finance plc, 8.375%, 2/15/19(3)	300,000	316,875
PPG Industries, Inc., 2.70%, 8/15/22	60,000	60,315
		1,920,251
COMMERCIAL BANKS — 1.5%
Bank of America N.A., 5.30%, 3/15/17	100,000	111,178
Bank of Nova Scotia, 2.55%, 1/12/17	180,000	190,698
BB&T Corp., 5.70%, 4/30/14	20,000	21,560
BB&T Corp., 3.20%, 3/15/16	130,000	139,758
Capital One Financial Corp., 2.15%, 3/23/15	130,000	133,375
Capital One Financial Corp., 4.75%, 7/15/21	160,000	182,016
Fifth Third Bancorp, 6.25%, 5/1/13	120,000	123,901
HSBC Bank plc, 3.50%, 6/28/15(3)	110,000	116,779
ING Bank NV, 2.00%, 9/25/15(3)	200,000	200,443
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	287,777
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	140,000	150,619
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	380,000	398,821
PNC Funding Corp., 3.625%, 2/8/15	60,000	63,784
PNC Funding Corp., 4.375%, 8/11/20	50,000	57,150
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	460,000	495,918
SunTrust Banks, Inc., 3.60%, 4/15/16	33,000	35,291
Toronto-Dominion Bank (The), 2.50%, 7/14/16	80,000	84,679
Toronto-Dominion Bank (The), 2.375%, 10/19/16	280,000	294,858
U.S. Bancorp., 3.44%, 2/1/16	90,000	94,578
U.S. Bancorp., MTN, 3.00%, 3/15/22	200,000	209,859
U.S. Bancorp., MTN, 2.95%, 7/15/22	70,000	70,832
Wachovia Bank N.A., 4.80%, 11/1/14	34,000	36,583
Wells Fargo & Co., 3.68%, 3/15/13	100,000	108,966
Wells Fargo & Co., 1.50%, 7/1/15	120,000	122,101
Wells Fargo & Co., 2.10%, 5/8/17	330,000	341,862
Wells Fargo & Co., 5.625%, 12/11/17	100,000	120,228
Wells Fargo & Co., MTN, 3.50%, 3/8/22	280,000	299,282
		4,492,896
COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Corrections Corp. of America, 7.75%, 6/1/17	200,000	215,500
Republic Services, Inc., 3.80%, 5/15/18	40,000	44,545
Republic Services, Inc., 5.50%, 9/15/19	90,000	106,754

Principal Amount	Value
Republic Services, Inc., 3.55%, 6/1/22	$100,000	$105,362
Waste Management, Inc., 2.60%, 9/1/16	390,000	409,850
Waste Management, Inc., 4.75%, 6/30/20	70,000	80,442
Waste Management, Inc., 6.125%, 11/30/39	40,000	50,623
		1,013,076
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	105,000	139,750
Viasat, Inc., 8.875%, 9/15/16	50,000	53,875
		193,625
COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	400,000	401,812
CONSTRUCTION MATERIALS — 0.1%
Covanta Holding Corp., 7.25%, 12/1/20	200,000	222,790
CONSUMER FINANCE — 0.5%
American Express Centurion Bank, 6.00%, 9/13/17	350,000	425,119
American Express Credit Corp., 2.80%, 9/19/16	30,000	31,933
American Express Credit Corp., MTN, 2.75%, 9/15/15	180,000	189,764
American Express Credit Corp., MTN, 2.375%, 3/24/17	140,000	147,447
Credit Suisse (New York), 5.50%, 5/1/14	100,000	106,845
John Deere Capital Corp., MTN, 3.15%, 10/15/21	100,000	106,905
PNC Bank N.A., 6.00%, 12/7/17	130,000	155,579
SLM Corp., 6.25%, 1/25/16	70,000	76,300
SLM Corp., MTN, 5.00%, 10/1/13	120,000	124,950
		1,364,842
CONTAINERS AND PACKAGING — 0.3%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(3)	430,000	463,325
Ball Corp., 7.125%, 9/1/16	200,000	217,500
Ball Corp., 6.75%, 9/15/20	150,000	165,750
		846,575
DIVERSIFIED FINANCIAL SERVICES — 4.0%
Ally Financial, Inc., 8.30%, 2/12/15	240,000	266,400
Bank of America Corp., 4.50%, 4/1/15	620,000	664,535
Bank of America Corp., 3.75%, 7/12/16	160,000	169,936
Bank of America Corp., 6.50%, 8/1/16	60,000	69,462
Bank of America Corp., 5.75%, 12/1/17	230,000	264,988
Bank of America Corp., 5.625%, 7/1/20	250,000	285,587
Bank of America Corp., 5.70%, 1/24/22	220,000	258,940
Bank of America Corp., 5.875%, 2/7/42	110,000	129,221
Citigroup, Inc., 6.01%, 1/15/15	300,000	328,954
Citigroup, Inc., 4.75%, 5/19/15	230,000	247,746
Citigroup, Inc., 4.45%, 1/10/17	700,000	769,768
Citigroup, Inc., 6.125%, 5/15/18	270,000	320,065
Citigroup, Inc., 4.50%, 1/14/22	260,000	286,088
Deutsche Bank AG (London), 3.875%, 8/18/14	70,000	73,580
General Electric Capital Corp., 3.75%, 11/14/14	270,000	286,362
General Electric Capital Corp., 2.25%, 11/9/15	180,000	186,554
General Electric Capital Corp., 5.625%, 9/15/17	50,000	58,961
General Electric Capital Corp., 4.375%, 9/16/20	320,000	353,568
General Electric Capital Corp., 5.30%, 2/11/21	160,000	183,964
General Electric Capital Corp., MTN, 2.30%, 4/27/17	150,000	154,391
General Electric Capital Corp., MTN, 6.00%, 8/7/19	720,000	877,144
General Electric Capital Corp., MTN, 4.65%, 10/17/21	250,000	280,780
General Electric Capital Corp., MTN, 5.875%, 1/14/38	100,000	119,724
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	170,000	182,890
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	30,000	31,237
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	110,000	116,100
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	550,000	580,739
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	230,000	257,119

Principal Amount	Value
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	$540,000	$623,296
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	60,000	69,745
HSBC Holdings plc, 5.10%, 4/5/21	250,000	289,378
HSBC Holdings plc, 6.80%, 6/1/38	40,000	49,053
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	50,000	52,375
JPMorgan Chase & Co., 6.00%, 1/15/18	400,000	477,568
JPMorgan Chase & Co., 4.95%, 3/25/20	200,000	228,843
JPMorgan Chase & Co., 4.25%, 10/15/20	170,000	186,097
JPMorgan Chase & Co., 4.625%, 5/10/21	180,000	201,608
Morgan Stanley, 6.00%, 4/28/15	300,000	325,320
Morgan Stanley, 6.625%, 4/1/18	180,000	207,099
Morgan Stanley, 5.625%, 9/23/19	100,000	109,426
Morgan Stanley, 5.50%, 7/24/20	100,000	108,164
Morgan Stanley, 5.50%, 7/28/21	150,000	164,482
Syngenta Finance NV, 3.125%, 3/28/22	100,000	105,292
UBS AG, 7.625%, 8/17/22	400,000	419,038
UBS AG (Stamford Branch), 5.875%, 12/20/17	350,000	414,878
		11,836,465
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc., 5.10%, 9/15/14	30,000	32,637
AT&T, Inc., 3.875%, 8/15/21	480,000	544,477
AT&T, Inc., 3.00%, 2/15/22	250,000	264,905
AT&T, Inc., 6.55%, 2/15/39	180,000	245,153
AT&T, Inc., 5.55%, 8/15/41	160,000	200,212
British Telecommunications plc, 5.95%, 1/15/18	300,000	359,756
CenturyLink, Inc., 6.15%, 9/15/19	100,000	112,228
CenturyLink, Inc., 5.80%, 3/15/22	20,000	21,808
CenturyLink, Inc., Series P, 7.60%, 9/15/39	50,000	53,087
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	110,000	112,653
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	200,000	251,416
France Telecom SA, 4.375%, 7/8/14	80,000	84,692
Frontier Communications Corp., 6.25%, 1/15/13	200,000	203,000
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	33,225
Telefonica Emisiones SAU, 5.88%, 7/15/19	80,000	80,600
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	98,250
Verizon Communications, Inc., 6.10%, 4/15/18	100,000	125,170
Verizon Communications, Inc., 8.75%, 11/1/18	110,000	153,809
Verizon Communications, Inc., 4.60%, 4/1/21	100,000	118,852
Verizon Communications, Inc., 3.50%, 11/1/21	100,000	110,565
Verizon Communications, Inc., 7.35%, 4/1/39	110,000	165,472
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	69,362
Virgin Media Finance plc, 9.50%, 8/15/16	42,000	46,725
Virgin Media Finance plc, 8.375%, 10/15/19	200,000	228,500
Windstream Corp., 7.875%, 11/1/17	40,000	44,900
		3,761,454
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	150,000	174,000
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15	180,000	188,102
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	197,625
Jabil Circuit, Inc., 5.625%, 12/15/20	60,000	64,500
Jabil Circuit, Inc., 4.70%, 9/15/22	160,000	160,000
		610,227
ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16	70,000	74,757
Noble Holding International Ltd., 3.95%, 3/15/22	50,000	52,582
Pride International, Inc., 6.875%, 8/15/20	100,000	126,817

Principal Amount	Value
Transocean, Inc., 2.50%, 10/15/17	$100,000	$100,696
Transocean, Inc., 6.50%, 11/15/20	80,000	95,708
Transocean, Inc., 6.375%, 12/15/21	60,000	71,954
Weatherford International Ltd., 9.625%, 3/1/19	100,000	130,346
		652,860
FOOD AND STAPLES RETAILING — 0.7%
CVS Caremark Corp., 6.60%, 3/15/19	350,000	447,967
Delhaize Group SA, 5.875%, 2/1/14	80,000	84,081
Delhaize Group SA, 6.50%, 6/15/17	100,000	111,779
Dollar General Corp., 4.125%, 7/15/17	100,000	105,000
Kroger Co. (The), 6.40%, 8/15/17	100,000	121,173
Safeway, Inc., 4.75%, 12/1/21	120,000	122,596
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	75,000	81,094
Target Corp., 4.00%, 7/1/42	80,000	82,355
Wal-Mart Stores, Inc., 5.875%, 4/5/27	95,000	128,826
Wal-Mart Stores, Inc., 4.875%, 7/8/40	90,000	108,372
Wal-Mart Stores, Inc., 5.625%, 4/15/41	280,000	375,521
Walgreen Co., 1.00%, 3/13/15	250,000	251,129
Walgreen Co., 1.80%, 9/15/17	100,000	101,272
		2,121,165
FOOD PRODUCTS — 0.7%
General Mills, Inc., 5.25%, 8/15/13	160,000	166,676
General Mills, Inc., 3.15%, 12/15/21	350,000	365,026
HJ Heinz Co., 2.00%, 9/12/16	150,000	155,890
Kellogg Co., 4.45%, 5/30/16	70,000	78,406
Kraft Foods Group, Inc., 5.375%, 2/10/20(3)	41,000	48,813
Kraft Foods, Inc., 6.125%, 2/1/18	8,000	9,781
Kraft Foods, Inc., 6.125%, 8/23/18(3)	22,000	26,987
Kraft Foods, Inc., 5.375%, 2/10/20	138,000	166,769
Kraft Foods, Inc., 6.50%, 2/9/40	140,000	190,560
Kraft Foods, Inc., 5.00%, 6/4/42(3)	110,000	123,370
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	207,396
TreeHouse Foods, Inc., 7.75%, 3/1/18	325,000	355,875
Tyson Foods, Inc., 6.85%, 4/1/16	100,000	115,250
Tyson Foods, Inc., 4.50%, 6/15/22	160,000	168,400
		2,179,199
GAS UTILITIES — 1.3%
El Paso Corp., 6.875%, 6/15/14	50,000	54,183
El Paso Corp., 7.25%, 6/1/18	120,000	138,816
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	200,000	213,576
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	160,000	190,648
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	72,911
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	80,167
Enbridge Energy Partners LP, 5.50%, 9/15/40	80,000	90,670
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	162,299
Enterprise Products Operating LLC, 3.70%, 6/1/15	70,000	74,887
Enterprise Products Operating LLC, 6.30%, 9/15/17	230,000	280,120
Enterprise Products Operating LLC, 5.95%, 2/1/41	190,000	225,856
Enterprise Products Operating LLC, 4.45%, 2/15/43	150,000	149,175
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	200,000	251,614
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	70,070
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	180,000	193,797
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	157,939
Magellan Midstream Partners LP, 6.55%, 7/15/19	170,000	209,614

Principal Amount	Value
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	$225,000	$244,688
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	40,000	43,491
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	50,000	67,332
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	240,000	255,355
TransCanada PipeLines Ltd., 2.50%, 8/1/22	270,000	273,793
Williams Partners LP, 4.125%, 11/15/20	280,000	304,450
Williams Partners LP, 3.35%, 8/15/22	130,000	133,198
		3,938,649
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Biomet, Inc., 6.50%, 8/1/20(3)	100,000	103,875
Covidien International Finance SA, 1.875%, 6/15/13	100,000	100,995
Covidien International Finance SA, 3.20%, 6/15/22	70,000	74,140
		279,010
HEALTH CARE PROVIDERS AND SERVICES — 1.0%
DaVita, Inc., 5.75%, 8/15/22	400,000	418,000
Express Scripts, Inc., 2.65%, 2/15/17(3)	430,000	451,157
Express Scripts, Inc., 7.25%, 6/15/19	320,000	413,011
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(3)	300,000	321,750
HCA, Inc., 7.875%, 2/15/20	140,000	158,025
HCA, Inc., 7.69%, 6/15/25	50,000	51,000
Mayo Clinic Rochester, 3.77%, 11/15/43	85,000	85,754
Medco Health Solutions, Inc., 6.125%, 3/15/13	150,000	153,697
NYU Hospitals Center, 4.43%, 7/1/42	100,000	102,046
Universal Health Services, Inc., 7.125%, 6/30/16	200,000	228,500
Universal Health Services, Inc., 7.00%, 10/1/18	150,000	163,312
WellPoint, Inc., 3.125%, 5/15/22	110,000	110,052
WellPoint, Inc., 3.30%, 1/15/23	150,000	152,084
WellPoint, Inc., 5.80%, 8/15/40	50,000	58,208
		2,866,596
HOTELS, RESTAURANTS AND LEISURE — 0.3%
International Game Technology, 5.50%, 6/15/20	50,000	54,790
McDonald’s Corp., 5.35%, 3/1/18	280,000	341,324
MGM Resorts International, 9.00%, 3/15/20	150,000	168,187
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	50,000	55,437
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15	39,000	41,079
Wyndham Worldwide Corp., 6.00%, 12/1/16	1,000	1,128
Wyndham Worldwide Corp., 2.95%, 3/1/17	150,000	151,448
Yum! Brands, Inc., 3.75%, 11/1/21	40,000	43,111
		856,504
HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.875%, 11/15/12	50,000	50,264
Toll Brothers Finance Corp., 6.75%, 11/1/19	90,000	103,126
		153,390
HOUSEHOLD PRODUCTS — 0.1%
Clorox Co. (The), 3.05%, 9/15/22	90,000	91,985
Jarden Corp., 8.00%, 5/1/16	200,000	214,500
		306,485
INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 7.50%, 3/15/18(3)	100,000	113,750
Bombardier, Inc., 5.75%, 3/15/22(3)	50,000	51,500
General Electric Co., 5.00%, 2/1/13	150,000	152,298
General Electric Co., 5.25%, 12/6/17	220,000	260,661
SPX Corp., 7.625%, 12/15/14	50,000	55,250
		633,459
INSURANCE — 1.3%
Allstate Corp. (The), 7.45%, 5/16/19	120,000	157,319
Allstate Corp. (The), 5.20%, 1/15/42	180,000	216,951

Principal Amount	Value
American International Group, Inc., 3.65%, 1/15/14	$50,000	$51,504
American International Group, Inc., 5.85%, 1/16/18	582,000	676,799
American International Group, Inc., 4.875%, 6/1/22	130,000	146,826
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	130,000	148,395
Berkshire Hathaway, Inc., 3.75%, 8/15/21	40,000	43,957
Berkshire Hathaway, Inc., 3.00%, 5/15/22	200,000	207,820
CNA Financial Corp., 5.875%, 8/15/20	50,000	58,480
CNA Financial Corp., 5.75%, 8/15/21	40,000	46,612
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(3)	230,000	253,575
Genworth Financial, Inc., 7.20%, 2/15/21	50,000	51,205
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	60,000	66,665
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	80,000	92,823
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	130,000	146,334
International Lease Finance Corp., 4.875%, 4/1/15	100,000	104,316
International Lease Finance Corp., 5.75%, 5/15/16	70,000	74,579
International Lease Finance Corp., 8.75%, 3/15/17	50,000	58,750
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)	61,000	64,605
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	70,000	73,376
Lincoln National Corp., 6.25%, 2/15/20	160,000	188,813
MetLife, Inc., 6.75%, 6/1/16	100,000	119,811
MetLife, Inc., 1.76%, 12/15/17	110,000	110,927
MetLife, Inc., 4.125%, 8/13/42	110,000	108,913
Principal Financial Group, Inc., 3.30%, 9/15/22	80,000	81,092
Prudential Financial, Inc., 7.375%, 6/15/19	115,000	145,653
Prudential Financial, Inc., 5.375%, 6/21/20	80,000	92,646
Prudential Financial, Inc., 5.625%, 5/12/41	90,000	101,740
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	150,000	150,982
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	50,527
		3,891,995
IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	125,000	137,500
Fidelity National Information Services, Inc., 5.00%, 3/15/22	140,000	145,250
International Business Machines Corp., 1.95%, 7/22/16	400,000	418,237
		700,987
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	80,000	81,450
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	250,000	268,071
		349,521
MACHINERY — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	227,737
Deere & Co., 5.375%, 10/16/29	130,000	167,248
Deere & Co., 3.90%, 6/9/42	150,000	156,059
		551,044
MEDIA — 2.3%
CBS Corp., 1.95%, 7/1/17	50,000	51,323
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	235,000	257,325
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	101,000
Comcast Corp., 5.90%, 3/15/16	200,000	232,618
Comcast Corp., 6.50%, 11/15/35	120,000	155,639
Comcast Corp., 6.40%, 5/15/38	80,000	102,926
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	120,000	128,763
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	380,000	402,699
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	190,000	213,268

Principal Amount	Value
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.80%, 3/15/22	$150,000	$154,702
Discovery Communications LLC, 5.625%, 8/15/19	200,000	241,743
DISH DBS Corp., 7.00%, 10/1/13	100,000	105,250
DISH DBS Corp., 7.125%, 2/1/16	260,000	288,600
DISH DBS Corp., 6.75%, 6/1/21	30,000	32,850
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	150,000	167,437
Lamar Media Corp., 9.75%, 4/1/14	90,000	101,250
Lamar Media Corp., 7.875%, 4/15/18	50,000	55,500
NBCUniversal Media LLC, 5.15%, 4/30/20	180,000	213,698
NBCUniversal Media LLC, 4.375%, 4/1/21	610,000	693,094
NBCUniversal Media LLC, 2.875%, 1/15/23	200,000	199,634
News America, Inc., 3.00%, 9/15/22(3)	150,000	151,689
News America, Inc., 6.90%, 8/15/39	220,000	286,791
Omnicom Group, Inc., 3.625%, 5/1/22	100,000	105,860
Qwest Corp., 7.50%, 10/1/14	80,000	89,294
Salem Communications Corp., 9.625%, 12/15/16	56,000	62,580
SBA Telecommunications, Inc., 8.25%, 8/15/19	65,000	72,962
Sinclair Television Group, Inc., 9.25%, 11/1/17(3)	50,000	55,625
Sirius XM Radio, Inc., 8.75%, 4/1/15(3)	100,000	114,250
Sirius XM Radio, Inc., 5.25%, 8/15/22(3)	100,000	100,000
Time Warner Cable, Inc., 6.75%, 7/1/18	380,000	478,607
Time Warner Cable, Inc., 4.50%, 9/15/42	130,000	130,348
Time Warner, Inc., 3.15%, 7/15/15	140,000	149,505
Time Warner, Inc., 3.40%, 6/15/22	70,000	74,100
Time Warner, Inc., 7.70%, 5/1/32	100,000	140,973
Time Warner, Inc., 4.90%, 6/15/42	210,000	231,646
Viacom, Inc., 4.375%, 9/15/14	110,000	117,702
Viacom, Inc., 4.50%, 3/1/21	140,000	159,308
Viacom, Inc., 3.125%, 6/15/22	140,000	144,935
Virgin Media Secured Finance plc, 6.50%, 1/15/18	70,000	77,000
		6,642,494
METALS AND MINING — 0.6%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	70,000	73,627
ArcelorMittal, 5.50%, 8/5/20	105,000	101,181
ArcelorMittal, 6.50%, 2/25/22	200,000	197,377
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	87,213
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	100,000	106,265
Newmont Mining Corp., 3.50%, 3/15/22	150,000	152,497
Newmont Mining Corp., 6.25%, 10/1/39	80,000	94,954
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	60,000	63,423
Steel Dynamics, Inc., 7.625%, 3/15/20	100,000	109,000
Teck Resources Ltd., 5.375%, 10/1/15	50,000	55,291
Teck Resources Ltd., 3.15%, 1/15/17	70,000	72,872
Teck Resources Ltd., 3.85%, 8/15/17	100,000	107,182
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	192,136
Vale Overseas Ltd., 4.625%, 9/15/20	240,000	257,149
Vale SA, 5.625%, 9/11/42	50,000	51,175
		1,721,342
MULTI-UTILITIES — 1.6%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(3)	200,000	216,000
Calpine Corp., 7.25%, 10/15/17(3)	235,000	252,038
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	118,192
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	109,000	123,335
CMS Energy Corp., 4.25%, 9/30/15	50,000	53,190

Principal Amount	Value
Consumers Energy Co., 2.85%, 5/15/22	$50,000	$52,320
Dominion Resources, Inc., 2.25%, 9/1/15	200,000	208,133
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	149,905
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	131,141
Dominion Resources, Inc., 4.90%, 8/1/41	220,000	256,060
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	60,000	78,594
Duke Energy Corp., 3.95%, 9/15/14	150,000	159,091
Duke Energy Corp., 1.625%, 8/15/17	180,000	180,781
Duke Energy Corp., 3.55%, 9/15/21	270,000	287,937
Edison International, 3.75%, 9/15/17	100,000	107,562
Exelon Generation Co. LLC, 5.20%, 10/1/19	110,000	125,099
FirstEnergy Solutions Corp., 6.05%, 8/15/21	190,000	213,556
Florida Power Corp., 6.35%, 9/15/37	70,000	95,363
Georgia Power Co., 4.30%, 3/15/42	70,000	75,094
Ipalco Enterprises, Inc., 5.00%, 5/1/18	40,000	42,100
Niagara Mohawk Power Corp., 4.88%, 8/15/19(3)	40,000	45,195
Nisource Finance Corp., 4.45%, 12/1/21	60,000	66,863
Nisource Finance Corp., 5.25%, 2/15/43	100,000	112,181
Northern States Power Co., 3.40%, 8/15/42	100,000	96,658
NRG Energy, Inc., 7.625%, 1/15/18	225,000	244,688
Pacific Gas & Electric Co., 3.25%, 9/15/21	150,000	162,236
Pacific Gas & Electric Co., 5.80%, 3/1/37	85,000	109,123
PacifiCorp, 6.00%, 1/15/39	90,000	122,118
Progress Energy, Inc., 3.15%, 4/1/22	80,000	81,656
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	35,779
San Diego Gas & Electric Co., 3.00%, 8/15/21	70,000	75,019
Sempra Energy, 6.50%, 6/1/16	88,000	104,892
Sempra Energy, 9.80%, 2/15/19	30,000	42,362
Sempra Energy, 2.875%, 10/1/22	130,000	131,877
Southern California Edison Co., 5.625%, 2/1/36	70,000	90,503
Southern Power Co., 5.15%, 9/15/41	40,000	46,087
Wisconsin Electric Power Co., 2.95%, 9/15/21	150,000	158,355
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	69,514
		4,720,597
MULTILINE RETAIL†
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	90,000	105,192
OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	30,000	30,928
OIL, GAS AND CONSUMABLE FUELS — 2.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	300,000	252,000
Anadarko Petroleum Corp., 5.95%, 9/15/16	210,000	243,588
Anadarko Petroleum Corp., 6.45%, 9/15/36	170,000	211,550
Apache Corp., 4.75%, 4/15/43	180,000	206,825
Bill Barrett Corp., 9.875%, 7/15/16	150,000	165,750
Bill Barrett Corp., 7.00%, 10/15/22	250,000	257,500
BP Capital Markets plc, 2.25%, 11/1/16	160,000	167,684
BP Capital Markets plc, 1.85%, 5/5/17	100,000	102,280
BP Capital Markets plc, 4.50%, 10/1/20	80,000	93,046
Cenovus Energy, Inc., 4.50%, 9/15/14	50,000	53,662
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(3)	250,000	241,250
ConocoPhillips, 5.75%, 2/1/19	160,000	199,161
ConocoPhillips Holding Co., 6.95%, 4/15/29	140,000	198,858
Denbury Resources, Inc., 8.25%, 2/15/20	100,000	113,250
Devon Energy Corp., 1.875%, 5/15/17	130,000	132,692
Devon Energy Corp., 5.60%, 7/15/41	130,000	155,021

Principal Amount	Value
EOG Resources, Inc., 5.625%, 6/1/19	$60,000	$73,798
FMC Technologies, Inc., 2.00%, 10/1/17	120,000	121,417
Forest Oil Corp., 8.50%, 2/15/14	25,000	27,078
Hess Corp., 6.00%, 1/15/40	80,000	97,544
Marathon Petroleum Corp., 3.50%, 3/1/16	60,000	63,683
Marathon Petroleum Corp., 5.125%, 3/1/21	150,000	173,428
Newfield Exploration Co., 6.875%, 2/1/20	120,000	132,300
Nexen, Inc., 6.20%, 7/30/19	110,000	133,471
Nexen, Inc., 5.875%, 3/10/35	30,000	35,632
Noble Energy, Inc., 4.15%, 12/15/21	220,000	238,129
Occidental Petroleum Corp., 1.75%, 2/15/17	60,000	62,200
Occidental Petroleum Corp., 2.70%, 2/15/23	240,000	247,319
Peabody Energy Corp., 6.00%, 11/15/18(3)	100,000	100,500
Peabody Energy Corp., 6.50%, 9/15/20	195,000	200,363
Pemex Project Funding Master Trust, 6.625%, 6/15/35	100,000	126,000
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	180,000	206,101
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	370,000	418,840
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	126,000
Petroleos Mexicanos, 4.875%, 1/24/22	200,000	226,500
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	87,605
Phillips 66, 4.30%, 4/1/22(3)	190,000	208,481
Pioneer Natural Resources Co., 3.95%, 7/15/22	170,000	180,990
SandRidge Energy, Inc., 8.75%, 1/15/20	225,000	244,687
Shell International Finance BV, 2.375%, 8/21/22	270,000	273,236
Shell International Finance BV, 3.625%, 8/21/42	210,000	214,324
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	150,000	161,250
Suncor Energy, Inc., 6.10%, 6/1/18	138,000	170,451
Suncor Energy, Inc., 6.85%, 6/1/39	50,000	69,280
Talisman Energy, Inc., 7.75%, 6/1/19	180,000	229,155
Talisman Energy, Inc., 3.75%, 2/1/21	120,000	125,422
Tesoro Corp., 5.375%, 10/1/22	100,000	103,250
Weatherford International Ltd., 4.50%, 4/15/22	90,000	94,324
		7,766,875
PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	360,000	422,719
International Paper Co., 4.75%, 2/15/22	120,000	136,549
International Paper Co., 6.00%, 11/15/41	90,000	110,213
		669,481
PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 1.45%, 8/15/16	120,000	123,743
PHARMACEUTICALS — 0.8%
Bristol-Myers Squibb Co., 3.25%, 8/1/42	200,000	186,459
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	360,000	374,782
Merck & Co., Inc., 2.40%, 9/15/22	290,000	293,040
Merck & Co., Inc., 3.60%, 9/15/42	30,000	30,311
Novartis Capital Corp., 2.40%, 9/21/22	150,000	152,146
Roche Holdings, Inc., 6.00%, 3/1/19(3)	370,000	465,247
Roche Holdings, Inc., 7.00%, 3/1/39(3)	210,000	317,979
Sanofi, 4.00%, 3/29/21	100,000	114,460
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	170,000	182,506
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	70,000	72,053
		2,188,983
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
American Tower Corp., 4.625%, 4/1/15	200,000	215,588
American Tower Corp., 4.70%, 3/15/22	200,000	219,859
Boston Properties LP, 5.00%, 6/1/15	150,000	164,125

Principal Amount	Value
Boston Properties LP, 3.85%, 2/1/23	$120,000	$126,684
BRE Properties, Inc., 3.375%, 1/15/23	150,000	149,559
Developers Diversified Realty Corp., 4.75%, 4/15/18	290,000	322,223
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	74,943
Essex Portfolio LP, 3.625%, 8/15/22(3)	170,000	171,627
HCP, Inc., 3.75%, 2/1/16	250,000	265,574
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	109,077
Reckson Operating Partnership LP, 7.75%, 3/15/20	115,000	137,555
Simon Property Group LP, 5.75%, 12/1/15	240,000	271,673
UDR, Inc., 4.25%, 6/1/18	70,000	77,747
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	130,000	135,585
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	150,000	160,566
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	80,000	88,095
WEA Finance LLC, 4.625%, 5/10/21(3)	70,000	76,571
		2,767,051
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19	130,000	156,085
ProLogis LP, 6.875%, 3/15/20	4,000	4,862
		160,947
ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	127,000	138,025
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	50,000	58,084
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	180,000	205,783
CSX Corp., 4.25%, 6/1/21	150,000	168,844
CSX Corp., 4.75%, 5/30/42	100,000	109,317
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	132,557
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(3)	200,000	201,691
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(3)	$80,000	$80,045
Union Pacific Corp., 4.875%, 1/15/15	200,000	218,722
Union Pacific Corp., 2.95%, 1/15/23	150,000	155,967
Union Pacific Corp., 4.75%, 9/15/41	110,000	124,690
		1,593,725
SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17	220,000	255,751
Oracle Corp., 5.75%, 4/15/18	200,000	248,552
		504,303
SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41	270,000	368,575
Lowe’s Cos., Inc., 4.65%, 4/15/42	150,000	164,386
Rent-A-Center, Inc., 6.625%, 11/15/20	200,000	217,000
Toys “R” Us Property Co. II LLC, 8.50%, 12/1/17	100,000	108,250
		858,211
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21	60,000	66,962
Hanesbrands, Inc., 6.375%, 12/15/20	60,000	65,400
Ltd. Brands, Inc., 6.90%, 7/15/17	250,000	288,750
Phillips-Van Heusen Corp., 7.375%, 5/15/20	50,000	56,750
Polymer Group, Inc., 7.75%, 2/1/19	225,000	240,750
		718,612
TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19	55,000	78,214
Altria Group, Inc., 2.85%, 8/9/22	390,000	390,025
Philip Morris International, Inc., 4.125%, 5/17/21	120,000	136,444
		604,683
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Alltel Corp., 7.875%, 7/1/32	30,000	47,590
America Movil SAB de CV, 5.00%, 3/30/20	100,000	117,602
America Movil SAB de CV, 3.125%, 7/16/22	200,000	206,648

Principal Amount	Value
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	$230,000	$244,743
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	160,000	224,513
Vodafone Group plc, 5.00%, 12/16/13	140,000	147,612
Vodafone Group plc, 5.625%, 2/27/17	140,000	166,857
Vodafone Group plc, 2.50%, 9/26/22	70,000	70,068
		1,225,633
TOTAL CORPORATE BONDS (Cost $82,270,529)		88,474,856
U.S. Treasury Securities — 28.5%
U.S. Treasury Bonds, 5.375%, 2/15/31	5,900,000	8,541,170
U.S. Treasury Bonds, 3.50%, 2/15/39	300,000	344,906
U.S. Treasury Bonds, 4.25%, 5/15/39	100,000	129,766
U.S. Treasury Bonds, 4.375%, 11/15/39	160,000	211,750
U.S. Treasury Bonds, 4.625%, 2/15/40	500,000	687,188
U.S. Treasury Bonds, 3.75%, 8/15/41	700,000	838,141
U.S. Treasury Bonds, 3.125%, 11/15/41	1,950,000	2,080,406
U.S. Treasury Bonds, 3.00%, 5/15/42	850,000	882,805
U.S. Treasury Bonds, 2.75%, 8/15/42	650,000	640,250
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	2,381,610	2,477,620
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	2,296,808	2,527,745
U.S. Treasury Notes, 1.375%, 1/15/13	2,575,000	2,584,656
U.S. Treasury Notes, 0.75%, 8/15/13	3,500,000	3,517,773
U.S. Treasury Notes, 0.75%, 9/15/13	6,500,000	6,535,802
U.S. Treasury Notes, 0.50%, 10/15/13	4,000,000	4,013,124
U.S. Treasury Notes, 0.75%, 12/15/13	800,000	805,313
U.S. Treasury Notes, 1.25%, 2/15/14	1,300,000	1,318,535
U.S. Treasury Notes, 1.25%, 3/15/14	800,000	812,031
U.S. Treasury Notes, 1.25%, 4/15/14	1,800,000	1,828,406
U.S. Treasury Notes, 2.375%, 8/31/14	500,000	520,411
U.S. Treasury Notes, 0.50%, 10/15/14	7,700,000	7,740,309
U.S. Treasury Notes, 0.25%, 8/15/15	1,850,000	1,847,399
U.S. Treasury Notes, 1.50%, 6/30/16	1,250,000	1,300,195
U.S. Treasury Notes, 1.50%, 7/31/16	2,100,000	2,184,985
U.S. Treasury Notes, 0.875%, 1/31/17	4,500,000	4,570,663
U.S. Treasury Notes, 0.875%, 2/28/17	4,200,000	4,265,953
U.S. Treasury Notes, 0.625%, 5/31/17	2,700,000	2,708,016
U.S. Treasury Notes, 0.75%, 6/30/17	1,000,000	1,007,969
U.S. Treasury Notes, 0.50%, 7/31/17	4,500,000	4,479,611
U.S. Treasury Notes, 2.375%, 7/31/17	500,000	542,500
U.S. Treasury Notes, 0.625%, 8/31/17	3,400,000	3,403,454
U.S. Treasury Notes, 1.875%, 10/31/17	2,500,000	2,654,298
U.S. Treasury Notes, 2.625%, 4/30/18	265,000	292,328
U.S. Treasury Notes, 2.125%, 8/15/21	600,000	634,969
U.S. Treasury Notes, 1.625%, 8/15/22	4,500,000	4,497,187
TOTAL U.S. TREASURY SECURITIES (Cost $81,842,466)		83,427,634
Commercial Mortgage-Backed Securities(1) — 5.4%
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 10/1/12	200,000	208,599
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	45,243	45,878
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	92,643	94,026
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/12	250,000	280,941

Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/12	$200,000	$219,203
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	100,000	104,066
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	230,000	241,717
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 10/1/12	150,000	153,762
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/12	700,000	771,193
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 10/1/12	725,000	770,432
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 10/1/12	150,000	149,890
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class B, VRN, 5.10%, 10/1/12	325,545	327,129
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	520,543	524,634
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/12	300,000	323,535
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/12	664,000	702,797
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/12	750,000	803,956
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	680,700	734,854
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	950,000	1,035,203
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	450,000	489,269
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	325,000	341,016
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	950,000	993,698
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 10/11/12	400,000	427,897
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/12	75,000	80,156
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	172,479	176,538
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	300,000	327,495
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	300,000	312,490
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	450,000	496,957
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/12	700,000	760,568
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/11/12	576,000	639,949
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 SEQ, 3.18%, 8/15/45	175,000	187,084
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	126,613	127,767
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	561,000	603,712

Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 10/1/12	$160,322	$160,300
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	205,611	209,011
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,185,000	1,276,289
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 10/1/12	624,000	687,041
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,452,946)		15,789,052
Collateralized Mortgage Obligations(1) — 3.9%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	95,313	68,825
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	629,123	665,366
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	179,765	184,473
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.94%, 10/1/12	548,368	531,063
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	450,000	477,903
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/12	513,603	489,802
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	77,997	78,856
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 10/1/12	413,045	415,131
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	27,098	27,972
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	69,925	70,860
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.71%, 10/1/12	81,525	81,818
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	58,558	59,676
JP Morgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.07%, 10/1/12	91,145	90,512
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 10/1/12	446,546	390,016
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.82%, 10/1/12	150,882	152,461
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/12	350,000	359,101
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/12	390,278	399,701
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A19 SEQ, 6.00%, 8/25/36	151,598	154,496
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	261,240	269,832
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	270,090	284,281
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	231,121	240,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	47,953	48,039
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	131,728	138,909
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	395,078	411,584

Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	$659,851	$682,874
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	232,139	225,932
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	99,983	101,154
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.25%, 10/1/12	247,471	227,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.40%, 10/1/12	174,356	172,598
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.62%, 10/1/12	654,975	622,340
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	809,911	844,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	142,269	147,447
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/12	261,011	269,704
		9,385,161
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
FHLMC, Series 2684, Class FP, VRN, 0.72%, 10/15/12	732,745	736,138
FHLMC, Series 3397, Class GF, VRN, 0.72%, 10/15/12	418,577	423,223
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	25,843	25,866
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.62%, 10/25/12	1,043	1,043
FNMA, Series 2006-43, Class FM, VRN, 0.52%, 10/25/12	173,103	173,799
FNMA, Series 2007-36, Class FB, VRN, 0.62%, 10/25/12	700,691	707,808
		2,067,877
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,977,342)		11,453,038
Sovereign Governments and Agencies — 2.0%
BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19	370,000	462,500
Brazilian Government International Bond, 4.875%, 1/22/21	430,000	516,000
Brazilian Government International Bond, 5.625%, 1/7/41	100,000	128,500
		1,107,000
CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16	100,000	116,596
Province of Ontario Canada, 1.60%, 9/21/16	200,000	207,008
		323,604
CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	120,000	130,500
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	100,000	115,650
ITALY†
Republic of Italy, 6.875%, 9/27/23	80,000	89,491
MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17	70,000	82,180
United Mexican States, 5.95%, 3/19/19	250,000	311,250
United Mexican States, 5.125%, 1/15/20	470,000	564,000
United Mexican States, 6.05%, 1/11/40	100,000	133,750
United Mexican States, MTN, 4.75%, 3/8/44	100,000	111,500
		1,202,680
PERU — 0.1%
Republic of Peru, 6.55%, 3/14/37	60,000	88,650
Republic of Peru, 5.625%, 11/18/50	150,000	196,125
		284,775
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15	40,000	42,850

Principal Amount	Value
Poland Government International Bond, 5.125%, 4/21/21	$60,000	$70,050
Poland Government International Bond, 3.00%, 3/17/23	130,000	128,076
		240,976
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	110,000	119,526
Korea Development Bank, 3.25%, 3/9/16	100,000	105,452
Korea Development Bank, 4.00%, 9/9/16	70,000	76,299
		301,277
UNITED KINGDOM — 0.7%
Government of United Kingdom, 4.50%, 12/7/42	GBP 975,000	2,021,700
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,321,214)		5,817,653
Municipal Securities — 1.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	$65,000	80,336
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	150,000	205,966
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	150,000	211,075
California GO, (Building Bonds), 6.65%, 3/1/22	40,000	50,113
California GO, (Building Bonds), 7.55%, 4/1/39	130,000	178,155
California GO, (Building Bonds), 7.30%, 10/1/39	10,000	13,370
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	34,848
Illinois GO, 5.88%, 3/1/19	165,000	187,052
Illinois GO, (Building Bonds), 7.35%, 7/1/35	45,000	54,441
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	220,000	214,227
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	25,000	28,605
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35	45,000	51,504
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	150,000	205,476
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	10,000	12,706
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	50,000	65,730
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	80,000	107,126
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	50,000	67,956
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.45%, 5/1/33	50,000	62,082
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	240,000	358,764
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	40,000	57,717
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	75,000	100,312
New York City Municipal Water Finance Authority Rev., (Building Bonds), 5.95%, 6/15/42	80,000	111,577
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111	155,000	179,268
Ohio State University Riverwatch Tower Suite B Rev., (Building Bonds), 4.91%, 6/1/40	110,000	132,581
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	93,514
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	40,000	52,747

Principal Amount	Value
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	$175,000	$212,786
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	86,119
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62(4)	340,000	340,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	224,002
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	150,000	186,409
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	85,000	102,721
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	68,081
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	61,825
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	124,216
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	112,419
TOTAL MUNICIPAL SECURITIES (Cost $3,697,928)		4,435,826
U.S. Government Agency Securities — 0.2%
FHLMC, 2.375%, 1/13/22	70,000	73,605
FNMA, 0.875%, 10/26/17	518,000	521,249
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $587,593)		594,854
Asset-Backed Securities(1) — 0.1%
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14 (Cost $166,629)	166,643	166,777

	Principal Amount/ Shares	Value
Temporary Cash Investments — 4.5%
BNP Paribas Finance, Inc., 0.10%, 10/1/12(5)	$13,000,000	$12,999,838
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $131,555), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $128,908)		128,907
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $78,934), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $77,345)		77,344
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $26,281), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $25,781)		25,781
SSgA U.S. Government Money Market Fund	57,174	57,174
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,289,206)		13,289,044
TOTAL INVESTMENT SECURITIES — 107.2% (Cost $301,353,213)		313,849,739
OTHER ASSETS AND LIABILITIES(6) — (7.2)%		(21,005,752)
TOTAL NET ASSETS — 100.0%		$292,843,987

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,236,100	NOK for SEK	Deutsche Bank	10/25/12	$389,990	$15,031
1,359,200	NOK for SEK	HSBC Holdings plc	10/25/12	237,053	7,392
1,924,000	NOK for SEK	UBS AG	10/25/12	335,557	8,397
138,200	AUD for USD	Westpac Group	10/25/12	143,076	2,481
1,529,500	CAD for USD	Barclays Bank plc	10/25/12	1,555,009	56,337
191,000	CHF for USD	Deutsche Bank	10/25/12	203,168	10,173
2,646,864	GBP for USD	Barclays Bank plc	10/25/12	4,273,860	71,275
1,199,606,502	KRW for USD	HSBC Holdings plc	10/25/12	1,076,576	39,303
51,745,101	KRW for USD	HSBC Holdings plc	10/25/12	46,438	727
4,732,099	NOK for USD	Deutsche Bank	10/25/12	825,307	51,974
229,500	NZD for USD	Westpac Group	10/25/12	189,925	9,873
1,681,800	SEK for USD	Deutsche Bank	10/25/12	255,857	15,448
413,600	SGD for USD	HSBC Holdings plc	10/25/12	337,017	9,309
91,400	SGD for USD	HSBC Holdings plc	10/25/12	74,476	1,114
5,862,300	TWD for USD	HSBC Holdings plc	10/25/12	199,878	4,422
				$10,143,187	$303,256
(Value on Settlement Date $9,839,931)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,536,833	SEK for NOK	Deutsche Bank	10/25/12	$385,935	$(10,977)
1,529,956	SEK for NOK	HSBC Holdings plc	10/25/12	232,756	(3,096)
2,175,371	SEK for NOK	UBS AG	10/25/12	330,945	(3,784)
709,860	EUR for USD	UBS AG	10/25/12	912,411	(50,861)
4,250,305	GBP for USD	UBS AG	10/25/12	6,862,916	(271,288)
166,537,300	JPY for USD	UBS AG	10/25/12	2,134,402	(8,358)
505,000	SGD for USD	HSBC Holdings plc	10/25/12	411,493	466
5,862,300	TWD for USD	HSBC Holdings plc	10/25/12	199,878	(344)
				$11,470,736	$(348,242)
(Value on Settlement Date $11,122,494)

Credit Default Swap Agreements
Counterparty/Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Barclays Bank plc/CDX North America High Yield 11 Index	$581,000	Sell*	5.00%	12/20/13	$(32,623)	$57,996	$25,373
Barclays Bank plc/Community Health Systems, Inc.	250,000	Sell*	5.00%	12/20/12	1,833	1,065	2,898
					$(30,790)	$59,061	$28,271

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Notes to Schedule of Investments

AUD = Australian Dollar
CAD = Canadian Dollar
CDX = Credit Derivatives Indexes
CHF = Swiss Franc
EUR = Euro
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GBP = British Pound
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
KRW = South Korea Won
LB-UBS = Lehman Brothers, Inc. - UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
TWD = Taiwanese Dollar
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†	Category is less than 0.05% of total net assets.
(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $8,952,103, which represented 3.1% of total net assets.

(4)	When-issued security.
(5)	The rate indicated is the yield to maturity at purchase.
(6)	Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $301,353,213)	$313,849,739
Foreign currency holdings, at value (cost of $43)	44
Receivable for investments sold	17,652,566
Receivable for capital shares sold	1,031,931
Unrealized gain on forward foreign currency exchange contracts	303,722
Swap agreements, at value (including net premiums paid (received) of $(30,790))	28,271
Interest receivable	1,668,889
334,535,162

Liabilities
Payable for investments purchased	40,925,306
Payable for capital shares redeemed	182,542
Unrealized loss on forward foreign currency exchange contracts	348,708
Accrued management fees	151,081
Distribution and service fees payable	39,548
Dividends payable	43,990
41,691,175

Net Assets	$292,843,987

Net Assets Consist of:
Capital paid in	$277,827,015
Accumulated net investment loss	(531,727)
Undistributed net realized gain	3,037,551
Net unrealized appreciation	12,511,148
$292,843,987

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$157,854,184	13,890,844	$11.36
Institutional Class	$8,199,436	721,698	$11.36
A Class	$102,183,172	8,991,392	$11.36*
C Class	$22,464,481	1,977,168	$11.36
R Class	$2,142,714	188,572	$11.36

*Maximum offering price $11.90 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,595,228

Expenses:
Management fees	845,228
Distribution and service fees:
A Class	110,913
C Class	101,970
R Class	5,100
Trustees’ fees and expenses	9,313
Other expenses	365
1,072,889

Net investment income (loss)	2,522,339

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,874,779
Swap agreement transactions	25,303
Foreign currency transactions	90,672
1,990,754

Change in net unrealized appreciation (depreciation) on:
Investments	5,861,049
Swap agreements	(3,570)
Translation of assets and liabilities in foreign currencies	(36,559)
5,820,920

Net realized and unrealized gain (loss)	7,811,674

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,334,013

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$2,522,339	$5,093,121
Net realized gain (loss)	1,990,754	2,830,764
Change in net unrealized appreciation (depreciation)	5,820,920	4,361,104
Net increase (decrease) in net assets resulting from operations	10,334,013	12,284,989

Distributions to Shareholders
From net investment income:
Investor Class	(1,768,053)	(3,353,352)
Institutional Class	(109,193)	(272,964)
A Class	(974,378)	(2,025,853)
B Class	—	(16,349)
C Class	(147,840)	(427,387)
R Class	(19,897)	(55,219)
From net realized gains:
Investor Class	—	(560,942)
Institutional Class	—	(41,934)
A Class	—	(384,141)
C Class	—	(91,557)
R Class	—	(10,103)
Decrease in net assets from distributions	(3,019,361)	(7,239,801)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	59,596,028	84,713,588

Net increase (decrease) in net assets	66,910,680	89,758,776

Net Assets
Beginning of period	225,933,307	136,174,531
End of period	$292,843,987	$225,933,307

Accumulated net investment loss	$(531,727)	$(34,705)

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income. The fund pursues its objectives by investing at least 65% of its assets in investment-grade, non-money market debt securities and up to 35% of its assets in high-yield and/or emerging markets debt securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3425% to 0.4600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2012 was 0.64% for the Investor Class, A Class, C Class and R Class and 0.44% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $254,063,901, of which $213,852,458 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $185,559,966, of which $161,091,480 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,359,086	$60,126,966	6,876,618	$75,514,551
Issued in reinvestment of distributions	142,074	1,601,495	328,256	3,605,238
Redeemed	(2,633,923)	(29,650,408)	(2,779,896)	(30,391,343)
	2,867,237	32,078,053	4,424,978	48,728,446
Institutional Class
Sold	20,279	229,099	827,552	9,000,594
Issued in reinvestment of distributions	9,636	108,531	28,740	314,898
Redeemed	(50,299)	(565,312)	(361,753)	(3,975,231)
	(20,384)	(227,682)	494,539	5,340,261
A Class
Sold	3,036,181	34,117,839	4,690,256	51,549,653
Issued in reinvestment of distributions	79,124	891,952	201,229	2,210,187
Redeemed	(966,092)	(10,851,966)	(2,304,567)	(25,235,610)
	2,149,213	24,157,825	2,586,918	28,524,230
B Class	N/A
Sold			3,366	37,013
Issued in reinvestment of distributions			1,359	14,788
Redeemed			(127,079)	(1,399,948)
			(122,354)	(1,348,147)
C Class
Sold	461,947	5,192,268	721,347	7,926,364
Issued in reinvestment of distributions	8,687	97,857	31,981	350,861
Redeemed	(169,064)	(1,895,207)	(483,264)	(5,286,943)
	301,570	3,394,918	270,064	2,990,282
R Class
Sold	25,522	286,398	59,247	645,006
Issued in reinvestment of distributions	1,752	19,738	5,928	65,037
Redeemed	(10,039)	(113,222)	(21,127)	(231,527)
	17,235	192,914	44,048	478,516
Net increase (decrease)	5,314,871	$59,596,028	7,698,193	$84,713,588

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$90,401,005	—
Corporate Bonds	—	88,474,856	—
U.S. Treasury Securities	—	83,427,634	—
Commercial Mortgage-Backed Securities	—	15,789,052	—
Collateralized Mortgage Obligations	—	11,453,038	—
Sovereign Governments and Agencies	—	5,817,653	—
Municipal Securities	—	4,435,826	—
U.S. Government Agency Securities	—	594,854	—
Asset-Backed Securities	—	166,777	—
Temporary Cash Investments	$57,174	13,231,870	—
Total Value of Investment Securities	$57,174	$313,792,565	—

Other Financial Instruments
Swap Agreements	—	$59,061	—
Forward Foreign Currency Exchange Contracts	—	(44,986)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$14,075	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$28,271	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	303,722	Unrealized loss on forward foreign currency exchange contracts	$348,708
		$331,993		$348,708

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$25,303	Change in net unrealized appreciation (depreciation) on swap agreements	$(3,570)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	75,066	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(36,696)
		$100,369		$(40,266)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$301,369,214
Gross tax appreciation of investments	$12,638,972
Gross tax depreciation of investments	(158,447)
Net tax appreciation (depreciation) of investments	$12,480,525

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$11.05	0.12	0.33	0.45	(0.14)	—	(0.14)	$11.36	4.07%	0.65	%(4)	2.07	%(4)	70%	$157,854
2012	$10.68	0.34	0.51	0.85	(0.41)	(0.07)	(0.48)	$11.05	8.04%	0.66%		3.12%		91%	$121,763
2011	$10.58	0.35	0.22	0.57	(0.38)	(0.09)	(0.47)	$10.68	5.42%	0.66%		3.26%		96%	$70,442
2010	$10.07	0.42	0.59	1.01	(0.43)	(0.07)	(0.50)	$10.58	10.22%	0.66%		3.99%		131%	$34,569
2009	$10.48	0.43	(0.12)	0.31	(0.50)	(0.22)	(0.72)	$10.07	3.28%	0.67%		4.17%		255%	$7,555
2008	$9.96	0.45	0.51	0.96	(0.44)	—	(0.44)	$10.48	9.88%	0.67%		4.46%		232%	$5,830
Institutional Class
2012(3)	$11.04	0.13	0.34	0.47	(0.15)	—	(0.15)	$11.36	4.27%	0.45	%(4)	2.27	%(4)	70%	$8,199
2012	$10.67	0.36	0.51	0.87	(0.43)	(0.07)	(0.50)	$11.04	8.26%	0.46%		3.32%		91%	$8,195
2011	$10.58	0.37	0.21	0.58	(0.40)	(0.09)	(0.49)	$10.67	5.53%	0.46%		3.46%		96%	$2,642
2010	$10.07	0.43	0.61	1.04	(0.46)	(0.07)	(0.53)	$10.58	10.44%	0.46%		4.19%		131%	$1,669
2009	$10.48	0.45	(0.12)	0.33	(0.52)	(0.22)	(0.74)	$10.07	3.48%	0.47%		4.37%		255%	$4,802
2008	$9.96	0.47	0.51	0.98	(0.46)	—	(0.46)	$10.48	10.10%	0.47%		4.66%		232%	$4,638

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2012(3)	$11.05	0.10	0.33	0.43	(0.12)	—	(0.12)	$11.36	3.94%	0.90	%(4)	1.82	%(4)	70%	$102,183
2012	$10.67	0.31	0.52	0.83	(0.38)	(0.07)	(0.45)	$11.05	7.87%	0.91%		2.87%		91%	$75,579
2011	$10.58	0.33	0.20	0.53	(0.35)	(0.09)	(0.44)	$10.67	5.06%	0.91%		3.01%		96%	$45,424
2010	$10.07	0.39	0.60	0.99	(0.41)	(0.07)	(0.48)	$10.58	9.95%	0.91%		3.74%		131%	$37,131
2009	$10.48	0.39	(0.10)	0.29	(0.48)	(0.22)	(0.70)	$10.07	3.02%	0.92%		3.92%		255%	$25,863
2008	$9.96	0.42	0.51	0.93	(0.41)	—	(0.41)	$10.48	9.61%	0.92%		4.21%		232%	$6,415
C Class
2012(3)	$11.04	0.06	0.34	0.40	(0.08)	—	(0.08)	$11.36	3.65%	1.65	%(4)	1.07	%(4)	70%	$22,464
2012	$10.67	0.23	0.51	0.74	(0.30)	(0.07)	(0.37)	$11.04	6.97%	1.66%		2.12%		91%	$18,505
2011	$10.58	0.25	0.20	0.45	(0.27)	(0.09)	(0.36)	$10.67	4.28%	1.66%		2.26%		96%	$15,002
2010	$10.07	0.31	0.60	0.91	(0.33)	(0.07)	(0.40)	$10.58	9.13%	1.66%		2.99%		131%	$10,397
2009	$10.48	0.32	(0.11)	0.21	(0.40)	(0.22)	(0.62)	$10.07	2.25%	1.67%		3.17%		255%	$10,080
2008	$9.96	0.35	0.51	0.86	(0.34)	—	(0.34)	$10.48	8.80%	1.67%		3.46%		232%	$6,074
R Class
2012(3)	$11.04	0.09	0.34	0.43	(0.11)	—	(0.11)	$11.36	3.90%	1.15	%(4)	1.57	%(4)	70%	$2,143
2012	$10.67	0.29	0.51	0.80	(0.36)	(0.07)	(0.43)	$11.04	7.50%	1.16%		2.62%		91%	$1,892
2011	$10.58	0.30	0.21	0.51	(0.33)	(0.09)	(0.42)	$10.67	4.80%	1.16%		2.76%		96%	$1,359
2010	$10.07	0.36	0.60	0.96	(0.38)	(0.07)	(0.45)	$10.58	9.68%	1.16%		3.49%		131%	$562
2009	$10.48	0.38	(0.12)	0.26	(0.45)	(0.22)	(0.67)	$10.07	2.76%	1.17%		3.67%		255%	$2,699
2008	$9.96	0.40	0.51	0.91	(0.39)	—	(0.39)	$10.48	9.34%	1.17%		3.96%		232%	$4,595

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76705   1211

SEMIANNUAL REPORT    SEPTEMBER 30, 2012

Short Duration Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	18
Statement of Operations	19
Statement of Changes in Net Assets	20
Notes to Financial Statements	21
Financial Highlights	28
Approval of Management Agreement	31
Additional Information	36

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACSNX	1.16%	2.52%	3.98%	4.11%	11/30/06
Barclays U.S. 1-3 Year Government/Credit Bond Index	—	0.74%	1.36%	3.29%	3.61%	—
Institutional Class	ACSUX	1.26%	2.82%	4.18%	4.32%	11/30/06
A Class No sales charge* With sales charge*	ACSQX	1.03% -1.23%	2.26% -0.02%	3.72% 3.25%	3.86% 3.45%	11/30/06
C Class No sales charge* With sales charge*	ACSKX	0.56% -0.44%	1.50% 1.50%	2.94% 2.94%	3.08% 3.08%	11/30/06
R Class	ACSPX	0.81%	2.01%	3.46%	3.60%	11/30/06

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.61%	0.41%	0.86%	1.61%	1.11%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2012
Portfolio at a Glance
Average Duration (effective)	1.9 years
Weighted Average Life	2.2 years

30-Day SEC Yields
Investor Class	0.37%
Institutional Class	0.57%
A Class	0.12%
C Class	-0.61%
R Class	-0.12%

Types of Investments in Portfolio	% of net assets
Corporate Bonds	41.6%
U.S. Treasury Securities	38.8%
Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	3.4%
U.S. Government Agency Securities	3.3%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Municipal Securities	0.6%
Sovereign Governments and Agencies	0.5%
Asset-Backed Securities	0.3%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	—*

*Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,011.60	$3.03	0.60%
Institutional Class	$1,000	$1,012.60	$2.02	0.40%
A Class	$1,000	$1,010.30	$4.28	0.85%
C Class	$1,000	$1,005.60	$8.04	1.60%
R Class	$1,000	$1,008.10	$5.54	1.10%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
Corporate Bonds — 41.6%
AEROSPACE AND DEFENSE — 1.0%
Boeing Co. (The), 1.875%, 11/20/12	$500,000	$501,085
L-3 Communications Corp., 6.375%, 10/15/15	237,000	240,318
Northrop Grumman Corp., 3.70%, 8/1/14	500,000	527,558
Raytheon Co., 1.40%, 12/15/14	1,000,000	1,016,552
United Technologies Corp., 1.20%, 6/1/15	2,000,000	2,037,334
		4,322,847
AUTOMOBILES — 2.6%
American Honda Finance Corp., 2.375%, 3/18/13(1)	1,000,000	1,008,830
American Honda Finance Corp., 1.85%, 9/19/14(1)	1,000,000	1,020,173
American Honda Finance Corp., 1.00%, 8/11/15(1)	1,000,000	1,002,729
Daimler Finance North America LLC, 6.50%, 11/15/13	970,000	1,032,901
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	750,000	753,473
Daimler Finance North America LLC, VRN, 1.60%, 12/13/12(1)	1,000,000	1,007,245
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	1,000,000	1,059,540
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	1,000,000	1,045,667
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)	1,250,000	1,259,002
Toyota Motor Credit Corp., 1.25%, 11/17/14	1,000,000	1,015,577
Toyota Motor Credit Corp., 0.875%, 7/17/15	1,000,000	1,005,570
Volkswagen International Finance NV, 1.625%, 3/22/15(1)	700,000	712,004
		11,922,711
BEVERAGES — 2.4%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12	500,000	500,432
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	1,500,000	1,515,027
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	2,000,000	2,009,750
Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	1,000,000	1,005,778
Dr Pepper Snapple Group, Inc., 6.12%, 5/1/13	1,355,000	1,398,866
PepsiCo, Inc., 0.80%, 8/25/14	1,400,000	1,408,940
PepsiCo, Inc., 0.70%, 8/13/15	1,000,000	1,004,166
SABMiller Holdings, Inc., 1.85%, 1/15/15(1)	1,000,000	1,024,141
SABMiller plc, 5.50%, 8/15/13(1)	1,110,000	1,152,133
		11,019,233
BIOTECHNOLOGY — 0.3%
Amgen, Inc., 1.875%, 11/15/14	1,250,000	1,283,975
BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16	550,000	606,001
CAPITAL MARKETS — 0.4%
Mellon Funding Corp., 5.00%, 12/1/14	500,000	534,733
Northern Trust Corp., 4.625%, 5/1/14	970,000	1,032,308
		1,567,041
CHEMICALS — 0.6%
Dow Chemical Co. (The), 5.90%, 2/15/15	1,070,000	1,192,764
Ecolab, Inc., 2.375%, 12/8/14	1,000,000	1,037,705
Ecolab, Inc., 1.00%, 8/9/15	330,000	331,735
		2,562,204
COMMERCIAL BANKS — 3.3%
Bank of Nova Scotia, 2.375%, 12/17/13	460,000	470,515
Bank of Nova Scotia, 1.85%, 1/12/15	1,000,000	1,031,396
Barclays Bank plc, 2.50%, 1/23/13	320,000	322,014
BB&T Corp., 5.70%, 4/30/14	500,000	538,997
BB&T Corp., MTN, 3.375%, 9/25/13	400,000	411,007
Capital One Financial Corp., 2.125%, 7/15/14	1,300,000	1,327,149
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	500,000	516,537

7

	Principal Amount	Value
Fifth Third Bancorp., 6.25%, 5/1/13	$640,000	$660,808
HSBC Bank plc, 1.625%, 8/12/13(1)	1,000,000	1,006,559
PNC Funding Corp., 3.625%, 2/8/15	740,000	786,672
Royal Bank of Canada, 1.45%, 10/30/14	1,300,000	1,322,994
US Bancorp., 2.00%, 6/14/13	330,000	333,902
US Bank N.A., 6.30%, 2/4/14	1,000,000	1,075,297
Wachovia Bank N.A., 5.00%, 8/15/15	1,000,000	1,096,558
Wachovia Corp., MTN, 5.70%, 8/1/13	600,000	626,553
Wells Fargo & Co., 1.50%, 7/1/15	2,500,000	2,543,772
Westpac Banking Corp., 2.10%, 8/2/13	750,000	760,365
		14,831,095
COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Waste Management, Inc., 6.375%, 11/15/12	850,000	855,755
COMPUTERS AND PERIPHERALS — 0.2%
Hewlett-Packard Co., 2.625%, 12/9/14	1,000,000	1,027,090
CONSUMER FINANCE — 1.7%
American Express Centurion Bank, 5.55%, 10/17/12	1,600,000	1,603,203
American Express Credit Corp., MTN, 1.75%, 6/12/15	1,000,000	1,023,545
Credit Suisse (New York), 5.50%, 5/1/14	380,000	406,010
Credit Suisse (New York), MTN, 5.00%, 5/15/13	1,100,000	1,129,568
HSBC Finance Corp., 6.375%, 11/27/12	785,000	791,793
HSBC Finance Corp., 4.75%, 7/15/13	300,000	308,786
John Deere Capital Corp., 0.95%, 6/29/15	1,000,000	1,009,683
John Deere Capital Corp., MTN, 1.875%, 6/17/13	500,000	505,562
John Deere Capital Corp., MTN, 1.25%, 12/2/14	500,000	508,158
SLM Corp., MTN, 5.00%, 10/1/13	420,000	437,325
		7,723,633
CONTAINERS AND PACKAGING — 0.2%
Ball Corp., 7.125%, 9/1/16	1,000,000	1,087,500
DIVERSIFIED FINANCIAL SERVICES — 5.1%
Ally Financial, Inc., 4.50%, 2/11/14	$1,000,000	$1,025,000
Ally Financial, Inc., 8.30%, 2/12/15	210,000	233,100
Bank of America Corp., 4.50%, 4/1/15	2,900,000	3,108,310
Caterpillar Financial Services Corp., MTN, 4.85%, 12/7/12	500,000	504,167
Caterpillar Financial Services Corp., MTN, 1.10%, 5/29/15	1,000,000	1,012,807
Citigroup, Inc., 6.01%, 1/15/15	3,000,000	3,289,542
Deutsche Bank AG (London), 4.875%, 5/20/13	535,000	549,465
Deutsche Bank AG (London), 3.875%, 8/18/14	300,000	315,341
General Electric Capital Corp., 2.10%, 1/7/14	1,000,000	1,018,673
General Electric Capital Corp., 2.15%, 1/9/15	3,500,000	3,604,069
General Electric Capital Corp., MTN, 1.875%, 9/16/13	1,000,000	1,014,411
Goldman Sachs Group, Inc. (The), 4.75%, 7/15/13	1,000,000	1,032,049
Goldman Sachs Group, Inc. (The), 5.00%, 10/1/14	1,000,000	1,071,361
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	400,000	430,329
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	200,000	211,178
JPMorgan Chase & Co., MTN, 1.875%, 3/20/15	2,000,000	2,041,942
Morgan Stanley, 2.875%, 1/24/14	1,800,000	1,824,626
UBS AG (Stamford Branch), 2.25%, 8/12/13	610,000	618,048
		22,904,418
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
British Telecommunications plc, 5.15%, 1/15/13	1,000,000	1,013,083
Deutsche Telekom International Finance BV, 5.25%, 7/22/13	1,300,000	1,348,048
Frontier Communications Corp., 6.25%, 1/15/13	1,200,000	1,218,000
Telecom Italia Capital SA, 5.25%, 11/15/13	500,000	516,875
Telefonica Emisiones SAU, 2.58%, 4/26/13	1,000,000	1,003,750

8

	Principal Amount	Value
Verizon Communications, Inc., 1.95%, 3/28/14	$1,000,000	$1,023,229
Verizon Communications, Inc., 1.25%, 11/3/14	1,000,000	1,016,339
Windstream Corp., 8.125%, 8/1/13	1,000,000	1,055,000
		8,194,324
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 7.75%, 3/1/14	384,000	414,720
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	581,250
FOOD AND STAPLES RETAILING — 0.6%
Delhaize Group SA, 5.875%, 2/1/14	1,000,000	1,051,019
Dollar General Corp., 4.125%, 7/15/17	200,000	210,000
Walgreen Co., 1.00%, 3/13/15	1,500,000	1,506,774
		2,767,793
FOOD PRODUCTS — 1.3%
General Mills, Inc., 5.25%, 8/15/13	1,100,000	1,145,899
Kellogg Co., 4.25%, 3/6/13	1,104,000	1,121,975
Kraft Foods Group, Inc., 1.625%, 6/4/15(1)	2,000,000	2,031,616
Kraft Foods, Inc., 2.625%, 5/8/13	1,500,000	1,517,706
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	207,396
		6,024,592
GAS UTILITIES — 1.3%
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	800,000	854,303
Enterprise Products Operating LLC, 5.60%, 10/15/14	1,000,000	1,093,185
Enterprise Products Operating LLC, 1.25%, 8/13/15	670,000	677,120
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	500,000	524,956
TransCanada PipeLines Ltd., 0.875%, 3/2/15	1,500,000	1,514,889
Williams Partners LP, 3.80%, 2/15/15	1,300,000	1,379,154
		6,043,607
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.9%
Baxter International, Inc., 1.80%, 3/15/13	$1,000,000	$1,006,690
Covidien International Finance SA, 1.875%, 6/15/13	1,000,000	1,009,953
Covidien International Finance SA, 1.35%, 5/29/15	1,000,000	1,013,548
St. Jude Medical, Inc., 2.20%, 9/15/13	1,000,000	1,014,619
		4,044,810
HEALTH CARE PROVIDERS AND SERVICES — 1.1%
Aristotle Holding, Inc., 2.75%, 11/21/14(1)	750,000	779,232
Aristotle Holding, Inc., 2.10%, 2/12/15(1)	1,500,000	1,539,666
Express Scripts, Inc., 6.25%, 6/15/14	1,000,000	1,089,844
HCA, Inc., 6.75%, 7/15/13	500,000	520,000
Medco Health Solutions, Inc., 6.125%, 3/15/13	500,000	512,324
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	331,325
		4,772,391
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16	2,000	2,255
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/1/17	550,000	602,250
		604,505
HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.875%, 11/15/12	500,000	502,640
HOUSEHOLD PRODUCTS — 0.2%
Jarden Corp., 8.00%, 5/1/16	850,000	911,625
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co., 5.00%, 2/1/13	1,000,000	1,015,321
Tyco Electronics Group SA, 1.60%, 2/3/15	500,000	507,818
		1,523,139
INSURANCE — 1.2%
American International Group, Inc., 3.65%, 1/15/14	1,005,000	1,035,241
Berkshire Hathaway Finance Corp., 1.50%, 1/10/14	1,000,000	1,015,051
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(1)	500,000	551,250
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	410,000	432,570

9

	Principal Amount	Value
International Lease Finance Corp., 4.875%, 4/1/15	$600,000	$625,897
MetLife, Inc., 2.375%, 2/6/14	500,000	511,833
Metropolitan Life Global Funding I, 1.70%, 6/29/15(1)	1,000,000	1,020,689
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	200,000	201,309
		5,393,840
INTERNET SOFTWARE AND SERVICES — 0.2%
eBay, Inc., 0.875%, 10/15/13	1,000,000	1,003,282
IT SERVICES — 0.7%
Computer Sciences Corp., 2.50%, 9/15/15	1,000,000	1,015,603
International Business Machines Corp., 0.875%, 10/31/14	2,000,000	2,019,154
		3,034,757
LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	500,000	501,454
Thermo Fisher Scientific, Inc., 2.05%, 2/21/14	1,000,000	1,019,650
		1,521,104
MACHINERY — 0.2%
Caterpillar, Inc., 0.95%, 6/26/15	1,000,000	1,010,470
MEDIA — 2.2%
Comcast Cable Communications LLC, 7.125%, 6/15/13	500,000	523,255
Comcast Corp., 5.30%, 1/15/14	1,560,000	1,652,726
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	1,200,000	1,287,628
Discovery Communications LLC, 3.70%, 6/1/15	500,000	535,181
DISH DBS Corp., 7.00%, 10/1/13	750,000	789,375
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	410,000	444,850
Lamar Media Corp., 9.75%, 4/1/14	250,000	281,250
NBCUniversal Media LLC, 2.10%, 4/1/14	1,220,000	1,246,064
Time Warner, Inc., 3.15%, 7/15/15	1,250,000	1,334,869
Viacom, Inc., 4.375%, 9/15/14	1,500,000	1,605,028
		9,700,226
METALS AND MINING — 1.3%
Anglo American Capital plc, 2.15%, 9/27/13(1)	$1,000,000	$1,006,644
ArcelorMittal, 4.00%, 2/25/15	1,100,000	1,099,889
Barrick Gold Corp., 1.75%, 5/30/14	1,000,000	1,015,267
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)	700,000	700,000
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	1,000,000	1,040,002
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	1,000,000	1,028,650
		5,890,452
MULTI-UTILITIES — 2.3%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)	800,000	864,000
CMS Energy Corp., 4.25%, 9/30/15	530,000	563,815
Commonwealth Edison Co., 1.625%, 1/15/14	980,000	993,312
Dominion Resources, Inc., 2.25%, 9/1/15	1,000,000	1,040,667
DTE Energy Co., VRN, 1.12%, 12/3/12	960,000	962,863
Duke Energy Carolinas LLC, 5.625%, 11/30/12	250,000	252,071
Duke Energy Ohio, Inc., 2.10%, 6/15/13	250,000	253,045
FirstEnergy Solutions Corp., 4.80%, 2/15/15	425,000	457,143
Midamerican Energy Holdings Co., 5.875%, 10/1/12	1,000,000	1,000,000
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	1,000,000	1,007,004
Nisource Finance Corp., 6.15%, 3/1/13	500,000	510,640
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,000,000	1,064,650
Sempra Energy, 2.00%, 3/15/14	1,163,000	1,182,045
		10,151,255
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13	500,000	515,465
OIL, GAS AND CONSUMABLE FUELS — 1.8%
Anadarko Petroleum Corp., 5.75%, 6/15/14	600,000	645,041
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	463,977

10

	Principal Amount	Value
Canadian Natural Resources Ltd., 5.15%, 2/1/13	$420,000	$426,484
Cenovus Energy, Inc., 4.50%, 9/15/14	1,300,000	1,395,216
Encana Corp., 4.75%, 10/15/13	1,000,000	1,038,388
EOG Resources, Inc., 2.95%, 6/1/15	400,000	422,781
Forest Oil Corp., 8.50%, 2/15/14	25,000	27,078
Peabody Energy Corp., 7.375%, 11/1/16	400,000	455,000
Petrobras International Finance Co. – Pifco, 2.875%, 2/6/15	1,000,000	1,030,326
Petrohawk Energy Corp., 7.875%, 6/1/15	1,000,000	1,042,344
Phillips 66, 1.95%, 3/5/15(1)	1,000,000	1,023,814
Sabine Pass LNG LP, 7.25%, 11/30/13	100,000	107,000
		8,077,449
PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 8.25%, 5/1/16(1)	920,000	990,179
PERSONAL PRODUCTS — 0.5%
Procter & Gamble Co. (The), 0.70%, 8/15/14	1,300,000	1,308,919
Procter & Gamble Co. (The), 4.85%, 12/15/15	1,000,000	1,135,075
		2,443,994
PHARMACEUTICALS — 0.7%
GlaxoSmithKline Capital plc, 0.75%, 5/8/15	1,000,000	1,006,623
Sanofi, 1.20%, 9/30/14	950,000	963,575
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	500,000	511,887
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	400,000	429,427
		2,911,512
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
American Tower Corp., 4.625%, 4/1/15	600,000	646,765
Boston Properties LP, 5.00%, 6/1/15	900,000	984,749
ERP Operating LP, 5.20%, 4/1/13	475,000	485,297
HCP, Inc., 2.70%, 2/1/14	1,000,000	1,021,382
HCP, Inc., 3.75%, 2/1/16	600,000	637,376
Simon Property Group LP, 5.75%, 12/1/15	1,000,000	1,131,972
		4,907,541
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, MTN, 6.30%, 6/1/13	$400,000	$412,166
ROAD AND RAIL — 0.8%
CSX Corp., 5.75%, 3/15/13	600,000	614,247
Norfolk Southern Corp., 5.26%, 9/17/14	121,000	131,366
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(1)	1,000,000	1,008,457
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	620,000	620,348
Union Pacific Corp., 4.875%, 1/15/15	1,275,000	1,394,350
		3,768,768
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.2%
Broadcom Corp., 1.50%, 11/1/13	670,000	677,838
SOFTWARE — 0.2%
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	105,512
Intuit, Inc., 5.75%, 3/15/17	200,000	232,501
Oracle Corp., 3.75%, 7/8/14	650,000	688,695
		1,026,708
SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 5.25%, 12/16/13	1,400,000	1,482,240
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc., 8.00%, 12/15/16	700,000	775,257
TOBACCO — 0.3%
Altria Group, Inc., 4.125%, 9/11/15	800,000	876,298
Philip Morris International, Inc., 4.875%, 5/16/13	400,000	411,034
		1,287,332
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,500,000	1,596,151
Vodafone Group plc, 5.00%, 12/16/13	1,320,000	1,391,774
		2,987,925
TOTAL CORPORATE BONDS (Cost $184,868,876)		188,068,659

11

	Principal Amount	Value
U.S. Treasury Securities — 38.8%
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	$4,113,690	$4,279,525
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	3,769,120	4,148,094
U.S. Treasury Notes, 0.75%, 12/15/13	6,000,000	6,039,846
U.S. Treasury Notes, 1.25%, 2/15/14	5,500,000	5,578,419
U.S. Treasury Notes, 1.25%, 3/15/14	5,000,000	5,075,195
U.S. Treasury Notes, 0.625%, 7/15/14	18,500,000	18,630,073
U.S. Treasury Notes, 2.375%, 8/31/14	4,000,000	4,163,284
U.S. Treasury Notes, 0.25%, 9/15/14	10,500,000	10,502,877
U.S. Treasury Notes, 0.50%, 10/15/14	10,000,000	10,052,350
U.S. Treasury Notes, 0.375%, 11/15/14	3,000,000	3,007,968
U.S. Treasury Notes, 2.125%, 11/30/14	6,500,000	6,762,541
U.S. Treasury Notes, 2.25%, 1/31/15	21,500,000	22,491,021
U.S. Treasury Notes, 0.25%, 2/15/15	7,000,000	6,996,717
U.S. Treasury Notes, 2.375%, 2/28/15	3,300,000	3,466,805
U.S. Treasury Notes, 1.875%, 6/30/15	18,600,000	19,405,027
U.S. Treasury Notes, 1.25%, 9/30/15	19,600,000	20,146,664
U.S. Treasury Notes, 1.25%, 10/31/15	8,900,000	9,151,007
U.S. Treasury Notes, 1.375%, 11/30/15	1,500,000	1,548,750
U.S. Treasury Notes, 2.125%, 12/31/15	2,000,000	2,114,688
U.S. Treasury Notes, 1.50%, 7/31/16	11,500,000	11,965,393
TOTAL U.S. TREASURY SECURITIES (Cost $174,896,675)		175,526,244
Collateralized Mortgage Obligations(2) — 6.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	1,104,740	1,168,383
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.93%, 10/1/12	$1,247,266	$1,248,736
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	276,562	283,804
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.94%, 10/1/12	1,585,697	1,535,659
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	400,000	424,803
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	230,784	239,944
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	465,684	483,085
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	57,206	59,052
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.71%, 10/1/12	57,067	57,272
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	214,714	218,812
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	282,159	285,272
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 10/1/12	377,846	330,014
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/12	1,000,000	1,026,003
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	394,893	411,002
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	507,262	523,945
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	540,179	568,563

12

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.875%, 10/1/12	$535,253	$554,048
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	103,682	103,869
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	197,592	208,363
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	183,061	183,310
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.75%, 10/1/12	870,819	897,723
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	184,370	192,073
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	220,551	223,135
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36	68,992	69,429
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.62%, 10/1/12	1,228,079	1,166,887
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 5.35%, 10/1/12	897,944	806,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.61%, 10/1/12	1,447,617	1,278,533
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	263,198	272,778
		14,820,673
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	157,729	164,284
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	969,578	1,010,364
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	$413,579	$426,765
FHLMC, Series 2958, Class QC, 4.50%, 9/15/18	46,279	46,413
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	737,249	783,083
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	4,275,656	4,541,901
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	952,386	1,009,899
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,500,000	2,729,422
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,165,000	2,318,991
FNMA, Series 2006-60, Class KF, VRN, 0.52%, 10/25/12	2,984,216	3,003,122
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	71,578	71,819
		16,106,063
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,978,823)		30,926,736
Commercial Mortgage-Backed Securities(2) — 3.4%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	120,649	122,341
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	242,637	246,259
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/12	550,000	618,071
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/12	450,000	493,207
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 10/1/12	300,000	307,524
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/12	725,000	798,736
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 10/1/12	1,200,000	1,275,199

13

	Principal Amount	Value
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 10/1/12	$400,000	$399,706
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class B, VRN, 5.10%, 10/1/12	651,091	654,258
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 10/1/12	452,000	475,544
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	780,815	786,951
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/12	325,000	348,381
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	830,000	896,032
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	375,000	408,633
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	550,000	577,104
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 10/11/12	600,000	641,846
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,236,898	1,266,012
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/12	700,000	760,568
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/11/12	600,000	666,614
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	138,008	139,266
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 10/1/12	315,239	315,197
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	$137,074	$139,341
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,850,000	1,992,518
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 10/1/12	800,000	880,822
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,933,340)		15,210,130
U.S. Government Agency Securities — 3.3%
FHLB, 0.875%, 12/27/13	1,500,000	1,512,527
FHLB, 0.375%, 1/29/14	1,975,000	1,979,446
FHLB, 0.50%, 11/20/15	1,400,000	1,404,575
FHLMC, 0.625%, 12/29/14	4,000,000	4,027,704
FHLMC, 2.875%, 2/9/15	1,800,000	1,907,447
FHLMC, 2.50%, 5/27/16	4,000,000	4,293,840
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $15,032,145)		15,125,539
U.S. Government Agency Mortgage-Backed Securities(2) — 2.9%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.9%
FHLMC, VRN, 2.58%, 10/15/12	1,299,787	1,360,682
FHLMC, VRN, 2.68%, 10/15/12	1,594,650	1,684,184
FHLMC, VRN, 3.55%, 10/15/12	1,274,717	1,347,843
FHLMC, VRN, 3.72%, 10/15/12	1,723,388	1,829,541
FHLMC, VRN, 4.03%, 10/15/12	959,997	1,024,322
FHLMC, VRN, 6.16%, 10/15/12	445,094	483,996
FNMA, VRN, 3.10%, 10/25/12	1,779,328	1,881,507
FNMA, VRN, 3.35%, 10/25/12	585,488	618,603
FNMA, VRN, 3.37%, 10/25/12	1,561,516	1,656,120
FNMA, VRN, 3.48%, 10/25/12	22,130	23,579

14

	Principal Amount	Value
FNMA, VRN, 3.55%, 10/25/12	$832,460	$887,596
		12,797,973
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
FHLMC, 5.50%, 12/1/36	25,375	27,824
FNMA, 5.00%, 7/1/20	80,055	87,330
FNMA, 5.50%, 7/1/36	19,797	21,738
		136,892
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,585,168)		12,934,865
Municipal Securities — 0.6%
California GO, 5.25%, 4/1/14	1,000,000	1,065,490
Illinois GO, 4.42%, 1/1/15	1,000,000	1,061,840
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(3)	400,000	412,724
TOTAL MUNICIPAL SECURITIES (Cost $2,401,752)		2,540,054
Sovereign Governments and Agencies — 0.5%
CANADA — 0.1%
Province of Ontario Canada, 1.375%, 1/27/14	408,000	413,728
MULTI-NATIONAL — 0.4%
European Investment Bank, 0.875%, 12/15/14	2,000,000	2,018,118
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,408,239)		2,431,846

	Principal Amount/ Shares	Value
Asset-Backed Securities(2) — 0.3%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	$374,881	$382,167
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	357,091	357,379
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16	511,978	522,848
TOTAL ASSET-BACKED SECURITIES (Cost $1,244,091)		1,262,394
Temporary Cash Investments — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $3,685,408), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $3,611,247)		3,611,214
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $2,211,264), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $2,166,755)		2,166,728
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $736,251), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $722,250)		722,243
SSgA U.S. Government Money Market Fund	1,584,224	1,584,224
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,084,409)		8,084,409
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $446,433,518)		452,110,876
OTHER ASSETS AND LIABILITIES†		(46,269)
TOTAL NET ASSETS — 100.0%		$452,064,607

15

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,088,200	NOK for SEK	Deutsche Bank	10/25/12	$364,195	$14,037
1,771,300	NOK for SEK	HSBC Holdings plc	10/25/12	308,925	9,634
2,080,200	NOK for SEK	UBS AG	10/25/12	362,800	9,078
160,800	AUD for USD	Westpac Group	10/25/12	166,474	2,887
1,779,800	CAD for USD	Barclays Bank plc	10/25/12	1,809,484	65,556
222,200	CHF for USD	Deutsche Bank	10/25/12	236,356	11,835
1,434,216,798	KRW for USD	HSBC Holdings plc	10/25/12	1,287,125	46,989
5,501,900	NOK for USD	Deutsche Bank	10/25/12	959,565	60,429
267,100	NZD for USD	Westpac Group	10/25/12	221,041	11,491
1,955,100	SEK for USD	Deutsche Bank	10/25/12	297,434	17,958
488,600	SGD for USD	HSBC Holdings plc	10/25/12	398,130	10,998
7,673,400	TWD for USD	HSBC Holdings plc	10/25/12	261,628	5,788
				$6,673,157	$266,680

(Value on Settlement Date $6,406,477)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,369,042	SEK for NOK	Deutsche Bank	10/25/12	$360,408	$(10,251)
1,993,828	SEK for NOK	HSBC Holdings plc	10/25/12	303,326	(4,034)
2,351,978	SEK for NOK	UBS AG	10/25/12	357,813	(4,091)
825,583	EUR for USD	UBS AG	10/25/12	1,061,154	(59,152)
361,217	GBP for USD	UBS AG	10/25/12	583,253	(23,056)
193,882,400	JPY for USD	UBS AG	10/25/12	2,484,867	(9,730)
488,600	SGD for USD	HSBC Holdings plc	10/25/12	398,130	450
7,673,400	TWD for USD	HSBC Holdings plc	10/25/12	261,628	(450)
				$5,810,579	$(110,314)

(Value on Settlement Date $5,700,265)

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Barclays Bank plc/CDX North America High Yield 11 Index	$249,000	Sell*	5.00%	12/20/13	$(13,981)	$24,855	$10,874

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

16

Notes to Schedule of Investments

AUD = Australian Dollar
CAD = Canadian Dollar
CDX = Credit Derivatives Indexes
CHF = Swiss Franc
EUR = Euro
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GBP = British Pound
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
KRW = South Korea Won
LB-UBS = Lehman Brothers, Inc. — UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
TWD = Taiwanese Dollar
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
† Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $23,110,834, which represented 5.1% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $446,433,518)	$452,110,876
Cash	122,503
Receivable for investments sold	423,285
Receivable for capital shares sold	1,100,281
Unrealized gain on forward foreign currency exchange contracts	267,130
Swap agreements, at value (including net premiums paid (received) of $(13,981))	10,874
Interest receivable	2,482,093
456,517,042

Liabilities
Payable for investments purchased	3,128,402
Payable for capital shares redeemed	871,580
Unrealized loss on forward foreign currency exchange contracts	110,764
Accrued management fees	214,958
Distribution and service fees payable	60,632
Dividends payable	66,099
4,452,435

Net Assets	$452,064,607

Net Assets Consist of:
Capital paid in	$446,129,532
Accumulated net investment loss	(493,623)
Undistributed net realized gain	570,118
Net unrealized appreciation	5,858,580
$452,064,607

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$237,930,683	22,537,791	$10.56
Institutional Class	$35,565,656	3,369,361	$10.56
A Class	$138,975,578	13,165,099	$10.56*
C Class	$37,980,111	3,596,390	$10.56
R Class	$1,612,579	152,682	$10.56

*Maximum offering price $10.80 (net asset value divided by 0.9775).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,516,571

Expenses:
Management fees	1,260,550
Distribution and service fees:
A Class	165,407
C Class	196,542
R Class	3,371
Trustees’ fees and expenses	15,441
Other expenses	497
1,641,808

Net investment income (loss)	1,874,763

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	567,930
Swap agreement transactions	9,903
Foreign currency transactions	(160,116)
417,717

Change in net unrealized appreciation (depreciation) on:
Investments	1,973,703
Swap agreements	(2,138)
Translation of assets and liabilities in foreign currencies	361,255
2,332,820

Net realized and unrealized gain (loss)	2,750,537

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,625,300

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$1,874,763	$4,789,140
Net realized gain (loss)	417,717	3,284,468
Change in net unrealized appreciation (depreciation)	2,332,820	618,143
Net increase (decrease) in net assets resulting from operations	4,625,300	8,691,751

Distributions to Shareholders
From net investment income:
Investor Class	(1,332,064)	(5,014,082)
Institutional Class	(184,336)	(541,610)
A Class	(603,347)	(2,792,597)
B Class	—	(3,430)
C Class	(32,787)	(644,653)
R Class	(4,613)	(35,819)
Decrease in net assets from distributions	(2,157,147)	(9,032,191)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	65,248,081	(369,255)

Net increase (decrease) in net assets	67,716,234	(709,695)

Net Assets
Beginning of period	384,348,373	385,058,068
End of period	$452,064,607	$384,348,373

Accumulated net investment loss	$(493,623)	$(211,239)

See Notes to Financial Statements.

20

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income. The fund pursues its objectives by investing at least 65% of its assets in investment-grade, non-money market debt securities and up to 35% of its assets in high-yield and/or emerging markets debt securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

21

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

22

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2012 was 0.59% for the Investor Class, A Class, C Class and R Class and 0.39% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

23

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $198,750,758, of which $148,796,872 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $131,994,953, of which $78,295,711 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	13,024,262	$136,851,235	11,732,898	$123,619,646
Issued in reinvestment of distributions	104,287	1,097,390	409,675	4,305,915
Redeemed	(9,027,358)	(95,029,822)	(10,749,634)	(113,196,076)
	4,101,191	42,918,803	1,392,939	14,729,485
Institutional Class
Sold	1,801,447	18,936,676	2,455,750	25,859,651
Issued in reinvestment of distributions	17,426	183,435	51,491	540,853
Redeemed	(305,771)	(3,217,535)	(4,925,925)	(51,963,959)
	1,513,102	15,902,576	(2,418,684)	(25,563,455)
A Class
Sold	3,343,879	35,187,480	6,650,699	70,088,332
Issued in reinvestment of distributions	36,393	382,930	184,207	1,935,518
Redeemed	(2,672,998)	(28,116,459)	(5,323,592)	(56,097,273)
	707,274	7,453,951	1,511,314	15,926,577
B Class	N/A
Sold			16,011	168,864
Issued in reinvestment of distributions			198	2,088
Redeemed			(101,376)	(1,069,423)
			(85,167)	(898,471)
C Class
Sold	671,277	7,059,640	1,706,336	18,001,982
Issued in reinvestment of distributions	2,094	22,022	43,304	454,557
Redeemed	(765,955)	(8,060,164)	(2,138,224)	(22,541,152)
	(92,584)	(978,502)	(388,584)	(4,084,613)
R Class
Sold	45,628	481,286	80,320	847,875
Issued in reinvestment of distributions	420	4,419	3,370	35,412
Redeemed	(50,862)	(534,452)	(129,007)	(1,362,065)
	(4,814)	(48,747)	(45,317)	(478,778)
Net increase (decrease)	6,224,169	$65,248,081	(33,499)	$(369,255)

24

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	—	$188,068,659	—
U.S. Treasury Securities	—	175,526,244	—
Collateralized Mortgage Obligations	—	30,926,736	—
Commercial Mortgage-Backed Securities	—	15,210,130	—
U.S. Government Agency Securities	—	15,125,539	—
U.S. Government Agency Mortgage-Backed Securities	—	12,934,865	—
Municipal Securities	—	2,540,054	—
Sovereign Governments and Agencies	—	2,431,846	—
Asset-Backed Securities	—	1,262,394	—
Temporary Cash Investments	$1,584,224	6,500,185	—
Total Value of Investment Securities	$1,584,224	$450,526,652	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$156,366	—
Swap Agreements	—	24,855	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$181,221	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the

25

holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$10,874	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	267,130	Unrealized loss on forward foreign currency exchange contracts	$110,764
		$278,004		$110,764
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$9,903	Change in net unrealized appreciation (depreciation) on swap agreements	$(2,138)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(132,994)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	364,197
		$(123,091)		$362,059

26

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$446,433,518
Gross tax appreciation of investments	$5,829,346
Gross tax depreciation of investments	(151,988)
Net tax appreciation (depreciation) of investments	$5,677,358

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2012, the fund had late-year ordinary loss deferrals of $(210,819), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$10.50	0.05	0.07	0.12	(0.06)	—	(0.06)	$10.56	1.16%	0.60	%(4)	1.02	%(4)	31%	$237,931
2012	$10.51	0.15	0.11	0.26	(0.27)	—	(0.27)	$10.50	2.52%	0.61%		1.48%		100%	$193,624
2011	$10.46	0.19	0.07	0.26	(0.20)	(0.01)	(0.21)	$10.51	2.48%	0.61%		1.77%		72%	$179,159
2010	$10.26	0.23	0.27	0.50	(0.24)	(0.06)	(0.30)	$10.46	4.98%	0.61%		2.25%		111%	$93,643
2009	$10.26	0.29	0.14	0.43	(0.35)	(0.08)	(0.43)	$10.26	4.29%	0.62%		2.90%		182%	$14,083
2008	$10.00	0.45	0.25	0.70	(0.44)	—	(0.44)	$10.26	7.17%	0.62%		4.42%		113%	$2,301
Institutional Class
2012(3)	$10.50	0.06	0.07	0.13	(0.07)	—	(0.07)	$10.56	1.26%	0.40	%(4)	1.22	%(4)	31%	$35,566
2012	$10.51	0.18	0.10	0.28	(0.29)	—	(0.29)	$10.50	2.72%	0.41%		1.68%		100%	$19,492
2011	$10.46	0.20	0.08	0.28	(0.22)	(0.01)	(0.23)	$10.51	2.69%	0.41%		1.97%		72%	$44,932
2010	$10.26	0.25	0.27	0.52	(0.26)	(0.06)	(0.32)	$10.46	5.19%	0.41%		2.45%		111%	$1,348
2009	$10.26	0.37	0.08	0.45	(0.37)	(0.08)	(0.45)	$10.26	4.49%	0.42%		3.10%		182%	$84
2008	$10.00	0.47	0.25	0.72	(0.46)	—	(0.46)	$10.26	7.38%	0.42%		4.62%		113%	$1,818

28

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2012(3)	$10.50	0.04		0.07	0.11	(0.05)	—	(0.05)	$10.56	1.03%	0.85	%(4)	0.77	%(4)	31%	$138,976
2012	$10.51	0.13		0.11	0.24	(0.25)	—	(0.25)	$10.50	2.26%	0.86%		1.23%		100%	$130,824
2011	$10.46	0.16		0.07	0.23	(0.17)	(0.01)	(0.18)	$10.51	2.23%	0.86%		1.52%		72%	$115,063
2010	$10.26	0.21		0.27	0.48	(0.22)	(0.06)	(0.28)	$10.46	4.72%	0.86%		2.00%		111%	$99,307
2009	$10.26	0.26		0.15	0.41	(0.33)	(0.08)	(0.41)	$10.26	4.03%	0.87%		2.65%		182%	$61,314
2008	$10.00	0.42		0.25	0.67	(0.41)	—	(0.41)	$10.26	6.91%	0.87%		4.17%		113%	$4,559
C Class
2012(3)	$10.51	—	(5)	0.06	0.06	(0.01)	—	(0.01)	$10.56	0.56%	1.60	%(4)	0.02	%(4)	31%	$37,980
2012	$10.51	0.05		0.12	0.17	(0.17)	—	(0.17)	$10.51	1.59%	1.61%		0.48%		100%	$38,754
2011	$10.46	0.08		0.07	0.15	(0.09)	(0.01)	(0.10)	$10.51	1.47%	1.61%		0.77%		72%	$42,875
2010	$10.26	0.13		0.27	0.40	(0.14)	(0.06)	(0.20)	$10.46	3.94%	1.61%		1.25%		111%	$28,464
2009	$10.26	0.21		0.12	0.33	(0.25)	(0.08)	(0.33)	$10.26	3.25%	1.62%		1.90%		182%	$10,042
2008	$10.00	0.34		0.26	0.60	(0.34)	—	(0.34)	$10.26	6.11%	1.62%		3.42%		113%	$3,006
R Class
2012(3)	$10.51	0.03		0.06	0.09	(0.04)	—	(0.04)	$10.56	0.81%	1.10	%(4)	0.52	%(4)	31%	$1,613
2012	$10.52	0.10		0.11	0.21	(0.22)	—	(0.22)	$10.51	2.01%	1.11%		0.98%		100%	$1,655
2011	$10.46	0.13		0.09	0.22	(0.15)	(0.01)	(0.16)	$10.52	2.07%	1.11%		1.27%		72%	$2,133
2010	$10.26	0.18		0.27	0.45	(0.19)	(0.06)	(0.25)	$10.46	4.46%	1.11%		1.75%		111%	$432
2009	$10.26	0.33		0.05	0.38	(0.30)	(0.08)	(0.38)	$10.26	3.77%	1.12%		2.40%		182%	$61
2008	$10.00	0.40		0.25	0.65	(0.39)	—	(0.39)	$10.26	6.64%	1.12%		3.92%		113%	$1,801

29

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

30

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

31

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

32

process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

33

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

34

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

35

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76711   1211

SEMIANNUAL REPORT                    SEPTEMBER 30, 2012

Prime Money Market Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	21
Approval of Management Agreement	23
Additional Information	28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2012
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BPRXX	0.01%(2)	0.01%(2)	0.89%(2)	1.72%(2)	3.11%(2)	11/17/93
A Class No sales charge* With sales charge*	ACAXX	0.01%(2) -0.99%(2)	0.01%(2) 0.01%(2)	0.80%(2) 0.80%(2)	1.55%(2) 1.55%(2)	2.25%(2) 2.25%(2)	8/28/98
B Class No sales charge* With sales charge*	BPMXX	0.01%(2) -4.99%(2)	0.01%(2) -3.99%(2)	0.56%(2) 0.36%(2)	— —	1.18%(2) 1.18%(2)	1/31/03
C Class No sales charge* With sales charge*	ARCXX	0.01%(2) -0.99%(2)	0.01%(2) 0.01%(2)	0.63%(2) 0.63%(2)	1.25%(2) 1.25%(2)	1.23%(2) 1.23%(2)	5/7/02

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class and C Class shares may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	A Class	B Class	C Class
0.58%	0.83%	1.58%	1.33%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2012
7-Day Current Yields	Investor Class	A Class	B Class	C Class
After waiver(1)	0.01%	0.01%	0.01%	0.01%
Before waiver	-0.32%	-0.57%	-1.32%	-1.07%
7-Day Effective Yields	Investor Class	A Class	B Class	C Class
After waiver(1)	0.01%	0.01%	0.01%	0.01%
(1)Yields would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	35 days
Weighted Average Life	53 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	68%
31-90 days	22%
91-180 days	5%
More than 180 days	5%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$1.25	0.25%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.91	0.58%
A Class (after waiver)	$1,000	$1,000.10	$1.25	0.25%
A Class (before waiver)	$1,000	$1,000.10(2)	$4.16	0.83%
B Class (after waiver)	$1,000	$1,000.10	$1.25	0.25%
B Class (before waiver)	$1,000	$1,000.10(2)	$7.92	1.58%
C Class (after waiver)	$1,000	$1,000.10	$1.25	0.25%
C Class (before waiver)	$1,000	$1,000.10(2)	$6.67	1.33%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.82	$1.27	0.25%
Investor Class (before waiver)	$1,000	$1,022.16	$2.94	0.58%
A Class (after waiver)	$1,000	$1,023.82	$1.27	0.25%
A Class (before waiver)	$1,000	$1,020.91	$4.20	0.83%
B Class (after waiver)	$1,000	$1,023.82	$1.27	0.25%
B Class (before waiver)	$1,000	$1,017.15	$7.99	1.58%
C Class (after waiver)	$1,000	$1,023.82	$1.27	0.25%
C Class (before waiver)	$1,000	$1,018.40	$6.73	1.33%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
Commercial Paper(1) — 44.2%
Bank of Nova Scotia, 0.32%, 10/12/12	$25,000,000	$25,000,000
Bank of Nova Scotia, 0.76%, 10/18/12	3,000,000	3,000,695
Barclays Bank PLC, 0.21%, 10/4/12 (LOC: Barclays Bank PLC)(2)	50,000,000	49,999,125
Catholic Health Initiatives, 0.28%, 10/4/12	9,250,000	9,250,000
Catholic Health Initiatives, 0.27%, 12/5/12	16,750,000	16,750,000
Chariot Funding LLC, 0.22%, 11/6/12(2)	35,000,000	34,992,300
Chariot Funding LLC, 0.18%, 11/13/12(2)	33,000,000	32,992,905
Chariot Funding LLC, 0.21%, 12/17/12(2)	5,000,000	4,997,754
Charta LLC, 0.40%, 10/15/12(2)	15,000,000	14,997,667
Charta LLC, 0.12%, 11/2/12(2)	7,800,000	7,797,920
Charta LLC, 0.13%, 11/6/12(2)	25,000,000	24,993,000
Charta LLC, 0.15%, 11/16/12(2)	16,500,000	16,493,675
City of Austin, 0.19%, 10/3/12 (LOC: JPMorgan Chase Bank N.A.)	5,500,000	5,499,942
City of Austin, 0.09%, 11/13/12 (LOC: JPMorgan Chase Bank N.A.)	3,928,000	3,927,062
City of Chicago, 0.30%, 10/25/12 (LOC: Wells Fargo Bank N.A.)	4,979,000	4,978,004
County of Oakland-Alameda, 0.25%, 10/19/12 (LOC: Bank of New York Mellon)	30,000,000	30,000,000
CRC Funding LLC, 0.40%, 10/15/12(2)	40,000,000	39,993,778
CRC Funding LLC, 0.33%, 11/8/12(2)	30,000,000	29,989,867
Crown Point Capital Co. LLC, 0.18%, 10/2/12(2)	2,000,000	1,999,990
Crown Point Capital Co. LLC, 0.26%, 10/2/12(2)	31,500,000	31,499,772
Crown Point Capital Co. LLC, 0.35%, 10/2/12(2)	1,500,000	1,499,985
General Electric Capital Corp., 0.24%, 10/2/12	50,000,000	49,999,667
Govco LLC, 0.32%, 11/5/12(2)	25,000,000	24,992,222
Govco LLC, 0.16%, 11/7/12(2)	$15,000,000	$14,995,067
Govco LLC, 0.33%, 11/7/12(2)	15,000,000	14,995,067
Govco LLC, 0.34%, 11/19/12(2)	4,000,000	3,998,203
Govco LLC, 0.16%, 11/20/12(2)	52,000,000	51,975,444
Jupiter Securitization Co. LLC, 0.15%, 10/1/12(2)	25,000,000	25,000,000
Jupiter Securitization Co. LLC, 0.21%, 10/1/12(2)	28,066,000	28,066,000
Jupiter Securitization Co. LLC, 0.22%, 11/7/12(2)	21,000,000	20,995,252
Legacy Capital LLC, 0.26%, 10/2/12(2)	35,000,000	34,999,747
Lexington Parker Capital, 0.26%, 10/2/12(2)	35,000,000	34,999,747
Liberty Street Funding LLC, 0.14%, 10/4/12 (LOC: Bank of Nova Scotia)(2)	10,000,000	9,999,883
Liberty Street Funding LLC, 0.16%, 10/15/12 (LOC: Bank of Nova Scotia)(2)	4,800,000	4,799,701
Liberty Street Funding LLC, 0.18%, 11/21/12 (LOC: Bank of Nova Scotia)(2)	13,000,000	12,996,685
Liberty Street Funding LLC, 0.20%, 12/12/12 (LOC: Bank of Nova Scotia)(2)	689,000	688,724
Nestle Finance International Ltd., 0.30%, 12/17/12 (LOC: Nestle S.A.)	20,000,000	19,987,167
Nestle Finance International Ltd., 0.31%, 1/15/13 (LOC: Nestle S.A.)	30,000,000	29,972,617
Old Line Funding LLC, 0.18%, 10/18/12 (LOC: Royal Bank of Canada)(2)	7,025,000	7,024,403
Old Line Funding LLC, 0.24%, 11/26/12 (LOC: Royal Bank of Canada)(2)	45,000,000	44,983,200
Old Line Funding LLC, 0.22%, 1/23/13 (LOC: Royal Bank of Canada)(2)	7,737,000	7,731,610
Providence Health & Services, 0.24%, 10/9/12	30,000,000	30,000,000
Reckitt Benckiser Treasury Services PLC, 0.18%, 11/6/12 (LOC: Reckitt Benckiser Group PLC)(2)	4,500,000	4,499,190
Salvation Army (The), 0.21%, 10/18/12	10,000,000	9,999,008

7

	Principal Amount	Value
San Diego County Water Authority, 0.20%, 10/1/12	$17,500,000	$17,500,000
Thunder Bay Funding LLC, 0.24%, 10/23/12 (LOC: Royal Bank of Canada)(2)	30,000,000	29,995,600
Thunder Bay Funding LLC, 0.16%, 1/9/13 (LOC: Royal Bank of Canada)(2)	20,000,000	19,986,667
Toronto-Dominion Holdings USA, 0.17%, 11/19/12	25,000,000	25,000,000
Toyota Motor Credit Corp., 0.34%, 10/5/12 (LOC: Toyota Motor Credit Corp.)	8,000,000	7,999,707
Toyota Motor Credit Corp., 0.27%, 11/26/12	25,000,000	24,989,500
University of California, 0.10%, 11/13/12	10,000,000	9,997,850
TOTAL COMMERCIAL PAPER		1,013,821,369
Municipal Securities — 32.9%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.26%, 10/1/12 (LOC: Bank of America N.A.)	2,950,000	2,950,000
ABAG Finance Authority for Nonprofit Corps. Series 2001 B (Public Policy Institute), VRDN, 0.39%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority (Autumn Press Inc.), VRDN, 0.22%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	1,702,000	1,702,000
Alameda County Industrial Development Authority (Segale Bros. Wood Products), VRDN, 0.60%, 10/4/12 (LOC: Bank of the West)	1,700,000	1,700,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.24%, 10/1/12	2,200,000	2,200,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.24%, 10/1/12	7,200,000	7,200,000
Brazos River Authority, Series 2001 I, (Texas Competitive Electric), VRDN, 0.30%, 10/3/12 (LOC: Citibank N.A.)	11,000,000	11,000,000
Brookhaven Industrial Development Agency Rev., (Methodist Hospital System), VRDN, 0.18%, 10/4/12 (LOC: Capital One N.A and U.S. Bank N.A.)	$3,725,000	$3,725,000
California Statewide Communities Development Authority (Varenna Care Center), VRDN, 0.20%, 10/4/12 (LOC: FHLB)	2,970,000	2,970,000
City & County of Denver Rev., Series 2011 B, 2.50%, 11/15/12	5,000,000	5,012,038
City of Alliance (Alliance Obligated Group), VRDN, 0.20%, 10/1/12 (Radian)(LOC: JPMorgan Chase Bank N.A.)	2,425,000	2,425,000
City of Chicago (Lufthansa German), VRDN, 0.26%, 10/3/12 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of El Monte COP, Series 2003 B (Community Improvement), VRDN, 0.37%, 10/4/12 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)	1,710,000	1,710,000
City of Indianapolis (Nora Pines Apartments), VRDN, 0.21%, 10/4/12 (LOC: FNMA)	9,275,000	9,275,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.25%, 10/3/12 (LOC: JPMorgan Chase Bank N.A.)	3,675,000	3,675,000
City of Kansas City Rev., Series 2009 D, (Chouteau I-35), VRDN, 0.25%, 10/3/12 (LOC: JPMorgan Chase Bank N.A.)	3,415,000	3,415,000
City of New York GO, Series 2009 D-2, 2.25%, 12/1/12	3,000,000	3,009,628
City of New York GO, Series 2011 J1, 0.87%, 6/1/13	4,500,000	4,513,993
City of Oakdale Rev., (Housing Cottage Homesteads), VRDN, 0.22%, 10/4/12 (LOC: FHLMC)	2,900,000	2,900,000
City of Portland GO, (Pension Buildings), VRDN, 0.36%, 10/3/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	29,900,000	29,900,000

8

	Principal Amount	Value
City of Riverside Water Rev., Series 2011 A, VRN, 0.23%, 10/4/12	$8,875,000	$8,875,000
Colorado Educational & Cultural Facilities Authority, Series 2005 C1 (National Jewish Federation Bond Program), VRDN, 0.20%, 10/1/12 (LOC: U.S. Bank N.A.)	10,890,000	10,890,000
Connecticut Housing Finance Authority, Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.18%, 10/4/12 (SBBPA: FHLB)	19,055,000	19,055,000
County of Buchanan, Series 2009 A, (Lifeline Foods, LLC), VRDN, 0.21%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	6,450,000	6,450,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.22%, 10/1/12	19,700,000	19,700,000
Floyd County Development Authority (Georgia Power Co. Plant Hammond), VRDN, 0.22%, 10/1/12	8,000,000	8,000,000
Harris County Cultural Education Facilities Finance Corp. Rev, Series 2008 C1, (Methodist Hospital System), VRDN, 0.20%, 10/1/12	19,400,000	19,400,000
Harrisonburg Redevelopment & Housing Authority Multi-Family (Stoney Ridge/Dale Forest), VRDN, 0.17%, 10/4/12 (LOC: FHLMC)	5,100,000	5,100,000
Hawaii State Department of Budget & Finance Rev., (Wailuku River Hydroelectric Power), VRDN, 0.20%, 10/2/12 (LOC: Union Bank N.A.)	9,162,000	9,162,000
Illinois Finance Authority Rev., Series 2009 B, (Provena Health), VRDN, 0.20%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	9,100,000	9,100,000
Iowa Finance Authority Private College (Central College), VRDN, 0.20%, 10/1/12 (LOC: Wells Fargo Bank N.A.)	1,050,000	1,050,000
JEA, 2.00%, 10/1/12	7,935,000	7,935,000
JJB Properties LLC (Rental Property), VRDN, 0.21%, 10/4/12 (LOC: Arvest Bank and FHLB)	$5,850,000	$5,850,000
King County Housing Authority (Auburn Court Apartments), VRDN, 0.21%, 10/4/12 (LOC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.22%, 10/4/12 (LOC: FHLB)	11,795,000	11,795,000
Long Island Power Authority Electric System Rev., Series 1998-2B, VRDN, 0.26%, 10/1/12 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Louisiana Public Facilities Authority Rev., (Dynamic Fuels LLC), VRDN, 0.20%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	25,465,000	25,465,000
Maine State Housing Authority Rev., Series 2004 B-3, VRDN, 0.23%, 10/4/12 (SBBPA: State Street Bank & Trust Co.)	5,000,000	5,000,000
Maryland Community Development Administration Rev., Series 2008 C, (Multi-Family Development), VRDN, 0.19%, 10/4/12 (LOC: FHLMC)	5,875,000	5,875,000
Massachusetts Water Resources Authority Series 2002 C, (Multi-Modal), VRDN, 0.21%, 10/1/12 (LOC: Landesbank Hessen-Thuringen Girozentrale)	5,420,000	5,420,000
Miami-Dade County Industrial Development Authority Rev., (Ram Investments), VRDN, 0.26%, 10/1/12 (LOC: PNC Bank N.A.)(3)	2,260,000	2,260,000
Michigan Strategic Fund Rev., (Consumers Energy Co.), VRDN, 0.17%, 10/3/12 (LOC: JPMorgan Chase Bank N.A.)	15,000,000	15,000,000
Mississippi Business Finance Corp. (Medical Development Properties LLC), VRDN, 0.30%, 10/4/12 (LOC: BancorpSouth Bank and FHLB)	4,725,000	4,725,000

9

	Principal Amount	Value
Mississippi Business Finance Corp., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.30%, 10/4/12 (LOC: Trustmark National Bank and FHLB)	$3,405,000	$3,405,000
Missouri State Health & Educational Facilities Authority Series 2002 A, (Christian Brothers), VRDN, 0.18%, 10/4/12 (LOC: Commerce Bank)	8,700,000	8,700,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.23%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	13,595,000	13,595,000
Montgomery County Industrial Development Authority Rev., Series 2007 B, (LaSalle College), VRDN, 0.27%, 10/4/12 (LOC: PNC Bank N.A.)	1,270,000	1,270,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.19%, 10/4/12 (LOC: East West Bank and FHLB)	5,000,000	5,000,000
Nevada Housing Division Rev., Series 1999 A, (Apache), VRDN, 0.19%, 10/4/12 (LOC: FNMA)	7,000,000	7,000,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.24%, 10/1/12 (LOC: TD Bank N.A.)	9,125,000	9,125,000
New Mexico Educational Assistance Foundation Series 2003 A2, (Education Loan), VRDN, 0.19%, 10/3/12 (LOC: Royal Bank of Canada)	3,850,000	3,850,000
New Mexico Hospital Equipment Loan Council Rev., Series 2010 B, (San Juan Regional Medical Center), VRDN, 0.29%, 10/3/12 (LOC: Wells Fargo Bank N.A.)	8,645,000	8,645,000
New York City Housing Development Corp. Rev., Series 2003 B, VRDN, 0.40%, 10/3/12 (LOC: Landesbank Baden-Wurttemberg)	1,700,000	1,700,000
New York City Housing Development Corp. Rev., Series 2004 A, (Nagle Courtyard Apartments), VRDN, 0.19%, 10/3/12 (LOC: FNMA)	$4,200,000	$4,200,000
New York City Housing Development Corp., Series 2003 A, (Upper East Lease Associations), VRDN, 0.29%, 10/3/12 (LOC: Landesbank Baden-Wurttemberg)	10,900,000	10,900,000
New York City Transitional Finance Authority Rev., Series 2002 3E, VRDN, 0.22%, 10/1/12 (SBBPA: Landesbank Baden-Wurttemberg)	4,400,000	4,400,000
New York State Dormitory Authority Rev., Series 2011 D, 0.84%, 3/15/13	6,500,000	6,513,382
New York State Housing Finance Agency Rev., Series 2002 A, VRDN, 0.19%, 10/3/12 (LOC: FHLMC)	13,000,000	13,000,000
New York State Urban Development Corp. Rev., 2.03%, 12/15/12	6,500,000	6,522,899
Oregon State Facilities Authority, Series 2003 A, (Housing Vintage at Bend Apartments), VRDN, 0.24%, 10/4/12 (LOC: FNMA)	5,500,000	5,500,000
Oregon State Housing & Community Services Department, Series 2009 B1, (Pearl Family Housing), VRDN, 0.17%, 10/4/12 (LOC: U.S. Bank N.A.)	3,650,000	3,650,000
Pennsylvania Economic Development Financing Authority (NHS-AVS LLC), VRDN, 0.20%, 10/1/12 (LOC: Bank of America N.A.)	8,830,000	8,830,000
Port Freeport (BASF Corp.), VRDN, 0.34%, 10/3/12	6,600,000	6,600,000
Port Freeport (Multi Mode-BASF Corp), VRDN, 0.34%, 10/3/12	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources), VRDN, 0.22%, 10/3/12 (GA: Flint Hills Resources)	10,000,000	10,000,000

10

	Principal Amount	Value
Port of Corpus Christi Authority of Nueces County, Series 2002 A, (Flint Hillls Resources), VRDN, 0.24%, 10/3/12 (GA: Flint Hills Resources)	$15,000,000	$15,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.18%, 10/4/12 (LOC: Bank of America N.A. and Toronto Dominion Bank)	6,405,000	6,405,000
Putnam County Development Authority Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.24%, 10/1/12	6,800,000	6,800,000
Rhode Island Health & Educational Building Corp. (Bryant University), VRDN, 0.18%, 10/3/12 (LOC: TD Bank N.A.)	19,970,000	19,970,000
Rhode Island Student Loan Authority Rev., Series 2012 B, (Guaranteed Student Loans), VRDN, 0.16%, 10/3/12 (LOC: State Street Bank & Trust Co.)	10,000,000	10,000,000
San Pablo Redevelopment Agency Tax Allocation Rev., VRDN, 0.20%, 10/1/12 (LOC: Union Bank N.A.)	11,100,000	11,100,000
Santa Ana Housing Authority, Series 1996 A, (Vintage Apartments), VRDN, 0.19%, 10/4/12 (LOC: FNMA)	5,335,000	5,335,000
Scranton Redevelopment Authority Rev., VRDN, 0.27%, 10/4/12 (LOC: PNC Bank N.A.)	5,885,000	5,885,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.26%, 10/4/12 (LOC: PNC Bank N.A.)	2,685,000	2,685,000
Sheridan Redevelopment Agency Tax Allocation Rev., (South Santa Fe Drive), VRDN, 0.27%, 10/4/12 (LOC: JPMorgan Chase Bank N.A.)	10,000,000	10,000,000
South Dakota Health & Educational Facilities Authority Rev., (Regional Health, Inc.), VRDN, 0.20%, 10/1/12 (LOC: U.S. Bank N.A.)	33,370,000	33,370,000
South Dakota Housing Development Authority Rev., Series 2005 G, (Homeownership Mortgage), VRDN, 0.24%, 10/4/12	$6,300,000	$6,300,000
State of Ohio Rev., Series 2012 B, (Development Assistance), 0.60%, 5/30/13	13,815,000	13,815,000
State of Texas GO, Series 2002 IB (Veterans Housing), VRDN, 0.20%, 10/3/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	13,345,000	13,345,000
State of Wisconsin Rev., Series 2003 A, 4.80%, 5/1/13 (AGM)	6,600,000	6,764,470
Town of Hillsborough COP, Series 2000 B, (Water & Sewer System), VRDN, 0.25%, 10/4/12 (SBBPA: JPMorgan Chase Bank N.A.)	6,300,000	6,300,000
University of California (Build America Bonds), VRN, 1.99%, 5/1/13	4,700,000	4,742,868
University of California, Series 2011 AA-2, 0.89%, 7/1/13	12,985,000	13,030,162
University of Kansas Hospital Authority (Health System), VRDN, 0.20%, 10/1/12 (LOC: U.S. Bank N.A.)	5,850,000	5,850,000
USF Financing Corp. COP, Series 2005 B-1, (Master Lease Program), VRDN, 0.18%, 10/3/12 (Ambac)(LOC: Wells Fargo Bank N.A.)	6,550,000	6,550,000
Vermont Student Assistance Corp. Rev., Series 2008 B-1, (Guaranteed Student Loans), VRDN, 0.20%, 10/4/12 (LOC: Bank of New York Mellon)	7,800,000	7,800,000
Washington State Housing Finance Commission (Vintage Chehalis Senior Living), VRDN, 0.22%, 10/4/12 (LOC: FNMA)	8,190,000	8,190,000
Washington State Housing Finance Commission, Series 1996 A, (Brittany Park LLC), VRDN, 0.22%, 10/4/12 (LOC: FNMA)	8,930,000	8,930,000

11

	Principal Amount	Value
Washington State Housing Finance Commission, Series 2004 A (Vintage Burien Senior Living), VRDN, 0.22%, 10/4/12 (LOC: FNMA)	$6,570,000	$6,570,000
Westchester County Healthcare Corp. Rev., Series 2010 D, (Senior Lien), VRDN, 0.17%, 10/3/12 (LOC: Bank of America N.A. and TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Authority Rev., (National Regency of New Berlin), VRDN, 0.21%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	7,440,000	7,440,000
Wisconsin Health & Educational Facilities Authority, Series 2007 A, (Fort Healthcare Inc.), VRDN, 0.21%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	2,525,000	2,525,000
Wisconsin Health & Educational Facilities Authority, Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.21%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	13,410,000	13,410,000
TOTAL MUNICIPAL SECURITIES		755,998,440
U.S. Government Agency Securities — 11.8%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 8.8%
Federal Farm Credit Bank, VRN, 0.14%, 10/7/12	91,000,000	91,000,000
Federal Farm Credit Bank, VRN, 0.25%, 10/12/12	10,000,000	10,000,061
Federal Farm Credit Bank, VRN, 0.40%, 10/25/12	5,545,000	5,550,505
Federal Home Loan Bank, VRN, 0.27%, 10/1/12	50,000,000	50,000,000
Federal Home Loan Bank, VRN, 0.28%, 10/1/12	10,000,000	10,001,251
Federal Home Loan Bank, VRN, 0.29%, 10/1/12	18,000,000	18,001,153
Federal Home Loan Bank, VRN, 0.31%, 10/1/12	17,000,000	17,000,000
		201,552,970
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.0%
Federal Home Loan Bank, 0.35%, 10/3/12	$10,533,250	$10,533,369
Federal Home Loan Bank, 0.21%, 10/23/12	15,000,000	15,000,000
Federal Home Loan Bank, 0.24%, 12/10/12	20,000,000	20,000,000
Federal Home Loan Bank, 0.21%, 12/18/12	10,000,000	9,999,422
Federal Home Loan Bank, 0.30%, 6/13/13	15,000,000	15,000,000
		70,532,791
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		272,085,761
Corporate Bonds — 8.7%
Bank of New York Mellon Corp. (The), MTN, 4.95%, 11/1/12	1,000,000	1,003,947
Berkshire Hathaway, Inc., 2.125%, 2/11/13	3,250,000	3,271,434
Blodgett Capital LLC, VRDN, 0.22%, 10/1/12 (LOC: FHLB)	5,625,000	5,625,000
Bottling Group LLC, 4.625%, 11/15/12 (LOC: PepsiCo, Inc.)	2,063,000	2,073,941
Calvert Crossing Golf Club LLC, VRDN, 0.31%, 10/1/12 (LOC: FHLB)	1,240,000	1,240,000
Colorado Natural Gas, Inc., VRDN, 0.37%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	2,435,000	2,435,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.21%, 10/1/12 (LOC: FHLB)	20,096,000	20,096,000
General Electric Capital Corp., 2.80%, 1/8/13	1,226,000	1,234,258
General Electric Capital Corp., 4.80%, 5/1/13	16,000,000	16,414,394
General Electric Capital Corp., MTN, 5.25%, 10/19/12	23,145,000	23,200,407
General Electric Capital Corp., MTN, 5.45%, 1/15/13	9,400,000	9,539,749
Herman & Kittle Capital LLC, VRDN, 0.50%, 10/1/12 (LOC: FHLB)	1,265,000	1,265,000

12

	Principal Amount	Value
HHH Investment Co., VRDN, 0.60%, 10/3/12 (LOC: Bank of the West)	$6,680,000	$6,680,000
High Track LLC, VRDN, 0.22%, 10/1/12 (LOC: FHLB)	2,450,000	2,450,000
IBM International Group Capital LLC, 5.05%, 10/22/12	15,609,000	15,651,545
International Business Machines Corp., 4.75%, 11/29/12	2,735,000	2,754,431
Labcon North America, VRDN, 0.60%, 10/3/12 (LOC: Bank of the West)	1,825,000	1,825,000
Lammert Building LP, VRDN, 0.35%, 10/1/12 (LOC: US Bank N.A.)(2)	2,935,000	2,935,000
Northcreek Church, VRDN, 0.50%, 10/1/12 (LOC: FHLB)	10,895,000	10,895,000
PepsiAmericas, Inc., 4.50%, 3/15/13 (LOC: PepsiCo, Inc.)	2,940,000	2,995,713
PepsiCo, Inc., 4.65%, 2/15/13	15,400,000	15,645,964
Providence Health & Services - Washington, VRDN, 0.22%, 10/4/12 (LOC: US Bank N.A.)	6,000,000	6,000,000

	Principal Amount/ Shares	Value
RMD Note Issue LLC, VRDN, 0.22%, 10/3/12 (LOC: FHLB)	$9,535,000	$9,535,000
Saddleback Valley Community Church, VRDN, 0.14%, 10/4/12 (LOC: FHLB)	9,015,000	9,015,000
Salvation Army (The), VRDN, 0.18%, 10/1/12 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.18%, 10/1/12 (LOC: Bank of New York Mellon)	8,000,000	8,000,000
Shell International Finance BV, 1.875%, 3/25/13	9,647,000	9,719,051
TOTAL CORPORATE BONDS		199,000,834
U.S. Treasury Securities — 2.2%
U.S. Treasury Note, 3.125%, 4/30/13	50,000,000	50,841,935
Temporary Cash Investments — 0.2%
SSgA U.S. Government Money Market Fund	4,220,699	4,220,699
TOTAL INVESTMENT SECURITIES — 100.0%		2,295,969,038
OTHER ASSETS AND LIABILITIES†		(753,805)
TOTAL NET ASSETS — 100.0%		$2,295,215,233

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
AGM = Assured Guaranty Municipal Corporation
Ambac = American Municipal Bond Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GA = Guaranty Agreement
GO = General Obligation
LOC = Letter of Credit
MTN = Medium Term Note
Radian = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†	Category is less than 0.05% of total net assets.
(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $692,905,150, which represented 30.2% of total net assets. None of these securities were considered illiquid.

(3)	When-issued security.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,295,969,038
Receivable for investments sold	761,000
Receivable for capital shares sold	4,012,518
Interest receivable	2,966,906
2,303,709,462

Liabilities
Payable for investments purchased	5,127,075
Payable for capital shares redeemed	2,916,830
Accrued management fees	450,202
Dividends payable	122
8,494,229

Net Assets	$2,295,215,233

Net Assets Consist of:
Capital paid in	$2,295,943,107
Undistributed net investment income	18
Accumulated net realized loss	(727,892)
$2,295,215,233

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$2,157,903,406	2,158,604,467	$1.00
A Class	$130,764,370	130,803,106	$1.00
B Class	$825,132	825,535	$1.00
C Class	$5,722,325	5,723,593	$1.00

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,970,520

Expenses:
Management fees	6,508,799
Distribution and service fees:
A Class	142,132
B Class	4,688
C Class	20,524
Trustees’ fees and expenses	56,676
Other expenses	990
6,733,809
Fees waived	(3,868,512)
2,865,297

Net investment income (loss)	105,223

Net realized gain (loss) on investment transactions	39

Net Increase (Decrease) in Net Assets Resulting from Operations	$105,262

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$105,223	$215,456
Net realized gain (loss)	39	(252,586)
Net increase (decrease) in net assets resulting from operations	105,262	(37,130)

Distributions to Shareholders
From net investment income:
Investor Class	(99,411)	(205,557)
A Class	(5,519)	(9,361)
B Class	(35)	(89)
C Class	(258)	(433)
Decrease in net assets from distributions	(105,223)	(215,440)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	111,788,204	(46,495,513)

Net increase (decrease) in net assets	111,788,243	(46,748,083)

Net Assets
Beginning of period	2,183,426,990	2,230,175,073
End of period	$2,295,215,233	$2,183,426,990

Undistributed net investment income	$18	$18

See Notes to Financial Statements.

16

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to earn the highest level of current income while preserving the value of your investment. The fund pursues its objectives by investing most of its assets in high-quality, very short-term debt securities issued by corporations, banks and governments.

The fund offers the Investor Class, the A Class, the B Class and the C Class. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, forward commitments and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

17

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2370% to 0.3500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. This fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for each class for the six months ended September 30, 2012 was $3,504,968, $185,765, $1,516 and $8,919 for the Investor Class, A Class, B Class and C Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2012 was 0.57%. The effective annual management fee after waiver for each class for the six months ended September 30, 2012 was 0.25%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

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In order to maintain a positive yield, ACIS may voluntarily waive a portion of its distribution and/or service fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. For the A Class, B Class, and C Class for the six months ended September 30, 2012, the total amount of the waiver was $142,132, $4,688 and $20,524, respectively, and the effective annual distribution and service fee after waiver was 0.00% for each class.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. ACIM owns 12% of the fund’s outstanding shares. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	733,126,214	$733,126,214	1,689,553,774	$1,689,553,774
Issued in reinvestment of distributions	98,790	98,790	195,935	195,935
Redeemed	(655,854,921)	(655,854,921)	(1,738,319,424)	(1,738,319,424)
	77,370,083	77,370,083	(48,569,715)	(48,569,715)
A Class
Sold	65,820,850	65,820,850	50,344,481	50,344,481
Issued in reinvestment of distributions	5,416	5,416	9,066	9,066
Redeemed	(31,181,930)	(31,181,930)	(51,001,275)	(51,001,275)
	34,644,336	34,644,336	(647,728)	(647,728)
B Class
Sold	69,654	69,654	413,062	413,062
Issued in reinvestment of distributions	30	30	76	76
Redeemed	(287,051)	(287,051)	(616,529)	(616,529)
	(217,367)	(217,367)	(203,391)	(203,391)
C Class
Sold	2,256,659	2,256,659	8,265,019	8,265,019
Issued in reinvestment of distributions	249	249	408	408
Redeemed	(2,265,756)	(2,265,756)	(5,340,106)	(5,340,106)
	(8,848)	(8,848)	2,925,321	2,925,321
Net increase (decrease)	111,788,204	$111,788,204	(46,495,513)	$(46,495,513)

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5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	—	$1,013,821,369	—
Municipal Securities	—	755,998,440	—
U.S. Government Agency Securities	—	272,085,761	—
Corporate Bonds	—	199,000,834	—
U.S. Treasury Securities	—	50,841,935	—
Temporary Cash Investments	$4,220,699	—	—
Total Value of Investment Securities	$4,220,699	$2,291,748,339	—

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2012, the fund had accumulated short-term capital losses of $(475,345), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(459,307) and $(16,038) expire in 2017 and 2018, respectively.

As of March 31, 2012, the fund had post-October capital loss deferrals of $(252,586), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%(4)	0.58%(4)	0.01%(4)	(0.32)%(4)	$2,157,903
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	0.58%	0.01%	(0.32)%	$2,080,533
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	0.58%	0.01%	(0.21)%	$2,129,346
2010	$1.00	—(3)	—(3)	$1.00	0.20%	0.50%	0.59%	0.21%	0.12%	$2,437,700
2009	$1.00	0.02	(0.02)	$1.00	2.19%	0.57%	0.61%	2.16%	2.12%	$2,769,906
2008	$1.00	0.04	(0.04)	$1.00	4.58%	0.56%	0.59%	4.47%	4.44%	$2,539,830
A Class(5)
2012(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%(4)	0.83%(4)	0.01%(4)	(0.57)%(4)	$130,764
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	0.83%	0.01%	(0.57)%	$96,120
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	0.83%	0.01%	(0.46)%	$96,777
2010	$1.00	—(3)	—(3)	$1.00	0.10%	0.62%	0.84%	0.09%	(0.13)%	$115,082
2009	$1.00	0.02	(0.02)	$1.00	1.94%	0.82%	0.86%	1.91%	1.87%	$181,371
2008	$1.00	0.04	(0.04)	$1.00	4.32%	0.81%	0.84%	4.22%	4.19%	$176,175

21

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data					Ratios and Supplemental Data
Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
B Class
2012(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%(4)	1.58%(4)	0.01%(4)	(1.32)%(4)	$825
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	1.58%	0.01%	(1.32)%	$1,043
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	1.58%	0.01%	(1.21)%	$1,246
2010	$1.00	—(3)	—(3)	$1.00	0.01%	0.74%	1.59%	(0.03)%	(0.88)%	$1,765
2009	$1.00	0.01	(0.01)	$1.00	1.19%	1.55%	1.61%	1.18%	1.12%	$3,189
2008	$1.00	0.03	(0.03)	$1.00	3.54%	1.56%	1.59%	3.47%	3.44%	$1,194
C Class
2012(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%(4)	1.33%(4)	0.01%(4)	(1.07)%(4)	$5,722
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	1.33%	0.01%	(1.07)%	$5,731
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	1.33%	0.01%	(0.96)%	$2,806
2010	$1.00	—(3)	—(3)	$1.00	0.02%	0.74%	1.34%	(0.03)%	(0.63)%	$2,575
2009	$1.00	0.01	(0.01)	$1.00	1.44%	1.32%	1.36%	1.41%	1.37%	$5,602
2008	$1.00	0.04	(0.04)	$1.00	3.81%	1.31%	1.34%	3.72%	3.69%	$1,963

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended September 30, 2012 (unaudited).
(3)	Per-share amount was less than $0.005.
(4)	Annualized.
(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

22

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

23

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

24

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

25

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

26

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76710   1211

SEMIANNUAL REPORT             SEPTEMBER 30, 2012

Inflation Protection Bond Fund
(effective November 30, 2012, renamed
Short Duration Inflation Protection Bond Fund)

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Notes to Financial Statements	18
Financial Highlights	25
Approval of Management Agreement	28
Additional Information	33

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	APOIX	0.91%	3.91%(2)	6.38%(2)	5.11%(2)	5/31/05
Barclays U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index	—	0.70%	3.08%	4.71%	4.50%	—
Institutional Class	APISX	1.09%	4.19%(2)	6.65%(2)	5.39%(2)	5/31/05
A Class(3) No sales charge* With sales charge*	APOAX	0.80% -1.45%	3.68%(2) 1.31%(2)	6.15%(2) 5.66%(2)	4.87%(2) 4.55%(2)	5/31/05
B Class No sales charge* With sales charge*	APOBX	0.47%(2) -4.53%(2)	2.93%(2) -1.07%(2)	5.34%(2) 5.18%(2)	4.08%(2) 4.08%(2)	5/31/05
C Class No sales charge* With sales charge*	APOCX	0.47%(2) -0.53%(2)	2.93%(2) 2.93%(2)	5.38%(2) 5.38%(2)	4.12%(2) 4.12%(2)	5/31/05
R Class	APORX	0.77%(2)	3.43%(2)	5.88%(2)	4.63%(2)	5/31/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.
(3)
Prior to August 31, 2011, the A Class had a maximum initial sales charge of 4.50%. The maximum initial sales charge is now 2.25%. Performance prior to that date has been adjusted to reflect this change in the initial sales charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
0.58%	0.38%	0.83%	1.58%	1.58%	1.08%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2012
Portfolio at a Glance
Average Duration (effective)	2.3 years
Weighted Average Life	3.2 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	84.4%
Corporate Bonds	8.0%
Collateralized Mortgage Obligations	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.0%
Commercial Mortgage-Backed Securities	1.6%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.5%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in

5

comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 - 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,009.10	$2.62	0.52%
Investor Class (before waiver)	$1,000	$1,009.10(2)	$2.87	0.57%
Institutional Class (after waiver)	$1,000	$1,010.90	$1.61	0.32%
Institutional Class (before waiver)	$1,000	$1,010.90(2)	$1.87	0.37%
A Class (after waiver)	$1,000	$1,008.00	$3.88	0.77%
A Class (before waiver)	$1,000	$1,008.00(2)	$4.13	0.82%
B Class (after waiver)	$1,000	$1,004.70	$7.64	1.52%
B Class (before waiver)	$1,000	$1,004.70(2)	$7.89	1.57%
C Class (after waiver)	$1,000	$1,004.70	$7.64	1.52%
C Class (before waiver)	$1,000	$1,004.70(2)	$7.89	1.57%
R Class (after waiver)	$1,000	$1,007.70	$5.13	1.02%
R Class (before waiver)	$1,000	$1,007.70(2)	$5.39	1.07%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.46	$2.64	0.52%
Investor Class (before waiver)	$1,000	$1,022.21	$2.89	0.57%
Institutional Class (after waiver)	$1,000	$1,023.46	$1.62	0.32%
Institutional Class (before waiver)	$1,000	$1,023.21	$1.88	0.37%
A Class (after waiver)	$1,000	$1,021.21	$3.90	0.77%
A Class (before waiver)	$1,000	$1,020.96	$4.15	0.82%
B Class (after waiver)	$1,000	$1,017.45	$7.69	1.52%
B Class (before waiver)	$1,000	$1,017.20	$7.94	1.57%
C Class (after waiver)	$1,000	$1,017.45	$7.69	1.52%
C Class (before waiver)	$1,000	$1,017.20	$7.94	1.57%
R Class (after waiver)	$1,000	$1,019.96	$5.17	1.02%
R Class (before waiver)	$1,000	$1,019.70	$5.42	1.07%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 84.4%
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14	$55,609,964	$58,108,074
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	45,014,594	46,829,267
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14	14,881,725	15,881,598
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	55,312,624	59,314,161
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	59,043,503	62,074,088
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	42,284,815	46,536,426
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	24,257,825	27,206,679
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	86,200,917	91,406,677
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	77,405,792	89,911,704
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	65,686,989	77,084,733
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	47,105,823	50,771,268
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	36,407,784	44,039,183
TOTAL U.S. TREASURY SECURITIES (Cost $651,056,942)		669,163,858
Corporate Bonds — 8.0%
AEROSPACE AND DEFENSE†
L-3 Communications Corp., 6.375%, 10/15/15	100,000	101,400
L-3 Communications Corp., 5.20%, 10/15/19	200,000	225,562
		326,962
AUTOMOBILES — 0.4%
American Honda Finance Corp., 1.85%, 9/19/14(1)	500,000	510,086
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	750,000	753,472
Daimler Finance North America LLC, VRN, 1.60%, 12/13/12(1)	$500,000	$503,623
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	930,000	1,018,878
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	328,348
		3,114,407
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	1,000,000	1,004,875
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 1.875%, 11/15/14	750,000	770,385
BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16	750,000	826,365
CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	865,000	1,054,219
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	200,000	206,500
		1,260,719
COMMERCIAL BANKS — 0.4%
Capital One Financial Corp., 2.125%, 7/15/14	650,000	663,575
Fifth Third Bancorp, 6.25%, 5/1/13	300,000	309,754
PNC Funding Corp., 3.625%, 2/8/15	140,000	148,830
Royal Bank of Canada, 1.45%, 10/30/14	700,000	712,381
Wachovia Bank N.A., 5.00%, 8/15/15	500,000	548,279
Wells Fargo & Co., 1.50%, 7/1/15	500,000	508,754
		2,891,573
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17	400,000	431,000
COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.625%, 12/9/14	600,000	616,254
CONSUMER FINANCE — 0.2%
Capital One Bank USA N.A., 8.80%, 7/15/19	330,000	436,197
Credit Suisse (New York), 5.50%, 5/1/14	390,000	416,694
SLM Corp., MTN, 5.00%, 10/1/13	430,000	447,738
		1,300,629

7

Principal Amount	Value
CONTAINERS AND PACKAGING — 0.2%
Ball Corp., 7.125%, 9/1/16	$930,000	$1,011,375
Ball Corp., 6.75%, 9/15/20	340,000	375,700
		1,387,075
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Ally Financial, Inc., 8.30%, 2/12/15	950,000	1,054,500
Bank of America Corp., 6.50%, 8/1/16	390,000	451,505
Citigroup, Inc., 6.01%, 1/15/15	650,000	712,734
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	200,000	209,500
		2,428,239
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Cincinnati Bell, Inc., 8.25%, 10/15/17	860,000	922,350
Frontier Communications Corp., 6.25%, 1/15/13	550,000	558,250
Virgin Media Finance plc, 9.50%, 8/15/16	83,000	92,338
Virgin Media Finance plc, 8.375%, 10/15/19	875,000	999,687
Windstream Corp., 7.875%, 11/1/17	430,000	482,675
		3,055,300
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16	450,000	540,000
AES Corp. (The), 8.00%, 10/15/17	400,000	464,000
		1,004,000
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15	665,000	694,934
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	546,375
		1,241,309
ENERGY EQUIPMENT AND SERVICES†
Weatherford International Ltd., 9.625%, 3/1/19	180,000	234,623
FOOD AND STAPLES RETAILING — 0.1%
Dollar General Corp., 4.125%, 7/15/17	200,000	210,000
Walgreen Co., 1.00%, 3/13/15	750,000	753,387
		963,387
FOOD PRODUCTS — 0.2%
Del Monte Corp., 7.625%, 2/15/19	$850,000	$878,687
TreeHouse Foods, Inc., 7.75%, 3/1/18	850,000	930,750
		1,809,437
GAS UTILITIES — 0.3%
El Paso Corp., 7.25%, 6/1/18	200,000	231,359
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(1)	400,000	435,631
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	332,917
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	800,000	870,000
TransCanada PipeLines Ltd., 0.875%, 3/2/15	450,000	454,467
		2,324,374
HEALTH CARE PROVIDERS AND SERVICES — 0.4%
DaVita, Inc., 6.375%, 11/1/18	840,000	898,800
Express Scripts, Inc., 6.25%, 6/15/14	335,000	365,098
HCA, Inc., 7.875%, 2/15/20	600,000	677,250
HCA, Inc., 7.69%, 6/15/25	100,000	102,000
Medco Health Solutions, Inc., 6.125%, 3/15/13	712,000	729,550
Universal Health Services, Inc., 7.125%, 6/30/16	520,000	594,100
		3,366,798
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16	3,000	3,383
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/1/17	400,000	438,000
		441,383
HOUSEHOLD PRODUCTS†
Jarden Corp., 8.00%, 5/1/16	330,000	353,925
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(1)	930,000	957,900
INSURANCE — 0.2%
International Lease Finance Corp., 4.875%, 4/1/15	930,000	970,141
Lincoln National Corp., 6.25%, 2/15/20	120,000	141,610
MetLife, Inc., 6.75%, 6/1/16	300,000	359,433
Prudential Financial, Inc., 7.375%, 6/15/19	230,000	291,305
		1,762,489

8

Principal Amount	Value
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	$930,000	$964,875
MEDIA — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	920,000	1,007,400
Comcast Corp., 5.90%, 3/15/16	250,000	290,772
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	250,000	268,256
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	400,000	423,893
Discovery Communications LLC, 3.70%, 6/1/15	500,000	535,181
DISH DBS Corp., 7.125%, 2/1/16	950,000	1,054,500
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	730,000	814,862
Lamar Media Corp., 9.75%, 4/1/14	170,000	191,250
Lamar Media Corp., 7.875%, 4/15/18	180,000	199,800
SBA Telecommunications, Inc., 8.25%, 8/15/19	195,000	218,888
Time Warner, Inc., 3.15%, 7/15/15	750,000	800,921
Viacom, Inc., 4.375%, 9/15/14	500,000	535,010
Virgin Media Secured Finance plc, 6.50%, 1/15/18	400,000	440,000
		6,780,733
METALS AND MINING — 0.2%
ArcelorMittal, 4.00%, 2/25/15	400,000	399,960
Barrick Gold Corp., 2.90%, 5/30/16	470,000	493,985
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)	500,000	500,000
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	550,000	565,757
		1,959,702
MULTI-UTILITIES — 0.4%
Calpine Corp., 7.25%, 10/15/17(1)	920,000	986,700
CMS Energy Corp., 4.25%, 9/30/15	160,000	170,208
CMS Energy Corp., 8.75%, 6/15/19	615,000	801,508
Niagara Mohawk Power Corp., 4.88%, 8/15/19(1)	$160,000	$180,781
NRG Energy, Inc., 7.625%, 1/15/18	700,000	761,250
Pacific Gas & Electric Co., 6.25%, 12/1/13	180,000	191,637
Sempra Energy, 6.50%, 6/1/16	130,000	154,955
		3,247,039
MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	370,000	432,457
OIL, GAS AND CONSUMABLE FUELS — 0.6%
Anadarko Petroleum Corp., 5.75%, 6/15/14	350,000	376,274
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	440,778
Arch Coal, Inc., 7.25%, 10/1/20	250,000	211,250
Cenovus Energy, Inc., 4.50%, 9/15/14	650,000	697,608
Chesapeake Energy Corp., 6.125%, 2/15/21	400,000	405,000
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	926,500
Newfield Exploration Co., 6.875%, 2/1/20	500,000	551,250
Peabody Energy Corp., 6.50%, 9/15/20	835,000	857,963
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	300,000
SandRidge Energy, Inc., 8.75%, 1/15/20	250,000	271,875
		5,038,498
PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 8.25%, 5/1/16(1)	500,000	538,140
PERSONAL PRODUCTS — 0.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21	790,000	888,750
PHARMACEUTICALS — 0.3%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	845,000	914,712
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	895,000	943,106
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	500,000	536,784
		2,394,602

9

Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 4.625%, 4/1/15	$600,000	$646,765
Boston Properties LP, 5.00%, 6/1/15	280,000	306,366
HCP, Inc., 3.75%, 2/1/16	600,000	637,377
Simon Property Group LP, 5.75%, 12/1/15	400,000	452,789
		2,043,297
ROAD AND RAIL — 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(1)	800,000	806,766
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 3/15/16(1)	210,000	210,118
Union Pacific Corp., 4.875%, 1/15/15	400,000	437,443
		1,454,327
SPECIALTY RETAIL — 0.1%
Rent-A-Center, Inc., 6.625%, 11/15/20	600,000	651,000
TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Gap, Inc. (The), 5.95%, 4/12/21	210,000	234,367
Hanesbrands, Inc., 8.00%, 12/15/16	300,000	332,253
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	425,100
Ltd. Brands, Inc., 6.90%, 7/15/17	430,000	496,650
Polymer Group, Inc., 7.75%, 2/1/19	850,000	909,500
		2,397,870
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	500,000	532,050
TOTAL CORPORATE BONDS(Cost $59,867,880)		63,196,748
Collateralized Mortgage Obligations(2) — 2.8%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	355,835	369,173
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	414,843	425,706
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.94%, 10/1/12	$1,675,568	$1,622,694
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	1,500,000	1,593,010
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.82%, 10/1/12	709,651	680,375
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/12	1,274,130	1,215,085
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	280,788	283,881
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 10/1/12	956,122	960,952
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	356,412	360,344
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 10/1/12	1,830,838	1,599,066
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	600,554	625,052
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.95%, 10/1/12	751,352	821,800
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	810,269	852,844
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,056,554	1,100,297
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	168,483	168,787
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	559,844	590,362

10

Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.75%, 10/1/12	$1,496,721	$1,542,962
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,404,721	1,463,411
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,430,692	1,439,174
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.40%, 10/1/12	747,241	739,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.62%, 10/1/12	1,844,165	1,752,275
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	964,562	1,005,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	554,851	575,045
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/12	671,172	693,524
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS(Cost $21,308,088)		22,481,409
U.S. Government Agency Mortgage-Backed Securities(2) — 2.0%
GNMA, 3.50%, 6/20/42(Cost $15,962,811)	14,872,741	16,295,609
Commercial Mortgage-Backed Securities(2) — 1.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/12	725,000	798,736
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.40%, 10/15/12(1)	275,189	260,391
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 10/1/12	550,000	549,596
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 10/1/12	$675,000	$710,160
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/12	700,000	754,915
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	1,782,000	1,923,771
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,250,000	1,362,109
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 10/11/12	1,560,000	1,668,800
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/12	350,000	374,062
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,374,331	1,406,680
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	700,000	729,143
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/12	407,000	442,216
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/11/12	825,000	916,594
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 10/1/12	450,000	495,462
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES(Cost $12,160,856)		12,392,635

11

	Principal Amount/Shares	Value
Temporary Cash Investments — 0.7%
BNP Paribas Finance, Inc., 0.10%, 10/1/12(3)	$5,648,000	$5,647,930
SSgA U.S. Government Money Market Fund	22,978	22,978
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,670,978)		5,670,908
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $766,027,555)		789,201,167
OTHER ASSETS AND LIABILITIES — 0.5%		3,765,036
TOTAL NET ASSETS — 100.0%		$792,966,203

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
4,256,600	NOK for SEK	Deutsche Bank	10/25/12	$742,377	$28,613
3,212,700	NOK for SEK	HSBC Holdings plc	10/25/12	560,315	17,473
3,841,600	NOK for SEK	UBS AG	10/25/12	669,998	16,765
285,200	AUD for USD	Westpac Group	10/25/12	295,263	5,121
3,156,100	CAD for USD	Barclays Bank plc	10/25/12	3,208,738	116,250
393,800	CHF for USD	Deutsche Bank	10/25/12	418,889	20,974
2,020,604,002	KRW for USD	HSBC Holdings plc	10/25/12	1,813,372	66,201
490,965,097	KRW for USD	HSBC Holdings plc	10/25/12	440,612	6,897
9,764,500	NOK for USD	Deutsche Bank	10/25/12	1,702,988	107,247
473,700	NZD for USD	Westpac Group	10/25/12	392,015	20,379
3,472,800	SEK for USD	Deutsche Bank	10/25/12	528,326	31,899
855,600	SGD for USD	HSBC Holdings plc	10/25/12	697,176	19,258
180,600	SGD for USD	HSBC Holdings plc	10/25/12	147,160	2,200
13,238,300	TWD for USD	HSBC Holdings plc	10/25/12	451,365	9,986
				$12,068,594	$469,263
(Value on Settlement Date $11,599,331)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
4,829,070	SEK for NOK	Deutsche Bank	10/25/12	$734,659	$(20,895)
3,616,312	SEK for NOK	HSBC Holdings plc	10/25/12	550,159	(7,317)
4,343,505	SEK for NOK	UBS AG	10/25/12	660,789	(7,555)
1,464,936	EUR for USD	UBS AG	10/25/12	1,882,939	(104,961)
641,900	GBP for USD	UBS AG	10/25/12	1,036,468	(40,971)
343,387,600	JPY for USD	UBS AG	10/25/12	4,400,979	(17,233)
1,036,200	SGD for USD	HSBC Holdings plc	10/25/12	844,336	955
13,238,300	TWD for USD	HSBC Holdings plc	10/25/12	451,365	(777)
				$10,561,694	$(198,754)
(Value on Settlement Date $10,362,940)

12

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Barclays Bank plc/CDX North America High Yield 11 Index(4)	$830,000	Sell*	5.00%	12/20/13	$(46,604)	$82,850	$36,246
Barclays Bank plc/Community Health Systems, Inc.(4)	850,000	Sell*	5.00%	12/20/12	6,231	3,623	9,854
					$(40,373)	$86,473	$46,100

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Total Return Swap Agreements
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$23,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77%	8/8/14	$(11,394)
Bank of America N.A.	8,200,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	56,947
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(194,884)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	(80,351)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97%	12/21/16	132,972
Barclays Bank plc(4)	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.29%	8/31/13	164,579
Barclays Bank plc(4)	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(7,689)
Barclays Bank plc(4)	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(62,317)
Barclays Bank plc(4)	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35%	9/28/17	6,753
						$4,616

13

Notes to Schedule of Investments

AUD = Australian Dollar
CAD = Canadian Dollar
CDX = Credit Derivatives Indexes
CHF = Swiss Franc
CPI = Consumer Price Index
EUR = Euro
GBP = British Pound
GNMA = Government National Mortgage Association
JPY = Japanese Yen
KRW = South Korea Won
LB-UBS = Lehman Brothers, Inc. - UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
NOK = Norwegian Krone
NSA = Not Seasonally Adjusted
NZD = New Zealand Dollar
PHHMC = PHH Mortgage Corporation
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
TWD = Taiwanese Dollar
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $8,152,471, which represented 1.0% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	The rate indicated is the yield to maturity at purchase.
(4)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $226,376.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $766,027,555)	$789,201,167
Receivable for capital shares sold	1,597,433
Unrealized gain on forward foreign currency exchange contracts	470,218
Swap agreements, at value (including net premiums paid (received) of $(40,373))	407,351
Interest receivable	3,216,709
794,892,878

Liabilities
Payable for investments purchased	370,296
Payable for capital shares redeemed	495,614
Unrealized loss on forward foreign currency exchange contracts	199,709
Swap agreements, at value	356,635
Accrued management fees	348,283
Distribution and service fees payable	156,138
1,926,675

Net Assets	$792,966,203

Net Assets Consist of:
Capital paid in	$767,156,639
Undistributed net investment income	2,756,063
Accumulated net realized loss	(481,709)
Net unrealized appreciation	23,535,210
$792,966,203

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$304,632,448	28,726,205	$10.60
Institutional Class	$101,844,519	9,548,895	$10.67
A Class	$238,141,594	22,617,405	$10.53*
B Class	$5,173,850	495,889	$10.43
C Class	$109,192,132	10,460,016	$10.44
R Class	$33,981,660	3,147,170	$10.80

*Maximum offering price $10.77 (net asset value divided by 0.9775).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,500,913

Expenses:
Management fees	1,935,353
Distribution and service fees:
A Class	271,148
B Class	27,608
C Class	558,257
R Class	81,970
Trustees’ fees and expenses	28,062
Other expenses	221
2,902,619
Fees waived	(180,932)
2,721,687

Net investment income (loss)	2,779,226

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	816,248
Futures contract transactions	(48,070)
Swap agreement transactions	11,550
Foreign currency transactions	112,403
892,131

Change in net unrealized appreciation (depreciation) on:
Investments	4,140,161
Futures contracts	28,210
Swap agreements	(722,571)
Translation of assets and liabilities in foreign currencies	(27,971)
3,417,829

Net realized and unrealized gain (loss)	4,309,960

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,089,186

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$2,779,226	$13,318,541
Net realized gain (loss)	892,131	42,162,048
Change in net unrealized appreciation (depreciation)	3,417,829	(5,297,444)
Net increase (decrease) in net assets resulting from operations	7,089,186	50,183,145

Distributions to Shareholders
From net investment income:
Investor Class	(1,162,614)	(6,047,173)
Institutional Class	(452,706)	(2,786,622)
A Class	(841,366)	(5,785,898)
B Class	(4,561)	(154,909)
C Class	(90,860)	(2,864,722)
R Class	(97,361)	(804,864)
From net realized gains:
Investor Class	—	(13,190,250)
Institutional Class	—	(5,218,755)
A Class	—	(12,969,475)
B Class	—	(418,430)
C Class	—	(7,493,451)
R Class	—	(2,097,120)
Decrease in net assets from distributions	(2,649,468)	(59,831,669)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	152,710,612	69,974,991

Net increase (decrease) in net assets	157,150,330	60,326,467

Net Assets
Beginning of period	635,815,873	575,489,406
End of period	$792,966,203	$635,815,873

Undistributed net investment income	$2,756,063	$2,626,305

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. Effective November 30, 2012, the fund was renamed Short Duration Inflation Protection Bond Fund. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation. The fund pursues its objective by investing primarily in inflation-linked debt securities. These securities include inflation-linked securities issued by the U.S. Treasury, by U.S. government agencies and instrumentalities, and by entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may

18

cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that

19

provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2625% to 0.3800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The investment advisor voluntarily agreed to waive 0.080% of its management fee from April 1, 2012 through July 31, 2012, at which time the waiver was terminated. The total amount of the waiver for each class for the six months ended September 30, 2012 was $63,834, $21,448, $55,329, $1,497, $29,999 and $8,825 for the Investor Class, Institutional Class, A Class, B Class, C Class and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2012 was 0.56% for the Investor Class, A Class, B Class, C Class and R Class and 0.36% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended September 30, 2012 was 0.51% for the Investor Class, A Class, B Class, C Class and R Class and 0.31% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $365,258,554, of which $343,266,358 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $214,460,090, of which $204,545,431 represented U.S. Treasury and Government Agency obligations.

20

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	13,654,944	$143,481,397	12,987,287	$141,594,106
Issued in reinvestment of distributions	97,770	1,021,695	1,683,635	17,797,227
Redeemed	(5,353,519)	(56,472,412)	(8,439,544)	(91,495,097)
	8,399,195	88,030,680	6,231,378	67,896,236
Institutional Class
Sold	4,389,544	46,469,018	2,169,388	23,790,082
Issued in reinvestment of distributions	37,245	391,443	633,591	6,740,539
Redeemed	(1,849,007)	(19,637,975)	(4,705,043)	(51,848,233)
	2,577,782	27,222,486	(1,902,064)	(21,317,612)
A Class
Sold	6,989,618	73,000,587	8,420,636	91,132,515
Issued in reinvestment of distributions	74,523	774,294	1,481,028	15,556,777
Redeemed	(2,817,172)	(29,508,927)	(8,567,126)	(92,411,334)
	4,246,969	44,265,954	1,334,538	14,277,958
B Class
Sold	2,316	24,056	40,534	436,110
Issued in reinvestment of distributions	258	2,662	32,931	342,822
Redeemed	(60,906)	(632,255)	(139,640)	(1,500,273)
	(58,332)	(605,537)	(66,175)	(721,341)
C Class
Sold	932,872	9,693,821	2,579,027	27,733,206
Issued in reinvestment of distributions	6,028	62,209	670,853	6,991,910
Redeemed	(1,428,390)	(14,838,901)	(3,679,391)	(40,141,493)
	(489,490)	(5,082,871)	(429,511)	(5,416,377)
R Class
Sold	710,761	7,641,747	1,818,269	20,345,067
Issued in reinvestment of distributions	9,133	97,361	269,520	2,899,282
Redeemed	(825,005)	(8,859,208)	(721,643)	(7,988,222)
	(105,111)	(1,120,100)	1,366,146	15,256,127
Net increase (decrease)	14,571,013	$152,710,612	6,534,312	$69,974,991

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$669,163,858	—
Corporate Bonds	—	63,196,748	—
Collateralized Mortgage Obligations	—	22,481,409	—
U.S. Government Agency Mortgage-Backed Securities	—	16,295,609	—
Commercial Mortgage-Backed Securities	—	12,392,635	—
Temporary Cash Investments	$22,978	5,647,930	—
Total Value of Investment Securities	$22,978	$789,178,189	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$270,509	—
Swap Agreements	—	91,089	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$361,598	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized

22

gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly purchased interest rate risk derivative instruments throughout the period, though none were held at period end.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$46,100	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	470,218	Unrealized loss on forward foreign currency exchange contracts	$199,709
Other Contracts	Swap agreements	361,251	Swap agreements	356,635
		$877,569		$556,344

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(6,460)	Change in net unrealized appreciation (depreciation) on swap agreements	$29,439
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	112,403	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(27,971)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(48,070)	Change in net unrealized appreciation (depreciation) on futures contracts	28,210
Other Contracts	Net realized gain (loss) on swap agreement transactions	18,010	Change in net unrealized appreciation (depreciation) on swap agreements	(752,010)
		$75,883		$(722,332)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$766,064,888
Gross tax appreciation of investments	$23,278,851
Gross tax depreciation of investments	(142,572)
Net tax appreciation (depreciation) of investments	$23,136,279

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2012, the fund had post-October capital loss deferrals of $(1,026,445), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$10.56	0.04	0.06	0.10	(0.06)	—	—	(0.06)	$10.60	0.91%	0.52%(4)	0.57%(4)	1.02%(4)	0.97%(4)	31%	$304,632
2012	$10.71	0.25	0.68	0.93	(0.34)	(0.74)	—	(1.08)	$10.56	8.93%	0.50%	0.58%	2.42%	2.34%	85%	$214,609
2011	$10.33	0.28	0.45	0.73	(0.24)	(0.11)	—	(0.35)	$10.71	7.16%	0.49%	0.58%	2.66%	2.57%	58%	$150,984
2010	$9.86	0.34	0.29	0.63	(0.16)	—	—	(0.16)	$10.33	6.42%	0.51%	0.58%	3.39%	3.32%	24%	$111,327
2009	$10.48	0.07	(0.29)	(0.22)	(0.30)	(0.01)	(0.09)	(0.40)	$9.86	(2.13)%	0.59%	0.59%	0.97%	0.97%	37%	$39,101
2008	$9.57	0.49	0.88	1.37	(0.46)	—	—	(0.46)	$10.48	14.87%	0.59%	0.59%	4.95%	4.95%	31%	$21,968
Institutional Class
2012(3)	$10.62	0.06	0.06	0.12	(0.07)	—	—	(0.07)	$10.67	1.09%	0.32%(4)	0.37%(4)	1.22%(4)	1.17%(4)	31%	$101,845
2012	$10.76	0.31	0.65	0.96	(0.36)	(0.74)	—	(1.10)	$10.62	9.16%	0.30%	0.38%	2.62%	2.54%	85%	$74,012
2011	$10.37	0.30	0.46	0.76	(0.26)	(0.11)	—	(0.37)	$10.76	7.45%	0.29%	0.38%	2.86%	2.77%	58%	$95,487
2010	$9.90	0.34	0.31	0.65	(0.18)	—	—	(0.18)	$10.37	6.61%	0.30%	0.38%	3.60%	3.52%	24%	$22,633
2009	$10.51	(0.20)	—(5)	(0.20)	(0.31)	(0.01)	(0.09)	(0.41)	$9.90	(1.93)%	0.39%	0.39%	1.17%	1.17%	37%	$2,512
2008	$9.57	0.49	0.93	1.42	(0.48)	—	—	(0.48)	$10.51	15.43%	0.39%	0.39%	5.15%	5.15%	31%	$460

25

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2012(3)	$10.48	0.04	0.05	0.09	(0.04)	—	—	(0.04)	$10.53	0.80%	0.77%(4)	0.82%(4)	0.77%(4)	0.72%(4)	31%	$238,142
2012	$10.65	0.24	0.65	0.89	(0.32)	(0.74)	—	(1.06)	$10.48	8.68%	0.75%	0.83%	2.17%	2.09%	85%	$192,608
2011	$10.27	0.26	0.44	0.70	(0.21)	(0.11)	—	(0.32)	$10.65	6.93%	0.74%	0.83%	2.41%	2.32%	58%	$181,430
2010	$9.81	0.33	0.27	0.60	(0.14)	—	—	(0.14)	$10.27	6.08%	0.76%	0.83%	3.14%	3.07%	24%	$216,174
2009	$10.43	0.08	(0.31)	(0.23)	(0.29)	(0.01)	(0.09)	(0.39)	$9.81	(2.27)%	0.84%	0.84%	0.72%	0.72%	37%	$112,039
2008	$9.52	0.46	0.89	1.35	(0.44)	—	—	(0.44)	$10.43	14.66%	0.84%	0.84%	4.70%	4.70%	31%	$72,397
B Class
2012(3)	$10.39	0.02	0.03	0.05	(0.01)	—	—	(0.01)	$10.43	0.47%	1.52%(4)	1.57%(4)	0.02%(4)	(0.03)%(4)	31%	$5,174
2012	$10.58	0.17	0.64	0.81	(0.26)	(0.74)	—	(1.00)	$10.39	7.80%	1.50%	1.58%	1.42%	1.34%	85%	$5,760
2011	$10.20	0.18	0.44	0.62	(0.13)	(0.11)	—	(0.24)	$10.58	6.17%	1.49%	1.58%	1.66%	1.57%	58%	$6,565
2010	$9.75	0.25	0.26	0.51	(0.06)	—	—	(0.06)	$10.20	5.21%	1.51%	1.58%	2.39%	2.32%	24%	$7,032
2009	$10.41	(0.04)	(0.27)	(0.31)	(0.26)	(0.01)	(0.08)	(0.35)	$9.75	(3.04)%	1.59%	1.59%	(0.03)%	(0.03)%	37%	$4,731
2008	$9.50	0.41	0.86	1.27	(0.36)	—	—	(0.36)	$10.41	13.86%	1.59%	1.59%	3.95%	3.95%	31%	$2,826
C Class
2012(3)	$10.40	0.02	0.03	0.05	(0.01)	—	—	(0.01)	$10.44	0.47%	1.52%(4)	1.57%(4)	0.02%(4)	(0.03)%(4)	31%	$109,192
2012	$10.59	0.17	0.64	0.81	(0.26)	(0.74)	—	(1.00)	$10.40	7.79%	1.50%	1.58%	1.42%	1.34%	85%	$113,858
2011	$10.21	0.17	0.45	0.62	(0.13)	(0.11)	—	(0.24)	$10.59	6.16%	1.49%	1.58%	1.66%	1.57%	58%	$120,461
2010	$9.75	0.23	0.29	0.52	(0.06)	—	—	(0.06)	$10.21	5.32%	1.51%	1.58%	2.39%	2.32%	24%	$110,123
2009	$10.41	0.02	(0.33)	(0.31)	(0.26)	(0.01)	(0.08)	(0.35)	$9.75	(3.04)%	1.59%	1.59%	(0.03)%	(0.03)%	37%	$33,530
2008	$9.49	0.41	0.87	1.28	(0.36)	—	—	(0.36)	$10.41	13.98%	1.59%	1.59%	3.95%	3.95%	31%	$20,978

26

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012(3)	$10.75	0.05	0.03	0.08	(0.03)	—	—	(0.03)	$10.80	0.77%	1.02%(4)	1.07%(4)	0.52%(4)	0.47%(4)	31%	$33,982
2012	$10.90	0.17	0.72	0.89	(0.30)	(0.74)	—	(1.04)	$10.75	8.35%	1.00%	1.08%	1.92%	1.84%	85%	$34,969
2011	$10.51	0.24	0.45	0.69	(0.19)	(0.11)	—	(0.30)	$10.90	6.60%	0.99%	1.08%	2.16%	2.07%	58%	$20,563
2010	$10.03	0.27	0.32	0.59	(0.11)	—	—	(0.11)	$10.51	5.89%	1.00%	1.08%	2.90%	2.82%	24%	$9,548
2009	$10.68	(0.01)	(0.26)	(0.27)	(0.28)	(0.01)	(0.09)	(0.38)	$10.03	(2.62)%	1.09%	1.09%	0.47%	0.47%	37%	$1,062
2008	$9.74	0.46	0.90	1.36	(0.42)	—	—	(0.42)	$10.68	14.47%	1.09%	1.09%	4.45%	4.45%	31%	$299

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2012 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

27

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

28

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

29

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

30

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

31

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

32

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

33

Notes

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76708   1211

SEMIANNUAL REPORT         SEPTEMBER 30, 2012

Premium Money Market Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Notes to Financial Statements	18
Financial Highlights	21
Approval of Management Agreement	22
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2012
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TCRXX	0.01%(2)	0.01%(2)	0.91%(2)	1.80%(2)	3.16%(2)	4/1/93

Premium Money Market acquired all of the net assets of American Century Premium Capital Reserve Fund and the American Century Premium Government Reserve Fund on December 3, 2001, pursuant to a plan approved by the acquired funds’ shareholders on November 16, 2001. Performance information prior to December 3, 2001 is that of the American Century Premium Capital Reserve Fund.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.46%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2012
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.15%
7-Day Effective Yield
After waiver(1)	0.01%
(1)Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	27 days
Weighted Average Life	31 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	74%
31-90 days	18%
91-180 days	5%
More than 180 days	3%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$1.60	0.32%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.26	0.45%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.46	$1.62	0.32%
Investor Class (before waiver)	$1,000	$1,022.81	$2.28	0.45%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 51.3%
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.22%, 10/4/12 (LOC: FNMA)	$1,485,000	$1,485,000
Alabama Industrial Development Authority (Simcala, Inc.), VRDN, 0.30%, 10/4/12 (LOC: JPMorgan Chase Bank N.A.)	3,725,000	3,725,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.27%, 10/4/12 (LOC: Comerica Bank)	2,015,000	2,015,000
Alameda County Industrial Development Authority Rev., (White Brothers), VRDN, 0.27%, 10/4/12 (LOC: Comerica Bank)	2,235,000	2,235,000
Alameda County Industrial Development Authority Rev., Series 2004 A, (Bema Electronic Manufacturing), VRDN, 0.27%, 10/4/12 (LOC: Comerica Bank)	3,020,000	3,020,000
Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.25%, 10/3/12 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)	1,500,000	1,500,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.24%, 10/1/12	1,500,000	1,500,000
Arlington County Industrial Development Authority Rev., (Gates Ballston Apartments), VRDN, 0.22%, 10/3/12 (LOC: PNC Bank N.A.)	3,425,000	3,425,000
Arlington County Industrial Development Authority Rev., Series 2005 B, (Woodbury), VRDN, 0.28%, 10/4/12 (LOC: FHLMC)	865,000	865,000
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.29%, 10/3/12 (LOC: Bayerische Landesbank)	24,700,000	24,700,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.23%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	$2,500,000	$2,500,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.30%, 10/3/12	2,000,000	2,000,000
Brazos River Authority, Series 2001 I, (Texas Competitive Electric), VRDN, 0.30%, 10/3/12 (LOC: Citibank N.A.)	8,500,000	8,500,000
California Infrastructure & Economic Development Bank (Bay Photo, Inc.), VRDN, 0.42%, 10/4/12 (LOC: Comerica Bank)	995,000	995,000
California Infrastructure & Economic Development Bank (iWorks, Inc.), VRDN, 0.28%, 10/4/12 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.28%, 10/4/12 (LOC: Comerica Bank)	1,000,000	1,000,000
California Municipal Finance Authority Rev., (High Desert), VRDN, 0.42%, 10/4/12 (LOC: Union Bank N.A.)	400,000	400,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.26%, 10/4/12 (LOC: Rabobank Nederland N.V.)	1,400,000	1,400,000
California State Enterprise Development Authority, Series 2008 B, (Pocino Foods), VRDN, 0.37%, 10/4/12 (LOC: City National Bank and FHLB)	845,000	845,000
California State Enterprise Development Authority, Series 2008 B, (Ramar International Corp.), VRDN, 0.42%, 10/4/12 (LOC: Bank of the West)	555,000	555,000

7

	Principal Amount	Value
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.32%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	$2,820,000	$2,820,000
California Statewide Communities Development Authority Rev., (Canyon Springs Apartments), VRDN, 0.26%, 10/4/12 (LOC: FNMA)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Cienega Gardens Apartments), VRDN, 0.24%, 10/4/12 (LOC: FHLB)	10,410,000	10,410,000
California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.24%, 10/4/12 (LOC: FHLB)	1,200,000	1,200,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.26%, 10/1/12 (LOC: Wells Fargo Bank N.A.)	1,030,000	1,030,000
City & County of Denver Rev., Series 2011 B, 2.50%, 11/15/12	11,000,000	11,026,484
City of Chicago (Greetings, Inc.), VRDN, 0.24%, 10/4/12 (LOC: JPMorgan Chase Bank N.A.)	2,155,000	2,155,000
City of Chicago, Series 1998 B, (Second Lien), VRDN, 0.22%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
City of Gary (Chemcoaters LLC), VRDN, 0.43%, 10/4/12 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
City of Houston GO, Series 2012 B, (Public Improvement), 1.00%, 3/1/13	3,190,000	3,197,234
City of Hutchinson (Kroger Co.), VRDN, 0.25%, 10/4/12 (LOC: Bank of Nova Scotia)	1,000,000	1,000,000
City of Montebello COP, VRDN, 0.37%, 10/3/12 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)	5,820,000	5,820,000
City of New York GO, Series 1994 B, VRDN, 0.24%, 10/3/12 (LOC: Bayerische Landesbank)	$1,000,000	$1,000,000
City of New York GO, Series 2006 I-2, 5.40%, 4/1/13	5,135,000	5,260,197
City of North Vernon Rev., (Oak Meadows Apartments), VRDN, 0.33%, 10/3/12 (LOC: FHLB)	1,980,000	1,980,000
City of Pasadena, COP, (Los Robles Avenue Parking Facilities), VRDN, 0.14%, 10/2/12 (LOC: Bank of New York Mellon and California State Teacher’s Retirement System)	100,000	100,000
City of Plymouth (The Lake Apartments), VRDN, 0.21%, 10/4/12 (LOC: FHLMC)	5,715,000	5,715,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.23%, 10/4/12	7,395,000	7,395,000
City of Salinas, COP, (Fairways Golf), VRDN, 0.33%, 10/4/12 (LOC: Rabobank N.A. and Cooperative Centrale)	4,635,000	4,635,000
City of Shawnee (Simmons Co.), VRDN, 0.34%, 10/3/12 (LOC: Wells Fargo Bank N.A.)	1,110,000	1,110,000
Collier County Industrial Development Authority Rev., (Allete Inc.), VRDN, 0.24%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.29%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	960,000	960,000
Colorado Housing & Finance Authority Economic Development, Series 2004 B, (Corey Building), VRDN, 0.37%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	55,000	55,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B, (Closet Factory), VRDN, 0.37%, 10/4/12 (LOC: Colorado Business Bank and FHLB)	875,000	875,000

8

	Principal Amount	Value
County of Buchanan, Series 2009 A, (Lifeline Foods, LLC), VRDN, 0.21%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	$4,075,000	$4,075,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.22%, 10/1/12	17,300,000	17,300,000
County of Lake (Rosewood Apartment), VRDN, 0.22%, 10/4/12 (LOC: FHLMC)	1,155,000	1,155,000
County of Lake Rev., (Northpoint Association LLC), VRDN, 0.24%, 10/3/12 (LOC: Northern Trust Company)	1,200,000	1,200,000
County of Orange Pension Obligation Rev., Series 2012 A, 0.80%, 11/1/12	20,000,000	20,000,000
County of Will (BASF Corp.), VRDN, 0.34%, 10/3/12	1,700,000	1,700,000
Floyd County Development Authority (Georgia Power Co. Plant Hammond), VRDN, 0.22%, 10/1/12	11,900,000	11,900,000
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.22%, 10/3/12 (LOC: East West Bank and FHLMC)(SBBPA: FHLB)	1,100,000	1,100,000
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.21%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	11,290,000	11,290,000
Iowa Higher Education Loan Authority (Cornell College), VRDN, 0.21%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Lake County Industrial Development Authority Rev., (Senninger Irrigation), VRDN, 0.24%, 10/3/12 (LOC: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.22%, 10/4/12 (LOC: FHLB)	6,565,000	6,565,000
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.28%, 10/4/12 (LOC: FNMA)	1,025,000	1,025,000
Long Island Power Authority Electric System Rev., Series 1998-2B, VRDN, 0.26%, 10/1/12 (LOC: Bayerische Landesbank)	$26,250,000	$26,250,000
Maricopa County Industrial Development Authority Rev., Series 2003 A, (Sonora Vista Apartments), VRDN, 0.34%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	1,270,000	1,270,000
Meadow Springs Country Club Rev., VRDN, 0.26%, 10/4/12 (LOC: U.S. Bank N.A.)	985,000	985,000
Milan Area Schools GO, VRDN, 0.25%, 10/4/12 (Q-SBLF)(LOC: Landesbank Hessen-Thuringen Girozentrale)	9,360,000	9,360,000
Mission Economic Development Corp. Rev., VRDN, 0.34%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	1,640,000	1,640,000
Mississippi Business Finance Corp. (Aurora Flight Sciences Corp.), VRDN, 0.35%, 10/4/12 (LOC: Branch Banking & Trust)	11,885,000	11,885,000
Mississippi Business Finance Corp., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.30%, 10/4/12 (LOC: Trustmark National Bank and FHLB)	6,845,000	6,845,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.26%, 10/4/12 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Mobile Industrial Development Board Solid Waste Disposal (Alabama Power-Barry Plant), VRDN, 0.22%, 10/1/12	3,000,000	3,000,000
Morgan Hill Redevelopment Agency, Tax Allocation, Series 2008 B, (Ojo de Agua Redevelopment Area), VRDN, 0.33%, 10/4/12 (LOC: Bank of Nova Scotia)	12,230,000	12,230,000
Moultrie-Colquitt Counties Development Authority (Kenda Properties LP), VRDN, 0.27%, 10/4/12 (LOC: Branch Banking & Trust)	2,430,000	2,430,000

9

	Principal Amount	Value
Nassau County Industrial Development Agency Rev., (Seaview Realty Association), VRDN, 0.70%, 10/4/12 (LOC: Citibank N.A.)	$2,000,000	$2,000,000
Nevada Housing Division, Series 2002 B, (Multi-Unit Housing), VRDN, 0.31%, 10/4/12 (LOC: FNMA)	390,000	390,000
New Jersey Economic Development Authority Rev., Series 2008 C, (Cascade Corporation), VRDN, 1.25%, 10/3/12 (LOC: Bank of America N.A.)	940,000	940,000
New Jersey Economic Development Authority, Series 2006 B, (Accurate Box Co., Inc.), VRDN, 0.26%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	170,000	170,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.21%, 10/3/12 (LOC: FHLMC)	1,020,000	1,020,000
New York City Housing Development Corp. Rev., Series 2010 A, (Verde Apartments), VRDN, 0.26%, 10/4/12 (LOC: JPMorgan Chase Bank N.A.)	5,900,000	5,900,000
New York City Housing Development Corp., Series 2003 A, (Upper East Lease Associations), VRDN, 0.29%, 10/3/12 (LOC: Landesbank Baden-Wurttemberg)	18,600,000	18,600,000
New York City Transitional Finance Authority Rev., Series 2001 B, (Future Tax Secured), VRDN, 0.22%, 10/1/12 (SBBPA: Landesbank Baden-Wurttemberg)	1,500,000	1,500,000
New York City Transitional Finance Authority Rev., Series 2002 3E, VRDN, 0.22%, 10/1/12 (SBBPA: Landesbank Baden-Wurttemberg)	6,800,000	6,800,000
New York City Transitional Finance Authority Rev., Series 2003 D, (Future Tax Secured Bonds), 4.80%, 2/1/13	8,200,000	8,317,430
New York State Dormitory Authority Rev., Series 2011 D, 0.84%, 3/15/13	$7,000,000	$7,013,795
New York State Housing Finance Agency Rev., Series 2008 B, (West Village Apartments), VRDN, 0.34%, 10/3/12 (LOC: Wells Fargo Bank N.A.)	2,480,000	2,480,000
New York State Urban Development Corp. Rev., (Personal Income Tax), 0.50%, 3/15/13	2,000,000	2,000,894
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.29%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	805,000	805,000
Oregon State Economic Development Authority Rev., (McFarland Cascade), VRDN, 0.23%, 10/4/12 (LOC: U.S. Bank N.A.)	2,500,000	2,500,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.20%, 10/4/12 (LOC: PNC Bank N.A.)	1,165,000	1,165,000
Pennsylvania Economic Development Financing Authority Rev., Series 1994 C, (Delancey Corp.), VRDN, 0.20%, 10/4/12 (LOC: PNC Bank N.A.)	1,100,000	1,100,000
Philadelphia Authority for Industrial Development Rev., (Girard Estate Aramark), VRDN, 0.24%, 10/4/12 (LOC: JPMorgan Chase Bank N.A.)	1,150,000	1,150,000
Phoenix Industrial Development Authority Rev., Series 2002 A, (Centertree), VRDN, 0.24%, 10/4/12 (LOC: East West Bank and FHLB)	5,310,000	5,310,000
Port of Corpus Christi Authority of Nueces County Rev., (Flint Hills Resources), VRDN, 0.22%, 10/3/12	5,000,000	5,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.18%, 10/4/12 (LOC: Bank of America N.A. and Toronto Dominion Bank)	8,000,000	8,000,000

10

	Principal Amount	Value
Putnam County Development Authority Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.24%, 10/1/12	$6,025,000	$6,025,000
Putnam Hospital Center (Multi-Mode), VRDN, 0.16%, 10/3/12 (LOC: JPMorgan Chase Bank N.A.)	2,485,000	2,485,000
Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.24%, 10/4/12 (LOC: FHLMC)	2,100,000	2,100,000
Richmond County Development Authority, Series 2011 A, (Hoback Investments), VRDN, 0.26%, 10/4/12 (LOC: Branch Banking & Trust)	4,030,000	4,030,000
Riverside County Industrial Development Authority Rev., (Cryogenic), VRDN, 0.41%, 10/4/12 (LOC: Bank of America N.A.)	1,000,000	1,000,000
San Francisco City & County Multifamily Housing Rev., Series 2002 B, (Carter Terrace Apartments), VRDN, 0.30%, 10/4/12 (LOC: Citibank N.A.)	4,575,000	4,575,000
San Francisco City & County Redevelopment Agency Rev., Series 2002 D, (Derek Silva Community), VRDN, 0.30%, 10/4/12 (LOC: Citibank N.A.)	1,845,000	1,845,000
Smyrna Housing Authority Rev., (Walton Grove LP), VRDN, 0.24%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	5,500,000	5,500,000
South Carolina Jobs-Economic Development Authority Rev., (Health Sciences Medical University), VRDN, 0.29%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	4,100,000	4,100,000
South Carolina State Housing Finance & Development Authority Rev., (Rocky Creek Apartments), VRDN, 0.24%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	7,270,000	7,270,000
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.27%, 10/4/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	$1,000,000	$1,000,000
South Dakota Housing Development Authority Rev., Series 2003 F, (Home Ownership Mortgage), VRDN, 0.29%, 10/4/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	6,500,000	6,500,000
St. Paul Port Authority Rev., (Public Radio), VRDN, 0.21%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	1,365,000	1,365,000
St. Paul’s Episcopal Church Rev., VRDN, 0.22%, 10/3/12 (LOC: JPMorgan Chase Bank N.A.)	5,500,000	5,500,000
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	4,250,000	4,250,000
State of Ohio Rev., Series 2012 B, (Development Assistance), 0.60%, 5/30/13	1,935,000	1,935,000
State of Texas GO, (College Student Loan), VRDN, 0.30%, 10/4/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,565,000	5,565,000
State of Texas GO, (College Student Loan), VRDN, 0.30%, 10/4/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,975,000	4,975,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.22%, 10/3/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,250,000	5,250,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.22%, 10/3/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,300,000	4,300,000
State of Wisconsin Rev., Series 2003 A, 4.80%, 5/1/13 (AGM)	1,600,000	1,641,186
University of California (Build America Bonds), VRN, 1.99%, 5/1/13	4,000,000	4,036,484

11

	Principal Amount	Value
University of California, Series 2011 AA-2, 0.89%, 7/1/13	$7,850,000	$7,877,374
Washington Economic Development Finance Authority, Series 1997 A, (Lyn-Tron Inc.), VRDN, 0.27%, 10/4/12 (LOC: U.S. Bank N.A.)	2,065,000	2,065,000
Washington Economic Development Finance Authority, Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.42%, 10/4/12 (LOC: U.S. Bank N.A.)	1,415,000	1,415,000
Washington Economic Development Finance Authority, Series 2008 D, (Skagit Valley Publishing), VRDN, 0.34%, 10/4/12 (LOC: U.S. Bank N.A.)	2,820,000	2,820,000
Washington State Housing Finance Commission Rev., (Essex Wandering Creek LLC), VRDN, 0.24%, 10/3/12 (LOC: FHLMC)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Hamilton Place Apartments), VRDN, 0.26%, 10/4/12 (LOC: FNMA)	1,725,000	1,725,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.22%, 10/3/12 (LOC: East West Bank and FHLB)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., Series 2003 B, (Rosemont Apartments), VRDN, 0.27%, 10/4/12 (LOC: East West Bank and FHLB)	2,000,000	2,000,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Renton Centre), VRDN, 0.27%, 10/4/12 (LOC: FNMA)	1,080,000	1,080,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Silver Creek), VRDN, 0.22%, 10/4/12 (LOC: East West Bank and FHLB)	2,225,000	2,225,000
Washington State Housing Finance Commission Rev., Series 2005 A, (Vista Retirement), VRDN, 0.23%, 10/4/12 (LOC: East West Bank and FHLB)	$5,000,000	$5,000,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.22%, 10/4/12 (LOC: East West Bank and FHLB)	3,700,000	3,700,000
West Memphis Public Facilities Board Rev., (Meadows 1998 Apartments LP), VRDN, 0.25%, 10/4/12 (LOC: FHLMC)	2,000,000	2,000,000
Wisconsin Health & Educational Facilities Authority Rev., (Meriter Hospital Inc.), VRDN, 0.21%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	1,570,000	1,570,000
Wisconsin Health & Educational Facilities Authority Rev., (National Regency of New Berlin), VRDN, 0.21%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	1,930,000	1,930,000
Wisconsin Health & Educational Facilities Authority, Series 2007 A, (Fort Healthcare Inc.), VRDN, 0.21%, 10/1/12 (LOC: JPMorgan Chase Bank N.A.)	3,525,000	3,525,000
TOTAL MUNICIPAL SECURITIES		509,131,078
Commercial Paper(1) — 30.8%
Bank of Nova Scotia, 0.25%, 10/12/12	30,000,000	30,000,000
Catholic Health Initiatives, 0.30%, 10/3/12	4,000,000	4,000,000
Charta LLC, 0.32%, 11/2/12(2)	5,000,000	4,998,578
Charta LLC, 0.32%, 11/5/12(2)	14,000,000	13,995,644
Charta LLC, 0.16%, 11/13/12(2)	16,700,000	16,693,617
City of Chicago, 0.28%, 10/25/12 (LOC: Wells Fargo Bank N.A.)	17,896,000	17,892,659
CRC Funding LLC, 0.40%, 10/15/12(2)	5,000,000	4,999,222
CRC Funding LLC, 0.14%, 11/6/12(2)	3,750,000	3,748,875

12

	Principal Amount	Value
CRC Funding LLC, 0.28%, 11/14/12(2)	$1,000,000	$999,658
CRC Funding LLC, 0.28%, 11/19/12(2)	19,000,000	18,992,759
Crown Point Capital Co. LLC, 0.26%, 10/5/12(2)	15,000,000	14,999,567
Govco LLC, 0.40%, 10/15/12(2)	8,000,000	7,998,755
Govco LLC, 0.33%, 11/7/12(2)	27,000,000	26,991,120
Govco LLC, 0.28%, 11/15/12(2)	2,500,000	2,499,125
Govco LLC, 0.16%, 11/20/12(2)	11,500,000	11,494,569
Jupiter Securitization Co. LLC, 0.21%, 12/4/12(2)	15,000,000	14,994,400
Legacy Capital LLC, 0.26%, 10/2/12(2)	15,000,000	14,999,892
Lexington Parker Capital, 0.26%, 10/2/12(2)	15,000,000	14,999,892
Old Line Funding LLC, 0.23%, 1/10/13 (LOC: Royal Bank of Canada)(2)	5,056,000	5,052,737
Old Line Funding LLC, 0.15%, 1/14/13 (LOC: Royal Bank of Canada)(2)	1,750,000	1,748,826
Old Line Funding LLC, 0.15%, 1/15/13 (LOC: Royal Bank of Canada)(2)	5,000,000	4,996,614
San Diego County Water Authority, 0.21%, 10/9/12	3,285,000	3,285,000
San Diego County Water Authority, 0.20%, 11/5/12	7,500,000	7,500,000
Thunder Bay Funding LLC, 0.24%, 11/5/12 (LOC: Royal Bank of Canada)(2)	10,000,000	9,997,667
Toyota Motor Credit Corp., 0.33%, 10/5/12	12,000,000	11,999,573
Toyota Motor Credit Corp., 0.34%, 10/5/12	23,000,000	22,999,157
Toyota Motor Credit Corp., 0.26%, 11/23/12	12,000,000	11,995,407
TOTAL COMMERCIAL PAPER		304,873,313
Corporate Bonds — 15.8%
2880 Stevens Creek LLC, VRDN, 0.60%, 10/3/12 (LOC: Bank of the West)	4,530,000	4,530,000
Anacortes Class Assets LLC, VRDN, 0.72%, 10/1/12 (LOC: Bank of America N.A.)	2,070,000	2,070,000
Berkshire Hathaway, Inc., 2.125%, 2/11/13	9,000,000	9,059,443
Castleton United Methodist Church, Inc., VRDN, 0.42%, 10/1/12 (LOC: US Bank N.A.)	$3,000,000	$3,000,000
Chipmatic/Ottawa Property Group, VRDN, 0.36%, 10/1/12 (LOC: Comerica Bank)	2,385,000	2,385,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.21%, 10/1/12 (LOC: FHLB)	8,219,000	8,219,000
D & I Properties LLC, VRDN, 0.25%, 10/3/12 (LOC: Wells Fargo Bank N.A.)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.22%, 10/1/12 (LOC: FHLB)	4,800,000	4,800,000
EMF LLC, VRDN, 0.35%, 10/10/12 (LOC: Comerica Bank)	4,600,000	4,600,000
Fairfield North Texas Associates LP, VRDN, 0.23%, 10/1/12 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.30%, 10/5/12 (LOC: FHLB)	5,485,000	5,485,000
Flatley Hospitality LLC, VRDN, 0.22%, 10/1/12 (LOC: FHLB)	600,000	600,000
General Electric Capital Corp., 2.80%, 1/8/13	1,000,000	1,006,641
General Electric Capital Corp., 4.80%, 5/1/13	2,415,000	2,477,552
GFRE Holdings LLC, VRDN, 0.22%, 10/1/12 (LOC: FHLB)	1,685,000	1,685,000
Grace Community Church of Amarillo, VRDN, 0.33%, 10/4/12 (LOC: Wells Fargo Bank N.A.)	1,670,000	1,670,000
Greenback San Juan Associates LP, VRDN, 0.22%, 10/1/12 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.19%, 10/1/12 (LOC: FHLB)	15,295,000	15,295,000
HHH Investment Co., VRDN, 0.60%, 10/3/12 (LOC: Bank of the West)	7,780,000	7,780,000
High Track LLC, VRDN, 0.22%, 10/3/12 (LOC: FHLB)	8,355,000	8,355,000
Labcon North America, VRDN, 0.60%, 10/3/12 (LOC: Bank of the West)	2,235,000	2,235,000

13

	Principal Amount	Value
Lakeport Group LLC, VRDN, 0.34%, 10/3/12 (LOC: Union Bank N.A.)	$4,210,000	$4,210,000
Manse on Marsh LP, VRDN, 0.37%, 10/1/12 (LOC: FHLB)	11,055,000	11,055,000
Melair Associates LLC, VRDN, 0.45%, 10/1/12 (LOC: FHLB)	1,375,000	1,375,000
Ness Family Partners LP, VRDN, 0.60%, 10/3/12 (LOC: Bank of the West)	1,495,000	1,495,000
Norlan Partners LP, VRDN, 0.45%, 10/1/12 (LOC: FHLB)(2)	2,410,000	2,410,000
Provence LLC, VRDN, 0.45%, 10/1/12 (LOC: FHLB)(2)	3,500,000	3,500,000
Relay Relay LLC, VRDN, 0.97%, 10/1/12 (LOC: FHLB)	6,910,000	6,910,000
Renaissance Anaheim Associates LP, VRDN, 0.22%, 10/1/12 (LOC: FHLB)	8,600,000	8,600,000
RMD Note Issue LLC, VRDN, 0.22%, 10/3/12 (LOC: FHLB)	165,000	165,000
Salvation Army (The), VRDN, 0.18%, 10/1/12 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.18%, 10/1/12 (LOC: Bank of New York Mellon)	2,000,000	2,000,000
Shell International Finance BV, 1.875%, 3/25/13	7,834,000	7,892,314
TOTAL CORPORATE BONDS		156,364,950
U.S. Government Agency Securities — 2.3%
Federal Home Loan Bank, VRN, 0.27%, 10/1/12	15,000,000	15,000,000
Federal Home Loan Bank, VRN, 0.31%, 10/1/12	8,000,000	8,000,000
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		23,000,000

	Shares	Value
Temporary Cash Investments†
SSgA U.S. Government Money Market Fund	311,506	$311,506
TOTAL INVESTMENT SECURITIES — 100.2%		993,680,847
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,665,873)
TOTAL NET ASSETS — 100.0%		$992,014,974

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
AGM = Assured Guaranty Municipal Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
Q-SBLF = Qualified School Board Loan Fund
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†	Category is less than 0.05% of total net assets.
(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $201,111,517, which represented 20.3% of total net assets. None of these securities were considered illiquid.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$993,680,847
Receivable for investments sold	1,614,000
Receivable for capital shares sold	861,833
Interest receivable	709,898
996,866,578

Liabilities
Payable for capital shares redeemed	4,611,093
Accrued management fees	240,484
Dividends payable	27
4,851,604

Net Assets	$992,014,974

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	992,348,217

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$992,343,409
Accumulated net realized loss	(328,435)
$992,014,974

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,654,250

Expenses:
Management fees	2,242,265
Trustees’ fees and expenses	23,864
Other expenses	998
2,267,127
Fees waived	(662,160)
1,604,967

Net investment income (loss)	49,283

Net realized gain (loss) on investment transactions	192

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,475

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$49,283	$96,144
Net realized gain (loss)	192	25,791
Net increase (decrease) in net assets resulting from operations	49,475	121,935

Distributions to Shareholders
From net investment income	(49,283)	(96,144)

Capital Share Transactions
Proceeds from shares sold	157,644,077	389,080,163
Proceeds from reinvestment of distributions	48,970	92,707
Payments for shares redeemed	(144,374,510)	(369,721,807)
Net increase (decrease) in net assets from capital share transactions	13,318,537	19,451,063

Net increase (decrease) in net assets	13,318,729	19,476,854

Net Assets
Beginning of period	978,696,245	959,219,391
End of period	$992,014,974	$978,696,245

Transactions in Shares of the Fund
Sold	157,644,077	389,080,163
Issued in reinvestment of distributions	48,970	92,707
Redeemed	(144,374,510)	(369,721,807)
Net increase (decrease) in shares of the fund	13,318,537	19,451,063

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to earn the highest level of current income while preserving the value of your investment. The fund pursues its objective by investing most of its assets in high-quality, very short-term debt securities issued by corporations, banks and governments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, forward commitments and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

18

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1170% to 0.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee before waiver for the six months ended September 30, 2012 was 0.45%. The effective annual management fee after waiver for the six months ended September 30, 2012 was 0.32%.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 29% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•Level 2 valuation inputs consist of direct or indirect observable market data
(including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Municipal Securities	—	$509,131,078	—
Commercial Paper	—	304,873,313	—
Corporate Bonds	—	156,364,950	—
U.S. Government Agency Securities	—	23,000,000	—
Temporary Cash Investments	$311,506	—	—
Total Value of Investment Securities	$311,506	$993,369,341	—

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2012, the fund had accumulated short-term capital losses of $(328,627), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(327,991) and $(636) expire in 2017 and 2018, respectively.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.32%(4)	0.45%(4)	0.01%(4)	(0.12)%(4)	$992,015
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.28%	0.46%	0.01%	(0.17)%	$978,696
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.38%	0.46%	0.01%	(0.07)%	$959,219
2010	$1.00	—(3)	—(3)	$1.00	0.25%	0.46%	0.47%	0.26%	0.25%	$989,075
2009	$1.00	0.02	(0.02)	$1.00	2.20%	0.47%	0.49%	2.18%	2.16%	$1,129,499
2008	$1.00	0.05	(0.05)	$1.00	4.70%	0.43%	0.47%	4.58%	4.54%	$1,191,746

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended September 30, 2012 (unaudited).
(3)	Per-share amount was less than $0.005.
(4)	Annualized.

See Notes to Financial Statements.

21

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owningsimilar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

22

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholderconfirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

23

process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

24

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

25

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76709   1211

SEMIANNUAL REPORT     SEPTEMBER 30, 2012

NT Diversified Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	27
Statement of Operations	28
Statement of Changes in Net Assets	29
Notes to Financial Statements	30
Financial Highlights	35
Approval of Management Agreement	36
Additional Information	41

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLDX	4.16%	6.63%	7.07%	7.03%	5/12/06
Barclays U.S. Aggregate Bond Index	—	3.68%	5.16%	6.53%	6.51%(2)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.41%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2012
Portfolio at a Glance
Average Duration (effective)	4.9 years
Weighted Average Life	6.2 years

30-Day SEC Yield
Institutional Class	1.64%

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	35.0%
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	25.9%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations	3.4%
Sovereign Governments and Agencies	2.1%
Municipal Securities	1.7%
U.S. Government Agency Securities	1.3%
Asset-Backed Securities	0.2%
Temporary Cash Investments	5.0%
Other Assets and Liabilities	(10.5)%*
* Amount relates primarily to payable for investments purchased, but not settled at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,041.60	$2.05	0.40%
Hypothetical
Institutional Class	$1,000	$1,023.06	$2.03	0.40%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 35.0%
U.S. Treasury Bonds, 10.625%, 8/15/15	$1,580,000	$2,045,236
U.S. Treasury Bonds, 8.125%, 8/15/21	955,000	1,497,112
U.S. Treasury Bonds, 6.75%, 8/15/26	600,000	939,281
U.S. Treasury Bonds, 5.50%, 8/15/28	2,250,000	3,223,476
U.S. Treasury Bonds, 5.25%, 2/15/29	5,227,000	7,336,586
U.S. Treasury Bonds, 5.375%, 2/15/31	12,900,000	18,674,762
U.S. Treasury Bonds, 4.75%, 2/15/37	800,000	1,108,750
U.S. Treasury Bonds, 4.25%, 5/15/39	500,000	648,828
U.S. Treasury Bonds, 4.375%, 11/15/39	12,100,000	16,013,600
U.S. Treasury Bonds, 4.375%, 5/15/41	4,400,000	5,838,250
U.S. Treasury Bonds, 3.75%, 8/15/41	3,000,000	3,592,032
U.S. Treasury Bonds, 3.125%, 11/15/41	4,350,000	4,640,906
U.S. Treasury Bonds, 3.00%, 5/15/42	900,000	934,735
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	11,583,285	12,050,242
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	10,954,005	12,055,397
U.S. Treasury Notes, 1.375%, 1/15/13	28,300,000	28,406,125
U.S. Treasury Notes, 3.50%, 5/31/13	10,000,000	10,221,490
U.S. Treasury Notes, 0.75%, 8/15/13	14,500,000	14,573,631
U.S. Treasury Notes, 0.50%, 10/15/13	23,000,000	23,075,463
U.S. Treasury Notes, 0.75%, 12/15/13	10,000,000	10,066,410
U.S. Treasury Notes, 2.375%, 8/31/14	15,200,000	15,820,479
U.S. Treasury Notes, 0.50%, 10/15/14	25,000,000	25,130,875
U.S. Treasury Notes, 2.25%, 1/31/15	15,000,000	15,691,410
U.S. Treasury Notes, 0.25%, 8/15/15	15,800,000	15,777,785
U.S. Treasury Notes, 1.25%, 9/30/15	$10,000,000	$10,278,910
U.S. Treasury Notes, 2.125%, 12/31/15	3,993,000	4,221,975
U.S. Treasury Notes, 1.50%, 6/30/16	7,500,000	7,801,170
U.S. Treasury Notes, 1.50%, 7/31/16	9,200,000	9,572,315
U.S. Treasury Notes, 0.875%, 1/31/17	10,000,000	10,157,030
U.S. Treasury Notes, 0.625%, 5/31/17	15,000,000	15,044,535
U.S. Treasury Notes, 0.75%, 6/30/17	13,000,000	13,103,597
U.S. Treasury Notes, 0.50%, 7/31/17	7,000,000	6,968,283
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,309,888
U.S. Treasury Notes, 0.625%, 8/31/17	12,000,000	12,012,192
U.S. Treasury Notes, 1.875%, 10/31/17	10,000,000	10,617,190
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	9,216,609
U.S. Treasury Notes, 1.375%, 11/30/18	23,500,000	24,236,208
U.S. Treasury Notes, 1.00%, 8/31/19	18,000,000	17,969,058
U.S. Treasury Notes, 3.625%, 2/15/20	700,000	825,399
U.S. Treasury Notes, 2.625%, 8/15/20	650,000	718,961
U.S. Treasury Notes, 2.125%, 8/15/21	1,000,000	1,058,281
U.S. Treasury Notes, 2.00%, 2/15/22	10,400,000	10,822,500
U.S. Treasury Notes, 1.625%, 8/15/22	17,200,000	17,189,250
TOTAL U.S. TREASURY SECURITIES (Cost $420,383,208)		432,486,212
U.S. Government Agency Mortgage-Backed Securities(1) — 31.6%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.8%
FHLMC, VRN, 2.58%, 10/15/12	831,864	870,836
FHLMC, VRN, 2.91%, 10/15/12	1,527,803	1,618,110
FHLMC, VRN, 3.28%, 10/15/12	1,492,896	1,571,206

7

	Principal Amount	Value
FHLMC, VRN, 3.55%, 10/15/12	$980,552	$1,036,803
FHLMC, VRN, 3.72%, 10/15/12	1,025,826	1,089,012
FHLMC, VRN, 4.03%, 10/15/12	2,559,991	2,731,524
FHLMC, VRN, 6.16%, 10/15/12	2,169,833	2,359,482
FNMA, VRN, 2.73%, 10/25/12	2,740,871	2,876,190
FNMA, VRN, 3.11%, 10/25/12	898,656	948,134
FNMA, VRN, 3.35%, 10/25/12	1,307,591	1,381,547
FNMA, VRN, 3.37%, 10/25/12	844,063	895,200
FNMA, VRN, 3.90%, 10/25/12	2,371,892	2,526,106
FNMA, VRN, 3.91%, 10/25/12	1,638,675	1,746,498
FNMA, VRN, 5.98%, 10/25/12	671,447	733,935
		22,384,583
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 29.8%
FHLMC, 6.50%, 12/1/12	15	15
FHLMC, 6.00%, 1/1/13	39	39
FHLMC, 7.00%, 11/1/13	335	342
FHLMC, 7.00%, 6/1/14	827	868
FHLMC, 6.50%, 6/1/16	2,537	2,746
FHLMC, 6.50%, 6/1/16	4,856	5,218
FHLMC, 5.00%, 4/1/19	2,018,520	2,168,982
FHLMC, 7.00%, 9/1/27	786	941
FHLMC, 6.50%, 1/1/28	1,359	1,598
FHLMC, 7.00%, 2/1/28	220	263
FHLMC, 6.50%, 3/1/29	7,234	8,539
FHLMC, 6.50%, 6/1/29	5,935	6,780
FHLMC, 7.00%, 8/1/29	870	1,040
FHLMC, 7.50%, 8/1/29	2,833	3,077
FHLMC, 6.50%, 5/1/31	124	145
FHLMC, 6.50%, 5/1/31	3,217	3,743
FHLMC, 6.50%, 6/1/31	152	177
FHLMC, 6.50%, 6/1/31	92	107
FHLMC, 6.50%, 6/1/31	608	708
FHLMC, 5.50%, 12/1/33	121,195	135,768
FHLMC, 6.00%, 2/1/38	1,617,050	1,778,646
FHLMC, 5.50%, 4/1/38	976,719	1,065,474
FHLMC, 6.00%, 5/1/38	1,548,753	1,721,916
FHLMC, 6.00%, 8/1/38	101,485	112,038
FHLMC, 5.50%, 9/1/38	4,442,398	4,872,458
FHLMC, 4.00%, 4/1/41	7,862,247	8,742,977
FHLMC, 6.50%, 7/1/47	$12,479	$13,888
FNMA, 3.50%, 11/14/12(2)	28,000,000	29,946,868
FNMA, 4.00%, 11/14/12(2)	13,000,000	13,991,250
FNMA, 4.50%, 11/14/12(2)	12,000,000	12,976,872
FNMA, 5.00%, 11/14/12(2)	13,000,000	14,170,003
FNMA, 6.00%, 5/1/13	277	282
FNMA, 6.00%, 5/1/13	72	72
FNMA, 6.00%, 7/1/13	820	833
FNMA, 6.00%, 12/1/13	638	648
FNMA, 6.00%, 1/1/14	721	743
FNMA, 6.00%, 2/1/14	908	923
FNMA, 6.00%, 4/1/14	1,510	1,535
FNMA, 5.50%, 12/1/16	23,815	25,834
FNMA, 5.50%, 12/1/16	8,172	8,865
FNMA, 6.50%, 1/1/26	4,694	5,469
FNMA, 7.00%, 12/1/27	810	968
FNMA, 6.50%, 1/1/28	598	703
FNMA, 7.50%, 4/1/28	2,766	3,377
FNMA, 7.00%, 5/1/28	2,690	3,230
FNMA, 7.00%, 6/1/28	193	232
FNMA, 6.50%, 1/1/29	1,138	1,342
FNMA, 6.50%, 4/1/29	3,553	4,173
FNMA, 7.00%, 7/1/29	3,508	4,213
FNMA, 7.50%, 7/1/29	7,524	9,237
FNMA, 7.50%, 9/1/30	2,335	2,864
FNMA, 5.00%, 7/1/31	7,801,350	8,522,452
FNMA, 7.00%, 9/1/31	10,516	12,616
FNMA, 6.50%, 1/1/32	7,248	8,429
FNMA, 6.50%, 8/1/32	20,599	23,463
FNMA, 5.50%, 6/1/33	78,442	87,423
FNMA, 5.50%, 7/1/33	476,860	529,266
FNMA, 5.50%, 8/1/33	138,526	153,750
FNMA, 5.50%, 9/1/33	197,469	224,909
FNMA, 5.00%, 11/1/33	951,851	1,045,782
FNMA, 6.00%, 12/1/33	3,301,343	3,738,549
FNMA, 5.50%, 1/1/34	191,872	212,959
FNMA, 5.50%, 12/1/34	774,993	855,805
FNMA, 4.50%, 1/1/35	552,937	601,263
FNMA, 5.00%, 8/1/35	480,441	525,825
FNMA, 5.00%, 2/1/36	3,692,818	4,042,702
FNMA, 5.50%, 7/1/36	257,357	282,585
FNMA, 5.50%, 2/1/37	126,393	138,782
FNMA, 6.00%, 4/1/37	695,680	782,376
FNMA, 6.00%, 7/1/37	2,289,300	2,574,593
FNMA, 6.00%, 8/1/37	2,148,452	2,416,193
FNMA, 6.50%, 8/1/37	164,419	183,984
FNMA, 6.00%, 9/1/37	2,619,077	2,900,452
FNMA, 6.00%, 11/1/37	838,097	942,541

8

	Principal Amount	Value
FNMA, 5.50%, 2/1/38	$5,517,951	$6,077,814
FNMA, 5.50%, 2/1/38	937,778	1,028,531
FNMA, 5.50%, 6/1/38	1,638,926	1,803,423
FNMA, 5.00%, 1/1/39	1,190,669	1,331,051
FNMA, 4.50%, 2/1/39	2,458,154	2,661,089
FNMA, 5.50%, 3/1/39	5,825,337	6,389,081
FNMA, 4.50%, 4/1/39	1,228,439	1,383,214
FNMA, 4.50%, 5/1/39	3,095,561	3,397,605
FNMA, 6.50%, 5/1/39	1,189,961	1,355,295
FNMA, 4.50%, 6/1/39	2,233,757	2,484,482
FNMA, 4.50%, 6/1/39	13,328,264	14,865,923
FNMA, 5.00%, 8/1/39	1,828,985	2,044,625
FNMA, 4.50%, 9/1/39	3,921,554	4,415,644
FNMA, 4.50%, 10/1/39	4,278,105	4,817,118
FNMA, 5.00%, 4/1/40	6,615,462	7,223,848
FNMA, 5.00%, 4/1/40	3,290,516	3,748,398
FNMA, 4.00%, 10/1/40	3,969,687	4,420,087
FNMA, 4.50%, 11/1/40	3,684,051	4,097,562
FNMA, 4.00%, 12/1/40	5,296,428	5,803,017
FNMA, 4.00%, 5/1/41	7,958,262	8,587,640
FNMA, 4.50%, 7/1/41	8,765,372	9,675,269
FNMA, 4.00%, 8/1/41	7,126,792	7,857,448
FNMA, 4.00%, 9/1/41	8,351,703	9,181,841
FNMA, 4.50%, 9/1/41	4,725,394	5,215,917
FNMA, 3.50%, 10/1/41	6,796,348	7,295,759
FNMA, 4.00%, 12/1/41	4,732,755	5,203,179
FNMA, 4.00%, 1/1/42	5,555,180	6,072,630
FNMA, 4.00%, 1/1/42	9,095,125	9,817,254
FNMA, 3.50%, 5/1/42	3,927,635	4,227,293
FNMA, 3.50%, 9/1/42	7,553,934	8,130,259
FNMA, 6.50%, 6/1/47	31,155	34,677
FNMA, 6.50%, 8/1/47	58,351	64,948
FNMA, 6.50%, 8/1/47	58,936	65,600
FNMA, 6.50%, 9/1/47	132,971	148,004
FNMA, 6.50%, 9/1/47	4,706	5,238
FNMA, 6.50%, 9/1/47	53,081	59,082
FNMA, 6.50%, 9/1/47	36,670	40,816
FNMA, 6.50%, 9/1/47	36,758	40,913
GNMA, 4.00%, 10/18/12(2)	12,000,000	13,233,750
GNMA, 7.00%, 11/15/22	2,301	2,674
GNMA, 7.00%, 4/20/26	683	813
GNMA, 7.50%, 8/15/26	1,433	1,727
GNMA, 8.00%, 8/15/26	719	873
GNMA, 7.50%, 5/15/27	1,087	1,309
GNMA, 8.00%, 6/15/27	1,478	1,560
GNMA, 7.50%, 11/15/27	235	244
GNMA, 7.00%, 2/15/28	535	643
GNMA, 7.50%, 2/15/28	477	492
GNMA, 6.50%, 3/15/28	$1,592	$1,879
GNMA, 7.00%, 4/15/28	273	328
GNMA, 6.50%, 5/15/28	4,292	5,061
GNMA, 7.00%, 12/15/28	1,239	1,488
GNMA, 7.00%, 5/15/31	6,674	8,039
GNMA, 6.00%, 7/15/33	1,895,312	2,167,721
GNMA, 4.50%, 8/15/33	2,785,031	3,074,662
GNMA, 5.00%, 3/20/36	423,720	471,415
GNMA, 5.00%, 4/20/36	953,367	1,059,487
GNMA, 5.00%, 5/20/36	1,371,385	1,524,036
GNMA, 5.50%, 1/15/39	1,966,714	2,207,725
GNMA, 6.00%, 1/20/39	194,762	220,238
GNMA, 6.00%, 2/20/39	1,074,093	1,214,589
GNMA, 4.50%, 6/15/39	7,297,360	8,085,899
GNMA, 5.50%, 9/15/39	334,627	374,169
GNMA, 5.00%, 10/15/39	3,587,165	4,028,014
GNMA, 4.50%, 1/15/40	4,987,967	5,514,487
GNMA, 5.00%, 8/20/40	6,853,408	7,639,778
GNMA, 4.00%, 11/20/40	9,548,974	10,548,206
GNMA, 4.00%, 12/15/40	3,029,019	3,348,215
GNMA, 4.00%, 2/15/41	3,741,247	4,135,497
GNMA, 4.50%, 6/15/41	1,874,966	2,085,774
GNMA, 4.50%, 7/20/41	4,807,893	5,321,699
GNMA, 3.50%, 6/20/42	991,516	1,086,374
GNMA, 3.50%, 7/20/42	6,468,782	7,087,648
		368,143,815
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(Cost $377,099,429)		390,528,398
Corporate Bonds — 25.9%
AEROSPACE AND DEFENSE — 0.5%
L-3 Communications Corp., 5.20%, 10/15/19	60,000	67,669
L-3 Communications Corp., 4.75%, 7/15/20	420,000	464,550
Lockheed Martin Corp., 7.65%, 5/1/16	220,000	266,853
Lockheed Martin Corp., 4.25%, 11/15/19	1,100,000	1,247,079
Northrop Grumman Corp., 3.70%, 8/1/14	170,000	179,369
Raytheon Co., 4.40%, 2/15/20	490,000	568,750
United Technologies Corp., 6.125%, 2/1/19	410,000	513,669
United Technologies Corp., 3.10%, 6/1/22	330,000	352,482
United Technologies Corp., 6.05%, 6/1/36	230,000	310,152

9

	Principal Amount	Value
United Technologies Corp., 5.70%, 4/15/40	$830,000	$1,083,663
United Technologies Corp., 4.50%, 6/1/42	1,000,000	1,127,124
		6,181,360
AUTOMOBILES — 0.6%
American Honda Finance Corp., 2.375%, 3/18/13(3)	430,000	433,797
American Honda Finance Corp., 2.50%, 9/21/15(3)	1,090,000	1,133,346
American Honda Finance Corp., 1.50%, 9/11/17(3)	330,000	331,852
Daimler Finance North America LLC, 1.30%, 7/31/15(3)	900,000	904,167
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	950,000	992,251
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	150,000	158,931
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	530,000	580,651
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	860,000	941,263
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	890,000	1,008,886
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)	290,000	292,089
Volkswagen International Finance NV, 1.625%, 3/22/15(3)	1,000,000	1,017,149
		7,794,382
BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	2,270,000	3,075,537
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	900,000	1,119,448
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	310,000	312,603
Coca-Cola Co. (The), 1.80%, 9/1/16	770,000	803,167
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	410,000	434,659
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,030,000	1,073,760
PepsiCo, Inc., 4.875%, 11/1/40	410,000	491,015
PepsiCo, Inc., 3.60%, 8/13/42	400,000	395,434
Pernod-Ricard SA, 2.95%, 1/15/17(3)	670,000	699,855
Pernod-Ricard SA, 4.45%, 1/15/22(3)	$220,000	$243,062
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	1,000,000	1,047,240
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	850,000	925,087
SABMiller plc, 5.50%, 8/15/13(3)	250,000	259,489
		10,880,356
BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17	1,240,000	1,282,187
Amgen, Inc., 5.85%, 6/1/17	400,000	478,201
Amgen, Inc., 3.625%, 5/15/22	120,000	126,799
Celgene Corp., 3.25%, 8/15/22	480,000	485,698
Gilead Sciences, Inc., 4.40%, 12/1/21	1,070,000	1,218,756
		3,591,641
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	350,000	413,391
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	1,830,000	2,203,188
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	900,000	956,418
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	800,000	850,902
Jefferies Group, Inc., 5.125%, 4/13/18	510,000	520,200
		4,944,099
CHEMICALS — 0.5%
Ashland, Inc., 4.75%, 8/15/22(3)	400,000	411,000
CF Industries, Inc., 6.875%, 5/1/18	1,110,000	1,352,812
CF Industries, Inc., 7.125%, 5/1/20	350,000	440,125
Dow Chemical Co. (The), 5.90%, 2/15/15	540,000	601,956
Dow Chemical Co. (The), 2.50%, 2/15/16	890,000	929,049
Eastman Chemical Co., 3.60%, 8/15/22	700,000	739,066
Ecolab, Inc., 3.00%, 12/8/16	450,000	484,416
Ecolab, Inc., 4.35%, 12/8/21	1,280,000	1,455,247
		6,413,671

10

	Principal Amount	Value
COMMERCIAL BANKS — 1.8%
Bank of America N.A., 5.30%, 3/15/17	$1,000,000	$1,111,776
Bank of Nova Scotia, 2.55%, 1/12/17	900,000	953,492
BB&T Corp., 5.70%, 4/30/14	250,000	269,499
BB&T Corp., 3.20%, 3/15/16	650,000	698,790
Capital One Financial Corp., 2.15%, 3/23/15	700,000	718,171
Capital One Financial Corp., 4.75%, 7/15/21	610,000	693,934
Fifth Third Bancorp, 6.25%, 5/1/13	720,000	743,409
HSBC Bank plc, 3.50%, 6/28/15(3)	780,000	828,071
ING Bank NV, 2.00%, 9/25/15(3)	420,000	420,931
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	2,070,000	2,382,791
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	690,000	742,336
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	1,600,000	1,679,246
Northern Trust Co. (The), 6.50%, 8/15/18	430,000	536,274
PNC Funding Corp., 3.625%, 2/8/15	420,000	446,489
PNC Funding Corp., 4.375%, 8/11/20	230,000	262,888
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,950,000	2,102,262
SunTrust Bank, 7.25%, 3/15/18	100,000	120,985
SunTrust Banks, Inc., 3.60%, 4/15/16	196,000	209,609
Toronto-Dominion Bank (The), 2.50%, 7/14/16	460,000	486,905
Toronto-Dominion Bank (The), 2.375%, 10/19/16	1,160,000	1,221,553
U.S. Bancorp., 3.44%, 2/1/16	450,000	472,888
U.S. Bancorp., MTN, 3.00%, 3/15/22	650,000	682,041
U.S. Bancorp., MTN, 2.95%, 7/15/22	290,000	293,448
Wachovia Bank N.A., 4.80%, 11/1/14	228,000	245,325
Wachovia Bank N.A., 5.85%, 2/1/37	380,000	480,168
Wells Fargo & Co., 3.68%, 3/15/13	560,000	610,208
Wells Fargo & Co., 1.50%, 7/1/15	$300,000	$305,253
Wells Fargo & Co., 2.10%, 5/8/17	500,000	517,973
Wells Fargo & Co., 5.625%, 12/11/17	190,000	228,433
Wells Fargo & Co., 4.60%, 4/1/21	380,000	439,818
Wells Fargo & Co., MTN, 3.50%, 3/8/22	770,000	823,027
		21,727,993
COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Corrections Corp. of America, 7.75%, 6/1/17	550,000	592,625
Republic Services, Inc., 3.80%, 5/15/18	270,000	300,676
Republic Services, Inc., 5.50%, 9/15/19	393,000	466,158
Republic Services, Inc., 3.55%, 6/1/22	460,000	484,664
Waste Management, Inc., 2.60%, 9/1/16	860,000	903,772
Waste Management, Inc., 4.75%, 6/30/20	360,000	413,701
Waste Management, Inc., 6.125%, 11/30/39	280,000	354,364
		3,515,960
COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39	300,000	399,286
COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	1,380,000	1,386,250
CONSUMER FINANCE — 0.5%
American Express Centurion Bank, 6.00%, 9/13/17	1,450,000	1,761,206
American Express Credit Corp., 2.80%, 9/19/16	220,000	234,175
American Express Credit Corp., MTN, 2.75%, 9/15/15	330,000	347,901
American Express Credit Corp., MTN, 2.375%, 3/24/17	470,000	495,000
Capital One Bank USA N.A., 8.80%, 7/15/19	200,000	264,362
Credit Suisse (New York), 5.50%, 5/1/14	590,000	630,384
HSBC Finance Corp., 4.75%, 7/15/13	200,000	205,857
John Deere Capital Corp., MTN, 3.15%, 10/15/21	370,000	395,550
PNC Bank N.A., 6.00%, 12/7/17	310,000	370,998

11

	Principal Amount	Value
SLM Corp., 6.25%, 1/25/16	$370,000	$403,300
SLM Corp., MTN, 5.00%, 10/1/13	640,000	666,400
		5,775,133
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16	730,000	793,875
Ball Corp., 6.75%, 9/15/20	840,000	928,200
		1,722,075
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Bank of America Corp., 4.50%, 4/1/15	1,410,000	1,511,282
Bank of America Corp., 3.75%, 7/12/16	960,000	1,019,619
Bank of America Corp., 6.50%, 8/1/16	1,050,000	1,215,591
Bank of America Corp., 5.75%, 12/1/17	1,790,000	2,062,297
Bank of America Corp., 5.625%, 7/1/20	800,000	913,878
Bank of America Corp., 5.70%, 1/24/22	300,000	353,099
Bank of America Corp., 5.875%, 2/7/42	490,000	575,619
Citigroup, Inc., 6.01%, 1/15/15	1,470,000	1,611,876
Citigroup, Inc., 4.75%, 5/19/15	210,000	226,203
Citigroup, Inc., 4.45%, 1/10/17	1,250,000	1,374,586
Citigroup, Inc., 6.125%, 5/15/18	2,560,000	3,034,691
Citigroup, Inc., 4.50%, 1/14/22	850,000	935,286
Deutsche Bank AG (London), 3.875%, 8/18/14	490,000	515,058
General Electric Capital Corp., 3.75%, 11/14/14	1,500,000	1,590,898
General Electric Capital Corp., 2.25%, 11/9/15	710,000	735,850
General Electric Capital Corp., 5.625%, 9/15/17	250,000	294,805
General Electric Capital Corp., 4.375%, 9/16/20	3,670,000	4,054,979
General Electric Capital Corp., 5.30%, 2/11/21	610,000	701,363
General Electric Capital Corp., MTN, 4.65%, 10/17/21	2,880,000	3,234,588
General Electric Capital Corp., MTN, 5.875%, 1/14/38	350,000	419,034
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	840,000	903,692
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	$180,000	$187,419
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	520,000	548,837
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	2,030,000	2,143,457
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	650,000	726,639
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	2,330,000	2,689,405
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	360,000	418,471
HSBC Holdings plc, 5.10%, 4/5/21	700,000	810,258
HSBC Holdings plc, 6.80%, 6/1/38	230,000	282,055
JPMorgan Chase & Co., 6.00%, 1/15/18	2,550,000	3,044,496
JPMorgan Chase & Co., 4.25%, 10/15/20	700,000	766,284
JPMorgan Chase & Co., 4.625%, 5/10/21	360,000	403,217
Morgan Stanley, 6.00%, 4/28/15	1,000,000	1,084,399
Morgan Stanley, 6.625%, 4/1/18	750,000	862,914
Morgan Stanley, 5.625%, 9/23/19	1,160,000	1,269,336
Morgan Stanley, 5.50%, 7/28/21	380,000	416,689
Syngenta Finance NV, 3.125%, 3/28/22	510,000	536,989
UBS AG (Stamford Branch), 5.875%, 12/20/17	1,700,000	2,015,122
		45,490,281
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc., 5.10%, 9/15/14	100,000	108,790
AT&T, Inc., 3.875%, 8/15/21	1,780,000	2,019,102
AT&T, Inc., 3.00%, 2/15/22	590,000	625,176
AT&T, Inc., 6.55%, 2/15/39	1,430,000	1,947,607
AT&T, Inc., 5.55%, 8/15/41	400,000	500,530
British Telecommunications plc, 5.95%, 1/15/18	1,220,000	1,463,006
CenturyLink, Inc., 6.15%, 9/15/19	620,000	695,815
CenturyLink, Inc., 5.80%, 3/15/22	60,000	65,423
CenturyLink, Inc., Series P, 7.60%, 9/15/39	290,000	307,907
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	1,540,000	1,577,142

12

	Principal Amount	Value
France Telecom SA, 4.375%, 7/8/14	$540,000	$571,672
Telecom Italia Capital SA, 7.00%, 6/4/18	525,000	581,437
Telefonica Emisiones SAU, 5.88%, 7/15/19	400,000	403,000
Telefonica Emisiones SAU, 5.46%, 2/16/21	580,000	569,850
Verizon Communications, Inc., 6.10%, 4/15/18	395,000	494,423
Verizon Communications, Inc., 8.75%, 11/1/18	670,000	936,834
Verizon Communications, Inc., 3.50%, 11/1/21	500,000	552,827
Verizon Communications, Inc., 7.35%, 4/1/39	500,000	752,144
Verizon Communications, Inc., 4.75%, 11/1/41	400,000	462,412
Windstream Corp., 7.875%, 11/1/17	230,000	258,175
		14,893,272
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	570,000	661,200
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	690,000	802,125
Jabil Circuit, Inc., 5.625%, 12/15/20	190,000	204,250
Jabil Circuit, Inc., 4.70%, 9/15/22	300,000	300,000
		1,306,375
ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16	540,000	576,695
Noble Holding International Ltd., 3.95%, 3/15/22	230,000	241,877
Pride International, Inc., 6.875%, 8/15/20	100,000	126,817
Transocean, Inc., 2.50%, 10/15/17	440,000	443,064
Transocean, Inc., 6.50%, 11/15/20	300,000	358,905
Transocean, Inc., 6.375%, 12/15/21	230,000	275,822
Weatherford International Ltd., 9.625%, 3/1/19	600,000	782,076
		2,805,256
FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp., 6.60%, 3/15/19	1,500,000	1,919,859
Delhaize Group SA, 5.875%, 2/1/14	810,000	851,325
Delhaize Group SA, 6.50%, 6/15/17	$150,000	$167,668
Kroger Co. (The), 6.40%, 8/15/17	530,000	642,219
Safeway, Inc., 4.75%, 12/1/21	660,000	674,278
Target Corp., 4.00%, 7/1/42	350,000	360,302
Wal-Mart Stores, Inc., 5.875%, 4/5/27	235,000	318,674
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	542,635
Wal-Mart Stores, Inc., 4.875%, 7/8/40	970,000	1,168,005
Wal-Mart Stores, Inc., 5.625%, 4/15/41	500,000	670,573
Walgreen Co., 1.80%, 9/15/17	430,000	435,472
		7,751,010
FOOD PRODUCTS — 0.5%
General Mills, Inc., 5.25%, 8/15/13	880,000	916,719
General Mills, Inc., 3.15%, 12/15/21	1,020,000	1,063,789
Kellogg Co., 4.45%, 5/30/16	320,000	358,429
Kraft Foods, Inc., 6.125%, 2/1/18	146,000	178,503
Kraft Foods, Inc., 6.125%, 8/23/18(3)	414,000	507,848
Kraft Foods, Inc., 6.50%, 2/9/40	870,000	1,184,191
Kraft Foods, Inc., 5.00%, 6/4/42(3)	730,000	818,731
Mead Johnson Nutrition Co., 3.50%, 11/1/14	395,000	409,607
Mead Johnson Nutrition Co., 5.90%, 11/1/39	270,000	334,550
Tyson Foods, Inc., 6.85%, 4/1/16	300,000	345,750
Tyson Foods, Inc., 4.50%, 6/15/22	240,000	252,600
		6,370,717
GAS UTILITIES — 1.1%
El Paso Corp., 7.25%, 6/1/18	710,000	821,326
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	660,000	786,424
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	656,199
Enbridge Energy Partners LP, 5.20%, 3/15/20	220,000	251,952

13

	Principal Amount	Value
Enbridge Energy Partners LP, 5.50%, 9/15/40	$320,000	$362,681
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	486,895
Enterprise Products Operating LLC, 3.70%, 6/1/15	420,000	449,323
Enterprise Products Operating LLC, 6.30%, 9/15/17	520,000	633,314
Enterprise Products Operating LLC, 5.20%, 9/1/20	100,000	118,019
Enterprise Products Operating LLC, 5.95%, 2/1/41	930,000	1,105,505
Enterprise Products Operating LLC, 4.45%, 2/15/43	410,000	407,746
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	610,000	767,424
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	550,000	642,305
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	460,000	495,259
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	620,000	753,249
Magellan Midstream Partners LP, 6.55%, 7/15/19	640,000	789,136
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	400,000	434,911
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	260,000	350,128
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	1,020,000	1,085,259
TransCanada PipeLines Ltd., 2.50%, 8/1/22	680,000	689,552
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,141,689
Williams Partners LP, 3.35%, 8/15/22	400,000	409,839
		13,638,135
HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 3.20%, 6/15/22	340,000	360,106
HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Express Scripts, Inc., 2.65%, 2/15/17(3)	1,640,000	1,720,691
Express Scripts, Inc., 7.25%, 6/15/19	1,490,000	1,923,080
HCA, Inc., 7.875%, 2/15/20	920,000	1,038,450
Mayo Clinic Rochester, 3.77%, 11/15/43	$365,000	$368,240
NYU Hospitals Center, 4.43%, 7/1/42	400,000	408,184
Universal Health Services, Inc., 7.125%, 6/30/16	630,000	719,775
WellPoint, Inc., 3.125%, 5/15/22	630,000	630,297
WellPoint, Inc., 3.30%, 1/15/23	500,000	506,947
WellPoint, Inc., 5.80%, 8/15/40	210,000	244,472
		7,560,136
HOTELS, RESTAURANTS AND LEISURE — 0.1%
International Game Technology, 5.50%, 6/15/20	300,000	328,739
Wyndham Worldwide Corp., 6.00%, 12/1/16	5,000	5,638
Wyndham Worldwide Corp., 2.95%, 3/1/17	600,000	605,793
		940,170
HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19	465,000	532,820
HOUSEHOLD PRODUCTS — 0.1%
Clorox Co. (The), 3.05%, 9/15/22	380,000	388,381
Jarden Corp., 8.00%, 5/1/16	960,000	1,029,600
		1,417,981
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(3)	360,000	370,800
General Electric Co., 5.25%, 12/6/17	750,000	888,618
		1,259,418
INSURANCE — 1.3%
Allstate Corp. (The), 7.45%, 5/16/19	810,000	1,061,903
Allstate Corp. (The), 5.20%, 1/15/42	420,000	506,218
American International Group, Inc., 3.65%, 1/15/14	230,000	236,921
American International Group, Inc., 5.85%, 1/16/18	2,570,000	2,988,614
American International Group, Inc., 4.875%, 6/1/22	490,000	553,419
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	655,000	747,682
Berkshire Hathaway, Inc., 3.75%, 8/15/21	190,000	208,795
Berkshire Hathaway, Inc., 3.00%, 5/15/22	430,000	446,813

14

	Principal Amount	Value
CNA Financial Corp., 5.75%, 8/15/21	$480,000	$559,346
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(3)	1,000,000	1,102,500
Genworth Financial, Inc., 7.20%, 2/15/21	230,000	235,542
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	230,000	255,549
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	470,000	545,336
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	550,000	619,108
International Lease Finance Corp., 4.875%, 4/1/15	200,000	208,632
International Lease Finance Corp., 5.75%, 5/15/16	320,000	340,933
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)	387,000	409,869
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	240,000	251,576
Lincoln National Corp., 6.25%, 2/15/20	780,000	920,464
MetLife, Inc., 6.75%, 6/1/16	520,000	623,017
MetLife, Inc., 1.76%, 12/15/17	470,000	473,959
MetLife, Inc., 4.125%, 8/13/42	450,000	445,554
Principal Financial Group, Inc., 3.30%, 9/15/22	330,000	334,505
Prudential Financial, Inc., 7.375%, 6/15/19	660,000	835,920
Prudential Financial, Inc., 5.375%, 6/21/20	480,000	555,874
Prudential Financial, Inc., 5.625%, 5/12/41	290,000	327,830
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	190,880
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(3)	540,000	547,620
		16,534,379
IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	570,625
International Business Machines Corp., 1.95%, 7/22/16	1,750,000	1,829,788
		2,400,413
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	$330,000	$335,981
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	980,000	1,050,839
		1,386,820
MACHINERY — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,128,332
Deere & Co., 5.375%, 10/16/29	480,000	617,530
Deere & Co., 3.90%, 6/9/42	410,000	426,562
		2,172,424
MEDIA — 2.1%
CBS Corp., 1.95%, 7/1/17	230,000	236,084
Comcast Corp., 5.90%, 3/15/16	1,000,000	1,163,088
Comcast Corp., 3.125%, 7/15/22	750,000	779,908
Comcast Corp., 6.50%, 11/15/35	660,000	856,014
Comcast Corp., 6.40%, 5/15/38	350,000	450,302
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	560,000	600,893
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	880,000	932,565
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	1,230,000	1,380,628
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.80%, 3/15/22	450,000	464,107
Discovery Communications LLC, 5.625%, 8/15/19	640,000	773,577
DISH DBS Corp., 7.00%, 10/1/13	200,000	210,500
DISH DBS Corp., 7.125%, 2/1/16	550,000	610,500
DISH DBS Corp., 6.75%, 6/1/21	430,000	470,850
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	840,000	937,650
Lamar Media Corp., 9.75%, 4/1/14	420,000	472,500
NBCUniversal Media LLC, 5.15%, 4/30/20	670,000	795,432
NBCUniversal Media LLC, 4.375%, 4/1/21	1,800,000	2,045,196

15

	Principal Amount	Value
NBCUniversal Media LLC, 2.875%, 1/15/23	$400,000	$399,268
News America, Inc., 3.00%, 9/15/22(3)	820,000	829,232
News America, Inc., 6.90%, 8/15/39	710,000	925,552
Omnicom Group, Inc., 3.625%, 5/1/22	600,000	635,160
Qwest Corp., 7.50%, 10/1/14	120,000	133,941
SBA Telecommunications, Inc., 8.25%, 8/15/19	260,000	291,850
Time Warner Cable, Inc., 6.75%, 7/1/18	1,290,000	1,624,745
Time Warner Cable, Inc., 4.50%, 9/15/42	500,000	501,339
Time Warner, Inc., 3.15%, 7/15/15	540,000	576,663
Time Warner, Inc., 4.875%, 3/15/20	920,000	1,064,354
Time Warner, Inc., 3.40%, 6/15/22	330,000	349,328
Time Warner, Inc., 7.70%, 5/1/32	440,000	620,282
Time Warner, Inc., 4.90%, 6/15/42	590,000	650,814
Viacom, Inc., 4.375%, 9/15/14	640,000	684,812
Viacom, Inc., 4.50%, 3/1/21	720,000	819,300
Viacom, Inc., 3.125%, 6/15/22	460,000	476,216
Virgin Media Secured Finance plc, 6.50%, 1/15/18	1,440,000	1,584,000
		25,346,650
METALS AND MINING — 0.7%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	320,000	336,583
ArcelorMittal, 5.50%, 8/5/20	455,000	438,449
ArcelorMittal, 6.50%, 2/25/22	800,000	789,507
Barrick North America Finance LLC, 4.40%, 5/30/21	670,000	730,411
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	531,325
Newmont Mining Corp., 3.50%, 3/15/22	800,000	813,318
Newmont Mining Corp., 6.25%, 10/1/39	290,000	344,207
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	240,000	253,691
Teck Resources Ltd., 5.375%, 10/1/15	210,000	232,224
Teck Resources Ltd., 3.15%, 1/15/17	$460,000	$478,871
Teck Resources Ltd., 3.85%, 8/15/17	100,000	107,182
Vale Overseas Ltd., 5.625%, 9/15/19	1,205,000	1,361,909
Vale Overseas Ltd., 4.625%, 9/15/20	820,000	878,591
Vale SA, 5.625%, 9/11/42	220,000	225,171
Xstrata Canada Financial Corp., 2.85%, 11/10/14(3)	1,000,000	1,028,650
		8,550,089
MULTI-UTILITIES — 1.3%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	295,480
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	455,000	514,837
CMS Energy Corp., 4.25%, 9/30/15	290,000	308,502
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,159,906
Consumers Energy Co., 2.85%, 5/15/22	230,000	240,672
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	1,011,861
Dominion Resources, Inc., 2.75%, 9/15/22	540,000	544,738
Dominion Resources, Inc., 4.90%, 8/1/41	940,000	1,094,074
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	520,000	681,145
Duke Energy Corp., 3.95%, 9/15/14	260,000	275,757
Duke Energy Corp., 1.625%, 8/15/17	500,000	502,170
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,333,040
Edison International, 3.75%, 9/15/17	390,000	419,491
Exelon Generation Co. LLC, 5.20%, 10/1/19	330,000	375,298
FirstEnergy Solutions Corp., 6.05%, 8/15/21	490,000	550,751
Florida Power Corp., 6.35%, 9/15/37	263,000	358,293
Georgia Power Co., 4.30%, 3/15/42	410,000	439,836
Ipalco Enterprises, Inc., 5.00%, 5/1/18	210,000	221,025
Niagara Mohawk Power Corp., 4.88%, 8/15/19(3)	200,000	225,976
Nisource Finance Corp., 4.45%, 12/1/21	310,000	345,458

16

	Principal Amount	Value
Nisource Finance Corp., 5.25%, 2/15/43	$320,000	$358,980
Northern States Power Co., 3.40%, 8/15/42	320,000	309,305
Pacific Gas & Electric Co., 5.80%, 3/1/37	421,000	540,479
Pacific Gas & Electric Co., 4.45%, 4/15/42	250,000	274,778
PacifiCorp, 6.00%, 1/15/39	570,000	773,414
Progress Energy, Inc., 3.15%, 4/1/22	320,000	326,624
Public Service Company of Colorado, 4.75%, 8/15/41	190,000	226,601
San Diego Gas & Electric Co., 3.00%, 8/15/21	390,000	417,962
Sempra Energy, 6.50%, 6/1/16	460,000	548,302
Sempra Energy, 9.80%, 2/15/19	130,000	183,567
Sempra Energy, 2.875%, 10/1/22	600,000	608,665
Southern California Edison Co., 5.625%, 2/1/36	179,000	231,429
Southern Power Co., 5.15%, 9/15/41	190,000	218,914
Xcel Energy, Inc., 4.80%, 9/15/41	190,000	220,128
		16,137,458
MULTILINE RETAIL†
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	390,000	455,833
OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	190,000	195,877
OIL, GAS AND CONSUMABLE FUELS — 2.1%
Anadarko Petroleum Corp., 5.95%, 9/15/16	910,000	1,055,548
Anadarko Petroleum Corp., 6.45%, 9/15/36	630,000	783,981
Apache Corp., 4.75%, 4/15/43	630,000	723,888
BP Capital Markets plc, 3.20%, 3/11/16	560,000	601,700
BP Capital Markets plc, 2.25%, 11/1/16	810,000	848,898
BP Capital Markets plc, 4.50%, 10/1/20	360,000	418,705
Cenovus Energy, Inc., 4.50%, 9/15/14	560,000	601,016
ConocoPhillips, 5.75%, 2/1/19	710,000	883,777
ConocoPhillips Holding Co., 6.95%, 4/15/29	708,000	1,005,652
Devon Energy Corp., 1.875%, 5/15/17	$330,000	$336,832
Devon Energy Corp., 5.60%, 7/15/41	800,000	953,973
EOG Resources, Inc., 5.625%, 6/1/19	240,000	295,192
FMC Technologies, Inc., 2.00%, 10/1/17	360,000	364,250
Hess Corp., 6.00%, 1/15/40	450,000	548,683
Marathon Petroleum Corp., 3.50%, 3/1/16	670,000	711,125
Marathon Petroleum Corp., 5.125%, 3/1/21	490,000	566,530
Newfield Exploration Co., 6.875%, 2/1/20	585,000	644,963
Nexen, Inc., 6.20%, 7/30/19	500,000	606,688
Nexen, Inc., 5.875%, 3/10/35	340,000	403,825
Noble Energy, Inc., 4.15%, 12/15/21	1,070,000	1,158,172
Occidental Petroleum Corp., 1.75%, 2/15/17	330,000	342,098
Occidental Petroleum Corp., 2.70%, 2/15/23	730,000	752,263
Peabody Energy Corp., 7.375%, 11/1/16	270,000	307,125
Peabody Energy Corp., 6.50%, 9/15/20	310,000	318,525
Pemex Project Funding Master Trust, 6.625%, 6/15/35	230,000	289,800
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	760,000	870,204
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	1,660,000	1,879,122
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	576,000
Petroleos Mexicanos, 4.875%, 1/24/22	670,000	758,775
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	400,480
Phillips 66, 4.30%, 4/1/22(3)	680,000	746,142
Pioneer Natural Resources Co., 3.95%, 7/15/22	550,000	585,556
Shell International Finance BV, 2.375%, 8/21/22	1,080,000	1,092,945
Shell International Finance BV, 3.625%, 8/21/42	730,000	745,032
Suncor Energy, Inc., 6.10%, 6/1/18	713,000	880,666
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	290,978

17

	Principal Amount	Value
Talisman Energy, Inc., 7.75%, 6/1/19	$830,000	$1,056,661
Talisman Energy, Inc., 3.75%, 2/1/21	410,000	428,526
Tesoro Corp., 5.375%, 10/1/22	230,000	237,475
Weatherford International Ltd., 4.50%, 4/15/22	80,000	83,844
		26,155,615
PAPER AND FOREST PRODUCTS — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	1,720,000	2,019,658
International Paper Co., 4.75%, 2/15/22	620,000	705,506
International Paper Co., 6.00%, 11/15/41	350,000	428,604
		3,153,768
PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 1.45%, 8/15/16	600,000	618,717
PHARMACEUTICALS — 0.7%
Bristol-Myers Squibb Co., 3.25%, 8/1/42	400,000	372,917
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	1,041,062
Merck & Co., Inc., 2.40%, 9/15/22	1,030,000	1,040,797
Merck & Co., Inc., 3.60%, 9/15/42	140,000	141,449
Novartis Capital Corp., 2.40%, 9/21/22	650,000	659,299
Roche Holdings, Inc., 6.00%, 3/1/19(3)	1,225,000	1,540,344
Roche Holdings, Inc., 7.00%, 3/1/39(3)	670,000	1,014,506
Sanofi, 4.00%, 3/29/21	436,000	499,045
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	1,336,000	1,434,286
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	300,000	308,798
		8,052,503
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
American Tower Corp., 4.625%, 4/1/15	860,000	927,030
American Tower Corp., 4.70%, 3/15/22	980,000	1,077,308
Boston Properties LP, 5.00%, 6/1/15	300,000	328,250
Boston Properties LP, 3.85%, 2/1/23	610,000	643,976
BRE Properties, Inc., 3.375%, 1/15/23	500,000	498,531
Developers Diversified Realty Corp., 4.75%, 4/15/18	$1,520,000	$1,688,890
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	289,066
Essex Portfolio LP, 3.625%, 8/15/22(3)	540,000	545,169
HCP, Inc., 3.75%, 2/1/16	990,000	1,051,671
Reckson Operating Partnership LP, 6.00%, 3/31/16	500,000	545,385
Reckson Operating Partnership LP, 7.75%, 3/15/20	540,000	645,911
Simon Property Group LP, 5.10%, 6/15/15	200,000	220,754
Simon Property Group LP, 5.75%, 12/1/15	990,000	1,120,652
UDR, Inc., 4.25%, 6/1/18	450,000	499,801
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	790,000	823,942
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	640,000	685,080
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	320,000	352,379
WEA Finance LLC, 4.625%, 5/10/21(3)	460,000	503,184
		12,446,979
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19	590,000	708,384
ProLogis LP, 6.875%, 3/15/20	13,000	15,803
		724,187
ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	764,000	830,322
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	200,000	232,337
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	400,000	457,296
CSX Corp., 5.75%, 3/15/13	263,000	269,245
CSX Corp., 4.25%, 6/1/21	400,000	450,250
CSX Corp., 4.75%, 5/30/42	750,000	819,880
Norfolk Southern Corp., 5.75%, 4/1/18	300,000	361,519
Norfolk Southern Corp., 3.25%, 12/1/21	606,000	638,682

18

	Principal Amount	Value
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(3)	$670,000	$670,376
Union Pacific Corp., 4.75%, 9/15/41	790,000	895,497
		5,625,404
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	1,000,000	1,162,505
SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	1,150,000	1,569,856
Lowe’s Cos., Inc., 4.65%, 4/15/42	590,000	646,584
		2,216,440
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	490,000	546,856
Hanesbrands, Inc., 6.375%, 12/15/20	450,000	490,500
Ltd. Brands, Inc., 6.90%, 7/15/17	450,000	519,750
		1,557,106
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Alltel Corp., 7.875%, 7/1/32	180,000	285,537
America Movil SAB de CV, 5.00%, 3/30/20	370,000	435,129
America Movil SAB de CV, 3.125%, 7/16/22	820,000	847,258
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,290,000	1,372,690
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	220,000	308,705
Vodafone Group plc, 5.00%, 12/16/13	720,000	759,149
Vodafone Group plc, 5.625%, 2/27/17	870,000	1,036,894
Vodafone Group plc, 2.50%, 9/26/22	320,000	320,309
		5,365,671
TOTAL CORPORATE BONDS(Cost $293,161,796)		319,577,921
Commercial Mortgage-Backed Securities(1) — 4.3%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	323,558	328,096
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	1,500,000	1,564,573
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/12	$600,000	$674,259
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/12	1,125,000	1,233,017
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	500,000	520,329
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	960,000	1,008,904
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 10/1/12	740,000	758,560
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/12	1,111,000	1,223,994
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 10/1/12	3,100,000	3,294,263
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.40%, 10/15/12(3)	880,606	833,250
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 10/1/12	750,000	749,449
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	1,691,766	1,705,061
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/12	800,000	862,760
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/12	800,000	846,743
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/12	2,400,000	2,572,658
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	3,055,000	3,298,047

19

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	$4,075,000	$4,440,477
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	1,325,000	1,440,625
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	940,000	986,324
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A3 SEQ, 3.97%, 3/15/29	1,150,863	1,175,827
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	4,400,000	4,602,389
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 10/11/12	1,150,000	1,230,205
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/12	500,000	534,375
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	2,406,453	2,463,097
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	1,475,000	1,610,182
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	1,000,000	1,041,632
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	1,160,000	1,281,045
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/12	3,225,000	3,504,045
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/11/12	1,775,000	1,972,066
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 SEQ, 3.18%, 8/15/45	825,000	881,967
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	$617,109	$622,735
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	2,750,000	2,959,374
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	274,148	278,681
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 10/1/12	900,000	990,924
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $52,238,703)		53,489,933
Collateralized Mortgage Obligations(1) — 3.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	476,567	344,124
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.93%, 10/1/12	1,685,495	1,687,482
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	553,124	567,609
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	800,000	849,605
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.82%, 10/1/12	1,182,752	1,133,958
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	46,798	47,313
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	612,054	640,869
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 10/1/12	1,195,153	1,201,189
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	485,642	503,789

20

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	$156,564	$161,617
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	359,614	364,422
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.71%, 10/1/12	285,336	286,362
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	370,870	377,948
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	267,309	270,258
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 10/1/12	1,064,840	930,038
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/12	2,000,000	2,052,006
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	276,425	287,702
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.95%, 10/1/12	1,202,163	1,314,879
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/12	1,517,747	1,554,392
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	434,938	461,776
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.875%, 10/1/12	401,440	415,536
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,364,715	1,421,217
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	123,122	123,345
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	474,221	500,071
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	$1,011,672	$1,082,115
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.34%, 10/1/12	842,047	852,454
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,194,877	2,286,580
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	3,045,468	3,151,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	741,747	721,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	499,916	505,772
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,002,396	1,008,339
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	1,044,942	1,089,706
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	783,904	812,435
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/12	671,172	693,524
		29,702,069
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
FHLMC, Series 2684, Class FP, VRN, 0.72%, 10/15/12	3,397,274	3,413,002
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	522,888	579,893
FHLMC, Series 3397, Class GF, VRN, 0.72%, 10/15/12	6,557,712	6,630,496
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	148,599	148,726
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	1,510	1,732

21

	Principal Amount	Value
FNMA, Series 2006-43, Class FM, VRN, 0.52%, 10/25/12	$989,159	$993,139
FNMA, Series 2007-36, Class FB, VRN, 0.62%, 10/25/12	671,495	678,316
		12,445,304
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,617,009)		42,147,373
Sovereign Governments And Agencies — 2.1%
BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19	2,020,000	2,525,000
Brazilian Government International Bond, 4.875%, 1/22/21	1,800,000	2,160,000
Brazilian Government International Bond, 5.625%, 1/7/41	390,000	501,150
		5,186,150
CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	29,000	41,901
Province of Ontario Canada, 5.45%, 4/27/16	550,000	641,279
Province of Ontario Canada, 1.60%, 9/21/16	720,000	745,229
		1,428,409
CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	620,000	674,250
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	500,000	578,250
ITALY†
Republic of Italy, 6.875%, 9/27/23	400,000	447,456
MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17	300,000	352,200
United Mexican States, 5.95%, 3/19/19	1,450,000	1,805,250
United Mexican States, 5.125%, 1/15/20	1,000,000	1,200,000
United Mexican States, 6.05%, 1/11/40	650,000	869,375
United Mexican States, MTN, 4.75%, 3/8/44	470,000	524,050
		4,750,875
PERU — 0.1%
Republic of Peru, 6.55%, 3/14/37	$310,000	$458,025
Republic of Peru, 5.625%, 11/18/50	650,000	849,875
		1,307,900
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15	170,000	182,113
Poland Government International Bond, 5.125%, 4/21/21	450,000	525,375
Poland Government International Bond, 3.00%, 3/17/23	550,000	541,860
		1,249,348
SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16	750,000	814,948
Korea Development Bank, 3.25%, 3/9/16	540,000	569,443
Korea Development Bank, 4.00%, 9/9/16	710,000	773,891
		2,158,282
UNITED KINGDOM — 0.7%
Government of United Kingdom, 4.50%, 12/7/42 GBP	4,055,000	8,408,196
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $23,680,775)		26,189,116
Municipal Securities — 1.7%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	$195,000	241,008
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	360,000	494,320
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	380,000	534,725
California GO, (Building Bonds), 6.65%, 3/1/22	240,000	300,679
California GO, (Building Bonds), 7.55%, 4/1/39	300,000	411,126
California GO, (Building Bonds), 7.30%, 10/1/39	510,000	681,855
California GO, (Building Bonds), 7.60%, 11/1/40	95,000	132,422
Illinois GO, 5.88%, 3/1/19	940,000	1,065,631

22

	Principal Amount	Value
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	$1,253,000	$1,220,121
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	155,000	177,349
Illinois GO, (Building Bonds), 7.35%, 7/1/35	115,000	139,128
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(4)	1,900,000	1,960,439
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35	230,000	263,242
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	400,000	547,936
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	480,000	642,648
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	70,000	88,941
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	275,000	361,512
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	305,000	408,416
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	470,000	638,791
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	555,000	689,110
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	450,000	672,683
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	530,000	764,748
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	335,000	448,059
New York City Municipal Water Finance Authority Rev., (Building Bonds), 5.95%, 6/15/42	$325,000	$453,281
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40	45,000	54,238
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111	655,000	757,553
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	390,000	455,883
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	263,734
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	420,000	510,686
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	287,063
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62(5)	1,480,000	1,480,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	715,000	915,207
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	466,024
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	350,000	422,968
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	250,000	340,405
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	440,000	544,060

23

	Principal Amount	Value
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	$420,000	$521,707
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	630,000	786,933
TOTAL MUNICIPAL SECURITIES(Cost $17,934,020)		21,144,631
U.S. Government Agency Securities — 1.3%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FHLMC, 1.00%, 9/29/17	580,000	586,656
FHLMC, 2.375%, 1/13/22	1,600,000	1,682,387
FNMA, 0.875%, 10/26/17	5,022,000	5,053,503
		7,322,546
GOVERNMENT-BACKED CORPORATE BONDS(6) — 0.7%
Ally Financial, Inc., 1.75%, 10/30/12	4,000,000	4,004,996
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,004,755
		9,009,751
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $16,192,400)		16,332,297
Asset-Backed Securities(1) — 0.2%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	827,324	843,403
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	880,825	881,535
TOTAL ASSET-BACKED SECURITIES(Cost $1,708,068)		1,724,938
Temporary Cash Investments — 5.0%
BNP Paribas Finance, Inc., 0.10%, 10/1/12(7)	$50,000,000	$49,999,375
Govco LLC, 0.15%, 10/1/12(3)(7)	6,000,000	5,999,905
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $3,069,513), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $3,007,745)		3,007,718
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $1,841,724), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $1,804,653)		1,804,631
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $613,211), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $601,550)		601,543
TOTAL TEMPORARY CASH INVESTMENTS(Cost $61,413,892)		61,413,172
TOTAL INVESTMENT SECURITIES — 110.5% (Cost $1,304,429,300)		1,365,033,991
OTHER ASSETS AND LIABILITIES(8) — (10.5)%		(129,550,939)
TOTAL NET ASSETS — 100.0%		$1,235,483,052

24

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
4,704,500	NOK for SEK	Deutsche Bank	10/25/12	$820,493	$31,624
4,794,500	NOK for SEK	HSBC Holdings plc	10/25/12	836,190	26,076
5,614,100	NOK for SEK	UBS AG	10/25/12	979,133	24,500
448,400	AUD for USD	Westpac Group	10/25/12	464,222	8,051
4,962,400	CAD for USD	Barclays Bank plc	10/25/12	5,045,163	182,783
617,600	CHF for USD	Deutsche Bank	10/25/12	656,947	32,894
155,400	EUR for USD	UBS AG	10/25/12	199,742	7,874
12,660,667	GBP for USD	Barclays Bank plc	10/25/12	20,443,027	340,927
203,200	GBP for USD	UBS AG	10/25/12	328,105	9,007
31,779,000	JPY for USD	UBS AG	10/25/12	407,291	6,660
3,853,626,305	KRW for USD	HSBC Holdings plc	10/25/12	3,458,401	126,256
15,346,200	NOK for USD	Deutsche Bank	10/25/12	2,676,471	168,553
744,500	NZD for USD	Westpac Group	10/25/12	616,119	32,028
5,460,700	SEK for USD	Deutsche Bank	10/25/12	830,750	50,159
1,525,200	SGD for USD	HSBC Holdings plc	10/25/12	1,242,792	34,330
21,186,400	TWD for USD	HSBC Holdings plc	10/25/12	722,359	15,981
				$39,727,205	$1,097,703
(Value on Settlement Date $38,629,502)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
5,337,208	SEK for NOK	Deutsche Bank	10/25/12	$811,963	$(23,094)
5,396,833	SEK for NOK	HSBC Holdings plc	10/25/12	821,034	(10,920)
6,347,582	SEK for NOK	UBS AG	10/25/12	965,674	(11,041)
33,900	AUD for USD	UBS AG	10/25/12	35,096	124
407,900	CAD for USD	UBS AG	10/25/12	414,703	(2,924)
2,302,158	EUR for USD	UBS AG	10/25/12	2,959,054	(164,947)
19,044,526	GBP for USD	UBS AG	10/25/12	30,750,968	(1,215,574)
540,407,500	JPY for USD	UBS AG	10/25/12	6,926,057	(27,121)
2,754,000	SEK for USD	UBS AG	10/25/12	418,973	(9,585)
1,525,200	SGD for USD	HSBC Holdings plc	10/25/12	1,242,792	1,406
21,186,400	TWD for USD	HSBC Holdings plc	10/25/12	722,359	(1,243)
				$46,068,673	$(1,464,919)
(Value on Settlement Date $44,603,754)

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America, N.A./CDX North America Investment Grade 15 Index	$7,500,000	Sell*	1.00%	12/20/15	$35,342	$58,370	$93,712

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

25

Notes to Schedule of Investments

AUD = Australian Dollar
CAD = Canadian Dollar
CDX = Credit Derivatives Indexes
CHF = Swiss Franc
 EUR = Euro
FDIC = Federal Deposit Insurance Corporation
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GBP = British Pound
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
KRW = South Korea Won
LB-UBS = Lehman Brothers, Inc. - UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
NOK = Norwegian Krone
NZD = New Zealand Dollar
PHHMC = PHH Mortgage Corporation
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
TWD = Taiwanese Dollar
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†	Category is less than 0.05% of total net assets.
(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $34,643,180, which represented 2.8% of total net assets.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)	When-issued security.
(6)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	The rate indicated is the yield to maturity at purchase.
(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,304,429,300)	$1,365,033,991
Foreign currency holdings, at value (cost of $250)	254
Receivable for investments sold	56,499,939
Unrealized gain on forward foreign currency exchange contracts	1,099,233
Swap agreements, at value (including net premiums paid (received) of $35,342)	93,712
Interest receivable	7,023,885
1,429,751,014

Liabilities
Disbursements in excess of demand deposit cash	4,616,753
Payable for investments purchased	157,716,452
Payable for capital shares redeemed	30,070,471
Unrealized loss on forward foreign currency exchange contracts	1,466,449
Accrued management fees	397,837
194,267,962

Net Assets	$1,235,483,052

Institutional Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	110,157,139

Net Asset Value Per Share	$11.22

Net Assets Consist of:
Capital paid in	$1,161,575,639
Accumulated net investment loss	(1,933,385)
Undistributed net realized gain	15,542,657
Net unrealized appreciation	60,298,141
$1,235,483,052

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$15,840,843

Expenses:
Management fees	2,388,012
Trustees’ fees and expenses	28,965
Other expenses	1,260
2,418,237

Net investment income (loss)	13,422,606

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,905,002
Swap agreement transactions	32,829
Foreign currency transactions	489,685
11,427,516

Change in net unrealized appreciation (depreciation) on:
Investments	25,278,197
Swap agreements	28,318
Translation of assets and liabilities in foreign currencies	(303,817)
25,002,698

Net realized and unrealized gain (loss)	36,430,214

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,852,820

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$13,422,606	$26,972,678
Net realized gain (loss)	11,427,516	20,584,267
Change in net unrealized appreciation (depreciation)	25,002,698	24,025,857
Net increase (decrease) in net assets resulting from operations	49,852,820	71,582,802

Distributions to Shareholders
From net investment income	(15,353,491)	(31,634,967)
From net realized gains	—	(11,879,916)
Decrease in net assets from distributions	(15,353,491)	(43,514,883)

Capital Share Transactions
Proceeds from shares sold	192,085,397	417,441,431
Proceeds from reinvestment of distributions	15,353,491	43,514,883
Payments for shares redeemed	(163,223,964)	(159,840,824)
Net increase (decrease) in net assets from capital share transactions	44,214,924	301,115,490

Net increase (decrease) in net assets	78,714,253	329,183,409

Net Assets
Beginning of period	1,156,768,799	827,585,390
End of period	$1,235,483,052	$1,156,768,799

Accumulated net investment loss	$(1,933,385)	$(2,500)

Transactions in Shares of the Fund
Sold	17,312,136	38,338,556
Issued in reinvestment of distributions	1,371,839	4,011,937
Redeemed	(14,584,647)	(14,601,538)
Net increase (decrease) in shares of the fund	4,099,328	27,748,955

See Notes to Financial Statements.

29

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities. The fund is not permitted to invest in any securities issued by companies assigned by the Global Industry Classification Standard to the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

30

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

31

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100% and the rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended September 30, 2012 was 0.40%.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $1,067,390,188, of which $963,506,946 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $954,489,189, of which $841,383,703 represented U.S. Treasury and Government Agency obligations.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

32

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$432,486,212	—
U.S. Government Agency Mortgage-Backed Securities	—	390,528,398	—
Corporate Bonds	—	319,577,921	—
Commercial Mortgage-Backed Securities	—	53,489,933	—
Collateralized Mortgage Obligations	—	42,147,373	—
Sovereign Governments and Agencies	—	26,189,116	—
Municipal Securities	—	21,144,631	—
U.S. Government Agency Securities	—	16,332,297	—
Asset-Backed Securities	—	1,724,938	—
Temporary Cash Investments	—	61,413,172	—
Total Value of Investment Securities	—	$1,365,033,991	—

Other Financial Instruments
Swap Agreements	—	$58,370	—
Forward Foreign Currency Exchange Contracts	—	(367,216)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$(308,846)	—

6. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange

33

contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms.  The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2012

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$93,712	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	1,099,233	Unrealized loss on forward foreign currency exchange contracts	$1,466,449
		$1,192,945		$1,466,449

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$32,829	Change in net unrealized appreciation (depreciation) on swap agreements	$28,318
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	366,077	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(297,529)
		$398,906		$(269,211)

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,304,729,794
Gross tax appreciation of investments	$60,703,352
Gross tax depreciation of investments	(399,155)
Net tax appreciation (depreciation) of investments	$60,304,197

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

34

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012(3)	$10.91	0.12	0.33	0.45	(0.14)	—	(0.14)	$11.22	4.16%	0.40%(4)	0.40%(4)	2.22%(4)	2.22%(4)	78%	$1,235,483
2012	$10.57	0.31	0.54	0.85	(0.37)	(0.14)	(0.51)	$10.91	8.16%	0.41%	0.41%	2.89%	2.89%	109%	$1,156,769
2011	$10.51	0.35	0.18	0.53	(0.37)	(0.10)	(0.47)	$10.57	5.00%	0.39%	0.40%	3.24%	3.23%	77%	$827,585
2010	$10.12	0.37	0.43	0.80	(0.38)	(0.03)	(0.41)	$10.51	7.99%	0.38%	0.41%	3.53%	3.50%	104%	$527,888
2009	$10.56	0.43	(0.10)	0.33	(0.47)	(0.30)	(0.77)	$10.12	3.36%	0.42%	0.42%	4.17%	4.17%	299%	$253,411
2008	$10.19	0.49	0.43	0.92	(0.49)	(0.06)	(0.55)	$10.56	9.32%	0.42%	0.42%	4.82%	4.82%	246%	$162,119

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2012 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investmentmanagement clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with

37

comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

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Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

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Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

42

Notes

43

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76717   1211

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INVESTMENT TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2012